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                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                           FORM N-CSR

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:   811-4000
                                                --------

                    SUMMIT MUTUAL FUNDS, INC.
        (Exact name of registrant as specified in charter)

           1876 Waycross Road, Cincinnati, Ohio 45240
        (Address of principal executive offices)  (Zip code)

                      John F. Labmeier, Esq.
            The Union Central Life Insurance Company
                          P.O. Box 40888
                        1876 Waycross Road
                      Cincinnati, Ohio 45240
             (Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 595-2600

Date of fiscal year end:           December 31, 2004

Date of reporting period:          June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

SUMMIT MUTUAL FUNDS

SEMIANNUAL REPORT

SUMMIT PINNACLE SERIES

ZENITH PORTFOLIO

BOND PORTFOLIO

S&P 500 INDEX PORTFOLIO

S&P MIDCAP 400 INDEX PORTFOLIO

BALANCED INDEX PORTFOLIO

NASDAQ-100 INDEX PORTFOLIO

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

EAFE INTERNATIONAL INDEX PORTFOLIO

LEHMAN AGGREGATE BOND INDEX PORTFOLIO

JUNE 30, 2004

[SUMMIT MUTUAL FUNDS LOGO]

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
SEMIANNUAL REPORT - TABLE OF CONTENTS

Message from the President                                                     1
    Fund Expenses                                                              2

Portfolio Managers' Reports and Financial Statements:
    Zenith Portfolio                                                           3
    Bond Portfolio                                                             8
    S&P 500 Index Portfolio                                                   15
    S&P MidCap 400 Index Portfolio                                            21
    Balanced Index Portfolio                                                  27
    Nasdaq-100 Index Portfolio                                                33
    Russell 2000 Small Cap Index Portfolio                                    39
    EAFE International Index Portfolio                                        45
    Lehman Aggregate Bond Index Portfolio                                     51

Notes to Financial Statements                                                 57

THIS REPORT CONTAINS A SUMMARY SCHEDULE OF INVESTMENTS FOR EACH PORTFOLIO. IF YOU WOULD LIKE A COMPLETE SCHEDULE OF INVESTMENTS IN SECURITIES, PLEASE CONTACT YOUR INSURANCE COMPANY CUSTOMER SERVICE DEPARTMENT (OR CALL SUMMIT FUNDS AT 1-888-259-7565), AND THEY WILL MAIL YOU A COPY WITHOUT CHARGE. WE WILL ALSO POST THE SCHEDULE ON OUR WEBSITE AT www.summitfunds.com. YOU MAY ALSO RETRIEVE THE SCHEDULE FROM THE SEC'S WEBSITE AT www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                      MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds' 2004 Semiannual Report for the period ended June 30, 2004. We welcome new and thank existing investors that have chosen the Summit options in your insurance products. We strive to help you reach your financial goals.

The first six months of 2004 marked a period of uncertainty for the U.S. economy and, as a consequence, investors. There have been many hopeful signs of continuing the strong recovery that was trumpeted by the 8.2% GDP results of the third quarter of 2003. Employment growth, which had stubbornly avoided a rebound, began to show signs of strength. Corporate profits have continued their upward march into record territory, and consumer confidence has followed. In contrast, energy prices have spiked upward on supply concerns resulting from Mid-East tensions and increasing demand resulting from the economic rebound. Consequently, inflation fears have resurfaced. These conditions have caused the Federal Reserve to raise interest rates for the first time since May 2000, signaling a period of steady, albeit measured, increases in rates.

"OUR MESSAGE RINGS TRUE IN UNCERTAIN TIMES"

This economic news has been accompanied by mixed signals on the geopolitical front. In Iraq, insurgent violence peaked in the spring in advance of Iraqi leaders taking back sovereignty in late June. The commuter train bombings in Madrid, Spain and predictions of domestic terror attacks during the U.S. election cycle also exacerbated fears and increased levels of anxiety. All of this is occurring in a backdrop of a presidential election year. The result creates uncertainty for many investors.

Equity markets have responded by slowing the pace of the rally, particularly during the second quarter. During the entire six-month period ended June 30, 2004, the S&P 500 Index advanced 3.4%, the S&P 400 MidCap Index returned 6.1% and the Russell 2000 Index gained 6.8%. In other market sectors, the Nasdaq-100 Index gained 3.4% while, in international arenas, the EAFE Index advanced 4.6%. While all of these returns remain positive, uncertainty is never a friend to the markets, and this transitional period may remain for some time until managers get a better sense for how these conditions are resolved.

Fixed income markets generally ended the first six months of 2004 with break even returns. The positive impact of current coupon income earned was nearly erased by falling bond prices that are a result of rising interest rates. Volatility increased throughout the period as rates rose. The Lehman Aggregate Bond Index's return during the entire six months ended June 30, 2004 was a scant 0.2%, with a positive first quarter return of 2.7% and a negative second quarter return of 2.4%.

"...ASSET ALLOCATION AND PORTFOLIO REBALANCING ARE CRITICAL IN PERIODS OF UNCERTAINTY"

Our message rings true in uncertain times. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical in periods of uncertainty. Proper diversification of your investments, both within and across asset sectors, (or specifically stocks, bonds and cash) is an important component of achieving your long-term investment goals. Summit Mutual Funds is able to provide the foundation of a diversified investment plan with choices across equity and fixed-income styles with index and managed options in keeping with our "CORE & MORE" philosophy.

RECENT HIGHLIGHTS:

- Summit's Zenith Portfolio has demonstrated strong long-term performance over the last five years (with average annual returns of +7.3% compared to +1.9% for the Russell 1000 Value Index and -2.2% for the Standard & Poor's
     500) ranking it as a top performer by leading rating agencies.

- Summit's diversified offerings, including the Russell 2000 Small Cap Index and S&P MidCap 400 Index Portfolios, provide investors a convenient way to diversify into sectors that can maximize returns, based on market opportunities.

Thank you for choosing Summit Funds during these dynamic times for investors and for the trust that you have placed in us.

Best regards,

/s/ Steven R. Sutermeister

Steven R. Sutermeister
President

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
2004 SEMIANNUAL REPORT - FUND EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2004 through June 30, 2004.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            BEGINNING          ENDING         ANNUALIZED
EXPENSES PAID *
                                          ACCOUNT VALUE     ACCOUNT VALUE     NET EXPENSE
JAN. 1, 2004 TO
                   PORTFOLIO            DECEMBER 31, 2003   JUNE 30, 2004        RATIO
JUNE 30, 2004
-----------------------------------------------------------------------------------------
-----------------
            BASED ON ACTUAL RETURN
Zenith Portfolio                            $  1,000           $  1,041           0.91%
$      5
Bond Portfolio                                 1,000                997           0.75%
4
S&P 500 Index Portfolio                        1,000              1,030           0.42%
2
S&P MidCap 400 Index Portfolio                 1,000              1,054           0.57%
3
Balanced Index Portfolio                       1,000              1,016           0.60%
3
Nasdaq-100 Index Portfolio                     1,000              1,027           0.65%
3
Russell 2000 Small Cap Index Portfolio         1,000              1,062           0.75%
4
EAFE International Index Portfolio             1,000              1,031           0.95%
5
Lehman Aggregate Bond Index Portfolio          1,000                996           0.60%
3

        BASED ON HYPOTHETICAL RETURN
         (5% return before expenses)
Zenith Portfolio                            $  1,000           $  1,020           0.91%
$      5
Bond Portfolio                                 1,000              1,021           0.75%
4
S&P 500 Index Portfolio                        1,000              1,023           0.42%
2
S&P MidCap 400 Index Portfolio                 1,000              1,022           0.57%
3
Balanced Index Portfolio                       1,000              1,022           0.60%
3
Nasdaq-100 Index Portfolio                     1,000              1,021           0.65%
3
Russell 2000 Small Cap Index Portfolio         1,000              1,021           0.75%
4
EAFE International Index Portfolio             1,000              1,020           0.95%
5
Lehman Aggregate Bond Index Portfolio          1,000              1,022           0.60%
3

* Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                                ZENITH PORTFOLIO

OBJECTIVE - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

STRATEGY - The Summit Pinnacle Zenith Portfolio (the "Portfolio") will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Portfolio fund performance for the six-month period ended June 30, 2004 was 4.57% (before the impact of any product or contract-level fees) versus 3.94% for the Russell 1000 Value and 3.44% for the Standard & Poor's 500 Composite Stock (the "S&P 500 Index") Indices.

The economy continued its recovery in the first half of the year following a strong fourth quarter of last year. The Federal Reserve's "easy money" policy of low interest rates resuscitated corporations' and consumers' balance sheets. With low interest rates and economic recovery, equities looked inexpensive again-especially compared to money market accounts and fixed income instruments.

The performance of the Portfolio benefited from an overweighting in the energy sector which tracked with the high energy prices. Energy companies owned included: Nabors Industries, Weatherford International, ConocoPhillips, Devon Energy, and Anadarko Petroleum. The Portfolio also benefited from specific holdings, including: Motorola, that benefited from improving prospects in its semiconductor and cell-phone handset business; SunTrust Banks, where we took a short-term gain on general speculation about bank acquisitions; Darden Restaurants, that rose from an oversold position on recovery hopes; and ConAgra Foods and Lincoln National, that benefited from specific sector rebounds. Detractors from performance included: SPX Industries that suffered an earnings shortfall; Nokia that was hurt by a loss of market share in cell-phone handsets; Union Pacific that was unable to meet heightened demand for rail service; and Comcast that was hurt by its ill-fated acquisition attempt of Disney.

The economic recovery is signaling the end of a period of fixed-income market dominance. The perfect scenario for bonds, an ever-lower fed funds rates with no signs of inflation or economic recovery, is now being replaced by incipient inflation and economic growth. The final act in the fixed-income script played out when the fed funds rate was increased on the last day of the first half of the year. The market now expects a "measured" increase, which can be interpreted as a steady stream of increases that don't abort the recovery.

After last year's equity market rebound, investors' enthusiasm has risen along with valuations. The difficulty for investors will be settling for more historically normal levels of equity returns. Some investors may be disappointed by returns that are modest in comparison with the go-go period of the late 1990's. However, faced with an alternative of meager money-market and fixed-income returns, equity investors can still be satisfied. The Portfolio will continue with its strategy of investing in companies that are temporarily out of favor and paring those that reach full valuation to achieve its objective and provide a compelling choice for investors.

                                    FUND DATA

     Manager:                              James McGlynn
     Inception Date:                       August 15, 1984
     Total Net Assets:                     $48.33 Million
     Number of Holdings:                   55
     Median Cap Size:                      $38.10 Billion
     Average Price-to-book Ratio:          2.22x
     Dividend Yield:                       2.45%
     Average Price-to-earnings Ratio:
     Summit Pinnacle Zenith Portfolio:     16.9x
     S&P 500 Index:                        19.7x

                             TOP 10 EQUITY HOLDINGS

                                                  (% OF NET ASSETS)
                                                  -----------------
     CSX Corp.                                          2.63%
     Freddie Mac                                        2.42%
     Du Pont (E.I.)                                     2.41%
     Unilever                                           2.38%
     The Walt Disney Co.                                2.37%
     Union Pacific Corp.                                2.35%
     Banc One Corp.                                     2.34%
     St. Paul Cos.                                      2.27%
     Marsh & McLennan Co.                               2.22%
     Johnson & Johnson Co.                              2.20%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

                 SUMMIT ZENITH           RUSSELL 1000         RUSSELL 2000
                   PORTFOLIO             VALUE INDEX             INDEX
Jun-1994           $  10,000              $  10,000            $  10,000
Jul-1994           $  11,132              $  10,311            $  10,157
Aug-1994           $  11,659              $  10,607            $  10,709
Sep-1994           $  11,525              $  10,255            $  10,659
Oct-1994           $  11,596              $  10,398            $  10,613
Nov-1994           $  11,233              $   9,978            $  10,165
Dec-1994           $  11,321              $  10,093            $  10,419
Jan-1995           $  11,439              $  10,404            $  10,273
Feb-1995           $  11,819              $  10,815            $  10,678
Mar-1995           $  12,000              $  11,052            $  10,852
Apr-1995           $  12,283              $  11,402            $  11,077
May-1995           $  12,584              $  11,882            $  11,247
Jun-1995           $  12,868              $  12,043            $  11,804
Jul-1995           $  13,240              $  12,462            $  12,473
Aug-1995           $  13,559              $  12,638            $  12,706
Sep-1995           $  13,835              $  13,095            $  12,917
Oct-1995           $  13,455              $  12,965            $  12,329
Nov-1995           $  13,905              $  13,621            $  12,842
Dec-1995           $  14,373              $  13,964            $  13,150
Jan-1996           $  14,512              $  14,399            $  13,125
Feb-1996           $  14,920              $  14,508            $  13,522
Mar-1996           $  15,341              $  14,754            $  13,765
Apr-1996           $  15,787              $  14,811            $  14,494
May-1996           $  16,224              $  14,996            $  15,059
Jun-1996           $  16,106              $  15,008            $  14,425
Jul-1996           $  15,265              $  14,441            $  13,151
Aug-1996           $  15,942              $  14,854            $  13,895
Sep-1996           $  16,290              $  15,445            $  14,415
Oct-1996           $  16,758              $  16,042            $  14,173
Nov-1996           $  17,354              $  17,205            $  14,737
Dec-1996           $  17,897              $  16,986            $  15,091
Jan-1997           $  18,366              $  17,809            $  15,375
Feb-1997           $  18,182              $  18,071            $  14,984
Mar-1997           $  17,511              $  17,421            $  14,256
Apr-1997           $  17,396              $  18,153            $  14,274
May-1997           $  18,730              $  19,167            $  15,846
Jun-1997           $  19,382              $  19,989            $  16,495
Jul-1997           $  20,236              $  21,493            $  17,249
Aug-1997           $  20,616              $  20,727            $  17,622
Sep-1997           $  22,073              $  21,980            $  18,886
Oct-1997           $  21,459              $  21,365            $  18,031
Nov-1997           $  21,354              $  22,310            $  17,892
Dec-1997           $  21,576              $  22,961            $  18,187
Jan-1998           $  21,110              $  22,636            $  17,897
Feb-1998           $  22,106              $  24,160            $  19,220
Mar-1998           $  23,624              $  25,638            $  20,004
Apr-1998           $  24,024              $  25,809            $  20,096
May-1998           $  22,897              $  25,427            $  19,003
Jun-1998           $  22,268              $  25,753            $  19,035
Jul-1998           $  20,577              $  25,298            $  17,468
Aug-1998           $  16,491              $  21,533            $  14,064
Sep-1998           $  17,219              $  22,769            $  15,131
Oct-1998           $  17,806              $  24,533            $  15,738
Nov-1998           $  18,111              $  25,676            $  16,553
Dec-1998           $  18,273              $  26,550            $  17,578
Jan-1999           $  18,101              $  26,762            $  17,811
Feb-1999           $  16,690              $  26,384            $  16,369
Mar-1999           $  16,972              $  26,930            $  16,624
Apr-1999           $  18,501              $  29,446            $  18,113
May-1999           $  18,487              $  29,122            $  18,378
Jun-1999           $  19,341              $  29,967            $  19,209
Jul-1999           $  19,355              $  29,090            $  18,682
Aug-1999           $  19,016              $  28,010            $  17,991
Sep-1999           $  18,500              $  27,032            $  17,995
Oct-1999           $  18,515              $  28,587            $  18,068
Nov-1999           $  18,898              $  28,364            $  19,147
Dec-1999           $  18,647              $  28,501            $  21,315
Jan-2000           $  18,203              $  27,571            $  20,969
Feb-2000           $  17,244              $  25,523            $  24,433
Mar-2000           $  19,854              $  28,637            $  22,826
Apr-2000           $  19,483              $  28,303            $  23,867
May-2000           $  20,173              $  28,602            $  22,475
Jun-2000           $  19,738              $  27,295            $  24,439
Jul-2000           $  19,573              $  27,636            $  23,674
Aug-2000           $  20,533              $  29,174            $  25,469
Sep-2000           $  20,728              $  29,441            $  24,715
Oct-2000           $  21,643              $  30,164            $  23,613
Nov-2000           $  21,403              $  29,045            $  21,190
Dec-2000           $  22,709              $  30,500            $  23,021
Jan-2001           $  23,656              $  30,617            $  24,218
Feb-2001           $  23,324              $  29,766            $  22,632
Mar-2001           $  22,691              $  28,715            $  21,525
Apr-2001           $  24,139              $  30,122            $  23,208
May-2001           $  24,907              $  30,800            $  23,779
Jun-2001           $  24,634              $  30,116            $  24,600
Jul-2001           $  24,983              $  30,053            $  23,269
Aug-2001           $  23,952              $  28,848            $  22,517
Sep-2001           $  22,785              $  26,817            $  19,486
Oct-2001           $  23,194              $  26,586            $  20,626
Nov-2001           $  24,468              $  28,131            $  22,223
Dec-2001           $  25,262              $  28,795            $  23,594
Jan-2002           $  25,079              $  28,573            $  23,349
Feb-2002           $  25,399              $  28,619            $  22,709
Mar-2002           $  26,307              $  29,972            $  24,532
Apr-2002           $  25,083              $  28,944            $  24,756
May-2002           $  24,940              $  29,089            $  23,656
Jun-2002           $  22,937              $  27,419            $  22,483
Jul-2002           $  20,300              $  24,869            $  19,088
Aug-2002           $  20,616              $  25,056            $  19,040
Sep-2002           $  18,132              $  22,270            $  17,673
Oct-2002           $  19,141              $  23,920            $  18,241
Nov-2002           $  20,935              $  25,427            $  19,868
Dec-2002           $  19,428              $  24,323            $  18,761
Jan-2003           $  18,952              $  23,735            $  18,241
Feb-2003           $  18,689              $  23,101            $  17,691
Mar-2003           $  18,822              $  23,140            $  17,919
Apr-2003           $  20,749              $  25,176            $  19,617
May-2003           $  22,152              $  26,803            $  21,722
Jun-2003           $  22,843              $  27,138            $  22,116
Jul-2003           $  23,016              $  27,542            $  23,500
Aug-2003           $  23,260              $  27,972            $  24,576
Sep-2003           $  23,205              $  27,698            $  24,122
Oct-2003           $  24,385              $  29,393            $  26,148
Nov-2003           $  24,708              $  29,793            $  27,076
Dec-2003           $  26,335              $  31,628            $  27,626
Jan-2004           $  26,991              $  32,185            $  28,825
Feb-2004           $  27,242              $  32,873            $  29,084
Mar-2004           $  26,742              $  32,584            $  29,355
Apr-2004           $  26,590              $  31,789            $  27,858
May-2004           $  26,689              $  32,113            $  28,300
Jun-2004           $  27,540              $  32,871            $  29,492

Summit Zenith Portfolio - Average Annual Total Return

          1-YEAR       5-YEAR       10-YEAR
          20.56%        7.32%         9.59%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[CHART]

                               SECTOR ALLOCATIONS

Transportation                            7.0%
Financials                               26.9%
Utilities                                11.9%
Consumer Discretionary                    7.6%
Energy                                   10.9%
Consumer Non-Durable                      5.5%
Health Care                               8.8%
Industrials                               3.9%
Technology                               11.0%
Materials                                 3.5%
Short-Term & Other                        3.0%

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                                            ZENITH PORTFOLIO

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                        SIX MONTHS
                                                       ENDED JUNE 30,
YEAR ENDED
                                                        (UNAUDITED)
DECEMBER 31,
                                        -------------------------------------------------
---------------
                                         2004         2003      2002      2001      2000
1999
                                        -------------------------------------------------
-------------
Net asset value, beginning of period     $ 80.76      $ 59.67   $ 82.75   $ 75.60   $
63.10   $  74.45
                                         -------      -------   -------   -------   -----
--   --------
Investment Activities:
  Net investment income / (loss)            0.58         1.17      1.11      1.40
1.15       0.50
  Net realized and unrealized
  gains / (losses)                          3.11        20.01    (18.92)     7.05
12.40      (0.25)
                                         -------      -------   -------   -------   -----
--   --------
Total from Investment Activities            3.69        21.18    (17.81)     8.45
13.55       0.25
                                         -------      -------   -------   -------   -----
--   --------

DISTRIBUTIONS:
Net investment income                      (1.26)       (0.09)    (1.39)    (1.30)
(1.05)     (0.60)
Return of capital                             --           --     (3.88)       --
--         --
Net realized gains                            --           --        --        --
--     (11.00)
                                         -------      -------   -------   -------   -----
--   --------
Total Distributions                        (1.26)       (0.09)    (5.27)    (1.30)
(1.05)    (11.60)
                                         -------      -------   -------   -------   -----
--   --------
Net asset value, end of period           $ 83.19      $ 80.76     59.67   $ 82.75   $
75.60   $  63.10
                                         =======      =======   =======   =======
=======   ========
Total return                                4.57%       35.56%   -23.10%    11.24%
21.79%      2.05%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
  average net assets - net (1)               0.91%(2)    0.93%     0.93%     0.81%
0.73%      0.69%
Ratio of expenses to
  average net assets - gross                0.91%(2)     0.93%     0.93%     0.83%
0.77%      0.69%
Ratio of net investment
  income / (loss) to
  average net assets                        1.42%(2)     1.68%     1.52%     1.74%
1.47%      0.67%
Portfolio turnover rate                    80.95%(2)    71.70%    56.53%   102.03%
81.95%     86.47%
Net assets, end of period (000's)        $48,329      $47,104   $38,218   $54,562
$50,485   $124,444


(1) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(2)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
ZENITH PORTFOLIO                                 SUMMARY SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)

                                                                             PERCENT OF
                                                   SHARES            VALUE   NET ASSETS
                                                ---------------------------------------
COMMON STOCKS - 97.04%

CONSUMER DISCRETIONARY - 7.65%
  Sony Corp.                                       24,900  $       947,445         1.96%
  Take-Two Interactive Software*                   25,800          790,512         1.64%
  Time Warner Inc.*                                46,200          812,196         1.68%
  The Walt Disney Co.*                             45,000        1,147,050         2.37%
                                                           ---------------
                                                                 3,697,203
                                                           ---------------
CONSUMER NON-DURABLE - 5.45%
  Altria Group Inc.                                12,500          625,625         1.29%
  Sara Lee Corp.                                   37,200          855,228         1.77%
  Unilever                                         16,800        1,150,968         2.39%
                                                           ---------------
                                                                 2,631,821
                                                           ---------------
ENERGY - 10.89%
  Anadarko Petroleum                               13,500          791,100         1.64%
  ChevronTexaco Corp.                               8,519          801,723         1.66%
  ConocoPhillips                                    7,771          592,850         1.23%
  Devon Energy Corp                                11,300          745,800         1.54%
  Royal Dutch Petroleum                            12,200          630,374         1.30%
  Unocal Corp.                                     26,500        1,007,000         2.08%
  Weatherford International Ltd.*                  15,400          692,692         1.44%
                                                           ---------------
                                                                 5,261,539
                                                           ---------------
FINANCIALS - 26.95%
  Alliance Capital Holdings                        30,600        1,038,870         2.15%
  Banc One Corp                                    22,200        1,132,200         2.34%
  Bank of America Corp.                             8,100          685,422         1.42%
  BB&T Corp.*                                      22,500          831,825         1.72%
  Citigroup Inc.                                   21,800        1,013,700         2.10%
  Equity Residential Properties Trust              35,100        1,043,523         2.16%
  First Data                                       15,600          694,512         1.44%
  Freddie Mac                                      18,500        1,171,050         2.42%
  Goldman Sachs Group Inc.*                         8,700          819,192         1.70%
  KeyCorp                                          26,500          792,085         1.64%
  Marsh & McLennan Co.                             23,600        1,070,968         2.22%
  Mellon Financial Corp.*                          24,500          718,585         1.49%
  St. Paul Cos.                                    27,100        1,098,634         2.27%
  Wells Fargo                                      16,000          915,680         1.88%
                                                           ---------------
                                                                13,026,246
                                                           ---------------
HEALTH CARE - 8.79%
  Baxter International Inc.*                       16,700          576,317         1.19%
  Bristol-Meyers Squibb                            33,400          818,300         1.69%
  Johnson & Johnson Co.                            19,100        1,063,870         2.20%
  Merck & Co.                                      22,200        1,054,500         2.18%
  The Healthcare Co.                               17,700          736,143         1.53%
                                                           ---------------
                                                                 4,249,130
                                                           ---------------
INDUSTRIALS - 3.94%
  General Electric                                 29,300  $       949,320         1.96%
  SPX Corp.                                        20,600          956,664         1.98%
                                                           ---------------
                                                                 1,905,984
                                                           ---------------
MATERIALS - 3.46%
  Dow Chemical                                     12,500          508,750         1.05%
  Du Pont (E.I.)                                   26,200        1,163,804         2.41%
                                                           ---------------
                                                                 1,672,554
                                                           ---------------
TECHNOLOGY - 10.98%
  Electronic Data Systems Corp.                    50,200          961,330         1.99%
  Hewlett-Packard                                  47,200          995,920         2.06%
  International Business Machines                   8,300          731,645         1.51%
  Microsoft Corp.*                                 33,600          959,616         1.99%
  Motorola Inc.                                    23,600          430,700         0.89%
  Nokia Corp                                       60,100          873,854         1.81%
  Sun Microsystems Inc.*                           81,600          354,144         0.73%
                                                           ---------------
                                                                 5,307,209
                                                           ---------------
TRANSPORTATION - 7.01%
  CSX Corp.                                        38,800        1,271,476         2.63%
  Norfolk Southern Co.                             36,900          978,588         2.02%
  Union Pacific Corp.                              19,100        1,135,495         2.36%
                                                           ---------------
                                                                 3,385,559
                                                           ---------------
UTILITIES - 11.92%
  ALLTEL Corp.                                     12,300          622,626         1.29%
  Ameren Corporation                               22,300          958,008         1.98%
  Comcast Corporation*                             16,200          447,282         0.93%
  Cinergy Corporation                              12,800          486,400         1.01%
  SBC Communications Inc                           41,000          994,250         2.06%
  Southern Co.                                     22,000          641,300         1.33%
  Sprint Corp                                      39,800          700,480         1.45%
  Verizon Communications                           25,100          908,369         1.87%
                                                           ---------------
                                                                 5,758,715
                                                           ---------------

    Total Common Stocks
      (cost $43,177,921)                                        46,895,960
                                                           ---------------

SHORT-TERM INVESTMENTS - 2.71%
NORTHERN TRUST DIVERSIFIED
ASSETS FUND - 2.71%                             1,311,444        1,311,444         2.71%
                                                           ---------------
    Total Short-Term Investments
      (cost $1,311,444)                                          1,311,444
                                                           ---------------
TOTAL INVESTMENTS - 99.75%
  (cost $44,489,365)(1)                                         48,207,404
                                                           ---------------
NORTHERN INSTITUTIONAL
LIQUID ASSET PORTFOLIO(2) - 6.18%                                2,988,679
                                                           ---------------
OTHER ASSETS AND LIABILITIES - (5.93%)                          (2,866,662)
                                                           ---------------
TOTAL NET ASSETS - 100.00%                                 $    48,329,421
                                                           ===============

*    Non-income producing

(1) For federal income tax purposes, cost is $44,536,641 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $4,747,387 and ($1,076,624), respectively, with a net appreciation / depreciation of $3,670,763.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,910,361, $2,988,679, and $0, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL STATEMENTS                                            ZENITH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at value                              $   48,207,404
  Cash                                                                      4,889
  Collateral for securities loaned,
      at fair value                                                     2,988,679
  Receivables:
      Shares sold                                                           5,567
      Securities sold                                                     203,354
      Interest and dividends                                               79,537
  Prepaid expenses and other                                                  482
                                                                   --------------
                                                                       51,489,912
                                                                   --------------
LIABILITIES
  Payables:
      Investment securities purchased                                     116,964
      Shares redeemed                                                       3,153
      Payable upon return of securities loaned                          2,988,679
      Advisory fees                                                        25,080
      Administration expenses                                               3,919
      Directors' fees                                                       1,276
      Custodian fees                                                        1,839
      Fund accounting fees                                                  5,289
      Professional fees                                                     8,164
      Other accrued expenses                                                6,128
                                                                   --------------
                                                                        3,160,491
                                                                   --------------
NET ASSETS*
  Paid-in capital                                                      43,722,586
  Accumulated undistributed net
    investment income                                                     231,347
  Accumulated net realized gain / (loss)
    on investments and futures contracts                                  657,449
  Net unrealized appreciation / (depreciation)
    on investments                                                      3,718,039
                                                                   --------------
                                                                   $   48,329,421
                                                                   ==============
  Shares authorized ($.10 par value)                                   40,000,000
  Shares outstanding                                                      580,960
  Net asset value, offering and redemption
    price per share                                                $        83.19
  Investments at cost                                              $   44,489,365

*FEDERAL TAX DATA AS OF DECEMBER 31, 2003
  Undistributed ordinary income                                    $      628,526
  Unrealized appreciation                                          $    4,661,184

                 CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,
--------------------------------------------------------------------------------
     2007             2008            2009            2010             2011
--------------   --------------  --------------  --------------   --------------
$   (1,220,837)  $           --  $           --  $     (859,633)  $           --

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                      $         4,830
   Dividends                                                             554,293
   Foreign dividend taxes withheld                                        (8,165)
   Other income                                                            1,463
                                                                 ---------------
                                                                         552,421
                                                                 ---------------
EXPENSES
   Advisory fees                                                         152,696
   Administration expenses                                                23,859
   Custodian fees and expenses                                             3,307
   Fund accounting fees                                                   15,379
   Professional fees                                                       7,240
   Directors' fees                                                         3,458
   Transfer agent fees                                                     4,182
   Other expenses                                                          5,801
                                                                 ---------------
                                                                         215,922
                                                                 ---------------
NET INVESTMENT INCOME / (LOSS)                                           336,499
                                                                 ---------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                      2,785,197
                                                                 ---------------
   Net change in unrealized appreciation /
      (depreciation) on investments                                     (990,421)
                                                                 ---------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                       1,794,776
                                                                 ---------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $     2,131,275
                                                                 ===============

TRANSACTIONS WITH AFFILIATES

       PERCENT OF CURRENT
        NET ASSET VALUE
-------------------------------
                 ADMINISTRATION     EXPENSE
 ADVISORY FEE         FEE           LIMIT(1)         WAIVER        REIMBURSEMENT
--------------------------------------------------------------------------------
    0.64%            0.10%            1.00            $  --           $   --

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the indicated limit, the Adviser will reimburse the portfolio for such excess, up to the amount of the advisory fee for that year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                 ENDED JUNE 30,       YEAR ENDED
                                                                  (UNAUDITED)         DECEMBER 31,
                                                              -------------------------------------
                                                                     2004                 2003
                                                              -------------------------------------
OPERATIONS
   Net investment income / (loss)                             $           336,499   $       684,382
   Net realized gain / (loss) on investments and futures                2,785,197           295,042
   Net change in unrealized appreciation /
     (depreciation) on investments                                       (990,421)       11,507,662
                                                              -------------------   ---------------
                                                                        2,131,275        12,487,086
                                                              -------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                 (733,678)          (55,856)
                                                              -------------------   ---------------
                                                                         (733,678)          (55,856)
                                                              -------------------   ---------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                              986,300         1,766,692
   Reinvestment of distributions                                          733,678            55,856
   Payments for shares redeemed                                        (1,892,502)       (5,367,306)
                                                              -------------------   ---------------
                                                                         (172,524)       (3,544,758)
                                                              -------------------   ---------------
NET INCREASE / (DECREASE) IN NET ASSETS                                 1,225,073         8,886,472
NET ASSETS
   Beginning of period                                                 47,104,348        38,217,876
                                                              -------------------   ---------------
   End of period                                              $        48,329,421   $    47,104,348
                                                              ===================   ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME               $           231,347   $       628,526
                                                              ===================   ===============

FUND SHARE TRANSACTIONS
   Sold                                                                    12,010            25,129
   Reinvestment of distributions                                            8,845               975
   Redeemed                                                               (23,185)          (83,327)
                                                              -------------------   ---------------
      Net increase / (decrease) from fund share transactions               (2,330)          (57,223)
                                                              ===================   ===============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                              $        18,652,371   $    28,249,943
                                                              -------------------   ---------------
                                                              $        18,652,371   $    28,249,943
                                                              ===================   ===============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                              $        19,453,392   $    30,522,792
                                                              -------------------   ---------------
                                                              $        19,453,392   $    30,522,792
                                                              ===================   ===============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                            $           733,678   $        55,856
                                                              -------------------   ---------------
                                                              $           733,678   $        55,856
                                                              ===================   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BOND PORTFOLIO

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Summit Pinnacle Bond Portfolio (the "Portfolio") will invest at least 80% of its asset value in fixed income securities. The Portfolio will normally invest 75% of the value of its assets in publicly-traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the Portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

MANAGER'S COMMENTS:

The Portfolio had a total return of 0.04% (before the impact of any product or contract-level fees) for the six-month period ended June 30, 2004 compared to a total return of 0.15% for the Lehman Brothers Aggregate Bond Index (the "Index"). The past six months were marked by continued volatility in the fixed income market. Following a strong first quarter, the performance of the fixed income market was decidedly weaker in the second quarter as interest rates rose sharply. In the face of strong GDP growth, improving corporate earnings, resilient consumer and housing markets, and subtle spikes in the core rate of inflation, the Federal Reserve raised the fed funds rate at the end of June. The fixed income market anticipates a series of future rate increases throughout 2004 continuing into 2005.

The Portfolio's slight under performance to the Index was primarily the result of the continued overweight in the corporate bond sector. After an extended period of excellent returns in the corporate sector, the second quarter performance lagged all other sectors of the fixed income market. Mortgage-backed and home equity securities generally outperformed other sectors of the fixed income market during the period as rising interest rates decreased the refinancing incentive to home owners. Within the corporate sector, lower rated industrial credits continued to outperform. The more volatile industrial sectors including automotives, basic industries, energy and consumer products, were the largest contributors to incremental return. Interest rate sensitive sectors such as banks, financial services, homebuilders and REITs under performed during the period.

                                    FUND DATA

     Managers:                             Gary R. Rodmaker
                                           Michael J. Schultz
                                           Dave Weisenburger
     Inception Date:                       August 15, 1984
     Total Net Assets:                     $36.80 Million
     Number of Holdings:                   134
     Average Duration:                     4.67 years
     Average Maturity:                     11.0 years
     Average Credit Quality:               A3/A-
     Current Yield:                        5.34%

                                QUALITY BREAKDOWN

                                    (% OF PORTFOLIO)
                                    ---------------
     AAA                                   43%
     AA                                    1%
     A                                     7%
     BBB                                   38%
     BB                                    4%
     B                                     4%
     CCC                                   2%
     D                                     1%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

                       SUMMIT BOND               LEHMAN BROTHERS
                        PORTFOLIO              AGGREGATE BOND INDEX
Jun-1994                $  10,000                   $  10,000
Jul-1994                $   9,576                   $  10,199
Aug-1994                $   9,576                   $  10,211
Sep-1994                $   9,465                   $  10,061
Oct-1994                $   9,455                   $  10,052
Nov-1994                $   9,446                   $  10,030
Dec-1994                $   9,569                   $  10,099
Jan-1995                $   9,750                   $  10,299
Feb-1995                $   9,979                   $  10,544
Mar-1995                $  10,045                   $  10,609
Apr-1995                $  10,191                   $  10,757
May-1995                $  10,599                   $  11,173
Jun-1995                $  10,658                   $  11,255
Jul-1995                $  10,697                   $  11,230
Aug-1995                $  10,806                   $  11,366
Sep-1995                $  10,905                   $  11,476
Oct-1995                $  11,066                   $  11,626
Nov-1995                $  11,216                   $  11,800
Dec-1995                $  11,390                   $  11,965
Jan-1996                $  11,555                   $  12,044
Feb-1996                $  11,431                   $  11,835
Mar-1996                $  11,410                   $  11,752
Apr-1996                $  11,378                   $  11,686
May-1996                $  11,399                   $  11,662
Jun-1996                $  11,550                   $  11,819
Jul-1996                $  11,583                   $  11,851
Aug-1996                $  11,615                   $  11,831
Sep-1996                $  11,867                   $  12,036
Oct-1996                $  12,076                   $  12,304
Nov-1996                $  12,274                   $  12,514
Dec-1996                $  12,209                   $  12,398
Jan-1997                $  12,276                   $  12,436
Feb-1997                $  12,377                   $  12,467
Mar-1997                $  12,233                   $  12,329
Apr-1997                $  12,359                   $  12,514
May-1997                $  12,518                   $  12,633
Jun-1997                $  12,689                   $  12,783
Jul-1997                $  13,060                   $  13,128
Aug-1997                $  12,955                   $  13,016
Sep-1997                $  13,199                   $  13,209
Oct-1997                $  13,329                   $  13,401
Nov-1997                $  13,412                   $  13,462
Dec-1997                $  13,555                   $  13,598
Jan-1998                $  13,771                   $  13,772
Feb-1998                $  13,771                   $  13,761
Mar-1998                $  14,056                   $  13,808
Apr-1998                $  14,130                   $  13,880
May-1998                $  14,216                   $  14,012
Jun-1998                $  14,315                   $  14,131
Jul-1998                $  14,365                   $  14,160
Aug-1998                $  14,327                   $  14,391
Sep-1998                $  14,542                   $  14,728
Oct-1998                $  14,210                   $  14,650
Nov-1998                $  14,401                   $  14,733
Dec-1998                $  14,439                   $  14,778
Jan-1999                $  14,517                   $  14,883
Feb-1999                $  14,283                   $  14,622
Mar-1999                $  14,426                   $  14,703
Apr-1999                $  14,452                   $  14,750
May-1999                $  14,307                   $  14,620
Jun-1999                $  14,281                   $  14,573
Jul-1999                $  14,241                   $  14,512
Aug-1999                $  14,214                   $  14,505
Sep-1999                $  14,295                   $  14,673
Oct-1999                $  14,281                   $  14,727
Nov-1999                $  14,292                   $  14,726
Dec-1999                $  14,278                   $  14,655
Jan-2000                $  14,182                   $  14,607
Feb-2000                $  14,333                   $  14,784
Mar-2000                $  14,502                   $  14,978
Apr-2000                $  14,417                   $  14,936
May-2000                $  14,265                   $  14,929
Jun-2000                $  14,621                   $  15,239
Jul-2000                $  14,767                   $  15,377
Aug-2000                $  15,026                   $  15,600
Sep-2000                $  14,978                   $  15,698
Oct-2000                $  14,929                   $  15,802
Nov-2000                $  15,107                   $  16,061
Dec-2000                $  15,334                   $  16,359
Jan-2001                $  15,626                   $  16,627
Feb-2001                $  15,822                   $  16,772
Mar-2001                $  15,903                   $  16,856
Apr-2001                $  15,854                   $  16,785
May-2001                $  15,954                   $  16,886
Jun-2001                $  15,903                   $  16,950
Jul-2001                $  16,260                   $  17,329
Aug-2001                $  16,430                   $  17,529
Sep-2001                $  16,345                   $  17,734
Oct-2001                $  16,702                   $  18,104
Nov-2001                $  16,549                   $  17,855
Dec-2001                $  16,379                   $  17,740
Jan-2002                $  16,464                   $  17,884
Feb-2002                $  16,529                   $  18,057
Mar-2002                $  16,429                   $  17,758
Apr-2002                $  16,717                   $  18,102
May-2002                $  16,834                   $  18,256
Jun-2002                $  16,760                   $  18,414
Jul-2002                $  16,820                   $  18,636
Aug-2002                $  17,043                   $  18,951
Sep-2002                $  17,139                   $  19,258
Oct-2002                $  16,907                   $  19,170
Nov-2002                $  17,064                   $  19,165
Dec-2002                $  17,317                   $  19,561
Jan-2003                $  17,306                   $  19,577
Feb-2003                $  17,610                   $  19,848
Mar-2003                $  17,661                   $  19,833
Apr-2003                $  17,933                   $  19,996
May-2003                $  18,283                   $  20,369
Jun-2003                $  18,361                   $  20,329
Jul-2003                $  17,894                   $  19,645
Aug-2003                $  18,006                   $  19,776
Sep-2003                $  18,561                   $  20,299
Oct-2003                $  18,459                   $  20,110
Nov-2003                $  18,550                   $  20,158
Dec-2003                $  18,740                   $  20,363
Jan-2004                $  18,945                   $  20,527
Feb-2004                $  19,146                   $  20,749
Mar-2004                $  19,305                   $  20,905
Apr-2004                $  18,808                   $  20,361
May-2004                $  18,668                   $  20,279
Jun-2004                $  18,747                   $  20,394

Summit Bond Portfolio - Average Annual Total Return

          1-YEAR       5-YEAR       10-YEAR
           2.10%        5.59%         7.04%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[CHART]

                               SECTOR ALLOCATIONS

U.S. Treasuries & Agency Obligations     18.4%
Mortgage & Asset Backed Securities       29.2%
Corporate Bonds & Notes                  46.2%
Short-Term & Other                        6.2%

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BOND PORTFOLIO                                              FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                          SIX MONTHS
                                        ENDED JUNE 30,
                                         (UNAUDITED)               YEAR ENDED DECEMBER
31,
                                         ------------------------------------------------
--------------
                                            2004        2003      2002      2001
2000      1999
                                          -----------------------------------------------
--------------
Net asset value, beginning of period      $ 48.41      $ 47.93   $ 48.15   $ 47.30   $
51.80   $ 55.65
                                          -------      -------   -------   -------   ----
---   -------
Investment Activities:
   Net investment income / (loss)            0.89         3.44      2.70      3.15
5.20      3.60
   Net realized and unrealized
     gains / (losses)                       (0.85)        0.37     (0.04)       --
(1.95)    (4.20)
                                          -------      -------   -------   -------   ----
---   -------
Total from Investment Activities             0.04         3.81      2.66      3.15
3.25     (0.60)
                                          -------      -------   --------   ------    ---
---    ------
DISTRIBUTIONS:
Net investment income                       (1.33)       (3.33)    (2.88)    (2.30)
(5.75)    (3.25)
In excess of net investment income             --           --        --        --
(0.30)       --
Return of capital                              --           --        --        --
(1.70)       --
                                          -------      -------   -------   -------   ----
---   -------
Total Distributions                         (1.33)       (3.33)    (2.88)    (2.30)
(7.75)    (3.25)
                                          -------      -------   -------   -------   ----
---   -------
Net asset value, end of period            $ 47.12      $ 48.41   $ 47.93   $ 48.15   $
47.30   $ 51.80
                                          =======      =======   =======   =======
=======   =======
Total return                                 0.04%        8.21%     5.73%     6.81%
7.40%    -1.11%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average
   net assets - net (1)                      0.75%(2)     0.75%     0.76%     0.79%
0.61%     0.60%
Ratio of expenses to average
   net assets - gross                        0.80%(2)     0.81%     0.85%     0.87%
0.68%     0.60%
Ratio of net investment income / (loss)
   to average net assets                     4.37%(2)     6.72%     5.86%     6.37%
6.85%     6.62%
Portfolio turnover rate                     86.03%(2)   109.52%    54.27%    65.14%
60.19%    56.07%
Net assets, end of period (000's)         $36,801      $37,197   $35,415   $29,147
$22,802   $98,428

(1) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(2)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
SUMMARY SCHEDULE OF INVESTMENTS                                   BOND PORTFOLIO

JUNE 30, 2004 (UNAUDITED)


PERCENT OF
                                                                         SHARES
VALUE   NET ASSETS
                                                                    ---------------------
------------------
PREFERRED STOCKS - .31%
REAL ESTATE - .31%
  Other securities(6)                                                             $
116,109         0.31%
                                                                                  -------
-----
    Total Preferred Stocks
      (cost $93,897)
116,109
                                                                                  -------
-----
COMMON STOCKS - .35%
COMMUNICATIONS & MEDIA - .35%
  Other securities(6)
127,202         0.35%
                                                                                  -------
-----
    Total Common Stocks
      (cost $224,719)
127,202
                                                                                  -------
-----


PERCENT OF
                                                                      PRINCIPAL
VALUE   NET ASSETS
                                                                    ---------------------
------------------
U.S. TREASURY
OBLIGATIONS - 11.03%
U.S. TREASURY NOTES & BONDS - 11.03%
  5.875% due 11/15/05                                               $ 1,650,000   $
1,728,053         4.70%
  3.125% due 09/15/08                                                   500,000
490,645         1.33%
  5.500% due 05/15/09                                                   750,000
807,656         2.19%
  5.000% due 02/15/11                                                   250,000
261,680         0.71%
  5.000% due 08/15/11                                                   350,000
365,381         0.99%
  4.000% due 11/15/12                                                   200,000
193,633         0.53%
  3.625% due 05/15/13                                                   225,000
210,639         0.58%
                                                                                  -------
-----
    Total U.S. Treasury Obligations
      (cost $4,009,229)
4,057,687
                                                                                  -------
-----
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.36%
  FNMA 1.875% due 12/15/04                                              500,000
500,698         1.36%
                                                                                  -------
-----
    Total U.S. Government Agency
      Obligations
      (cost $500,902)
500,698
                                                                                  -------
-----
MORTGAGE-BACKED
SECURITIES - 17.55%
  FNMA 5.000% due 11/01/09                                              612,406
621,585         1.69%
  FNMA 6.000% due 06/01/16                                              253,546
264,566         0.72%
  FNMA 4.500% due 03/01/17                                              874,299
857,883         2.33%
  FNMA 5.500% due 08/01/18                                            1,189,099
1,219,155         3.31%
  FNMA 4.500% due 09/01/18                                            2,776,930
2,719,701         7.39%
  Other securities(6)
    (5.000% to 6.500%
    due 05/01/12 to 02/01/33)
776,591         2.11%
                                                                                  -------
-----
    Total Mortgage-Backed Securities
      (cost $6,470,027)
6,459,481
                                                                                  -------
-----
COLLATERALIZED
MORTGAGE OBLIGATIONS - 15.77%
AGENCY SECTOR - 5.96%
  FNR 2002-48 GF
    (6.500% due 10/25/31)                                           $ 2,083,000   $
2,171,852         5.90%
  Other securities(6)
    (16.467% due 07/15/28)
23,348         0.06%
                                                                                  -------
-----

2,195,200
                                                                                  -------
-----
PRIVATE SECTOR - 9.81%
  Bank of America Mortgage Securities
    (5.750% to 6.750%
    due 09/25/17 to 08/25/32)                                           450,613
452,545         1.23%
  BOAA 2003-6 2B3
    (4.750% due 08/25/18)                                               346,483
312,299         0.85%
  BOAMS 01-4 2 B2
    (4.750% due 04/20/31)                                               498,861
515,996         1.40%
  NMFC 1998-4 B3
    (6.250% due 10/25/28)                                               268,839
269,467         0.73%
  Residential Accredit Loans Inc.
    Mortgage Securities
    (5.750% to 6.750%
    due 10/25/17 to 9/25/31)                                            371,026
372,835         1.01%
  SASC 2003-20 B2
    (5.378% due 07/25/33)                                               303,221
287,250         0.78%
  WAMMS 2001-MS14 5A9
    (6.500% due 12/25/31)                                                54,378
54,494         0.15%
  WF MBS 2002-8 2B3
    (6.000% due 05/25/17)                                               337,972
349,497         0.95%
  Other securities(6)
    (4.329% to 7.360%
    due 09/25/17 to 10/25/33)
997,188         2.71%
                                                                                  -------
-----

3,611,571
                                                                                  -------
-----
    Total Collateralized Mortgage
      Obligations
      (cost $5,926,441)
5,806,771
                                                                                  -------
-----

ASSET-BACKED SECURITIES - 1.83%
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 1.83%
  Chase Commercial Mortgage Sec.
    (6.600% due 12/19/07)                                               627,885
672,530         1.83%
                                                                                  -------
-----
    Total Asset-Backed Securities
      (cost $615,327)
672,530
                                                                                  -------
-----

CORPORATE BONDS AND
NOTES - 46.24%
AIR TRANSPORTATION - 2.43%
  Other securities(6)
    (7.100% to 10.230%
    due 09/18/06 to 04/02/21)
892,726         2.43%
                                                                                  -------
-----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PERCENT OF
                                                                      PRINCIPAL
VALUE   NET ASSETS
                                                                    ---------------------
------------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.24%
  Bank of Hawaii
    (6.875% due 03/01/09)                                           $   250,000   $
274,399         0.75%
  Captial One Bank
    (5.750% due 09/15/10)                                               300,000
308,305         0.84%
  Other securities(6)
    (5.875% due 02/17/14)
241,250         0.65%
                                                                                  -------
-----

823,954
                                                                                  -------
-----
CONSUMER CYCLICAL - 8.29%
  American Axle & Mfg Inc.
    (5.250% due 02/11/14)                                               450,000
431,952         1.17%
  DaimlerChrysler AG
    (6.500% due 11/15/13)                                               250,000
256,310         0.70%
  General Motors
    (8.250% due 07/15/23)                                               300,000
314,175         0.85%
  Hertz Corp.
    (7.625% due 06/01/12)                                               250,000
263,896         0.72%
  Lear Corp
    (8.110% due 05/15/09)                                               450,000
512,572         1.39%
  Other securities(6)
    (5.500% to 9.250%
    due 12/01/07 to 07/16/31)
1,272,659         3.46%
                                                                                  -------
-----

3,051,564
                                                                                  -------
-----
CONSUMER NON-DURABLE - 7.53%
  Bunge Ltd Finance Corp.
    (7.800% due 10/15/12)                                               300,000
341,666         0.93%
  Dial Corp.
    (7.000% due 08/15/06)                                               250,000
267,966         0.73%
  Miller Brewing Co.(2)
    (5.500% due 08/15/13)                                               300,000
301,046         0.82%
  Sealed Air Corp.(2)
    (5.625% due 07/15/13)                                               300,000
296,345         0.81%
  Other securities(6)
    (5.750% to 11.500%
    due 06/01/06 to 06/15/14)
1,562,768         4.24%
                                                                                  -------
-----

2,769,791
                                                                                  -------
-----
ELECTRIC - 2.06%
  Dominion Resources Inc.
    (6.250% due 06/30/12)                                               361,000
378,372         1.03%
  Other securities(6)
    (6.450% to 9.375%
    due 09/15/10 to 11/15/11)
382,103         1.03%
                                                                                  -------
-----

760,475
                                                                                  -------
-----
ENERGY - 5.36%
  Canadian Oil Sands(2)
    (5.800% due 08/15/13)                                           $   300,000   $
299,621         0.81%
  Constellation Energy Group
    (7.000% due 04/01/12)                                               250,000
272,242         0.74%
  Kaneb Pipeline
    (5.875% due 06/01/13)                                               300,000
290,065         0.79%
  Pemex Master Trust
    (8.000% due 11/15/11)                                               250,000
269,375         0.73%
  Plains All American Pipline(2)
    (5.625% due 12/15/13)                                               300,000
284,777         0.77%
  Other securities(6)
    (6.250% to 10.500%
    due 05/15/06 to 07/31/16)
557,093         1.52%
                                                                                  -------
-----

1,973,173
                                                                                  -------
-----
HEALTH CARE - 1.86%
  Beckman Coulter Inc.
    (6.875% due 11/15/11)                                               300,000
334,221         0.91%
  Other securities(6)
    (7.250% to 8.750%
    due 08/15/13 to 06/15/14)
351,502         0.96%
                                                                                  -------
-----

685,723
                                                                                  -------
-----
INSURANCE - 3.13%
  American Financial Group
    (7.125% due 04/15/09)                                               250,000
268,198         0.73%
  Nationwide Financial Services
    (5.625% due 02/13/15)                                               375,000
379,084         1.03%
  USF&G Capital
    (8.470% due 01/10/27)                                               240,000
263,338         0.72%
  Other securities(6)
    (8.470% to 8.500%
    due 08/01/04 to 01/10/27)
240,794         0.65%
                                                                                  -------
-----

1,151,414
                                                                                  -------
-----
MEDIA & CABLE - 3.51%
  Rogers Cable Inc.
    (5.500% due 03/15/14)                                               300,000
265,068         0.72%
  Univision Comm Inc.
    (7.850% due 07/15/11)                                               250,000
288,301         0.78%
  Other securities(6)
    (4.750% to 9.875%
    due 06/01/06 to 08/15/13)
736,514         2.01%
                                                                                  -------
-----

1,289,883
                                                                                  -------
-----
MEDIA CONGLOMERATE - 2.35%
  AOL Time Warner Inc.
    (6.875% due 05/01/12)                                               240,000
259,342         0.70%
  News American Holdings Nts.
    (6.625% due 01/09/08)                                               361,000
390,400         1.06%
  Other securities(6)
    (6.200% due 01/05/12)
213,219         0.59%
                                                                                  -------
-----

862,961
                                                                                  -------
-----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PERCENT OF
                                                                      PRINCIPAL
VALUE    NET ASSETS
                                                                    ---------------------
------------------
METALS & MINING - .35%
  Other securities(6)
    (7.350% due 06/05/12)                                                         $
129,785         0.35%
                                                                                  -------
-----
REAL ESTATE - .76%
  Health Care REIT
    (8.000% due 09/12/12)                                           $   250,000
280,758         0.76%
                                                                                  -------
-----
TECHNOLOGY - 1.26%
  Jabil Circuit Inc.
    (5.875% due 07/15/10)                                               450,000
464,848         1.26%
                                                                                  -------
-----
TELECOMMUNICATIONS - 5.11%
  AT&T Corp.
    (8.750% due 11/15/31)                                               300,000
292,834         0.80%
  Sprint Capital Corp.
    (7.625% due 01/30/11)                                               250,000
276,372         0.75%
  TCI Communications Inc.
    (8.750% due 08/01/15)                                               240,000
289,121         0.79%
  Telus Corp.
    (8.000% due 06/01/11)                                               250,000
284,142         0.77%
  Other securities(6)
    (5.500% to 7.875%
    due 05/01/07 to 08/01/15)
736,543         2.00%
                                                                                  -------
-----

1,879,012
                                                                                  -------
-----
    Total Corporate Bonds & Notes
      (cost $16,996,320)
17,016,067
                                                                                  -------
-----


PERCENT OF
                                                                         SHARES
VALUE   NET ASSETS
                                                                    ---------------------
------------------
SHORT-TERM INVESTMENTS - 4.87%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 2.15%                                                            791,414   $
791,414         2.15%
                                                                                  -------
-----


PERCENT OF
                                                                     PRINCIPAL
VALUE   NET ASSETS
                                                                    ---------------------
------------------
U.S. TREASURY BILL - 2.72%
  (.945% due 07/01/04)                                              $ 1,000,000   $
1,000,000         2.72%
                                                                                  -------
-----
    Total Short-Term Investments
      (cost $1,791,414)
1,791,414
                                                                                  -------
-----
TOTAL INVESTMENTS - 99.31%
  (cost $36,628,276)(1)
36,547,959
                                                                                  -------
-----
NORTHERN INSTITUTIONAL
  LIQUID ASSET PORTFOLIO(3) - 19.54%
7,189,937
                                                                                  -------
-----
OTHER ASSETS AND LIABILITIES - (18.85%)
(6,936,712)
                                                                                  -------
-----
TOTAL NET ASSETS - 100.00%                                                        $
36,801,184

============

"+" Illiquid securities, not specifically listed, have an aggregate value of $54,085, or .15% of total net assets.

(1) For federal income tax purposes, cost is $36,628,276 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $802,111 and ($882,428), respectively, with a net appreciation / depreciation of $(80,317).

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,613,227, $7,189,937, and $557,387, respectively.

(4)  These are restricted private placement shares.

(5) Securities in default, not specifically listed, have an aggregate value of $291,688, or .79% of total net assets.

(6) "Other securities" represent, by subcategory, those issues that individually, or when aggregated with other issues of the same issuer, are not within the Portfolio's 50 largest holdings in unaffiliated issuers and have an aggregate market value of no more than 1.00% of the Portfolio's total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BOND PORTFOLIO                                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value                           $    36,547,959
   Collateral for securities loaned,
      at fair value                                                    7,189,937
   Receivables:
      Shares sold                                                          2,506
      Securities sold                                                    372,185
      Interest and dividends                                             426,822
   Prepaid expenses and other                                                511
                                                                 ---------------
                                                                      44,539,920
                                                                 ---------------
LIABILITIES
   Payables:
      Investment securities purchased                                    174,681
      Shares redeemed                                                     14,907
      Payable upon return of securities
         loaned                                                        7,189,937
      Bank overdraft                                                     200,496
      Advisory fees                                                       14,116
      Administration expenses                                              6,500
      Directors' fees                                                        937
      Custodian fees                                                       1,179
      Fund accounting fees                                                 7,872
      Professional fees                                                    9,017
      Deferred director's compensation                                   115,618
      Other accrued expenses                                               3,476
                                                                 ---------------
                                                                       7,738,736
                                                                 ---------------
NET ASSETS*
   Paid-in capital                                                    43,045,142
   Accumulated undistributed
      net investment income                                               52,923
   Accumulated net realized gain / (loss)
      on investments and futures contracts                            (6,216,564)
   Net unrealized appreciation / (depreciation)
      on investments                                                     (80,317)
                                                                 ---------------
                                                                 $    36,801,184
                                                                 ===============
Shares authorized ($.10 par value)                                    30,000,000

Shares outstanding                                                       781,025

Net asset value, offering and redemption
   price per share                                               $         47.12

Investments at cost                                              $    36,628,276

*FEDERAL TAX DATA AS OF DECEMBER 31, 2003
   Undistributed ordinary income                                 $       361,814
   Unrealized appreciation                                       $       499,125

                 CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,
--------------------------------------------------------------------------------
   2006        2007        2008           2009           2010           2011
----------  ----------  ------------   -----------   ------------   -----------
   $  --       $  --    $ (4,635,701)  $  (119,441)  $ (1,273,958)    $  --

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                      $       917,780
   Dividends                                                               3,827
   Other income                                                            9,997
                                                                 ---------------
                                                                         931,604
                                                                 ---------------
EXPENSES
   Advisory fees                                                          85,892
   Administration expenses                                                18,275
   Custodian fees and expenses                                             2,452
   Fund accounting fees                                                   23,273
   Professional fees                                                       7,976
   Directors' fees                                                         1,688
   Transfer agent fees                                                     3,846
   Other expenses                                                          1,103
                                                                 ---------------
                                                                         144,505
                                                                 ---------------
   Reimbursements and waivers                                             (7,375)
                                                                 ---------------
                                                                         137,130
                                                                 ---------------
NET INVESTMENT INCOME / (LOSS)                                           794,474
                                                                 ---------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                        (42,686)
                                                                 ---------------
   Net change in unrealized appreciation /
      (depreciation) on investments                                     (579,442)
                                                                 ---------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                        (622,128)
                                                                 ---------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $       172,346
                                                                 ===============

TRANSACTIONS WITH AFFILIATES

      PERCENT OF CURRENT
        NET ASSET VALUE
-------------------------------
                 ADMINISTRATION      EXPENSE
 ADVISORY FEE         FEE(2)         LIMIT(1)           WAIVER     REIMBURSEMENT
--------------------------------------------------------------------------------
    0.47%            0.10%            1.00%          $   7,375          $  --

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the indicated limit, the Adviser will reimburse the portfolio for such excess, up to the amount of the advisory fee for that year.

(2) The Advisor has agreed to temporarily waive administration fees for the Bond Portfolio, to the extent that the Portfolio's total expense ratio exceeds .75%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                 ENDED JUNE 30,
YEAR ENDED
                                                                  (UNAUDITED)
DECEMBER 31,
                                                              ---------------------------
----------
                                                                     2004
2003
                                                              ---------------------------
----------
OPERATIONS
   Net investment income / (loss)                             $           794,474   $
2,522,301
   Net realized gain / (loss) on investments and futures                  (42,686)
427,740
   Net change in unrealized appreciation /
      (depreciation) on investments                                      (579,442)
14,057
                                                              -------------------   -----
----------
                                                                          172,346
2,964,098
                                                              -------------------   -----
----------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                               (1,136,466)
(2,562,272)
                                                              -------------------   -----
----------
                                                                       (1,136,466)
(2,562,272)
                                                              -------------------   -----
----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                            4,025,351
5,892,089
   Reinvestment of distributions                                          989,361
2,562,272
   Payments for shares redeemed                                        (4,446,424)
(7,074,608)
                                                              -------------------   -----
----------
                                                                          568,288
1,379,753
                                                              -------------------   -----
----------
NET INCREASE / (DECREASE) IN NET ASSETS                                  (395,832)
1,781,579
NET ASSETS
   Beginning of period                                                 37,197,016
35,415,437
                                                              -------------------   -----
----------
   End of period                                              $        36,801,184   $
37,197,016
                                                              ===================
===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME               $            52,923   $
392,742
                                                              ===================
===============

FUND SHARE TRANSACTIONS
   Sold                                                                    84,163
122,015
   Reinvestment of distributions                                           20,559
53,566
   Redeemed                                                               (92,003)
(146,128)
                                                              -------------------   -----
----------
      Net increase / (decrease) from fund
         share transactions                                                12,719
29,453
                                                              ===================
===============
TOTAL COST OF PURCHASES OF:
   Preferred and Common Stocks                                $            99,733   $
125,000.00
   U.S. Government Securities                                           2,109,568
14,239,719
   Corporate Bonds                                                     12,734,992
26,229,778
                                                              -------------------   -----
----------
                                                              $        14,944,293   $
40,594,497
                                                              ===================
===============
TOTAL PROCEEDS FROM SALES OF:
   U.S. Government Securities                                 $         2,316,148   $
14,548,061
   Corporate Bonds                                                     12,720,540
25,368,093
                                                              -------------------   -----
----------
                                                              $        15,036,688   $
39,916,154
                                                              ===================
===============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                            $         1,136,466   $
2,562,272
                                                              -------------------   -----
----------
                                                              $         1,136,466   $
2,562,272
                                                              ===================
===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                         S&P 500 INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P 500 Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the six-month period ended June 30, 2004, the Portfolio's total return was 3.20% (before the impact of any product or contract-level fees). This compares to a 3.44% total return for the Index. The difference of 0.24% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                         FUND DATA

     Manager:                              Team Managed
     Inception Date:                       December 29, 1995
     Total Net Assets:                     $262.38 Million
     Number of Equity Holdings:            500
     Median Cap Size:                      $9.54 Billion
     Average Price-to-book Ratio:          2.99x
     Dividend Yield:                       1.70%

                      TOP 10 EQUITY HOLDINGS

                                           (% OF NET ASSETS)
                                           -----------------
     General Electric                            3.20%
     Microsoft Corporation                       2.89%
     Exxon Mobil Corp.                           2.73%
     Pfizer, Inc.                                2.45%
     Citigroup, Inc.                             2.25%
     Wal-Mart Stores                             2.14%
     American International Group                1.74%
     Intel Corporation                           1.68%
     Bank of America Corp.                       1.62%
     Johnson & Johnson                           1.55%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

                        SUMMIT S&P                   S&P 500
                    500 INDEX PORTFOLIO               INDEX
Dec-1995                 $  10,000                  $  10,000
Jan-1996                 $  10,400                  $  10,340
Feb-1996                 $  10,490                  $  10,436
Mar-1996                 $  10,600                  $  10,537
Apr-1996                 $  10,740                  $  10,692
May-1996                 $  11,021                  $  10,968
Jun-1996                 $  11,072                  $  11,010
Jul-1996                 $  10,598                  $  10,523
Aug-1996                 $  10,820                  $  10,745
Sep-1996                 $  11,405                  $  11,350
Oct-1996                 $  11,739                  $  11,663
Nov-1996                 $  12,600                  $  12,545
Dec-1996                 $  12,337                  $  12,296
Jan-1997                 $  13,110                  $  13,065
Feb-1997                 $  13,221                  $  13,167
Mar-1997                 $  12,669                  $  12,626
Apr-1997                 $  13,421                  $  13,379
May-1997                 $  14,224                  $  14,195
Jun-1997                 $  14,852                  $  14,830
Jul-1997                 $  16,040                  $  16,009
Aug-1997                 $  15,110                  $  15,113
Sep-1997                 $  15,947                  $  15,941
Oct-1997                 $  15,419                  $  15,408
Nov-1997                 $  16,124                  $  16,121
Dec-1997                 $  16,373                  $  16,398
Jan-1998                 $  16,570                  $  16,579
Feb-1998                 $  17,756                  $  17,774
Mar-1998                 $  18,662                  $  18,684
Apr-1998                 $  18,855                  $  18,872
May-1998                 $  18,523                  $  18,548
Jun-1998                 $  19,274                  $  19,300
Jul-1998                 $  19,081                  $  19,095
Aug-1998                 $  16,322                  $  16,337
Sep-1998                 $  17,361                  $  17,384
Oct-1998                 $  18,773                  $  18,797
Nov-1998                 $  19,916                  $  19,936
Dec-1998                 $  21,050                  $  21,084
Jan-1999                 $  21,914                  $  21,965
Feb-1999                 $  21,233                  $  21,283
Mar-1999                 $  22,065                  $  22,134
Apr-1999                 $  22,905                  $  22,991
May-1999                 $  22,349                  $  22,449
Jun-1999                 $  23,582                  $  23,695
Jul-1999                 $  22,850                  $  22,955
Aug-1999                 $  22,740                  $  22,843
Sep-1999                 $  22,117                  $  22,217
Oct-1999                 $  23,517                  $  23,623
Nov-1999                 $  23,975                  $  24,103
Dec-1999                 $  25,369                  $  25,523
Jan-2000                 $  24,074                  $  24,241
Feb-2000                 $  23,616                  $  23,782
Mar-2000                 $  25,920                  $  26,108
Apr-2000                 $  25,145                  $  25,323
May-2000                 $  24,624                  $  24,803
Jun-2000                 $  25,227                  $  25,415
Jul-2000                 $  24,825                  $  25,017
Aug-2000                 $  26,356                  $  26,571
Sep-2000                 $  24,959                  $  25,168
Oct-2000                 $  24,858                  $  25,062
Nov-2000                 $  22,892                  $  23,086
Dec-2000                 $  23,004                  $  23,199
Jan-2001                 $  23,808                  $  24,023
Feb-2001                 $  21,623                  $  21,834
Mar-2001                 $  20,250                  $  20,452
Apr-2001                 $  21,823                  $  22,039
May-2001                 $  21,955                  $  22,187
Jun-2001                 $  21,407                  $  21,648
Jul-2001                 $  21,194                  $  21,435
Aug-2001                 $  19,858                  $  20,096
Sep-2001                 $  18,242                  $  18,474
Oct-2001                 $  18,576                  $  18,827
Nov-2001                 $  19,993                  $  20,271
Dec-2001                 $  20,154                  $  20,449
Jan-2002                 $  19,846                  $  20,151
Feb-2002                 $  19,462                  $  19,762
Mar-2002                 $  20,181                  $  20,505
Apr-2002                 $  18,950                  $  19,262
May-2002                 $  18,801                  $  19,122
Jun-2002                 $  17,452                  $  17,760
Jul-2002                 $  16,083                  $  16,377
Aug-2002                 $  16,183                  $  16,483
Sep-2002                 $  14,420                  $  14,693
Oct-2002                 $  15,681                  $  15,985
Nov-2002                 $  16,593                  $  16,924
Dec-2002                 $  15,610                  $  15,931
Jan-2003                 $  15,195                  $  15,515
Feb-2003                 $  14,960                  $  15,282
Mar-2003                 $  15,102                  $  15,431
Apr-2003                 $  16,335                  $  16,701
May-2003                 $  17,186                  $  17,579
Jun-2003                 $  17,397                  $  17,804
Jul-2003                 $  17,699                  $  18,117
Aug-2003                 $  18,035                  $  18,471
Sep-2003                 $  17,836                  $  18,275
Oct-2003                 $  18,835                  $  19,307
Nov-2003                 $  18,993                  $  19,477
Dec-2003                 $  19,978                  $  20,498
Jan-2004                 $  20,336                  $  20,875
Feb-2004                 $  20,611                  $  21,165
Mar-2004                 $  20,293                  $  20,846
Apr-2004                 $  19,967                  $  20,518
May-2004                 $  20,233                  $  20,800
Jun-2004                 $  20,616                  $  21,203

Summit S&P 500 Index Portfolio - Average Annual Total Return

          1-YEAR       5-YEAR       SINCE INCEPTION
          18.51%       -2.65%            8.87%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[CHART]

                               SECTOR ALLOCATIONS

Consumer Discretionary                   10.9%
Consumer Staples                         11.1%
Energy                                    6.5%
Financials                               20.3%
Health Care                              13.4%
Industrials                              11.6%
Information Technology                   17.1%
Materials                                 2.9%
Telecommunication Services                3.4%
Utilities                                 2.6%
Short-Term, Futures, & Other              0.2%

"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                                     S&P 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                         SIX MONTHS
                                       ENDED JUNE 30,
                                        (UNAUDITED)                  YEAR ENDED DECEMBER
31,
                                          -----------------------------------------------
-------------------
                                            2004           2003      2002      2001
2000       1999
                                          -----------------------------------------------
-------------------
Net asset value, beginning of period      $ 73.21       $ 57.82    $ 75.15    $102.95
$115.60    $ 97.45
                                          -------       -------    -------    -------
-------    -------
Investment Activities:
   Net investment income / (loss)            0.03          0.81       0.69       0.80
1.05       1.05
   Net realized and unrealized
      gains / (losses)                       2.31         15.17     (17.53)    (12.15)
(11.75)     18.75
                                          -------       -------    -------    -------
-------    -------
Total from Investment Activities             2.34         15.98     (16.84)    (11.35)
(10.70)     19.80
                                          -------       -------    -------    -------
-------    -------
DISTRIBUTIONS:
Net investment income                       (0.30)        (0.59)     (0.38)     (0.55)
(1.15)     (0.95)
Net realized gains                             --            --      (0.11)    (15.90)
(0.80)     (0.70)
                                          -------       -------    -------    -------
--------    ------
Total Distributions                         (0.30)        (0.59)     (0.49)    (16.45)
(1.95)     (1.65)
                                          -------       -------    -------    -------
-------    -------
Net asset value, end of period            $ 75.25       $ 73.21    $ 57.82    $ 75.15
$102.95    $115.60
                                          =======       =======    =======    =======
=======    =======
Total return                                 3.20%        27.98%    -22.55%    -12.39%
-9.32%     20.52%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net
   assets - net (1)                          0.42%(2)      0.52%      0.57%      0.46%
0.41%      0.39%
Ratio of expenses to average net
   assets - gross                            0.49%(2)      0.54%      0.61%      0.47%
0.43%      0.39%
Ratio of net investment
   income / (loss) to average net assets     1.24%(2)      1.25%      1.04%      0.88%
0.81%      1.10%
Portfolio turnover rate                      1.20%(2)      0.84%     10.51%      3.30%
21.36%      3.45%
Net assets, end of period (000's)        $262,385       $79,766    $64,338    $92,639
$114,103   $284,132

(1) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.

(2)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
S&P 500 INDEX PORTFOLIO                          SUMMARY SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)


PERCENT OF
                                                                       SHARES
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
COMMON STOCKS - 99.79%
CONSUMER DISCRETIONARY - 10.91%
  Comcast Corp.*                                                       55,396   $
1,552,750          0.59%
  eBay Inc.*                                                           15,898
1,461,820          0.56%
  Home Depot                                                           56,023
1,972,010          0.75%
  Time Warner Inc.*                                                   111,282
1,956,338          0.75%
  Viacom Inc*                                                          43,060
1,538,103          0.59%
  Walt Disney Co.                                                      50,356
1,283,574          0.49%
  Other securities(3)
18,872,972          7.18%
                                                                                ---------
---

28,637,567
                                                                                ---------
---

CONSUMER STAPLES - 11.14%
  Altria Group, Inc.                                                   50,356
2,520,318          0.96%
  Coca Cola Co.                                                        60,381
3,048,033          1.16%
  PepsiCo Inc.                                                         42,249
2,276,376          0.87%
  Procter & Gamble                                                     63,592
3,461,948          1.32%
  Wal-Mart Stores                                                     106,526
5,620,312          2.14%
  Other securities(3)
12,308,637          4.69%
                                                                                ---------
---

29,235,624
                                                                                ---------
---

ENERGY - 6.51%
  ChevronTexaco Corp.                                                  26,313
2,476,316          0.94%
  ConocoPhillips                                                       16,754
1,278,163          0.49%
  Exxon Mobil Corp.                                                   161,289
7,162,844          2.73%
  Other securities(3)
6,169,698          2.35%
                                                                                ---------
---

17,087,021
                                                                                ---------
---

FINANCIALS - 20.29%
  American Express                                                     31,661
1,626,743          0.62%
  American International Group                                         64,182
4,574,893          1.74%
  Banc One Corp.                                                       27,512
1,403,112          0.53%
  Bank of America Corp.                                                50,257
4,252,748          1.62%
  Citigroup Inc.                                                      126,722
5,892,573          2.25%
  Fannie Mae                                                           23,925
1,707,288          0.65%
  J.P. Morgan Chase & Co.                                              50,643
1,963,429          0.75%
  Merrill Lynch                                                        23,877
1,288,880          0.49%
  Morgan Stanley                                                       26,988
1,424,157          0.54%
  U.S. Bancorp                                                         47,483
1,308,631          0.50%
  Wachovia Corp.                                                       32,578
1,449,721          0.55%
  Wells Fargo                                                          41,648
2,383,515          0.91%
  Other securities(3)
23,963,981          9.14%
                                                                                ---------
---

53,239,671
                                                                                ---------
---

HEALTH CARE - 13.35%
  Abbott Labs                                                          38,483   $
1,568,567          0.60%
  Amgen Inc.*                                                          31,736
1,731,834          0.66%
  Lilly (Eli) & Co.                                                    27,638
1,932,173          0.74%
  Johnson & Johnson                                                    73,060
4,069,442          1.55%
  Medtronic Inc.                                                       29,829
1,453,269          0.55%
  Merck & Co.                                                          54,769
2,601,528          0.99%
  Pfizer, Inc.                                                        187,814
6,438,264          2.45%
  Wyeth                                                                32,792
1,185,759          0.45%
  Other securities(3)
14,056,598          5.36%
                                                                                ---------
---

35,037,434
                                                                                ---------
---
INDUSTRIALS - 11.55%
  3M Company                                                           19,321
1,739,083          0.66%
  General Electric                                                    259,045
8,393,058          3.20%
  Tyco International                                                   49,214
1,630,952          0.62%
  United Parcel Service                                                27,672
2,080,104          0.79%
  Other securities(3)
16,462,809          6.28%
                                                                                ---------
---

30,306,006
                                                                                ---------
---

INFORMATION TECHNOLOGY - 17.06%
  Cisco Systems, Inc.*                                                169,044
4,006,343          1.53%
  Dell Inc.*                                                           63,032
2,257,806          0.86%
  Hewlett-Packard                                                      75,073
1,584,040          0.60%
  Intel Corporation                                                   159,540
4,403,303          1.68%
  International Business Machines                                      41,804
3,685,023          1.40%
  Microsoft Corporation                                               265,509
7,582,937          2.89%
  Oracle Corporation*                                                 128,639
1,534,663          0.58%
  QUALCOMM Incorporated                                                19,693
1,437,195          0.55%
  Other securities(3)
18,267,075          6.97%
                                                                                ---------
---

44,758,385
                                                                                ---------
---

MATERIALS - 2.93%
  Other securities(3)
7,677,432          2.93%
                                                                                ---------
---

TELECOMMUNICATIONS SERVICES - 3.41%
  BellSouth                                                            45,498
1,192,958          0.45%
  SBC Communications Inc.                                              81,476
1,975,793          0.75%
  Verizon Communications                                               67,962
2,459,545          0.94%
  Other securities(3)
3,314,979          1.27%
                                                                                ---------
---

8,943,275
                                                                                ---------
---

UTILITIES - 2.64%
  Other securities(3)
6,913,178          2.64%
                                                                                ---------
---
    Total Common Stocks
      (cost $235,871,357)
261,835,593
                                                                                ---------
---

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PERCENT OF
                                                                       SHARES
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
SHORT-TERM INVESTMENTS(4) - .98%
NORTHERN TRUST DIVERSIFIED
ASSETS PORTFOLIO - .83%                                             2,183,496  $
2,183,496          0.83%
                                                                               ----------
---


PERCENT OF
                                                                    PRINCIPAL
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
U.S. TREASURY BILL - .15%
  (.870% due 12/31/31)                                            $   400,000  $
398,930          0.15%
                                                                               ----------
---
  Total Short-Term Investments
    (cost $2,582,359)
2,582,426
                                                                               ----------
---


VALUE
                                                                               ----------
---
TOTAL INVESTMENTS - 100.77%
  (cost $238,453,716)(1)                                                       $
264,418,019
                                                                               ----------
---

NORTHERN INSTITUTIONAL
LIQUID ASSET PORTFOLIO(2) - 2.49%
6,532,177
                                                                               ----------
---
OTHER ASSETS AND LIABILITIES - (3.26%)
(8,565,558)
                                                                               ----------
---
TOTAL NET ASSETS - 100.00%                                                     $
262,384,638

=============

*    Non-income producing

(1) For federal income tax purposes, cost is $238,831,706 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $38,885,490 and ($13,299,177), respectively, with a net appreciation / depreciation of $25,586,313.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,978,184, $6,532,177, and $1,606,198, respectively.

(3) "Other securities" represent, by subcategory, those issues that individually, or when aggregated with other issues of the same issuer, are not within the Portfolio's 50 largest holdings in unaffiliated issuers and have an aggregate market value of no more than 1.00% of the Portfolio's total net assets.

(4) Securities and other assets with an aggregate value of $570,200 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                  UNREALIZED
                                                 APPRECIATION/
TYPE                                 CONTRACTS  (DEPRECIATION)
--------------------------------------------------------------
S&P 500 Index (09/04)                   2         $ 4,188

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
S&P 500 INDEX PORTFOLIO                                     FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value                           $  264,418,019
   Cash                                                                   9,649
   Collateral for securities loaned,
      at fair value                                                   6,532,177
   Receivables:
      Shares sold                                                        13,718
      Interest and dividends                                            296,745
   Variation margin                                                      10,763
   Prepaid expenses and other                                               844
                                                                 --------------
                                                                    271,281,915
                                                                 --------------
LIABILITIES
   Payables:
      Investment securities purchased                                   573,842
      Shares redeemed                                                 1,671,056
      Payable upon return of securities
         loaned                                                       6,532,177
      Advisory fees                                                      52,620
      Administration expenses                                            21,535
      Directors' fees                                                     3,567
      Custodian fees                                                      5,612
      Fund accounting fees                                                5,270
      Professional fees                                                  12,462
      Royalty fees                                                       11,305
      Other accrued expenses                                              7,831
                                                                 --------------
                                                                      8,897,277
                                                                 --------------
NET ASSETS*
   Paid-in capital                                                  238,146,685
   Accumulated undistributed net
      investment income                                                 993,342
   Accumulated net realized gain / (loss)
      on investments and futures contracts                           (2,723,880)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                           25,968,491
                                                                 --------------
                                                                 $  262,384,638
                                                                 ==============
 Shares authorized ($.10 par value)                                  30,000,000
 Shares outstanding                                                   3,486,694
 Net asset value, offering and redemption
     price per share                                             $        75.25
 Investments at cost                                             $  238,453,716

*FEDERAL TAX DATA AS OF DECEMBER 31, 2003
   Undistributed ordinary income                                 $      768,917
   Unrealized appreciation                                       $   24,980,973

                 CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,
--------------------------------------------------------------------------------
                                  2010           2011
                                  ----           ----
                             $  (2,785,889)     $   --

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                      $       15,967
   Dividends                                                          1,689,224
   Other income                                                          (1,105)
                                                                 --------------
                                                                      1,704,086
                                                                 --------------
EXPENSES
   Advisory fees                                                        309,144
   Administration expenses                                              103,048
   Custodian fees and expenses                                            7,423
   Fund accounting fees                                                  21,882
   Professional fees                                                     12,086
   Directors' fees                                                       16,498
   Transfer agent fees                                                    4,513
   Royalty fee                                                            7,378
   Other expenses                                                        21,341
                                                                 --------------
                                                                        503,313
   Reimbursements and waivers                                           (69,118)
                                                                 --------------
                                                                        434,195
                                                                 --------------
NET INVESTMENT INCOME / (LOSS)                                        1,269,891
                                                                 --------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                       222,985
   Net realized gain / (loss) on
      futures contracts                                                 353,351
                                                                 --------------
                                                                        576,336
                                                                 --------------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                                                 473,190
                                                                 --------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                      1,049,526
                                                                 --------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $    2,319,417
                                                                 ==============

TRANSACTIONS WITH AFFILIATES

      PERCENT OF CURRENT
       NET ASSET VALUE
-------------------------------
                 ADMINISTRATION       EXPENSE
ADVISORY FEE          FEE           LIMIT(1)(2)      WAIVER     REIMBURSEMENT
--------------------------------------------------------------------------------
   0.30%             0.10%             0.30%        $ 69,118        $ --

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.
(2) Effective July 1, 2003, the Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit all expenses to 0.48% of the average daily net assets of the portfolio until March 31, 2004, then to 0.39% of the average daily net assets effective April 1, 2004 until December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX MONTHS
                                                                         ENDED JUNE 30,
YEAR ENDED
                                                                           (UNAUDITED)
DECEMBER 31,
                                                                       ------------------
----------------
                                                                              2004
2003
                                                                       ------------------
----------------
OPERATIONS
   Net investment income / (loss)                                            $  1,269,891
$    857,853
   Net realized gain / (loss) on investments and futures                          576,336
(76,498)
   Net change in unrealized appreciation / (depreciation) on investments
      and futures contracts                                                       473,190
16,453,104
                                                                             ------------
------------
                                                                                2,319,417
17,234,459
                                                                             ------------
------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income
(1,045,466)       (639,600)
                                                                             ------------
------------

(1,045,466)       (639,600)
                                                                             ------------
------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                  190,816,462
5,202,483
   Reinvestment of distributions                                                1,045,466
639,600
   Payments for shares redeemed
(10,517,377)     (7,008,986)
                                                                             ------------
------------
                                                                              181,344,551
(1,166,903)
                                                                             ------------
------------
NET INCREASE / (DECREASE) IN NET ASSETS                                       182,618,502
15,427,956
NET ASSETS
   Beginning of period                                                         79,766,136
64,338,180
                                                                             ------------
------------
   End of period                                                             $262,384,638
$ 79,766,136
                                                                             ============
============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                              $    993,342
$    768,917
                                                                             ============
============

FUND SHARE TRANSACTIONS
   Sold                                                                         2,524,817
80,322
   Reinvestment of distributions                                                   13,866
11,667
   Redeemed
(141,498)       (115,207)
                                                                             ------------
------------
      Net increase / (decrease) from fund share transactions                    2,397,185
(23,218)
                                                                             ============
============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                             $187,372,404
$    549,229
                                                                             ------------
------------
                                                                             $187,372,404
$    549,229
                                                                             ============
============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                             $  1,211,800
$  3,535,197
                                                                             ------------
------------
                                                                             $  1,211,800
$  3,535,197
                                                                             ============
============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                           $  1,045,466
$    639,600
                                                                             ------------
------------
                                                                             $  1,045,466
$    639,600
                                                                             ============
============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                  S&P MIDCAP 400 INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P MidCap 400 Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the six-month period ended June 30, 2004, the Portfolio's total return was 5.74% (before the impact of any product or contract-level fees). This compares to a 6.08% total return for the Index. The difference of 0.34% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                              Team Managed
     Inception Date:                       May 3, 1999
     Total Net Assets:                     $84.97 Million
     Number of Equity Holdings:            400
     Median Cap Size:                      $2.22 Billion
     Average Price-to-book Ratio:          2.43x
     Dividend Yield:                       1.10%

                             TOP 10 EQUTIY HOLDINGS

                                           (% OF NET ASSETS)
                                           -----------------
     Washington Post                             0.79%
     Coach, Inc.                                 0.75%
     XTO Energy Inc.                             0.67%
     Tyson Foods                                 0.66%
     L-3 Communications Holdings                 0.63%
     Lennar Corp.                                0.62%
     Murphy Oil                                  0.61%
     National Commerce Financial                 0.60%
     D.R. Horton                                 0.59%
     Microchip Technology Incorporated           0.59%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

                  SUMMIT S&P MIDCAP 400 INDEX PORTFOLIO     S&P MIDCAP 400 INDEX
Apr-1999                        $  10,000                        $  10,000
May-1999                        $   9,930                        $  10,043
Jun-1999                        $  10,430                        $  10,580
Jul-1999                        $  10,180                        $  10,354
Aug-1999                        $   9,830                        $   9,999
Sep-1999                        $   9,500                        $   9,691
Oct-1999                        $   9,960                        $  10,184
Nov-1999                        $  10,480                        $  10,719
Dec-1999                        $  11,114                        $  11,355
Jan-2000                        $  10,782                        $  11,036
Feb-2000                        $  11,556                        $  11,808
Mar-2000                        $  12,513                        $  12,796
Apr-2000                        $  11,992                        $  12,349
May-2000                        $  11,851                        $  12,196
Jun-2000                        $  12,003                        $  12,375
Jul-2000                        $  12,187                        $  12,570
Aug-2000                        $  13,551                        $  13,974
Sep-2000                        $  13,443                        $  13,878
Oct-2000                        $  12,966                        $  13,408
Nov-2000                        $  12,003                        $  12,396
Dec-2000                        $  12,891                        $  13,343
Jan-2001                        $  13,172                        $  13,641
Feb-2001                        $  12,405                        $  12,863
Mar-2001                        $  11,480                        $  11,908
Apr-2001                        $  12,731                        $  13,221
May-2001                        $  13,029                        $  13,529
Jun-2001                        $  12,961                        $  13,475
Jul-2001                        $  12,756                        $  13,274
Aug-2001                        $  12,334                        $  12,840
Sep-2001                        $  10,807                        $  11,243
Oct-2001                        $  11,271                        $  11,741
Nov-2001                        $  12,102                        $  12,614
Dec-2001                        $  12,729                        $  13,265
Jan-2002                        $  12,661                        $  13,198
Feb-2002                        $  12,666                        $  13,213
Mar-2002                        $  13,561                        $  14,158
Apr-2002                        $  13,487                        $  14,092
May-2002                        $  13,254                        $  13,854
Jun-2002                        $  12,270                        $  12,839
Jul-2002                        $  11,067                        $  11,595
Aug-2002                        $  11,116                        $  11,653
Sep-2002                        $  10,215                        $  10,715
Oct-2002                        $  10,658                        $  11,179
Nov-2002                        $  11,271                        $  11,825
Dec-2002                        $  10,801                        $  11,339
Jan-2003                        $  10,482                        $  11,008
Feb-2003                        $  10,226                        $  10,746
Mar-2003                        $  10,307                        $  10,836
Apr-2003                        $  11,049                        $  11,622
May-2003                        $  11,961                        $  12,584
Jun-2003                        $  12,104                        $  12,744
Jul-2003                        $  12,527                        $  13,197
Aug-2003                        $  13,085                        $  13,794
Sep-2003                        $  12,880                        $  13,583
Oct-2003                        $  13,848                        $  14,610
Nov-2003                        $  14,321                        $  15,119
Dec-2003                        $  14,553                        $  15,374
Jan-2004                        $  14,860                        $  15,708
Feb-2004                        $  15,209                        $  16,085
Mar-2004                        $  15,258                        $  16,152
Apr-2004                        $  14,756                        $  15,623
May-2004                        $  15,053                        $  15,946
Jun-2004                        $  15,388                        $  16,308

Summit S&P MidCap 400 Index Portfolio - Average Annual Total Return

          1-YEAR      5-YEAR      SINCE INCEPTION
          27.13%       8.09%           8.70%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[CHART]

                               SECTOR ALLOCATIONS

Utilities                                           5.8%
Consumer Discretionary                             16.9%
Consumer Staples                                    4.4%
Energy                                              6.4%
Financials                                         16.4%
Health Care                                         8.9%
Industrials                                        11.6%
Information Technology                             14.3%
Materials                                           4.0%
Short-Term, Futures, & Other                       11.3%

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                              S&P MIDCAP 400 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.


PERIOD

FROM

MAY 3,
                                       SIX MONTHS
1999(1)
                                      ENDED JUNE 30,
TO
                                       (UNAUDITED)        YEAR ENDED DECEMBER 31,
DECEMBER 31,
                                         ------------------------------------------------
------------------
                                          2004          2003       2002       2001
2000       1999
                                         ------------------------------------------------
----------------
Net asset value, beginning of period     $  52.62      $ 39.29   $ 46.70   $ 59.55   $
55.20     $ 50.00
                                         --------      -------   -------   -------   ----
---     -------
Investment Activities:
   Net investment income / (loss)            0.13         0.29      0.22      0.30
1.10        0.50
   Net realized and unrealized gains /
      (losses)                               2.89        13.28     (7.25)    (1.00)
7.20        5.05
                                         --------      -------   -------   -------   ----
---     -------
Total from Investment Activities             3.02        13.57     (7.03)    (0.70)
8.30        5.55
                                         --------      -------   -------   -------   ----
---     -------

DISTRIBUTIONS:
Net investment income                       (0.14)       (0.24)    (0.23)    (0.20)
(1.20)      (0.35)
Net realized gains                             --           --     (0.15)   (11.95)
(2.75)         --
                                         --------      -------   -------   -------   ----
---     -------
Total Distributions                         (0.14)       (0.24)    (0.38)   (12.15)
(3.95)      (0.35)
                                         --------      -------   -------   -------   ----
---     -------
Net asset value, end of period           $  55.50      $ 52.62   $ 39.29   $ 46.70   $
59.55     $ 55.20
                                         ========      =======   =======   =======
=======     =======
Total return                                 5.74%       34.74%   -15.15%    -1.25%
15.99%      11.14%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets
  - net (2)                                 0.57%(3)      0.60%     0.60%     0.60%
0.60%       0.60%(3)
Ratio of expenses to average net assets
   - gross                                  0.57%(3)      0.67%     0.81%     0.82%
0.77%       0.69%(3)
Ratio of net investment income/(loss)
   to average net assets                    0.67%(3)      0.58%     0.53%     0.65%
1.44%       1.69%(3)
Portfolio turnover rate                    18.42%(3)      8.54%    27.73%    18.57%
146.33%      47.55%(3)
Net assets, end of period (000's)        $84,974       $39,944   $23,180   $20,588
$15,054     $23,963

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
S&P MIDCAP 400 INDEX PORTFOLIO                   SUMMARY SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)


PERCENT OF
                                                                         SHARES
VALUE   NET ASSETS
                                                                    ---------------------
------------------
COMMON STOCKS - 89.16%
CONSUMER DISCRETIONARY - 16.86%
  Caesars Entertainment, Inc.*                                           23,076  $
346,140         0.41%
  Coach, Inc.*                                                           14,144
639,167         0.75%
  D.R. Horton                                                            17,634
500,806         0.59%
  Harman International Industries                                         5,004
455,364         0.54%
  Lennar Corp                                                            11,793
527,383         0.62%
  Mandalay Resort Group                                                   4,939
339,013         0.40%
  Mohawk Industries*                                                      5,060
371,050         0.44%
  Patterson Dental Company*                                               5,186
396,677         0.47%
  PETsMART, Inc.                                                         10,861
352,439         0.41%
  Washington Post                                                           726
675,187         0.79%
  Other securities(3)
9,721,879        11.44%
                                                                                 --------
-----

14,325,105
                                                                                 --------
-----
CONSUMER STAPLES - 4.41%
  Dean Foods*                                                            11,873
442,981         0.52%
  Hormel Foods Corp.                                                     10,543
327,887         0.39%
  Tyson Foods                                                            26,662
558,569         0.66%
  Whole Foods Market, Inc.                                                4,557
434,966         0.51%
  Other securities(3)
1,977,740         2.33%
                                                                                 --------
-----

3,742,143
                                                                                 --------
-----
ENERGY - 6.37%
  ENSCO International                                                    11,402
331,798         0.39%
  Murphy Oil                                                              6,991
515,237         0.61%
  Pioneer Natural Resources                                               8,982
315,089         0.37%
  Smith International*                                                    7,870
438,831         0.52%
  XTO Energy Inc.                                                        19,031
566,933         0.67%
  Weatherford International Ltd.*                                         9,900
445,302         0.52%
  Other securities(3)
2,802,252         3.29%
                                                                                 --------
-----

5,415,442
                                                                                 --------
-----
FINANCIALS - 16.43%
  Banknorth Group Inc                                                    12,999
422,208         0.50%
  Commerce Bancorp                                                        5,773
317,573         0.37%
  Compass Bancshares                                                      9,265
398,395         0.47%
  Everest Re Group                                                        4,235
340,325         0.40%
  Fidelity National Financial                                            13,032
486,615         0.57%
  Greenpoint Financial Corp.                                             10,152
403,034         0.47%
  Legg Mason                                                              5,037
458,417         0.54%
  National Commerce Financial                                            15,612
507,390         0.60%
  New York Community Bancorp                                             20,569
403,769         0.48%
  Old Republic International                                             13,804
327,431         0.39%
  Radian Group                                                            7,147
342,341         0.40%
  Other securities(3)
9,548,336        11.24%
                                                                                 --------
-----

13,955,834
                                                                                 --------
-----
HEALTH CARE - 8.87%
  Coventry Health Care Inc.*                                              6,855  $
335,210         0.39%
  IVAX Corp.*                                                            14,951
358,674         0.42%
  Millennium Pharmaceuticals, Inc.*                                      22,910
316,158         0.37%
  Omnicare, Inc.                                                          7,795
333,704         0.39%
  Oxford Health Plans                                                     6,162
339,156         0.40%
  Sepracor Inc.*                                                          6,455
341,470         0.40%
  Varian Medical Systems*                                                 5,175
410,636         0.48%
  Other securities(3)
5,100,546         6.02%
                                                                                 --------
-----

7,535,554
                                                                                 --------
-----
INDUSTRIALS - 11.64%
  Career Education Corporation*                                           7,619
347,122         0.41%
  Expeditors International of
     Washington, Inc.                                                     7,989
394,736         0.46%
  Fastenal Company                                                        5,777
328,307         0.39%
  L-3 Communications Holdings                                             7,960
531,728         0.63%
  Manpower Inc.                                                           6,602
335,184         0.39%
  Republic Services                                                      11,702
338,656         0.40%
  Other securities(3)
7,620,323         8.96%
                                                                                 --------
-----

9,896,056
                                                                                 --------
-----
INFORMATION TECHNOLOGY - 14.35%
  CDW Corporation                                                         6,336
403,983         0.48%
  Microchip Technology Incorporated                                      15,782
497,764         0.59%
  Synopsys, Inc.*                                                        11,820
336,043         0.40%
  Other securities(3)
10,954,280        12.88%
                                                                                 --------
-----

12,192,070
                                                                                 --------
-----
MATERIALS - 3.97%
  Other securities(3)
3,372,245         3.97%
                                                                                 --------
-----
TELCOMMUNICATIONS SERVICES - .46%
  Other securities(3)
393,644         0.46%
                                                                                 --------
-----
UTILITIES - 5.80%
  Other securities(3)
4,930,488         5.80%
                                                                                 --------
-----
    Total Common Stocks
       (cost $69,068,092)
75,758,581
                                                                                 --------
-----
UNIT INVESTMENT TRUST(4) - .51%
  S&P MidCap 400 Depositary Receipts                                      3,913
434,734         0.51%
                                                                                 --------
-----
    Total Unit Investment Trust
       (cost $316,101)
434,734
                                                                                 --------
-----
SHORT-TERM INVESTMENTS(4) - 9.10%
NORTHERN TRUST DIVERSIFIED
ASSETS PORTFOLIO - 4.70%                                              3,994,393
3,994,393         4.70%
                                                                                 --------
-----

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PERCENT OF
                                                                    PRINCIPAL
VALUE   NET ASSETS
                                                                  -----------------------
----------------
U.S. TREASURY BILL - 4.40%
  (1.000% due 09/16/04)                                           $ 3,750,000  $
3,739,973         4.40%
                                                                               ----------
---
    Total Short-Term Investments
       (cost $7,733,733)
7,734,366
                                                                               ----------
---
TOTAL INVESTMENTS - 98.77%
   (cost $77,117,926)(1)
83,927,681
                                                                               ----------
---


VALUE
                                                                               ----------
---
NORTHERN INSTITUTIONAL
LIQUID ASSET PORTFOLIO(2) - 18.77%                                             $
15,946,343
                                                                               ----------
---
OTHER ASSETS AND LIABILITIES - (17.54%)
(14,900,010)
                                                                               ----------
---
TOTAL NET ASSETS - 100.00%                                                     $
84,974,014

=============

*    Non-income producing

(1) For federal income tax purposes, cost is $77,867,303 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $11,066,453 and ($5,006,076), respectively, with a net appreciation / depreciation of $6,060,377.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $16,814,845, $15,946,343, and $1,197,996, respectively.

(3) "Other securities" represent, by subcategory, those issues that individually, or when aggregated with other issues of the same issuer, are not within the Portfolio's 50 largest holdings in unaffiliated issuers and have an aggregate market value of no more than 1.00% of the Portfolio's total net assets.

(4) Securities and other assets with an aggregate value of $8,515,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                                      UNREALIZED
                                                                   APPRECIATION/
TYPE                                                CONTRACTS     (DEPRECIATION)
--------------------------------------------------------------------------------
S&P MidCap 400 Index (03/04)                           27          $   186,050
S&P MidCap 400 Index Mini (03/04)                       5          $     9,825

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
S&P MIDCAP 400 INDEX PORTFOLIO                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value                           $   83,927,680
   Cash                                                                  77,555
   Collateral for securities loaned,
      at fair value                                                  15,946,343
   Receivables:
      Shares sold                                                        83,436
      Securities sold                                                 1,924,491
      Interest and dividends                                             50,497
   Variation margin                                                      69,125
   Prepaid expenses and other                                               324
                                                                 --------------
                                                                    102,079,451
                                                                 --------------
LIABILITIES
   Payables:
      Investment securities purchased                                   663,607
      Shares redeemed                                                   420,372
      Payable upon return of securities loaned                       15,946,343
      Advisory fees                                                      36,108
      Administration expenses                                             4,609
      Directors' fees                                                     3,251
      Custodian fees                                                      4,367
      Fund accounting fees                                                6,820
      Professional fees                                                   9,395
      Royalty fees                                                        5,095
      Other accrued expenses                                              5,470
                                                                 --------------
                                                                     17,105,437
                                                                 --------------
NET ASSETS*
   Paid-in capital                                                   77,643,988
   Accumulated undistributed net
      investment income                                                 171,104
   Accumulated net realized gain / (loss)
      on investments and futures contracts                              153,293
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                            7,005,629
                                                                 --------------
                                                                 $   84,974,014
                                                                 ==============
   Shares authorized ($.10 par value)                                20,000,000
   Shares outstanding                                                 1,530,973
   Net asset value, offering and redemption
      price per share                                            $        55.50
   Investments at cost                                           $   77,117,926

*FEDERAL TAX DATA AS OF DECEMBER 31, 2003
   Undistributed ordinary income                                 $      144,166
   Unrealized appreciation                                       $    4,825,485

                 CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,
--------------------------------------------------------------------------------
                                2010            2011
                                ----            ----
                             $ (690,502)        $ --

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                      $       18,897
   Dividends                                                            397,488
   Other income                                                           7,098
                                                                 --------------
                                                                        423,483
                                                                 --------------
EXPENSES
   Advisory fees                                                        103,314
   Administration expenses                                               34,438
   Custodian fees and expenses                                            8,798
   Fund accounting fees                                                  18,310
   Professional fees                                                      7,430
   Directors' fees                                                        7,408
   Transfer agent fees                                                    5,434
   Royalty fee                                                            2,800
   Other expenses                                                         7,963
                                                                 --------------
                                                                        195,895
                                                                 --------------
NET INVESTMENT INCOME / (LOSS)                                          227,588
                                                                 --------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                     1,470,841
   Net realized gain / (loss) on
      futures contracts                                                 134,186
                                                                 --------------
                                                                      1,605,027
                                                                 --------------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                                               1,418,913
                                                                 --------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                      3,023,940
                                                                 --------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $    3,251,528
                                                                 ==============

TRANSACTIONS WITH AFFILIATES

      PERCENT OF CURRENT
       NET ASSET VALUE
---------------------------------
  ADVISORY       ADMINISTRATION       EXPENSE
    FEE               FEE             LIMIT(1)       WAIVER     REIMBURSEMENT
--------------------------------------------------------------------------------
   0.30%             0.10%             0.30%        $    --         $  --

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX MONTHS
                                                                        ENDED JUNE 30,
YEAR ENDED
                                                                          (UNAUDITED)
DECEMBER 31,
                                                                      -------------------
---------------
                                                                              2004
2003
                                                                      -------------------
---------------
OPERATIONS
   Net investment income / (loss)                                            $    227,588
$    164,286
   Net realized gain / (loss) on investments and futures                        1,605,027
427,834
   Net change in unrealized appreciation / (depreciation) on investments
      and futures contracts                                                     1,418,913
8,257,240
                                                                             ------------
------------
                                                                                3,251,528
8,849,360
                                                                             ------------
------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income
(200,651)       (145,257)
                                                                             ------------
------------

(200,651)       (145,257)
                                                                             ------------
------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                   45,280,364
11,661,518
   Reinvestment of distributions                                                  200,651
145,257
   Payments for shares redeemed
(3,502,352)     (3,746,612)
                                                                             ------------
------------
                                                                               41,978,663
8,060,163
                                                                             ------------
------------
NET INCREASE / (DECREASE) IN NET ASSETS                                        45,029,540
16,764,266
NET ASSETS
   Beginning of period                                                         39,944,474
23,180,208
                                                                             ------------
------------
   End of period                                                             $ 84,974,014
$ 39,944,474
                                                                             ============
============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                              $    171,104
$    144,166
                                                                             ============
============

FUND SHARE TRANSACTIONS
   Sold                                                                           832,756
254,665
   Reinvestment of distributions                                                    3,608
3,648
   Redeemed
(64,563)        (89,109)
                                                                             ------------
------------
      Net increase / (decrease) from fund share transactions                      771,801
169,204
                                                                             ============
============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                             $ 40,978,570
$ 12,157,278
                                                                             ------------
------------
                                                                             $ 40,978,570
$ 12,157,278
                                                                             ============
============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                             $  5,856,986
$  2,216,071
                                                                             ------------
------------
                                                                             $  5,856,986
$  2,216,071
                                                                             ============
============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                           $    200,651
$    145,257
                                                                             ------------
------------
                                                                             $    200,651
$    145,257
                                                                             ============
============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                        BALANCED INDEX PORTFOLIO

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index") and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Summit Pinnacle Balanced Index Portfolio (the "Portfolio") will invest approximately 60% of its nets assets in a portfolio of stocks included in the Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

For the six-month period ended June 30, 2004, the Portfolio's total return was 1.89% (before the impact of any product or contract-level fees). This compares to a 2.20% total return for the hypothetical Balanced Index. The difference of 0.31% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                              Team Managed
     Inception Date:                       May 3, 1999
     Total Net Assets:                     $33.78 Million
     Number of Equity Holdings:            500
     Median Cap Size:                      $9.54 Billion
     Average Price-to-book Ratio:          3.00x
     Dividend Yield:                       1.71%
     Number of Fixed Income Holdings:      35
     Average Duration:                     4.34 years
     Average Maturity:                     10.9 years
     Average Credit Quality:               AAA/Aaa
     Current Yield:                        3.89%

                             TOP 10 EQUITY HOLDINGS

                                      (% OF NET ASSETS)
                                      -----------------
     General Electric                      1.93%
     Microsoft Corporation                 1.74%
     Exxon Mobil Corp.                     1.65%
     Pfizer, Inc.                          1.48%
     Citigroup Inc.                        1.36%
     Wal-Mart Stores                       1.28%
     American International Group          1.05%
     Intel Corporation                     1.01%
     Bank of America Corp.                 0.98%
     Johnson & Johnson                     0.94%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

              SUMMIT BALANCED INDEX PORTFOLIO      LEHMAN BROTHERS AGGREGATE BOND INDEX
S&P 500 INDEX
Apr-1999                $ 10,000                                $ 10,000
$ 10,000
May-1999                $  9,740                                $  9,764
$  9,912
Jun-1999                $ 10,050                                $ 10,306
$  9,880
Jul-1999                $  9,840                                $  9,985
$  9,839
Aug-1999                $  9,810                                $  9,936
$  9,834
Sep-1999                $  9,690                                $  9,663
$  9,948
Oct-1999                $ 10,076                                $ 10,275
$  9,985
Nov-1999                $ 10,197                                $ 10,484
$  9,984
Dec-1999                $ 10,531                                $ 11,101
$  9,936
Jan-2000                $ 10,187                                $ 10,544
$  9,903
Feb-2000                $ 10,108                                $ 10,344
$ 10,023
Mar-2000                $ 10,743                                $ 11,356
$ 10,155
Apr-2000                $ 10,559                                $ 11,014
$ 10,126
May-2000                $ 10,418                                $ 10,788
$ 10,121
Jun-2000                $ 10,678                                $ 11,054
$ 10,332
Jul-2000                $ 10,613                                $ 10,881
$ 10,426
Aug-2000                $ 11,067                                $ 11,557
$ 10,577
Sep-2000                $ 10,743                                $ 10,947
$ 10,643
Oct-2000                $ 10,743                                $ 10,901
$ 10,714
Nov-2000                $ 10,299                                $ 10,041
$ 10,889
Dec-2000                $ 10,397                                $ 10,090
$ 11,091
Jan-2001                $ 10,678                                $ 10,449
$ 11,273
Feb-2001                $ 10,112                                $  9,497
$ 11,371
Mar-2001                $  9,742                                $  8,896
$ 11,428
Apr-2001                $ 10,168                                $  9,586
$ 11,380
May-2001                $ 10,234                                $  9,650
$ 11,448
Jun-2001                $ 10,088                                $  9,416
$ 11,492
Jul-2001                $ 10,133                                $  9,323
$ 11,749
Aug-2001                $  9,793                                $  8,741
$ 11,884
Sep-2001                $  9,363                                $  8,035
$ 12,023
Oct-2001                $  9,544                                $  8,189
$ 12,274
Nov-2001                $  9,907                                $  8,817
$ 12,105
Dec-2001                $  9,941                                $  8,894
$ 12,028
Jan-2002                $  9,884                                $  8,765
$ 12,125
Feb-2002                $  9,807                                $  8,595
$ 12,243
Mar-2002                $  9,939                                $  8,919
$ 12,039
Apr-2002                $  9,599                                $  8,378
$ 12,273
May-2002                $  9,581                                $  8,317
$ 12,377
Jun-2002                $  9,141                                $  7,725
$ 12,484
Jul-2002                $  8,763                                $  7,123
$ 12,635
Aug-2002                $  8,854                                $  7,169
$ 12,848
Sep-2002                $  8,319                                $  6,391
$ 13,056
Oct-2002                $  8,723                                $  6,953
$ 12,997
Nov-2002                $  9,060                                $  7,361
$ 12,993
Dec-2002                $  8,820                                $  6,929
$ 13,262
Jan-2003                $  8,674                                $  6,748
$ 13,273
Feb-2003                $  8,641                                $  6,647
$ 13,457
Mar-2003                $  8,689                                $  6,712
$ 13,446
Apr-2003                $  9,154                                $  7,264
$ 13,557
May-2003                $  9,503                                $  7,646
$ 13,810
Jun-2003                $  9,553                                $  7,744
$ 13,782
Jul-2003                $  9,527                                $  7,880
$ 13,319
Aug-2003                $  9,659                                $  8,034
$ 13,408
Sep-2003                $  9,683                                $  7,949
$ 13,762
Oct-2003                $  9,966                                $  8,398
$ 13,634
Nov-2003                $ 10,024                                $  8,472
$ 13,667
Dec-2003                $ 10,381                                $  8,916
$ 13,806
Jan-2004                $ 10,531                                $  9,080
$ 13,917
Feb-2004                $ 10,654                                $  9,206
$ 14,068
Mar-2004                $ 10,583                                $  9,067
$ 14,173
Apr-2004                $ 10,375                                $  8,925
$ 13,804
May-2004                $ 10,439                                $  9,047
$ 13,749
Jun-2004                $ 10,577                                $  9,222
$ 13,827

Summit Balanced Index Portfolio - Average Annual Total Return

          1-YEAR         5-YEAR          SINCE INCEPTION
          10.72%          1.59%              1.09%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[CHART]

                               SECTOR ALLOCATIONS

U.S. Stocks                                59.8%
Treasuries & Agency Notes                  18.2%
Mortgage-Backed Securities                 11.0%
Corporate Bonds                             8.8%
Short-Term, Futures, & Other                2.2%

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                                    BALANCED INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                         SIX MONTHS
PERIOD FROM
                                       ENDED JUNE 30,
MAY 3, 1999(1)
                                        (UNAUDITED)           YEAR ENDED DECEMBER 31,
TO DECEMBER 31,
                                       --------------------------------------------------
-------------------
                                           2004          2003     2002      2001
2000         1999
                                       --------------------------------------------------
-------------------
Net asset value, beginning of period     $ 43.05       $ 37.50   $ 43.85   $ 48.05   $
52.05      $ 50.00
                                         -------       -------   -------   -------   ----
---      -------
Investment Activities:
   Net investment income / (loss)           0.56          0.95      1.13      1.10
1.95         0.90
   Net realized and unrealized              0.25          5.57     (6.01)    (3.15)
(2.65)        1.70
  gains / (losses)
                                         -------       -------    ------   -------   ----
---      -------
Total from Investment Activities            0.81          6.52     (4.88)    (2.05)
(0.70)        2.60
                                         -------       -------   -------   -------   ----
----      ------
DISTRIBUTIONS:
Net investment income                      (0.26)         (0.97)   (1.47)    (0.60)
(2.30)       (0.55)
Net realized gains                            --            --        --     (1.55)
(1.00)          --
                                         -------       -------   -------   -------   ----
---      -------
Total Distributions                        (0.26)        (0.97)    (1.47)    (2.15)
(3.30)       (0.55)
                                         -------       -------   -------   -------   ----
---      -------
Net asset value, end of period           $ 43.60       $ 43.05   $ 37.50   $ 43.85   $
48.05      $ 52.05
                                         =======       =======   =======   =======
=======      =======
Total return                                1.89%        17.70%   -11.27%    -4.38%    -
1.28%       5.31%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to                        0.60%(3)      0.60%     0.60%    0.60%
0.60%       0.47%(3)
  average net assets - net(2)
Ratio of expenses to                        0.68%(3)      1.01%     1.10%    0.81%
0.68%       0.50%(3)
  Average net assets - gross
Ratio of net investment
  income / (loss) to
  average net assets                        2.00%(3)      2.31%     2.78%    2.47%
2.95%       2.94%(3)
Portfolio turnover rate                    17.02%(3)     25.45%    15.34%   35.84%
9.60%     141.58%(3)
Net assets, end of period (000's)        $33,781       $11,667   $10,638   $13,004
$14,334      $55,708


(1) COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3) ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BALANCED INDEX PORTFOLIO                         SUMMARY SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)


PERCENT OF
                                                                       SHARES
VALUE    NET ASSETS
                                                                 ------------------------
-----------------
COMMON STOCKS - 59.80%
CONSUMER DISCRETIONARY - 6.55%
  Ford Motor                                                            3,497   $
54,727          0.16%
  Union Planter Corp.*                                                    364
10,851          0.03%
  Other securities(4)
2,146,861          6.36%
                                                                                ---------
---

2,212,439
                                                                                ---------
---
CONSUMER STAPLES - 6.70%
  Altria Group, Inc.                                                    3,914
195,896          0.58%
  Coca Cola Co.                                                         4,662
235,338          0.70%
  PepsiCo Inc.                                                          3,266
175,972          0.52%
  Procter & Gamble                                                      4,913
267,464          0.79%
  Wal-Mart Stores                                                       8,211
433,212          1.28%
  Other securities(4)
956,567          2.83%
                                                                                ---------
---

2,264,449
                                                                                ---------
---
ENERGY - 3.89%
  ChevronTexaco Corp.                                                   2,043
192,267          0.57%
  Exxon Mobil Corp.                                                    12,517
555,880          1.65%
  Other securities(4)
563,952          1.67%
                                                                                ---------
---

1,312,099
                                                                                ---------
---
FINANCIALS - 12.14%
  American International Group                                          4,984
355,260          1.05%
  Bank of America Corp.                                                 3,902
330,187          0.98%
  Citigroup Inc.                                                        9,872
459,048          1.36%
  Wells Fargo                                                           3,228
184,738          0.55%
  Other securities(4)
2,772,160          8.20%
                                                                                ---------
---

4,101,393
                                                                                ---------
---
HEALTH CARE - 8.05%
  Amgen Inc.*                                                           2,430
132,605          0.39%
  Johnson & Johnson                                                     5,671
315,875          0.94%
  Merck & Co.                                                           4,246
201,685          0.60%
  Pfizer, Inc.                                                         14,605
500,659          1.48%
  Other securities(4)
1,567,700          4.64%
                                                                                ---------
---

2,718,524
                                                                                ---------
---
INDUSTRIALS - 6.92%
  General Electric                                                     20,125
652,050          1.93%
  Honeywell International Inc.                                          1,635
59,890          0.18%
  Other securities(4)
1,626,834          4.81%
                                                                                ---------
---

2,338,774
                                                                                ---------
---
INFORMATION TECHNOLOGY - 10.19%
  Cisco Systems, Inc.*                                                 12,982
307,673          0.91%
  Dell Inc.*                                                            4,833
173,118          0.51%
  Intel Corporation                                                    12,391
341,992          1.01%
  International Business Machines                                       3,229
284,636          0.84%
  Microsoft Corporation                                                20,608
588,564          1.74%
  Other securities(4)
1,746,610          5.18%
                                                                                ---------
---

3,442,593
                                                                                ---------
---
MATERIALS - 1.77%
  Weyerhaeuser Corp.                                                      449
28,341          0.08%
  Other securities(4)
570,957          1.69%
                                                                                ---------
---

599,298
                                                                                ---------
---
TELECOMMUNICATIONS SERVICES- 2.05%
  Verizon Communications                                                5,286   $
191,300          0.57%
  Other securities(4)
499,699          1.48%
                                                                                ---------
---

690,999
                                                                                ---------
---
UTILITIES - 1.54%
  Other securities(4)
521,224          1.54%
                                                                                ---------
---
    Total Common Stocks
      (cost $20,618,966)
20,201,792
                                                                                ---------
---

UNIT INVESTMENT TRUST(3) - .32%
  S&P 500 Depositary Receipts                                             961
110,063          0.32%
                                                                                ---------
---
    Total Unit Investment Trust
      (cost $110,409)
110,063
                                                                                ---------
---


PERCENT OF
                                                                    PRINCIPAL
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
U.S. TREASURY OBLIGATIONS - 13.05%
U.S. TREASURY NOTES - 13.05%
  5.875% due 11/15/04                                             $   300,000   $
304,734          0.90%
  6.500% due 05/15/05                                                 400,000
415,312          1.23%
  5.750% due 11/15/05                                               1,075,000
1,124,005          3.33%
  7.000% due 07/15/06                                                 250,000
270,869          0.80%
  6.125% due 08/15/07                                                 100,000
108,488          0.32%
  5.500% due 02/15/08                                                 200,000
214,164          0.63%
  4.750% due 11/15/08                                                 200,000
208,875          0.62%
  6.000% due 08/15/09                                                  50,000
54,943          0.16%
  5.750% due 08/15/10                                                 180,000
196,256          0.58%
  4.375% due 08/15/12                                                 275,000
273,722          0.81%
  6.250% due 08/15/23                                                 250,000
276,836          0.82%
  6.125% due 11/15/27                                                 500,000
547,910          1.62%
  5.250% due 11/15/28                                                 200,000
195,945          0.58%
  6.125% due 08/15/29                                                 195,000
214,500          0.65%
                                                                                ---------
---
    Total U.S. Treasury Obligations
      (cost $4,482,084)
4,406,559
                                                                                ---------
---

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 5.17%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 5.17%
  3.500% due 09/15/07                                               1,750,000
1,745,021          5.17%
                                                                                ---------
---
    Total U.S. Government Agency
      Obligations
      (cost $1,800,848)
1,745,021
                                                                                ---------
---

MORTGAGE-BACKED SECURITIES - 10.97%
  FNCL (7.000% due 07/01/29)                                          667,984
707,156          2.09%
  FNCL (6.500% due 08/01/32)                                          252,071
262,655          0.78%
  FNCL (6.000% due 08/01/33)                                          444,148
453,958          1.34%
  FNCL (5.500% due 07/01/33)                                          444,997
444,154          1.31%
  FNCL (5.500% due 11/01/33)                                          715,348
713,992          2.11%
  FGCI (5.000% due 05/01/18)                                          938,455
941,487          2.79%
  FGCI (4.500% due 09/01/18)                                          185,129
181,313          0.55%
                                                                                ---------
---
    Total Mortgage-Backed Securities
      (cost $3,761,258)
3,704,715
                                                                                ---------
---

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PERCENT OF
                                                                    PRINCIPAL
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
CORPORATE BONDS - 8.85%
BANK, BANK HOLDING COMPANIES &
OTHER BANK SERVICES - 1.51%
  Key Bank (5.000% due 07/17/07)                                  $   315,000   $
327,859          0.97%
  UPC (4.375% due 12/01/10)                                           190,000
184,036          0.54%
                                                                                ---------
---

511,895
                                                                                ---------
---
CAPITAL GOODS - 1.29%
  Burlington Resources
    (6.500% due 12/01/11)                                             150,000
163,863          0.49%
  Honeywell International
    (7.500% due 03/01/10)                                             125,000
142,986          0.42%
  Other securities(4)
    (5.875% to 7.500%
    due 03/01/10 to 07/15/12)
129,826          0.38%
                                                                                ---------
---

436,675
                                                                                ---------
---
CONSUMER CYCLICALS - 1.73%
  Amgen
    (6.500% due 12/01/07)                                             150,000
163,560          0.48%
  Ford Motor Credit Corp.
    (6.375% due 02/01/29)                                             500,000
422,556          1.25%
                                                                                ---------
---

586,116
                                                                                ---------
---
CONSUMER NON-DURABLE - .71%
  Campbell Soup Co.
    (5.875% due 10/01/08)                                             225,000
239,111          0.71%
                                                                                ---------
---
ENERGY - .43%
  Other securities(4)
    (7.750% due 11/01/10)
144,236          0.43%
                                                                                ---------
---
MANUFACTURING - 2.24%
  Champion International Corp.
    (7.200% due 11/01/26)                                             450,000
502,292          1.49%
  Weyerhauser Co.
    (5.250% due 12/15/09)                                             250,000
254,728          0.75%
                                                                                ---------
---

757,020
                                                                                ---------
---
TELECOMMUNICATION - .94%
  Public Services Inc.
    (6.625% due 02/15/11)                                         $   150,000   $
164,297          0.49%
  Other securities(4)
    (4.125% due 11/15/07)
151,693          0.45%
                                                                                ---------
---

315,990
                                                                                ---------
---
    Total Corporate Bonds
      (cost $3,029,662)
2,991,043
                                                                                ---------
---

SHORT-TERM INVESTMENTS(5) - 5.77%
NORTHERN TRUST DIVERSIFIED
ASSETS PORTFOLIO - 5.47%                                            1,848,762
1,848,762          5.47%

U.S. TREASURY BILL - 0.30%
  (.870% due 03/18/04)                                                100,000
99,733          0.30%

------------
  Total Short-Term Investments
    (cost $1,948,492)
1,948,495

------------
TOTAL INVESTMENTS - 103.93%
  (cost $35,751,719)(1)
35,107,688

------------
NORTHERN INSTITUTIONAL
LIQUID ASSET PORTFOLIO(3) - 13.29%
4,488,568

------------
OTHER ASSETS AND LIABILITIES - (17.22%)
(5,815,539)

------------
TOTAL NET ASSETS - 100.00%
$ 33,780,717

============

*    Non-income producing

(1) For federal income tax purposes, cost is $35,790,879 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $1,606,048 and ($2,289,239), respectively, with a net appreciation / depreciation of ($683,191).

(2) Security exempt from registration under Rule 144(a)of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $6,549,503, $4,488,568, and $2,170,479, respectively.

(4) "Other securities" represent, by subcategory, those issues that individually, or when aggregated with other issues of the same issuer, are not within the Portfolio's 50 largest holdings in unaffiliated issuers and have an aggregate market value of no more than 1.00% of the Portfolio's total net assets.

(5) Securities and other assets with an aggregate value of $456,030 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                      UNREALIZED
                                                     APPRECIATION/
TYPE                                 CONTRACTS      (DEPRECIATION)
------------------------------------------------------------------
S&P 500 Index (09/04)                   1              $ 1,888
S&P 500 Index Mini (09/04)              1              $ 2,243

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BALANCED INDEX PORTFOLIO                                    FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at value                            $    35,107,688
  Collateral for securities loaned,
    at fair value                                                      4,488,568
  Receivables:
    Interest and dividends                                               158,986
  Variation margin                                                         5,467
  Prepaid expenses and other                                                 142
                                                                 ---------------
                                                                      39,760,851
                                                                 ---------------
LIABILITIES
   Payables:
     Investment securities purchased                                      43,005
     Shares redeemed                                                   1,406,003
     Payable upon return of securities loaned                          4,488,568
     Bank overdraft                                                       15,808
     Advisory fees                                                         2,813
     Administration expenses                                               2,891
     Directors' fees                                                         865
     Custodian fees                                                        1,496
     Fund accounting fees                                                  6,731
     Professional fees                                                     8,331
     Royalty fees                                                          1,047
     Other accrued expenses                                                2,576
                                                                 ---------------
                                                                       5,980,134
                                                                 ---------------
NET ASSETS*
   Paid-in capital                                                    34,889,228
   Accumulated undistributed net
     investment income                                                   118,564
   Accumulated net realized gain / (loss)
     on investments and futures contracts                               (587,174)
   Net unrealized appreciation /
     (depreciation) on investments and
     futures contracts                                                  (639,901)
                                                                 ---------------
                                                                 $    33,780,717
                                                                 ===============
Shares authorized ($.10 par value)                                    20,000,000
Shares outstanding                                                       774,869
Net asset value, offering and
   redemption price per share                                    $         43.60
Investments at cost                                              $    35,751,719

*FEDERAL TAX DATA AS OF DECEMBER 31, 2003
  Undistributed ordinary income                                  $        38,853

                 CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,
--------------------------------------------------------------------------------
                    2009             2010               2011
                    ----             ----               ----
                    $ --          $ (350,093)           $ --

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                      $       221,005
   Dividends                                                             139,685
   Other income                                                            1,689
                                                                 ---------------
                                                                         362,379
                                                                 ---------------
EXPENSES
   Advisory fees                                                          41,989
   Administration expenses                                                13,996
   Custodian fees and expenses                                             1,968
   Fund accounting fees                                                   20,407
   Professional fees                                                       6,517
   Directors' fees                                                         2,557
   Transfer agent fees                                                     3,947
   Royalty fee                                                             1,050
   Other expenses                                                          2,658
                                                                 ---------------
                                                                          95,089
   Reimbursements and waivers                                            (11,107)
                                                                 ---------------
                                                                          83,982
                                                                 ---------------
NET INVESTMENT INCOME / (LOSS)                                           278,397
                                                                 ---------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                       (195,883)
   Net realized gain / (loss) on
      futures contracts                                                   19,006
                                                                 ---------------
                                                                        (176,877)
                                                                 ---------------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                                                    1,277
                                                                 ---------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                        (175,600)
                                                                 ---------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $       102,797
                                                                 ===============

TRANSACTIONS WITH AFFILIATES

      PERCENT OF CURRENT
       NET ASSET VALUE
------------------------------
                ADMINISTRATION     EXPENSE
ADVISORY FEE         FEE           LIMIT(1)     WAIVER    REIMBURSEMENT
--------------------------------------------------------------------------------
    0.30%            0.10%           0.30%       $ --        $ 11,107

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                ENDED JUNE 30,      YEAR
ENDED
                                                                 (UNAUDITED)
DECEMBER 31,
                                                              ---------------------------
-------
                                                                     2004
2003
                                                              ---------------------------
-------
OPERATIONS
   Net investment income / (loss)                             $          278,397   $
251,950
   Net realized gain / (loss) on investments and futures                (176,877)
221,827
   Net change in unrealized appreciation / (depreciation)
      on investments and futures contracts                                 1,277
1,311,205
                                                              ------------------   ------
-------
                                                                         102,797
1,784,982
                                                              ------------------   ------
-------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                (209,225)
(266,449)
                                                              ------------------   ------
-------
                                                                        (209,225)
(266,449)
                                                              ------------------   ------
-------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                          25,250,085
977,184
   Reinvestment of distributions                                         209,225
266,449
   Payments for shares redeemed                                       (3,239,653)
(1,733,072)
                                                              ------------------   ------
-------
                                                                      22,219,657
(489,439)
                                                              ------------------   ------
-------
NET INCREASE / (DECREASE) IN NET ASSETS                               22,113,229
1,029,094
NET ASSETS
   Beginning of period                                                11,667,488
10,638,394
                                                              ------------------   ------
-------
   End of period                                              $       33,780,717   $
11,667,488
                                                              ==================
=============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME               $          118,564   $
38,835
                                                              ==================
=============

FUND SHARE TRANSACTIONS
   Sold                                                                  573,522
24,635
   Reinvestment of distributions                                           4,850
6,880
   Redeemed                                                              (74,506)
(44,231)
                                                              ------------------   ------
-------
      Net increase / (decrease) from fund share transactions             503,866
(12,716)
                                                              ==================
=============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                              $       13,979,841   $
28,482
   U.S. Government Securities                                          7,934,415
2,631,308
   Corporate Bonds                                                     2,022,165
215,287
                                                              ------------------   ------
-------
                                                              $       23,936,421   $
2,875,077
                                                              ==================
=============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                              $        1,057,565   $
34,615
   U.S. Government Securities                                          1,176,449
1,797,524
   Corporate Bonds                                                        58,942
686,851
                                                              ------------------   ------
-------
                                                              $        2,292,956   $
2,518,990
                                                              ==================
=============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                            $          209,225   $
266,449
   Long-term capital gains                                                    --
--
                                                              ------------------   ------
-------
                                                              $          209,225   $
266,449
                                                              ==================
=============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                      NASDAQ-100 INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Summit Pinnacle Nasdaq-100 Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the Nasdaq-100 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the six-month period ended June 30, 2004, the Portfolio's total return was 3.04% (before the impact of any product or contract-level fees). This compares to a 3.41% total return for the Index. The difference of 0.37% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                              Team Managed
     Inception Date:                       April 27, 2000
     Total Net Assets:                     $26.00 Million
     Number of Equity Holdings:            100
     Median Cap Size:                      $6.37 Billion
     Average Price-to-book Ratio:          4.35x
     Dividend Yield:                       0.23%

                                 TOP 10 HOLDINGS

                                     (% OF NET ASSETS)
                                     -----------------
     Microsoft Corporation                 7.70%
     QUALCOMM Incorporated                 5.16%
     Intel Corporation                     4.55%
     Cisco Systems, Inc.                   4.12%
     eBay Inc.                             3.25%
     Nextel Communicaitons, Inc.           2.65%
     Dell Inc.                             2.41%
     Amgen Inc.                            2.38%
     Comcast Corporation                   1.93%
     Oracle Corporation                    1.88%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

            SUMMIT NASDAQ-100 INDEX PORTFOLIO        NASDAQ-100 INDEX
Mar-2000                $ 10,000                         $ 10,000
Apr-2000                $ 10,760                         $ 10,763
May-2000                $  9,470                         $  9,482
Jun-2000                $ 10,730                         $ 10,737
Jul-2000                $ 10,300                         $ 10,296
Aug-2000                $ 11,630                         $ 11,633
Sep-2000                $ 10,170                         $ 10,187
Oct-2000                $  9,360                         $  9,365
Nov-2000                $  7,150                         $  7,152
Dec-2000                $  6,670                         $  6,681
Jan-2001                $  7,380                         $  7,399
Feb-2001                $  5,420                         $  5,446
Mar-2001                $  4,470                         $  4,490
Apr-2001                $  5,270                         $  5,295
May-2001                $  5,110                         $  5,137
Jun-2001                $  5,190                         $  5,224
Jul-2001                $  4,770                         $  4,806
Aug-2001                $  4,160                         $  4,195
Sep-2001                $  3,310                         $  3,335
Oct-2001                $  3,860                         $  3,896
Nov-2001                $  4,520                         $  4,557
Dec-2001                $  4,460                         $  4,503
Jan-2002                $  4,380                         $  4,426
Feb-2002                $  3,836                         $  3,881
Mar-2002                $  4,096                         $  4,149
Apr-2002                $  3,600                         $  3,647
May-2002                $  3,406                         $  3,451
Jun-2002                $  2,958                         $  3,003
Jul-2002                $  2,718                         $  2,748
Aug-2002                $  2,662                         $  2,692
Sep-2002                $  2,350                         $  2,378
Oct-2002                $  2,794                         $  2,827
Nov-2002                $  3,162                         $  3,189
Dec-2002                $  2,788                         $  2,813
Jan-2003                $  2,786                         $  2,809
Feb-2003                $  2,864                         $  2,887
Mar-2003                $  2,888                         $  2,913
Apr-2003                $  3,136                         $  3,163
May-2003                $  3,394                         $  3,426
Jun-2003                $  3,404                         $  3,437
Jul-2003                $  3,614                         $  3,653
Aug-2003                $  3,794                         $  3,837
Sep-2003                $  3,686                         $  3,730
Oct-2003                $  4,004                         $  4,055
Nov-2003                $  4,026                         $  4,079
Dec-2003                $  4,144                         $  4,204
Jan-2004                $  4,214                         $  4,277
Feb-2004                $  4,148                         $  4,213
Mar-2004                $  4,056                         $  4,122
Apr-2004                $  3,950                         $  4,016
May-2004                $  4,132                         $  4,203
Jun-2004                $  4,270                         $  4,348

Summit Nasdaq-100 Index Portfolio - Average Annual Total Return

          1-YEAR            3-YEAR            SINCE INCEPTION
          25.44%            -6.30%                -18.43%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[CHART]

                               SECTOR ALLOCATIONS

Communication                              26.1%
Consumer Cyclical                           7.6%
Consumer Non-Cyclical                      14.5%
Industrial                                  3.0%
Technology                                 37.1%
Short-Term, Futures, & Other               11.7%

     "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                                  NASDAQ-100 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                       SIX MONTHS
PERIOD FROM
                                     ENDED JUNE 30,
APRIL 27, 2000(1)
                                       (UNAUDITED)        YEAR ENDED DECEMBER 31,
TO DECEMBER 31,
                                     ----------------------------------------------------
-----------------
                                           2004         2003        2002        2001
2000
                                         ------------------------------------------------
---------------------
Net asset value, beginning of period     $  20.72       $  13.94    $  22.30    $  33.35
$  50.00
                                         --------       --------    --------    --------
--------
Investment Activities:
   Net investment income / (loss)           (0.04)         (0.04)      (0.07)         --
(0.05)
   Net realized and unrealized gains
     / (losses)                              0.67           6.82       (8.29)     (11.05)
(16.60)
                                         --------       --------    --------    --------
--------
Total from Investment Activities             0.63           6.78       (8.36)     (11.05)
(16.65)
                                         --------       --------    --------    --------
--------
Net asset value, end of period           $   1.35       $  20.72    $  13.94    $  22.30
$  33.35
                                         ========       ========    ========    ========
========
Total return                                 3.04%         48.64%    -37.49%      -33.13%
-33.30%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net
   assets - net (2)                          0.65%(3)       0.65%       0.65%       0.65%
0.64%(3)
Ratio of expenses to average net
   assets - gross                            0.78%(3)       0.91%       1.11%       0.97%
0.88%(3)
Ratio of net investment income
   / (loss) to average net assets           -0.41%(3)      -0.31%      -0.43%      -0.21%
-0.17%(3)
Portfolio turnover rate                      1.23%(3)       3.97%      11.79%       5.49%
14.69%(3)
Net assets, end of period (000's)        $ 25,998       $ 23,350    $  9,583    $ 14,560
$  8,577

(1) COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3) ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
NASDAQ-100 INDEX PORTFOLIO                       SUMMARY SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)


PERCENT OF
                                                                    SHARES          VALUE
NET ASSETS
                                                                 ------------------------
--------------
COMMON STOCKS - 88.71%
BASIC INDUSTRIES - .29%
  Other securities(3)                                                        $     74,751
0.29%
                                                                             ------------
COMMUNICATIONS - 26.11%
  Amazon.com, Inc.*                                                  5,002        272,109
1.05%
  Cisco Systems, Inc.*                                              45,145      1,069,937
4.12%
  Comcast Corp.*                                                    17,891        501,485
1.93%
  eBay Inc.*                                                         9,185        844,561
3.25%
  EchoStar Communications Corporation*                               4,785        147,139
0.57%
  InterActiveCorp*                                                  13,914        419,368
1.61%
  Juniper Networks, Inc.*                                            6,770        166,339
0.64%
  Nextel Communications, Inc.*                                      25,802        687,881
2.65%
  QUALCOMM Incorporated                                             18,378      1,341,226
5.16%
  Symantec Corporation*                                              6,068        265,657
1.02%
  Yahoo! Inc.*                                                      11,916        432,908
1.67%
  Other securities(3)                                                             640,544
2.44%
                                                                             ------------
                                                                                6,789,154
                                                                             ------------
CONSUMER CYCLICAL - 7.47%
  Bed Bath & Beyond Inc.*                                            7,499        288,337
1.11%
  Cintas Corporation                                                 3,860        184,006
0.71%
  Costco Wholesale Corporation                                       4,541        186,499
0.72%
  PACCAR Inc.                                                        3,694        214,215
0.82%
  Staples, Inc.                                                      6,265        183,627
0.71%
  Starbucks Corporation*                                            10,308        448,192
1.72%
  Other securities(3)                                                             437,842
1.68%
                                                                             ------------
                                                                                1,942,718
                                                                             ------------
CONSUMER NON-CYCLICAL - 14.55%
  Amgen Inc.*                                                       11,324        617,950
2.38%
  Apollo Group, Inc.*                                                3,360        296,654
1.14%
  Biomet, Inc.                                                       6,483        288,105
1.11%
  Biogen Idec Inc*                                                   6,881        435,223
1.67%
  Chiron Corporation*                                                4,944        220,700
0.85%
  Genzyme Corp.*                                                     5,293        250,518
0.96%
  Gilead Sciences, Inc.*                                             3,755        251,585
0.97%
  Paychex, Inc.                                                      6,386        216,358
0.83%
  Teva Pharmaceutical Industries Limited                             4,213        283,493
1.09%
  Other securities(3)                                                             921,974
3.55%
                                                                             ------------
                                                                                3,782,560
                                                                             ------------
ENERGY - .20%
  Other securities(3)                                                              52,587
0.20%
                                                                             ------------
INDUSTRIAL - 3.03%
  Flextronics International Ltd.*                                   10,784   $    172,005
0.66%
                                                                             ------------
  Other securities(3)                                                             616,892
2.37%
                                                                             ------------
                                                                                  788,897
                                                                             ------------
TECHNOLOGY - 37.06%
  Adobe Systems                                                      4,383        203,810
0.78%
  Altera Corporation*                                               10,036        223,000
0.86%
  Apple Computer*                                                    9,912        322,535
1.24%
  Applied Materials, Inc.*                                          16,674        327,144
1.26%
  Broadcom Corporation*                                              4,242        198,398
0.76%
  Dell Inc.*                                                        17,461        625,453
2.41%
  Electronic Arts Inc.*                                              5,656        308,535
1.19%
  Fiserv, Inc.*                                                      4,563        177,455
0.68%
  Intel Corporation                                                 42,896      1,183,930
4.55%
  Intuit Inc.*                                                       4,710        181,712
0.70%
  KLA-Tencor Corporation*                                            4,572        225,765
0.87%
  Linear Technology Corporation                                      7,863        310,353
1.19%
  Maxim Integrated Products, Inc.                                    8,474        444,207
1.71%
  Microsoft Corporation                                             70,104      2,002,170
7.70%
  Network Appliance, Inc.*                                           6,801        146,426
0.56%
  Oracle Corporation*                                               41,040        489,607
1.88%
  PeopleSoft, Inc.*                                                  9,976        184,556
0.71%
  Research in Motion Limited*                                        3,422        234,202
0.90%
  VERITAS Software Corporation*                                      8,012        221,932
0.85%
  Xilinx, Inc.                                                       8,552        284,866
1.10%
  Other securities(3)                                                           1,336,920
5.16%
                                                                             ------------
                                                                                9,632,976
                                                                             ------------
    Total Common Stocks
      (cost $23,240,447)                                                       23,063,643
                                                                             ------------

UNIT INVESTMENT TRUST - 1.22%
  Nasdaq 100 Shares                                                  8,374        316,370
1.22%
                                                                             ------------
    Total Unit Investment Trust
      (cost $197,984)                                                             316,370
                                                                             ------------

SHORT-TERM INVESTMENTS(4) - 10.08%
NORTHERN TRUST DIVERSIFIED
ASSETS PORTFOLIO - 4.52%                                         1,174,874      1,174,874
4.52%
                                                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                              PERCENT OF
                                                                 PRINCIPAL          VALUE
NET ASSETS
                                                               --------------------------
--------------
U.S. TREASURY BILL - 5.56%
  (1.000% due 09/16/04)                                        $ 1,450,000   $  1,446,123
5.56%
                                                                             ------------
    Total Short-Term Investments
      (cost $2,620,842)                                                         2,620,997
                                                                             ------------
TOTAL INVESTMENTS - 100.01%
  (cost $26,059,273)(1)                                                        26,001,010
                                                                             ------------

                                                                                    VALUE
                                                                             ------------
NORTHERN INSTITUTIONAL
LIQUID ASSET PORTFOLIO(2) - 5.66%                                            $  1,470,981
                                                                             ------------
OTHER ASSETS AND LIABILITIES - (5.67%)
(1,473,942)
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $ 25,998,049
                                                                             ============

*    Non-income producing

(1) For federal income tax purposes, cost is $26,872,024 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $3,688,371 and ($4,559,385), respectively, with a net appreciation / depreciation of ($871,014).

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $1,547,143, $1,470,981, and $112,263, respectively.

(3) "Other securities" represent, by subcategory, those issues that individually, or when aggregated with other issues of the same issuer, are not within the Portfolio's 50 largest holdings in unaffiliated issuers and have an aggregate market value of no more than 1.00% of the Portfolio's total net assets.

(4) Securities and other assets with an aggregate value of $2,555,280 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                        UNREALIZED
                                                       APPRECIATION/
TYPE                                 CONTRACTS        (DEPRECIATION)
--------------------------------------------------------------------
Nasdaq-100 Index (09/04)                14               $ 58,850
Nasdaq-100 Index Mini (09/04)            3               $ 15,400

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
NASDAQ-100 INDEX PORTFOLIO                                  FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value                           $    26,001,010
   Cash                                                                       18
   Collateral for securities loaned,
      at fair value                                                    1,470,981
   Receivables:
      Shares sold                                                         15,402
      Interest and dividends                                               1,172
   Variation margin                                                       22,680
   Prepaid expenses and other                                              2,676
                                                                 ---------------
                                                                      27,513,939
                                                                 ---------------
LIABILITIES
   Payables:
      Shares redeemed                                                     18,063
      Payable upon return of securities loaned                         1,470,981
      Advisory fees                                                        1,246
      Administration expenses                                              6,029
      Directors' fees                                                        661
      Custodian fees                                                       2,753
      Fund accounting fees                                                 5,454
      Professional fees                                                    7,741
      Other accrued expenses                                               2,962
                                                                 ---------------
                                                                       1,515,890
                                                                 ---------------
NET ASSETS*
   Paid-in capital                                                    33,313,447
   Accumulated net investment income / (loss)                            (49,463)
   Accumulated net realized gain / (loss)
      on investments and futures contracts                            (7,281,922)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                                15,987
                                                                 ---------------
                                                                 $    25,998,049
                                                                 ===============

Shares authorized ($.10 par value)                                    20,000,000
Shares outstanding                                                     1,217,703
Net asset value, offering and
   redemption price per share                                    $         21.35
Investments at cost                                              $    26,059,273

*FEDERAL TAX DATA AS OF DECEMBER 31, 2003

                 CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,
--------------------------------------------------------------------------------
           2008             2009               2010                 2011
           ----             ----               ----                 ----
       $ (905,274)     $ (1,618,824)       $ (3,618,754)        $ (235,075)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                      $         7,322
   Dividends                                                              20,509
   Other income                                                            1,888
                                                                 ---------------
                                                                          29,719
                                                                 ---------------
EXPENSES
   Advisory fees                                                          42,636
   Administration expenses                                                12,182
   Custodian fees and expenses                                             6,219
   Fund accounting fees                                                   15,825
   Professional fees                                                       6,088
   Directors' fees                                                         1,732
   Transfer agent fees                                                     4,195
   Royalty fee                                                             2,493
   Other expenses                                                          2,676
                                                                 ---------------
                                                                          94,046
   Reimbursements and waivers                                            (14,864)
                                                                 ---------------
                                                                          79,182
                                                                 ---------------
NET INVESTMENT INCOME / (LOSS)                                           (49,463)
                                                                 ---------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                        (12,665)
   Net realized gain / (loss) on
      futures contracts                                                  (69,820)
                                                                 ---------------
                                                                         (82,485)
                                                                 ---------------
   Net change in unrealized appreciation /
      (depreciation) on investments
      and futures contracts                                              825,772
                                                                 ---------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                         743,287
                                                                 ---------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $       693,824
                                                                 ===============

TRANSACTIONS WITH AFFILIATES

      PERCENT OF CURRENT
       NET ASSET VALUE
------------------------------
                ADMINISTRATION     EXPENSE
ADVISORY FEE         FEE           LIMIT(1)         WAIVER      REIMBURSEMENT
--------------------------------------------------------------------------------
    0.35%             0.10%          0.30%           $ --         $ 14,864

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                ENDED JUNE 30,      YEAR
ENDED
                                                                  (UNAUDITED)
DECEMBER 31,
                                                              ---------------------------
-------
                                                                     2004
2003
                                                              ---------------------------
-------
OPERATIONS
   Net investment income / (loss)                             $          (49,463)  $
(47,918)
   Net realized gain / (loss) on investments and futures                 (82,485)
(335,435)
   Net change in unrealized appreciation /
      (depreciation) on investments
      and futures contracts                                              825,772
6,386,730
                                                              ------------------   ------
-------
                                                                         693,824
6,003,377
                                                              ------------------   ------
-------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                           5,489,923
15,025,665
   Payments for shares redeemed                                       (3,535,315)
(7,262,288)
                                                              ------------------   ------
-------
                                                                       1,954,608
7,763,377
                                                              ------------------   ------
-------
NET INCREASE / (DECREASE) IN NET ASSETS                                2,648,432
13,766,754
NET ASSETS
   Beginning of period                                                23,349,617
9,582,863
                                                              ------------------   ------
-------
   End of period                                              $       25,998,049   $
23,349,617
                                                              ==================
=============
ACCUMULATED NET INVESTMENT INCOME / (LOSS)                    $          (49,463)  $
--
                                                              ==================
=============

FUND SHARE TRANSACTIONS
   Sold                                                                  264,409
887,236
   Redeemed                                                             (173,557)
(447,781)
                                                              ------------------   ------
-------
      Net increase / (decrease) from fund share
         transactions                                                     90,852
439,455
                                                              ==================
=============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                              $          209,489   $
9,016,870
                                                              ------------------   ------
-------
                                                              $          209,489   $
9,016,870
                                                              ==================
=============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                              $          135,307   $
529,604
                                                              ------------------   ------
-------
                                                              $          135,307   $
529,604
                                                              ==================
=============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the six-month period ended June 30, 2004, the Portfolio's total return was 6.60% (before the impact of any product or contract-level fees). This compares to a 6.76% total return for the Index. The difference of 0.16% is referred to as "tracking error". One component of the difference is attributed to the Portfolio's operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                               Team Managed
     Inception Date:                        April 27, 2000
     Total Net Assets:                      $57.85 Million
     Number of Equity Holdings:             2,008
     Median Capitalization Size:            $513 Million
     Average Price-to-book Ratio:           2.26x
     Dividend Yield:                        1.04%

                                 TOP 10 HOLDINGS

                                           (% OF NET ASSETS)
                                           -----------------
     iShares Russell 2000 Index Fund             1.17%
     Tesoro Petroleum Corp.                      0.16%
     Calpine Corp.                               0.16%
     Techne Corp                                 0.16%
     Cytec Industries Inc.                       0.16%
     Park National Corp.                         0.16%
     Energen Corp.                               0.16%
     Bancorpsouth Inc.                           0.16%
     IDEX Corp.                                  0.16%
     Pediatrix Medical Group Inc.                0.15%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

                          SUMMIT RUSSELL 2000 SMALL CAP
                                INDEX PORTFOLIO              RUSSELL 2000 INDEX
Mar-2000                           $   10,000                     $   10,000
Apr-2000                           $   10,440                     $   10,456
May-2000                           $    9,850                     $    9,846
Jun-2000                           $   10,650                     $   10,707
Jul-2000                           $   10,330                     $   10,372
Aug-2000                           $   11,101                     $   11,158
Sep-2000                           $   10,770                     $   10,828
Oct-2000                           $   10,299                     $   10,345
Nov-2000                           $    9,265                     $    9,283
Dec-2000                           $   10,039                     $   10,086
Jan-2001                           $   10,562                     $   10,610
Feb-2001                           $    9,886                     $    9,915
Mar-2001                           $    9,412                     $    9,430
Apr-2001                           $   10,128                     $   10,168
May-2001                           $   10,369                     $   10,418
Jun-2001                           $   10,718                     $   10,777
Jul-2001                           $   10,105                     $   10,194
Aug-2001                           $    9,767                     $    9,865
Sep-2001                           $    8,437                     $    8,537
Oct-2001                           $    8,933                     $    9,036
Nov-2001                           $    9,610                     $    9,736
Dec-2001                           $   10,193                     $   10,337
Jan-2002                           $   10,087                     $   10,229
Feb-2002                           $    9,812                     $    9,949
Mar-2002                           $   10,590                     $   10,748
Apr-2002                           $   10,689                     $   10,846
May-2002                           $   10,209                     $   10,364
Jun-2002                           $    9,697                     $    9,850
Jul-2002                           $    8,218                     $    8,363
Aug-2002                           $    8,188                     $    8,342
Sep-2002                           $    7,597                     $    7,743
Oct-2002                           $    7,826                     $    7,991
Nov-2002                           $    8,523                     $    8,704
Dec-2002                           $    8,047                     $    8,219
Jan-2003                           $    7,818                     $    7,992
Feb-2003                           $    7,580                     $    7,750
Mar-2003                           $    7,673                     $    7,850
Apr-2003                           $    8,399                     $    8,594
May-2003                           $    9,299                     $    9,517
Jun-2003                           $    9,478                     $    9,689
Jul-2003                           $   10,060                     $   10,295
Aug-2003                           $   10,508                     $   10,767
Sep-2003                           $   10,302                     $   10,568
Oct-2003                           $   11,163                     $   11,455
Nov-2003                           $   11,546                     $   11,862
Dec-2003                           $   11,766                     $   12,103
Jan-2004                           $   12,264                     $   12,628
Feb-2004                           $   12,376                     $   12,742
Mar-2004                           $   12,491                     $   12,860
Apr-2004                           $   11,856                     $   12,204
May-2004                           $   12,038                     $   12,399
Jun-2004                           $   12,541                     $   12,920

Summit Russell 2000 Small Cap Index Portfolio - Average Annual Total Return

          1-YEAR       3-YEAR       SINCE INCEPTION
          32.31%        5.38%            5.57%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[CHART]

                               SECTOR ALLOCATIONS

Basic Materials                          8.8%
Capital Goods                           11.6%
Consumer Cyclical                       17.3%
Consumer Staples                         1.6%
Energy                                   4.3%
Financial                               20.9%
Industrial                               0.4%
Technology                              12.8%
Health Care                             12.0%
Utilities                                3.8%
Short-Term, Futures, & Other             6.5%

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                      RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.


PERIOD

FROM

APRIL 27,
                                                SIX MONTHS
2000(1)
                                               ENDED JUNE 30,
TO
                                                (UNAUDITED)      YEAR ENDED DECEMBER 31,
DECEMBER 31,
                                                 ----------------------------------------
-----------------
                                                   2004          2003      2002      2001
2000
                                                 ----------------------------------------
-----------------
Net asset value, beginning of period              $ 54.40       $ 37.52   $ 48.10   $
49.95     $ 50.00
                                                  -------       -------   -------   -----
--     -------
Investment Activities:
   Net investment income / (loss)                    0.02          0.22      0.29
0.40        0.40
   Net realized and unrealized gains/(losses)        3.57         16.95    (10.31)
0.35       (0.20)
                                                  -------       -------   -------   -----
--     -------
Total from Investment Activities                     3.59         17.17    (10.02)
0.75        0.20
                                                  -------       -------   -------   -----
--     -------
DISTRIBUTIONS:
Net investment income                               (0.11)        (0.29)    (0.09)
(0.45)      (0.25)
Net realized gains                                     --           --      (0.47)
(2.15)         --
                                                  -------       -------   -------   -----
--     -------
Total Distributions                                 (0.11)        (0.29)    (0.56)
(2.60)      (0.25)
                                                  -------       -------   -------   -----
--     -------
Net asset value, end of period                    $ 57.88       $ 54.40   $ 37.52   $
48.10     $ 49.95
                                                  =======       =======   =======
=======     =======
Total return                                         6.60%        46.19%   -21.05%
1.54%       0.39%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)     0.75%(3)      0.75%     0.75%
0.75%       0.74%(3)
Ratio of expenses to average net assets - gross      0.76%(3)      1.12%     1.33%
1.10%       1.35%(3)
Ratio of net investment income / (loss)
 to average  net assets                              0.44%(3)      0.57%     0.65%
0.90%       1.11%(3)
Portfolio turnover rate                             55.80%(3)     23.87%    30.78%
32.70%      82.19%(3)
Net assets, end of period (000's)                 $57,849       $25,794   $13,863
$21,503     $16,105
                                                  -------       -------   -------   -----
--     -------

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO           SUMMARY SCHEDULE OF INVESTMENTS


PERCENT OF
                                                                         SHARES
VALUE   NET ASSETS
                                                                    ---------------------
------------------
COMMON STOCKS - 93.48%
CAPITAL GOODS - 11.58%
  Cognex Corp.                                                          2,085   $
80,231         0.14%
  Cooper Tire & Rubber Co                                               3,443
79,189         0.14%
  IDEX Corp.                                                            2,619
89,963         0.16%
  Joy Global Inc.                                                       2,655
79,491         0.14%
  Kennametal Inc.                                                       1,905
87,249         0.15%
  Landstar System Inc.*                                                 1,556
82,266         0.14%
  Terex Corp.*                                                          2,575
87,885         0.15%
  Thomas & Betts Corp.                                                  3,068
83,542         0.14%
  Other securities(3)
6,030,992        10.42%
                                                                                ---------
---

6,700,808
                                                                                ---------
---
CONSUMER CYCLICALS - 17.34%
  CBRL Group                                                            2,590
79,902         0.14%
  Reader's Digest Association                                           5,170
82,668         0.14%
  SCP Pool Corp.                                                        1,857
83,565         0.14%
  Strayer Education Inc.                                                  727
81,111         0.14%
  Toro Co.                                                              1,264
88,568         0.15%
  Valassis Communication*                                               2,721
82,909         0.14%
  Other securities(3)
9,528,260        16.49%
                                                                                ---------
---

10,026,983
                                                                                ---------
---
CONSUMER STAPLES - 1.62%
  Other securities(3)
938,848         1.62%
                                                                                ---------
---
ENERGY - 4.28%
  Calpine Corp.*                                                       21,728
93,865         0.16%
  Tesoro Petroleum Corp.*                                               3,422
94,447         0.16%
  Other securities(3)
2,288,164         3.96%
                                                                                ---------
---

2,476,476
                                                                                ---------
---
FINANCIAL - 20.88%
  American Financial Realty                                             5,727
81,839         0.14%
  Amerus Group Co                                                       2,054
85,036         0.15%
  Bancorpsouth Inc.                                                     4,032
90,841         0.16%
  BISYS Group*                                                          6,286
88,381         0.15%
  Carramerica Realty Corp                                               2,838
85,793         0.15%
  East West Bancorp Inc.                                                2,612
80,188         0.14%
  Essex Property Trust Inc.                                             1,195
81,678         0.14%
  First Industrial Realty Trust Inc                                     2,153
79,403         0.14%
  First Midwest Bancorp Inc/II                                          2,431
85,596         0.15%
  Healthcare Realty Trust Inc.                                          2,248
84,255         0.15%
  La Quinta Corp.*                                                      9,810
82,404         0.14%
  Old National Bancorp                                                  3,466
86,061         0.15%
  Park National Corp                                                      715
91,313         0.16%
  Realty Income Corp.*                                                  2,069
86,339         0.15%
  The MONY Group*                                                       2,618
81,943         0.14%
  Westamerica Bancorp                                                   1,658
86,962         0.15%
  Other securities(3)
10,722,348        18.52%
                                                                                ---------
---

12,080,380
                                                                                ---------
---
HEALTH CARE - 12.00%
  Pediatrix Medical Group Inc.*                                         1,279   $
89,338         0.15%
  STERIS Corp.*                                                         3,646
82,254         0.14%
  Techne Corp.*                                                         2,146
93,244         0.16%
  Valeant Pharmaceuticals International                                 4,375
87,500         0.15%
  Other securities(3)
6,590,871        11.40%
                                                                                ---------
---

6,943,207
                                                                                ---------
---
INDUSTRIAL - .37%
  Other securities(3)                                                    212,963
0.37%
                                                                                ---------
---
MATERIALS - 8.80%
  Aptargroup Inc.                                                       1,909
83,404         0.14%
  Corn Products International Inc.                                      1,904
88,631         0.15%
  Crown Holdings Inc.*                                                  8,625
85,990         0.15%
  Cytec Industries Inc.                                                 2,031
92,309         0.16%
  FMC Corp.*                                                            1,899
81,866         0.14%
  IMC Global Inc                                                        6,049
81,057         0.14%
  York International                                                    2,159
88,670         0.15%
  Other securities(3)
4,485,319         7.77%
                                                                                ---------
---

5,087,246
                                                                                ---------
---
TECHNOLOGY - 12.78%
  Brocade Communications Systems*                                      13,547
81,011         0.14%
  Hyperion Solutions Corp.*                                             2,037
89,058         0.15%
  Other securities(3)
7,224,924        12.49%
                                                                                ---------
---

7,394,993
                                                                                ---------
---
UTILITIES - 3.83%
  Energen Corp.                                                         1,898
91,085         0.16%
  Peoples Energy                                                        1,961
82,656         0.14%
  Piedmont Natural Gas Co.                                              1,988
84,888         0.15%
  Other securities(3)
1,955,625         3.38%
                                                                                ---------
---

2,214,254
                                                                                ---------
---
    Total Common Stocks
       (cost $49,130,560)
54,076,158
                                                                                ---------
---
CORPORATE BONDS - 0.01%
MATERIALS - 0.01%
  Other securities(3)
     (12.000% due 06/30/20)
3,098         0.01%
                                                                                ---------
---
    Total Corporate Bonds
       (cost $3,000)
3,098
                                                                                ---------
---
UNIT INVESTMENT TRUST - 1.17%
  iShares Russell 2000 Index Fund*                                      5,755
679,032         1.17%
                                                                                ---------
---
    Total Unit Investment Trust
       (cost $471,652)
679,032
                                                                                ---------
---

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PERCENT OF
                                                                  SHARES       VALUE
NET ASSETS
                                                                  -----------------------
----------------
SHORT-TERM INVESTMENTS(4) - 8.21%
NORTHERN TRUST DIVERSIFIED
ASSETS PORTFOLIO - 7.18%                                          4,152,759   $
4,152,759         7.18%

------------


PERCENT OF
                                                                  PRINCIPAL
VALUE   NET ASSETS
                                                                  -----------------------
----------------
U.S. TREASURY BILL - 1.03%
   (.870% due 03/18/04)                                           $   600,000   $
598,396         1.03%
                                                                                ---------
---


VALUE
                                                                                ---------
---
    Total Short-Term Investments
       (cost $4,751,054)                                                        $
4,751,155
                                                                                ---------
---
TOTAL INVESTMENTS - 102.87%
   (cost $54,356,266)(1)
59,509,443
                                                                                ---------
---
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - .01%
3,849
                                                                                ---------
---
OTHER ASSETS AND LIABILITIES - (2.88%)
(1,664,116)
                                                                                ---------
---
TOTAL NET ASSETS - 100.00%                                                      $
57,849,176

============

*    Non-income producing

(1) For federal income tax purposes, cost is $54,619,020 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $7,642,142 and ($2,751,718), respectively, with a net appreciation / depreciation of $4,890,424.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,184, $3,849, and $0, respectively.

(3) "Other securities" represent, by subcategory, those issues that individually, or when aggregated with other issues of the same issuer, are not within the Portfolio's 50 largest holdings in unaffiliated issuers and have an aggregate market value of no more than 1.00% of the Portfolio's total net assets.

(4) Securities and other assets with an aggregate value of $2,961,750 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                                    UNREALIZED
                                                                   APPRECIATION/
TYPE                                                CONTRACTS     (DEPRECIATION)
--------------------------------------------------------------------------------
Russell 2000 Index (09/04)                             10         $      134,000
Russell 2000 Index Mini (09/04)                         5         $       17,650

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                      FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value                           $   59,509,443
   Collateral for securities loaned,
      at fair value                                                       3,849
   Receivables:
      Shares sold                                                        23,623
      Securities sold                                                    35,851
      Interest and dividends                                             50,061
   Variation margin                                                      19,438
   Prepaid expenses and other                                               212
                                                                 --------------
                                                                     59,642,477
                                                                 --------------
LIABILITIES
   Payables:
      Investment securities purchased                                    67,916
      Shares redeemed                                                   275,787
      Payable upon return of securities loaned                            3,849
      Bank overdraft                                                  1,383,855
      Advisory fees                                                      18,441
      Administration expenses                                             4,597
      Directors' fees                                                     1,035
      Custodian fees                                                      9,705
      Fund accounting fees                                               10,963
      Professional fees                                                   8,248
      Royalty fees                                                        5,599
      Other accrued expenses                                              3,306
                                                                 --------------
                                                                      1,793,301
                                                                 --------------
NET ASSETS*
   Paid-in capital                                                   53,324,900
   Accumulated undistributed net
      investment income                                                  92,371
   Accumulated net realized gain / (loss)
      on investments and futures contracts                             (872,922)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts                            5,304,827
                                                                 --------------
                                                                 $   57,849,176
                                                                 ==============
 Shares authorized ($.10 par value)                                  20,000,000
 Shares outstanding                                                     999,430
 Net asset value, offering and redemption
     price per share                                             $        57.88
 Investments at cost                                             $   54,356,266

*FEDERAL TAX DATA AS OF DECEMBER 31, 2003
   Undistributed ordinary income                                 $       96,391
   Unrealized appreciation                                       $    3,112,569

                 Capital Loss Carryforward Expiring December 31,

                                2010            2011
                                ----            ----
                             $ (858,626)     $ (158,661)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                      $       19,062
   Dividends                                                            248,542
   Foreign dividend taxes withheld                                          (14)
   Other income                                                           8,273
                                                                 --------------
                                                                        275,863
                                                                 --------------
EXPENSES
   Advisory fees                                                         81,996
   Administration expenses                                               23,427
   Custodian fees and expenses                                           16,370
   Fund accounting fees                                                  30,717
   Professional fees                                                      7,024
   Directors' fees                                                        3,898
   Transfer agent fees                                                    4,873
   Royalty fee                                                            2,822
   Other expenses                                                         5,077
                                                                 --------------
                                                                        176,204
   Reimbursements and waivers                                            (1,801)
                                                                 --------------
                                                                        174,403
                                                                 --------------
NET INVESTMENT INCOME / (LOSS)                                          101,460
                                                                 --------------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                       842,748
   Net realized gain / (loss) on
      futures contracts                                                (428,055)
                                                                 --------------
                                                                        414,693
                                                                 --------------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                                               1,921,930
                                                                 --------------
NET REALIZED AND UNREALIZED
    GAIN / (LOSS)                                                     2,336,623
                                                                 --------------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $    2,438,083
                                                                 ==============

TRANSACTIONS WITH AFFILIATES

      PERCENT OF CURRENT
       NET ASSET VALUE
-------------------------------
                 ADMINISTRATION       EXPENSE
ADVISORY FEE          FEE             LIMIT(1)       WAIVER     REIMBURSEMENT
-----------------------------------------------------------------------------
   0.35%             0.10%             0.40%          $ --        $  1,801

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL STATEMENTS                      RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                ENDED JUNE 30,       YEAR
ENDED
                                                                 (UNAUDITED)
DECEMBER 31,
                                                              ---------------------------
-------
                                                                     2004
2003
                                                              ---------------------------
-------
OPERATIONS
   Net investment income / (loss)                             $          101,460    $
98,386
   Net realized gain / (loss) on investments and futures                 414,693
(215,741)
   Net change in unrealized appreciation/(depreciation)
      on investments and futures contracts                             1,921,930
6,714,656
                                                              ------------------    -----
-------
                                                                       2,438,083
6,597,301
                                                              ------------------    -----
-------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                (105,479)
(103,286)
                                                              ------------------    -----
-------
                                                                        (105,479)
(103,286)
                                                              ------------------    -----
-------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                          34,204,430
13,037,142
   Reinvestment of distributions                                         105,479
103,286
   Payments for shares redeemed                                       (4,587,259)
(7,703,184)
                                                              ------------------    -----
-------
                                                                      29,722,650
5,437,244
                                                              ------------------    -----
-------
NET INCREASE / (DECREASE) IN NET ASSETS                               32,055,254
11,931,259
NET ASSETS
   Beginning of period                                                25,793,922
13,862,663
                                                              ------------------    -----
-------
   End of period                                              $       57,849,176    $
25,793,922
                                                              ==================
============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME               $           92,371    $
96,391
                                                              ==================
============

FUND SHARE TRANSACTIONS
   Sold                                                                  605,564
279,445
   Reinvestment of distributions                                           1,825
2,947
   Redeemed                                                              (82,086)
(177,778)
                                                              ------------------    -----
-------
      Net increase / (decrease) from
             fund share transactions                                     525,303
104,614
                                                              ==================
============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                              $       38,914,958    $
10,708,607
   Corporate Bonds                                                         3,150
--
                                                              ------------------    -----
-------
                                                              $       38,918,108    $
10,708,607
                                                              ==================
============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                              $       11,780,254    $
3,567,071
   Corporate Bonds                                                           150
--
                                                              ------------------    -----
-------
                                                              $       11,780,404    $
3,567,071
                                                              ==================
============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                            $          105,479    $
103,286
                                                              ------------------    -----
-------
                                                              $          105,479    $
103,286
                                                              ==================
============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                              EAFE INTERNATIONAL INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "Index"). The Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

STRATEGY - The Summit Pinnacle EAFE International Index Portfolio (the "Portfolio") will invest primarily in common stocks of the companies that compose the Index.

MANAGER'S COMMENTS:

For the six-month period ended June 30, 2004, the Portfolio's total return was 3.61% (before the impact of any product or contract-level fees). This compares to a 4.56% total return for the Index. The difference of 0.95% is referred to as "tracking error." One component of the difference is attributed to the Portfolio's operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding a sample of the security positions in the Index or holding them in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for it to seek investment results that correspond to the pre-expense total return of the Index.

                                    FUND DATA

     Manager:   Subadvised by World Asset
                Management, L.L.C.
                A division of Munder Capital Management

     Inception Date:                       November 12, 2002
     Total Net Assets:                     $27.69 Million
     Number of Holdings:                   592
     Median Cap Size:                      $3.38 Billion
     Average Price-to-book Ratio:          2.09x
     Dividend Yield:                       2.55%

                                 TOP 10 HOLDINGS

                                            (% OF NET ASSETS)
                                            -----------------
     BP Amoco Plc                                2.59%
     HSBC Holdings Plc                           2.16%
     iShares MSCI EAFE Index Fund                2.15%
     Vodafone Group Plc                          1.98%
     Glaxo SmithKline Plc                        1.59%
     Toyota Motor Corporation                    1.55%
     Total FinaElf SA                            1.44%
     Nestle SA                                   1.41%
     Royal Dutch Petroleum Company               1.41%
     Novartis                                    1.39%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

              SUMMIT EAFE INTERNATIONAL INDEX PORTFOLIO       MSCI EAFE INTERNATIONAL
INDEX
Oct-2002                $           10,000                        $             10,000
Nov-2002                $           10,400                        $             10,454
Dec-2002                $            9,918                        $             10,103
Jan-2003                $            9,478                        $              9,681
Feb-2003                $            9,261                        $              9,460
Mar-2003                $            9,034                        $              9,274
Apr-2003                $            9,880                        $             10,183
May-2003                $           10,471                        $             10,800
Jun-2003                $           10,655                        $             11,062
Jul-2003                $           10,806                        $             11,329
Aug-2003                $           10,988                        $             11,602
Sep-2003                $           11,287                        $             11,960
Oct-2003                $           11,962                        $             12,705
Nov-2003                $           12,232                        $             12,987
Dec-2003                $           13,170                        $             14,001
Jan-2004                $           13,321                        $             14,199
Feb-2004                $           13,597                        $             14,527
Mar-2004                $           13,629                        $             14,608
Apr-2004                $           13,330                        $             14,278
May-2004                $           13,359                        $             14,326
Jun-2004                $           13,645                        $             14,640

Summit EAFE International Index Portfolio - Average Annual Total Return

          1-YEAR         SINCE INCEPTION
          28.06%             20.97%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[CHART]

                               SECTOR ALLOCATIONS

Australia                      4.4%
France                         9.6%
Germany                        6.9%
Italy                          3.9%
Japan                         23.3%
Netherlands                    5.2%
Sweden                         2.0%
United Kingdom                25.2%
Switzerland                    7.0%
Spain                          3.3%
Short-Term & Other             9.2%

The EAFE International Index Portflio is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                          EAFE INTERNATIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS
PERIOD FROM
                                                         ENDED JUNE 30,   YEAR ENDED
NOVEMBER 12, 2002(1)
                                                          (UNAUDITED)    DECEMBER 31,
TO DECEMBER 31,
                                                         --------------------------------
-------------------
                                                           2004            2003
2002
                                                         --------------------------------
-------------------
Net asset value, beginning of period                     $  64.41         $  49.59
$  50.00
                                                         --------         --------
--------
Investment Activities:
   Net investment income / (loss)                            0.07             1.34
0.19
   Net realized and unrealized gains / (losses)              2.27            14.49
(0.60)
                                                         --------         --------
--------
Total from Investment Activities                             2.34            15.83
(0.41)
                                                         --------         --------
--------
DISTRIBUTIONS:
Net investment income                                       (0.69)           (0.19)
--
Net realized gains                                          (0.80)           (0.82)
--
                                                         --------         --------
--------
Total Distributions                                         (1.49)           (1.01)
--
                                                         --------         --------
--------
Net asset value, end of period                           $  65.26         $  64.41
$  49.59
                                                         ========         ========
========

Total return                                                 3.61%           32.79%
-0.82%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)            0.95%(3)         0.65%
0.65%(3)
Ratio of expenses to average net assets - gross              1.68%(3)         2.46%
1.99%(3)
Ratio of net investment income / (loss)
  to average net assets                                      2.62%(3)         2.14%
2.24%(3)
Portfolio turnover rate                                    104.98%(3)        75.27%
449.05%(3)
Net assets, end of period (000's)                        $ 27,693         $ 16,565
$ 22,234

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
EAFE INTERNATIONAL INDEX PORTFOLIO               SUMMARY SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)


PERCENT OF
                                                                       SHARES
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
COMMON STOCKS - 97.36%
AUSTRALIA - 4.43%
  BHP Billiton Ltd                                                     13,736   $
119,893          0.43%
  Other securities(2)
1,107,679          4.00%
                                                                                ---------
---

1,227,572
                                                                                ---------
---
AUSTRIA - .17%
  Other securities(2)
45,966          0.17%
                                                                                ---------
---
BELGIUM - 1.02%
  Other securities(2)
281,681          1.02%
                                                                                ---------
---
DENMARK - .95%
  Other securities(2)
262,358          0.95%
                                                                                ---------
---
FINLAND - 1.31%
  Nokia Oyj                                                            17,634
254,449          0.92%
  Other securities(2)
108,156          0.39%
                                                                                ---------
---

362,605
                                                                                ---------
---
FRANCE - 9.62%
  Aventis SA                                                            2,485
187,600          0.68%
  BNP Paribas                                                           3,010
185,120          0.67%
  Total FinaElf SA                                                      2,093
399,029          1.44%
  Other securities(2)
1,892,675          6.83%
                                                                                ---------
---

2,664,424
                                                                                ---------
---
GERMANY - 6.88%
  Allianz AG                                                            1,125
121,817          0.44%
  DaimlerChrysler AG                                                    3,124
146,331          0.53%
  Deutsche Bank AG                                                      1,937
152,358          0.55%
  Deutsche Telekom                                                      9,196
161,671          0.58%
  E.ON AG                                                               2,322
167,244          0.60%
  SAP AG                                                                  732
122,011          0.44%
  Siemens AG                                                            2,960
213,016          0.77%
  Other securities(2)
819,888          2.96%
                                                                                ---------
---

1,904,336
                                                                                ---------
---
GREECE - .27%
  Other securities(2)
76,011          0.27%
                                                                                ---------
---
HONG KONG - 1.39%
  Other securities(2)
385,260          1.39%
                                                                                ---------
---
ITALY - 3.92%
  ENI-Ente Nazionale Idrocarburi SpA                                    9,565
189,920          0.69%
  Other securities(2)
894,875          3.23%
                                                                                ---------
---

1,084,795
                                                                                ---------
---
JAPAN - 23.33%
  Canon Inc                                                             3,100
163,360          0.59%
  East Japan Railway Company                                               22
123,393          0.45%
  Honda Motor Co Ltd                                                    2,900
139,797          0.50%
  Mitsubishi Tokyo Financial                                               26
240,664          0.87%
  Nippon Telegraph & Telephone Corp.                                       54
288,521          1.04%
  Sony Corporation                                                      3,400
128,067          0.46%
  Sumitomo Mitsui Financial                                                39
267,351          0.97%
  Takeda Chemical Industries Ltd                                        3,300
144,866          0.52%
  Toyota Motor Corporation                                             10,600   $
429,382          1.55%
  Other securities(2)
4,534,817         16.38%
                                                                                ---------
---

6,460,218
                                                                                ---------
---
NETHERLANDS - 5.19%
  ABN Amro Holding NV                                                   5,735
125,455          0.45%
  ING Groep NV                                                          6,426
151,673          0.55%
  Philips Electronics NV                                                4,834
130,153          0.47%
  Royal Dutch Petroleum Company                                         7,603
390,173          1.41%
  Unilever NV                                                           2,127
145,176          0.52%
  Other securities(2)
493,673          1.79%
                                                                                ---------
---

1,436,303
                                                                                ---------
---
NEW ZEALAND - .09%
  Other securities(2)
26,139          0.09%
                                                                                ---------
---
NORWAY - .42%
  Other securities(2)
115,945          0.42%
                                                                                ---------
---
PORTUGAL - .28%
  Other securities(2)
78,060          0.28%
                                                                                ---------
---
SINGAPORE - .61%
  Other securities(2)
167,688          0.61%
                                                                                ---------
---
SPAIN - 3.34%
  Banco Bilbao Vizcaya Argentaria SA                                   11,799
157,621          0.57%
  Banco Santander Central Hispano SA                                   15,747
163,423          0.59%
  Telefonica SA                                                        17,293
255,630          0.92%
  Other securities(2)
347,538          1.26%
                                                                                ---------
---

924,212
                                                                                ---------
---
SWEDEN - 1.97%
  *Ericsson Lm-B Shares                                                53,918
158,899          0.57%
  Other securities(2)
387,631          1.40%
                                                                                ---------
---

546,530
                                                                                ---------
---
SWITZERLAND - 6.96%
  Credit Suisse Group                                                   4,138
147,031          0.53%
  Nestle SA                                                             1,468
391,498          1.41%
  Novartis                                                              8,730
385,127          1.39%
  Roche Holding AG                                                      2,582
255,644          0.92%
  UBS AG                                                                4,149
292,358          1.06%
  Other securities(2)
456,319          1.65%
                                                                                ---------
---

1,927,977
                                                                                ---------
---
UNITED KINGDOM - 25.21%
  AstraZeneca Plc                                                       6,266
281,130          1.02%
  Barclay Plc                                                          24,002
204,471          0.74%
  BP Amoco Plc                                                         81,100
716,254          2.59%
  Diageo Plc                                                           11,287
152,187          0.55%
  GlaxoSmithKline Plc                                                  21,816
441,527          1.59%
  HBOS Plc                                                             14,060
174,023          0.63%
  HSBC Holdings Plc                                                    40,181
597,519          2.16%
  Lloyds TSB Group Plc                                                 20,557
160,957          0.58%
  Royal Bank of Scotland Group Plc                                     10,895
313,758          1.13%
  Shell Transport & Trading Co                                         35,476
260,238          0.94%
  Tesco Plc                                                            27,968
135,042          0.49%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PERCENT OF
                                                                       SHARES
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
UNITED KINGDOM - 25.21% (CONTINUED)
  Vodafone Group Plc                                                  250,225   $
547,944          1.98%
  Other securities(2)
2,997,660         10.81%
                                                                                ---------
---

6,982,710
                                                                                ---------
---
    Total Common Stocks
      (cost $23,133,339)
26,960,790
                                                                                ---------
---

UNIT INVESTMENT TRUST - 2.15%
  *iShares MSCI EAFE Index Fund                                         4,161
595,023          2.15%
                                                                                ---------
---
    Total Unit Investment Trust
       (cost $509,329)
595,023
                                                                                ---------
---

SHORT-TERM INVESTMENTS - 1.27%
NORTHERN TRUST DIVERSIFIED
ASSETS FUND - 1.27%                                                   352,757   $
352,757          1.27%
                                                                                ---------
---
    Total Short-Term Investments
       (cost $352,757)
352,757
                                                                                ---------
---
TOTAL INVESTMENTS - 100.78%
   (cost $23,995,425)(1)
27,908,570
                                                                                ---------
---
OTHER ASSETS AND LIABILITIES - (0.78%)
(215,365)
                                                                                ---------
---
TOTAL NET ASSETS - 100.00%                                                      $
27,693,205

============

*    Non-income producing

(1) For federal income tax purposes, cost is $24,591,391 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $3,942,590 and ($625,411), respectively, with a net appreciation / depreciation of $3,317,179.

(2) "Other securities" represent, by subcategory, those issues that individually, or when aggregated with other issues of the same issuer, are not within the Portfolio's 50 largest holdings in unaffiliated issuers and have an aggregate market value of no more than 1.00% of the Portfolio's total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
EAFE INTERNATIONAL INDEX PORTFOLIO                          FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value                           $    27,908,570
   Receivables:
      Shares sold                                                          2,403
      Interest and dividends                                              79,326
   Receivable from Adviser                                               212,792
   Prepaid expenses and other                                             31,544
                                                                 ---------------
                                                                      28,234,635
                                                                 ---------------
LIABILITIES
   Payables:
      Investment securities purchased                                    284,954
      Shares redeemed                                                    109,303
      Bank overdraft                                                      34,009
      Directors' fees                                                        800
      Custodian fees                                                      50,545
      Fund accounting fees                                                17,700
      Professional fees                                                    9,537
      Royalty fees                                                        30,992
      Other accrued expenses                                               3,591
                                                                 ---------------
                                                                         541,431
                                                                 ---------------
NET ASSETS*
   Paid-in capital                                                    23,917,460
   Accumulated undistributed net
      investment income                                                  320,775
   Accumulated net realized gain / (loss)
      on investments and futures contracts                              (455,810)
   Net unrealized appreciation / (depreciation)
      on investments, futures contracts, and
      foreign currency translations                                    3,910,779
                                                                 ---------------
                                                                 $    27,693,204
                                                                 ===============
Shares authorized ($.10 par value)                                    20,000,000
Shares outstanding                                                       424,360
Net asset value, offering and redemption
   price per share                                               $         65.26
Investments at cost                                              $    23,995,425

*FEDERAL TAX DATA AS OF DECEMBER 31, 2003
   Undistributed ordinary income                                 $       773,273
   Undistributed long-term gains                                 $         1,847
   Unrealized appreciation                                       $     3,141,384

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                      $          (169)
   Dividends                                                             530,499
   Foreign dividend taxes withheld                                       (66,356)
   Other income                                                            2,321
                                                                 ---------------
                                                                         466,295
                                                                 ---------------
EXPENSES
   Advisory fees                                                          73,492
   Administration expenses                                                13,124
   Custodian fees and expenses                                            58,020
   Fund accounting fees                                                   47,739
   Professional fees                                                       7,886
   Directors' fees                                                         1,927
   Transfer agent fees                                                     5,112
   Royalty fee                                                             9,464
   Other expenses                                                          2,081
                                                                 ---------------
                                                                         218,845
   Reimbursements and waivers                                            (94,394)
                                                                 ---------------
                                                                         124,451
                                                                 ---------------
NET INVESTMENT INCOME / (LOSS)                                           341,844
                                                                 ---------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                        140,322
                                                                 ---------------
   Net change in unrealized appreciation /
      (depreciation) on investments,
      futures contracts, and foreign
      currency translations                                              175,794
                                                                 ---------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                         316,116
                                                                 ---------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $       657,960
                                                                 ===============

TRANSACTIONS WITH AFFILIATES

     PERCENT OF CURRENT
       NET ASSET VALUE
-----------------------------
               ADMINISTRATION   EXPENSE
ADVISORY FEE        FEE         LIMIT(1)   WAIVER   REIMBURSEMENT
-----------------------------------------------------------------
   0.56%           0.10%        0.69%(2)    $ --      $ 94,394

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

(2) The Adviser agreed to temporarily waive its fees and/or reimburse expenses of the portfolio, to the extent necessary to limit all expenses to 0.95% of the average daily net assets of the portfolio until December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE
SIX MONTHS
                                                              ENDED JUNE 30,       YEAR
ENDED
                                                                (UNAUDITED)
DECEMBER 31,
                                                              ---------------------------
---------
                                                                2004               2003
                                                              ---------------------------
---------
OPERATIONS
   Net investment income / (loss)                              $   341,844       $
346,251
   Net realized gain / (loss) on investments and futures           140,322
(113,522)
   Net change in unrealized appreciation/(depreciation)
      on investments, futures contracts, and
      foreign currency translations                                175,794
3,703,209
                                                               -----------       --------
---
                                                                   657,960
3,935,938
                                                               -----------       --------
---
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                          (369,685)
(85,175)
   Net realized gain on investments                               (427,028)
(368,895)
                                                               -----------       --------
---
                                                                  (796,713)
(454,070)
                                                               -----------       --------
---
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                    20,467,714
13,109,321
   Reinvestment of distributions                                   796,713
454,070
   Payments for shares redeemed                                 (9,996,971)
(22,714,310)
                                                               -----------       --------
---
                                                                11,267,456
(9,150,919)
                                                               -----------       --------
---
NET INCREASE / (DECREASE) IN NET ASSETS                         11,128,703
(5,669,051)
NET ASSETS
   Beginning of period                                          16,564,501
22,233,552
                                                               -----------       --------
---
   End of period                                               $27,693,204
$16,564,501
                                                               ===========
===========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                $   320,775       $
346,251
                                                               ===========
===========

FUND SHARE TRANSACTIONS
   Sold                                                            306,877
265,111
   Reinvestment of distributions                                    12,104
10,026
   Redeemed                                                       (151,796)
(466,317)
                                                               -----------       --------
---
      Net increase / (decrease) from
        fund share transactions                                    167,185
(191,180)
                                                               ===========
===========
TOTAL COST OF PURCHASES OF:
   Common Stocks                                               $25,463,577
$11,664,501
                                                               -----------       --------
---
                                                               $25,463,577
$11,664,501
                                                               ===========
===========
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                               $13,122,133
$21,514,240
                                                               -----------       --------
---
                                                               $13,122,133
$21,514,240
                                                               ===========
===========
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                             $   794,865       $
454,070
   Long-term capital gains                                           1,848
--
                                                               -----------       --------
---
                                                               $   796,713       $
454,070
                                                               ===========
===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                           LEHMAN AGGREGATE BOND INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Index").

STRATEGY - The Summit Pinnacle Lehman Aggregate Bond Index Portfolio (the "Portfolio") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly-traded debt securities rated BBB- or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Portfolio's total assets may be invested in financial futures or options contracts. The Portfolio will not purchase bonds rated below investment grade.

MANAGER'S COMMENTS:

For the six-month period ended June 30, 2004, the Portfolio's total return since inception was -0.14% (before the impact of any product or contract-level fees). This compares to a 0.15% total return for the Index. The difference of 0.29% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expense ratio for the period. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; holding security positions in amounts that are different than the weightings in the Index; and the fact that the Portfolio is only a sample of the Index verses a complete replica, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                              Team Managed
     Inception Date:                       April 1, 2003
     Total Net Assets:                     $28.68 Million
     Number of Holdings:                   77
     Average Duration:                     4.8 years
     Average Maturity:                     13.3 years
     Average Credit Quality:               AAA/Aaa
     Current Yield:                        4.46%

                                QUALITY BREAKDOWN

                                           (% OF PORTFOLIO)
                                           ----------------
     AAA                                         76%
     AA                                           3%
     A                                           13%
     BBB                                          8%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

                SUMMIT LEHMAN AGGREGATE BOND INDEX PORTFOLIO   LEHMAN BROTHERS AGGREGATE
BOND INDEX
Mar-2003                          $  10,000                                  $  10,000
Apr-2003                          $  10,074                                  $  10,083
May-2003                          $  10,272                                  $  10,270
Jun-2003                          $  10,244                                  $  10,250
Jul-2003                          $   9,853                                  $   9,905
Aug-2003                          $   9,901                                  $   9,971
Sep-2003                          $  10,172                                  $  10,235
Oct-2003                          $  10,061                                  $  10,140
Nov-2003                          $  10,076                                  $  10,164
Dec-2003                          $  10,170                                  $  10,267
Jan-2004                          $  10,249                                  $  10,350
Feb-2004                          $  10,349                                  $  10,462
Mar-2004                          $  10,419                                  $  10,541
Apr-2004                          $  10,154                                  $  10,266
May-2004                          $  10,110                                  $  10,225
Jun-2004                          $  10,155                                  $  10,283

Summit Lehman Aggregate Bond Index Portfolio - Average Annual Total Return

          1-YEAR    SINCE INCEPTION
           0.87%         1.24%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[CHART]

                               SECTOR ALLOCATIONS

U.S. Treasuries & Agency Obligations    24.4%
Mortgage & Asset Backed Securities      48.6%
Corporate Bonds & Notes                 24.3%
Short-Term & Other                       2.7%

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                       LEHMAN AGGREGATE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                  SIX MONTHS
PERIOD FROM
                                                                ENDED JUNE 30,
APRIL 1, 2003(1)
                                                                  (UNAUDITED)         TO
DECEMBER 31,
                                                               --------------------------
-------------
                                                                     2004
2003
                                                               --------------------------
-------------
Net asset value, beginning of period                           $          49.78       $
50.00
                                                               ----------------       ---
-------------
Investment Activities:
   Net investment income / (loss)                                          1.18
1.32
   Net realized and unrealized gains / (losses)                           (1.25)
(0.49)
                                                               ----------------       ---
-------------
Total from Investment Activities                                          (0.07)
0.83
                                                               ----------------       ---
-------------
DISTRIBUTIONS:
Net investment income                                                     (0.54)
(1.05)
                                                               ----------------       ---
-------------
Total Distributions                                                       (0.54)
(1.05)
                                                               ----------------       ---
-------------
Net asset value, end of period                                 $          49.17       $
49.78
                                                               ================
================
Total return                                                              -0.14%
1.70%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)                           0.60%(3)
0.60%(3)
Ratio of expenses to average net assets - gross                            0.73%(3)
1.10%(3)
Ratio of net investment income / (loss) to average net assets              3.30%(3)
2.83%(3)
Portfolio turnover rate                                                   71.69%(3)
31.94%(3)
Net assets, end of period (000's)                              $         28,683       $
10,296

(1)  COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
LEHMAN AGGREGATE BOND INDEX PORTFOLIO            SUMMARY SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)


PERCENT OF
                                                                    PRINCIPAL
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
U.S. TREASURY OBLIGATIONS - 24.44%
U.S. TREASURY NOTES & BONDS - 24.44%
  6.500% due 05/15/05                                             $   700,000   $
726,797          2.53%
  5.750% due 11/15/05                                                 155,000
162,066          0.57%
  4.625% due 05/15/06                                                 350,000
362,401          1.26%
  6.500% due 10/15/06                                                 475,000
512,759          1.79%
  2.250% due 02/15/07                                                 450,000
441,229          1.54%
  6.250% due 02/15/07                                                 350,000
378,219          1.32%
  6.125% due 08/15/07                                                 500,000
542,442          1.89%
  5.500% due 02/15/08                                                 250,000
267,705          0.93%
  5.625% due 05/15/08                                                 300,000
322,922          1.13%
  3.125% due 10/15/08                                                 800,000
783,969          2.73%
  5.500% due 05/15/09                                                 200,000
215,375          0.75%
  6.000% due 08/15/09                                                 200,000
219,773          0.77%
  5.750% due 08/15/10                                                 300,000
327,094          1.14%
  6.250% due 08/15/23                                                 300,000
332,203          1.16%
  6.125% due 11/15/27                                                 100,000
109,582          0.38%
  5.500% due 08/15/28                                                 500,000
506,543          1.77%
  5.250% due 11/15/28                                                 290,000
284,121          0.99%
  5.250% due 02/15/29                                                 300,000
294,141          1.03%
  6.125% due 08/15/29                                                 200,000
220,000          0.76%
                                                                                ---------
---
    Total U.S. Treasury Obligations
      (cost $7,162,387)
7,009,341
                                                                                ---------
---

SOVEREIGN GOVERNMENT BONDS - 1.05%
  Republic of Italy
    (2.500% due 07/15/08)                                             200,000
189,597          0.66%
  Other securities(4)
    (6.750% due 08/15/13)
112,930          0.39%
                                                                                ---------
---
    Total Sovereign Government Bonds
      (cost $193,450)
302,527
                                                                                ---------
---

MORTGAGE-BACKED SECURITIES - 45.99%
  FHLMC 2.500% due 03/15/06                                           500,000
497,670          1.74%
  FHLMC 2.375% due 04/15/06                                           500,000
495,647          1.73%
  FHLMC 5.500% due 07/15/06                                           800,000
837,185          2.92%
  FHMLC 3.500% due 09/15/07                                         1,300,000
1,296,302          4.52%
  FHLMC 5.750% due 03/15/09                                           200,000
213,339          0.74%
  FHLMC 5.000% due 05/01/18                                         2,033,319
2,039,888          7.11%
  FHLMC 4.500% due 09/01/18                                           740,515
725,254          2.53%
  FNMA 5.000% due 11/01/17                                            342,792
344,354          1.20%
  FNMA 5.500% due 08/01/18                                            808,587
829,025          2.89%
  FNMA 6.500% due 04/01/23                                             95,616
101,105          0.35%
  FNMA 6.500% due 08/01/32                                          1,372,386
1,430,010          4.99%
  FNMA 5.000% due 02/01/33                                          1,188,220
1,150,675          4.01%
  FNMA 5.500% due 07/01/33                                          1,612,829
1,609,772          5.61%
  FNMA 6.000% due 08/01/33                                            363,394
371,420          1.29%
  FNMA 5.500% due 11/01/33                                          1,251,858
1,249,485          4.36%
                                                                                ---------
---
    Total Mortgage-Backed Securities
      (cost $13,468,077)
13,191,131
                                                                                ---------
---
ASSET-BACKED SECURITIES - 2.64%
PRIVATE SECTOR - 2.64%
  AMSI 2003-6 AF4
    (4.329% due 08/25/33)                                         $   250,000   $
239,074          0.83%
  BSCMS 2000-WF2 A1
    (7.110% due 10/15/32)                                             440,102
475,066          1.66%
  Other securities(4)
    (6.815% due 01/25/29)
44,157          0.15%
                                                                                ---------
---
    Total Asset-Backed Securities
      (cost $782,795)
758,297
                                                                                ---------
---

CORPORATE BONDS AND NOTES - 24.24%
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.05%
  Key Bank
    (5.000% due 07/17/07)                                             185,000
192,552          0.67%
  Residential Asset Corp.
    (4.610% due 06/25/33)                                             298,000
286,544          1.00%
  Other securities(4)
    (7.750% due 12/01/36)
107,466          0.38%
                                                                                ---------
---

586,562
                                                                                ---------
---
CAPITAL GOODS - 3.06%
  Other securities(4)
    (2.900% to 7.500%
    due 3/15/08 to 10/01/12)
877,532          3.06%
                                                                                ---------
---
CONSUMER NON-DURABLE - 3.25%
  Campbell Soup Co.
    (5.875%  due 10/01/08)                                            230,000
244,424          0.85%
  Cargill Inc.(2)
    (6.250% due 05/01/06)                                             230,000
242,873          0.85%
  Other securities(4)
    (3.375% to 5.875%
    due 06/01/07 to 07/15/12)
445,322          1.55%
                                                                                ---------
---

932,619
                                                                                ---------
---
ENERGY - 5.28%
  Colonial Pipeline Co.(2)
    (7.750% due 11/01/10)                                             175,000
201,930          0.70%
  Colonial Pipeline Co.(2)
    (6.580% due 08/28/32)                                             100,000
104,145          0.36%
  Devon Financing Corp.
    (6.875% due 09/30/11)                                             180,000
195,958          0.68%
  Exelon Generation Co.(2)
    (5.350% due 01/15/14)                                             230,000
223,042          0.78%
  Keyspan Corp.
    (7.250% due 11/15/05)                                             330,000
349,814          1.22%
  Public Service Inc.
    (6.625% due 02/15/11)                                             180,000
197,156          0.69%
  Other securities(4)
    (6.350%  due 04/15/09 to 10/15/11)
242,438          0.85%
                                                                                ---------
---

1,514,483
                                                                                ---------
---

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PERCENT OF
                                                                    PRINCIPAL
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
FINANCE - 1.74%
  American General Finance
    (5.375% due 09/01/09)                                         $   210,000   $
215,953          0.75%
  Other securities(4)
    (4.125% to 5.875%
    due 11/15/07 to 11/30/12)
283,108          0.99%
                                                                                ---------
---

499,061
                                                                                ---------
---
HEALTH CARE - .68%
  Amgen Inc.
    (6.500% due 12/01/07)                                             180,000
196,272          0.68%
                                                                                ---------
---
MEDIA & CABLE - .74%
  Other securities(4)
    (5.850% to 6.200%
    due 01/15/10 to 01/05/12)
210,957          0.74%
                                                                                ---------
---
MANUFACTURING - 5.21%
  Champion International Corp.
    (7.200% due 11/01/26)                                             200,000
223,240          0.78%
  Ford Motor Co.
    (6.375% due 02/01/29)                                             500,000
422,556          1.47%
  Westvaco Corp.
    (7.950% due 02/15/31)                                             500,000
552,618          1.93%
  Other securities(4)
    (5.250% to 7.375%
    due 12/15/09 to 08/01/10)
296,931          1.03%
                                                                                ---------
---

1,495,345
                                                                                ---------
---

TELECOMMUNICATIONS - 1.60%
  Sprint Capital Corp.
    (6.000% due 01/15/07)                                             180,000
188,501          0.66%
  Other securities(4)
    (5.375% to 6.940%
    due 12/15/06 to 4/15/28)
269,299          0.94%
                                                                                ---------
---

457,800
                                                                                ---------
---

TRANSPORTATION - .63%
  Other securities(4)
    (4.875% due 11/01/09)                                                       $
180,944          0.63%
                                                                                ---------
---
    Total Corporate Bonds & Notes
      (cost $7,285,158)
6,951,575
                                                                                ---------
---


PERCENT OF
                                                                       SHARES
VALUE    NET ASSETS
                                                                  -----------------------
-----------------
SHORT-TERM INVESTMENTS - 1.27%
NORTHERN TRUST DIVERSIFIED
ASSETS                                                                365,373   $
365,373          1.27%
                                                                                ---------
---
    Total Short-Term Investments
      (cost $365,373)
365,373
                                                                                ---------
---
TOTAL INVESTMENTS - 99.63%
  (cost $29,257,240)(1)
28,578,244
                                                                                ---------
---
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(3) - 18.35%
5,264,244
                                                                                ---------
---
OTHER ASSETS AND LIABILITIES - (17.98%)
(5,159,065)
                                                                                ---------
---
TOTAL NET ASSETS - 100.00%                                                      $
28,683,423

============

(1) For federal income tax purposes, cost is $29,257,240 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $7,733 and ($686,729), respectively, with a net appreciation / depreciation of ($678,996).

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $9,597,889, $5,264,244, and $4,488,258, respectively.

(4) "Other securities" represent, by subcategory, those issues that individually, or when aggregated with other issues of the same issuer, are not within the Portfolio's 50 largest holdings in unaffiliated issuers and have an aggregate market value of no more than 1.00% of the Portfolio's total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
LEHMAN AGGREGATE BOND INDEX PORTFOLIO                       FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value                           $    28,578,244
   Collateral for securities loaned,
      at fair value                                                    5,264,244
   Receivables:
      Shares sold                                                          5,629
      Securities sold                                                    468,127
      Interest and dividends                                             305,839
   Receivable from Adviser                                                 3,779
   Prepaid expenses and other                                                 41
                                                                 ---------------
                                                                      34,625,903
                                                                 ---------------
LIABILITIES
   Payables:
      Shares redeemed                                                    657,532
      Payable upon return of securities loaned                         5,264,244
      Directors' fees                                                        908
      Custodian fees                                                         707
      Fund accounting fees                                                 7,600
      Professional fees                                                    8,134
      Other accrued expenses                                               3,355
                                                                 ---------------
                                                                       5,942,480
                                                                 ---------------
NET ASSETS*
   Paid-in capital                                                    29,288,992
   Accumulated undistributed net
      investment income                                                  159,818
   Accumulated net realized gain / (loss)
      on investments and futures contracts                               (86,391)
   Net unrealized appreciation / (depreciation)
      on investments                                                    (678,996)
                                                                 ---------------
                                                                 $    28,683,423
                                                                 ===============
Shares authorized ($.10 par value)                                    20,000,000
Shares outstanding                                                       583,302
Net asset value, offering and redemption
   price per share                                               $         49.17
Investments at cost                                              $    29,257,240

*FEDERAL TAX DATA AS OF DECEMBER 31, 2003

   Undistributed ordinary income                                 $        55,143

                 CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,
--------------------------------------------------------------------------------
                                      2011
                                      ----
                                   $ (65,139)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                      $       479,654
   Dividends                                                                 613
   Other income                                                            1,990
                                                                 ---------------
                                                                         482,257
                                                                 ---------------
EXPENSES
   Advisory fees                                                          37,271
   Administration expenses                                                12,423
   Custodian fees and expenses                                             1,092
   Fund accounting fees                                                   21,693
   Professional fees                                                       7,580
   Directors' fees                                                         2,112
   Transfer agent fees                                                     4,720
   Other expenses                                                          3,794
                                                                 ---------------
                                                                          90,685
   Reimbursements and waivers                                            (16,144)
                                                                 ---------------
                                                                          74,541
                                                                 ---------------
NET INVESTMENT INCOME / (LOSS)                                           407,716
                                                                 ---------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                         21,093
                                                                 ---------------
   Net change in unrealized
      appreciation / (depreciation)
      on investments                                                    (647,704)
                                                                 ---------------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                                        (626,611)
                                                                 ---------------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                                    $      (218,895)
                                                                 ===============

TRANSACTIONS WITH AFFILIATES

     PERCENT OF CURRENT
       NET ASSET VALUE
-----------------------------
               ADMINISTRATION   EXPENSE(1)
ADVISORY FEE        FEE           LIMIT      WAIVER   REIMBURSEMENT
-------------------------------------------------------------------
    0.30%          0.10%          0.30%       $ --      $ 16,144

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                       LEHMAN AGGREGATE BOND INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX MONTHS
PERIOD FROM
                                                                        ENDED JUNE 30,
APRIL 1, 2003 TO
                                                                          (UNAUDITED)
DECEMBER 31,
                                                                      -------------------
-----------------
                                                                             2004
2003
                                                                      -------------------
-----------------
OPERATIONS
   Net investment income / (loss)                                     $          407,716
$       219,221
   Net realized gain / (loss) on investments and futures                          21,093
(11,332)
   Net change in unrealized appreciation/(depreciation)
       on investments                                                           (647,704)
(31,292)
                                                                      ------------------
---------------
                                                                                (218,895)
176,597
                                                                      ------------------
---------------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                                        (345,387)
(217,885)
                                                                      ------------------
---------------
                                                                                (345,387)
(217,885)
                                                                      ------------------
---------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                  31,116,134
10,766,846
   Reinvestment of distributions                                                 345,387
217,885
   Payments for shares redeemed                                              (12,509,791)
(647,468)
                                                                      ------------------
---------------
                                                                              18,951,730
10,337,263
                                                                      ------------------
---------------
NET INCREASE / (DECREASE) IN NET ASSETS                                       18,387,448
10,295,975
NET ASSETS
   Beginning of period                                                        10,295,975
--
                                                                      ------------------
---------------
   End of period                                                      $       28,683,423
$    10,295,975
                                                                      ==================
===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                       $          159,818
$        55,143
                                                                      ==================
===============

FUND SHARE TRANSACTIONS
   Sold                                                                          618,822
215,438
   Reinvestment of distributions                                                   6,977
4,423
   Redeemed                                                                     (249,309)
(13,049)
                                                                      ------------------
---------------
      Net increase / (decrease) from fund share transactions                     376,490
206,812
                                                                      ==================
===============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                                      $         (452,975)
$            --
   U.S. Government Securities                                                 20,696,294
9,445,137
   Corporate Bonds                                                             7,404,836
3,118,814
                                                                      ------------------
---------------
                                                                      $       27,648,155
$    12,563,951
                                                                      ==================
===============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                                      $           14,621
$            --
   U.S. Government Securities                                                  6,096,341
1,695,122
   Corporate Bonds                                                             2,526,396
708,215
                                                                      ------------------
---------------
                                                                      $        8,637,358
$     2,403,337
                                                                      ==================
===============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                    $          345,387
$       217,885
                                                                      ------------------
---------------
                                                                      $          345,387
$       217,885
                                                                      ==================
===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                   NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2004 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., ("Summit Mutual Funds"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The shares of the Pinnacle Series (the "Series") are sold to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series' shares are offered in nine different portfolios - Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio (individually "Portfolio", collectively "Portfolios"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio, and EAFE International Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The results of the Portfolio(s) for your investment product are included herein.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

FEDERAL TAXES - It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable insurance products, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - Summit Mutual Funds' accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

FUTURES CONTRACTS AND PORTFOLIO SECURITIES LOANED - S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (collectively, the "Index Portfolios") may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Index Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

The Portfolios currently lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in "Other Income" on the Statement of Operations. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser") under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis.

ADMINISTRATION FEES - Summit Mutual Funds pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central").

                 (This page has been left blank intentionally.)

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
MANAGEMENT OF THE FUND

                             DIRECTORS AND OFFICERS

INDEPENDENT DIRECTORS



NUMBER
                                                                                                     OF

PORTFOLIOS
                                                                                                     IN
                                                                                                    FUND
                                                TERM OF
COMPLEX  OTHER
                               POSITION(S)    OFFICE AND
OVERSEEN  DIRECTORSHIPS
                                WITH THE       LENGTH OF            PRINCIPAL OCCUPATION(S)          BY
HELD BY
NAME, AGE AND ADDRESS(1)         FUND        TIME SERVED           DURING PAST FIVE YEARS
DIRECTOR  DIRECTOR
-----------------------------------------------------------------------------------------
--------------------------------

George M. Callard, M.D.     Director          Director     Professor of Clinical Surgery,
16
(Age 70)                                      since 1987   University of Cincinnati

Theodore H. Emmerich (78)   Director          Director     Consultant; former Partner,
Ernst &       16   American
                                              since 1987   Whinney, Accountants
Financial Group

Yvonne L. Gray (53)         Director          Director     Chief Operating Officer,
United Way of    16
                                              since 1999   Greater Cincinnati (Social
Services
                                                           Provider); prior thereto, Vice
President
                                                           / Trust Operations Officer,
Fifth Third
                                                           Bank; former Audit Manager,
Price
                                                           Waterhouse (Accounting Firm)

David C. Phillips (65)      Director          Director     Co-Founder and Treasurer,
Cincinnati      16    Meridian
                                              since 2001   Works Inc. (Job Placement);
prior              Bioscience,
                                                           thereto, Chief Executive
Officer,              Inc.; Cintas,
                                                           Downtown Cincinnati Inc.
(Economic             Inc.
                                                           Revitalization of Cincinnati)

Mary W. Sullivan (47)       Director          Director     Attorney, Peck, Shaffer &
Williams LLP    16    Franklin
                                              since 2001   (Law Firm)
Savings and

Loan Co.; First

Franklin

Corporation

INTERESTED DIRECTORS AND OFFICERS


NUMBER
                                                                                                     OF

PORTFOLIOS
                                                                                                     IN
                                                                                                    FUND
                                                TERM OF
COMPLEX  OTHER
                               POSITION(S)    OFFICE AND
OVERSEEN  DIRECTORSHIPS
                                WITH THE       LENGTH OF            PRINCIPAL OCCUPATION(S)          BY
HELD BY
NAME, AGE AND ADDRESS(1)         FUND        TIME SERVED           DURING PAST FIVE YEARS
DIRECTOR  DIRECTOR
--------------------------------------------------------------------------------------------------------
------------------
Steven R. Sutermeister*     Director,         Director     Senior Vice President, Union
Central;     16    Carillon
(50)                        President and     since 1999   President and Chief Executive
Officer,          Investments,
                            Chief Executive                Adviser.
Inc.; Summit
                            Officer
Investment

Partners, Inc.;

Union Central

Mortgage

Funding, Inc.

John F. Labmeier            Vice President    Officer      Vice President, Associate General         NA
NA
1876 Waycross Rd.           and Secretary     since 1990   Counsel and Assistant Secretary, Union
(55)                                                       Central; Vice President and Secretary,
                                                           Carillon Investments, Inc.; Secretary,
                                                           Adviser

Thomas G. Knipper (46)      Vice President,   Officer      Treasurer, Adviser                        NA
NA
                            Controller and    since 1995
                            Chief
                            Compliance
                            Officer

John M. Lucas               Assistant         Officer      Second Vice President, Counsel and        NA
NA
1876 Waycross Rd.           Secretary         since 1990   Assistant Secretary, Union Central
Cincinnati, OH 45240
(53)

Patrick J. Reardon (36)     Treasurer         Officer      Controller, Adviser                       NA
NA
                                              since
                                              2004

----------
(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202
* Mr. Sutermeister may be considered to be an "interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

SMFI 231PINNACLE  6/04


The Summit Pinnacle Series is distributed to insurance company separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

      EQUITY INDEX ACCOUNTS
      S&P 500 Index Portfolio
      S&P MidCap 400 Index Portfolio
      Russell 2000 Small Cap Index Portfolio
      Nasdaq-100 Index Portfolio
      EAFE International Index Portfolio

      FIXED INCOME & BALANCED INDEX ACCOUNT
      Balanced Index Portfolio
      Lehman Aggregate Bond Index Portfolio

      MANAGED ACCOUNTS
      Zenith Portfolio
      Bond Portfolio

The Summit Apex Series is a Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC.
The Apex Series consists of the following Funds:

      EQUITY INDEX ACCOUNTS
      Nasdaq-100 Index Fund
      Total Stakeholder Impact Fund

      MANAGED ACCOUNTS
      Everest Fund
      Bond Fund
      Short-term Government Fund
      High Yield Bond Fund

      STABLE VALUE ACCOUNT
      Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

[SUMMIT MUTUAL FUNDS LOGO]

ITEM 2.  CODE OF ETHICS.
         Not applicable for semiannual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable for semiannual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable for semiannual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         Not applicable for semiannual report.

ITEM 6.  SCHEDULE OF INVESTMENTS

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
ZENITH PORTFOLIO                                         SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)

                                              SHARES          VALUE
                                        ---------------------------
COMMON STOCKS - 97.04%
CONSUMER DISCRETIONARY - 7.65%
  Sony Corp.                                  24,900   $    947,445
  Take-Two Interactive Software*              25,800        790,512
  Time Warner Inc.*                           46,200        812,196
  The Walt Disney Co.*                        45,000      1,147,050
                                                       ------------
                                                          3,697,203
                                                       ------------
CONSUMER NON-DURABLE - 5.45%
  Altria Group Inc.                           12,500        625,625
  Sara Lee Corp.                              37,200        855,228
  Unilever                                    16,800      1,150,968
                                                       ------------
                                                          2,631,821
                                                       ------------
ENERGY -10.89%
  Anadarko Petroleum                          13,500        791,100
  ChevronTexaco Corp.                          8,519        801,723
  ConocoPhillips                               7,771        592,850
  Devon Energy Corp                           11,300        745,800
  Royal Dutch Petroleum                       12,200        630,374
  Unocal Corp.                                26,500      1,007,000
  Weatherford International Ltd.*             15,400        692,692
                                                       ------------
                                                          5,261,539
                                                       ------------
FINANCIALS - 26.95%
  Alliance Capital Holdings                   30,600      1,038,870
  Banc One Corp                               22,200      1,132,200
  Bank of America Corp.                        8,100        685,422
  BB&T Corp.*                                 22,500        831,825
  Citigroup Inc.                              21,800      1,013,700
  Equity Residential Properties Trust         35,100      1,043,523
  First Data                                  15,600        694,512
  Freddie Mac                                 18,500      1,171,050
  Goldman Sachs Group Inc.*                    8,700        819,192
  KeyCorp                                     26,500        792,085
  Marsh & McLennan Co.                        23,600      1,070,968
  Mellon Financial Corp.*                     24,500        718,585
  St. Paul Cos                                27,100      1,098,634
  Wells Fargo                                 16,000        915,680
                                                       ------------
                                                         13,026,246
                                                       ------------
HEALTH CARE - 8.79%
  Baxter International Inc.*                  16,700        576,317
  Bristol-Meyers Squibb                       33,400        818,300
  Johnson & Johnson Co.                       19,100      1,063,870
  Merck & Co.                                 22,200      1,054,500
  The Healthcare Co.                          17,700        736,143
                                                       ------------
                                                          4,249,130
                                                       ------------
INDUSTRIALS - 3.94%
  General Electric                            29,300   $    949,320
  SPX Corp.                                   20,600        956,664
                                                       ------------
                                                          1,905,984
                                                       ------------
MATERIALS - 3.46%
  Dow Chemical                                12,500        508,750
  Du Pont (E.I.)                              26,200      1,163,804
                                                       ------------
                                                          1,672,554
                                                       ------------
TECHNOLOGY- 10.98%
  Electronic Data Systems Corp.               50,200        961,330
  Hewlett-Packard                             47,200        995,920
  International Business Machines              8,300        731,645
  Microsoft Corp.*                            33,600        959,616
  Motorola Inc.                               23,600        430,700
  Nokia Corp                                  60,100        873,854
  Sun Microsystems Inc.*                      81,600        354,144
                                                       ------------
                                                          5,307,209
                                                       ------------
TRANSPORTATION - 7.01%
  CSX Corp.                                   38,800      1,271,476
  Norfolk Southern Co.                        36,900        978,588
  Union Pacific Corp.                         19,100      1,135,495
                                                       ------------
                                                          3,385,559
                                                       ------------
UTILITIES - 11.92%
  ALLTEL Corp.                                12,300        622,626
  Ameren Corporation                          22,300        958,008
  Comcast Corporation*                        16,200        447,282
  Cinergy Corporation                         12,800        486,400
  SBC Communications Inc                      41,000        994,250
  Southern Co.                                22,000        641,300
  Sprint Corp                                 39,800        700,480
  Verizon Communications                      25,100        908,369
                                                       ------------
                                                          5,758,715
                                                       ------------
    Total Common Stocks
       (cost $43,177,921)                                46,895,960
                                                       ------------

                                           PRINCIPAL          VALUE
                                        ---------------------------
SHORT-TERM INVESTMENTS - 2.71%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 2.71%                            $  1,311,444   $  1,311,444
                                                       ------------
    Total Short-Term Investments
       (cost $1,311,444)                                  1,311,444
                                                       ------------
TOTAL INVESTMENTS - 99.75%
  (cost $44,489,365)(1)                                  48,207,404
                                                       ------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 6.18%                                      2,988,679
OTHER ASSETS AND LIABILITIES - (5.93%)                   (2,866,662)
                                                       ------------
TOTAL NET ASSETS - 100.00%                             $ 48,329,421
                                                       ============

*   Non-income producing

(1) For federal income tax purposes, cost is $44,536,641 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $4,747,387 and ($1,076,624), respectively, with a net appreciation / depreciation of $3,670,763.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,910,361, $2,988,679, and $0, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BOND PORTFOLIO                                           SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)

                                                      SHARES          VALUE
                                                ---------------------------
PREFERRED STOCKS - .31%
REAL ESTATE - .31%
  Logian Inc. 12.25% PIK Dividend                      4,132   $    116,109
                                                               ------------
    Total Preferred Stocks
       (cost $93,897)                                               116,109
                                                               ------------
COMMON STOCKS - .35%
COMMUNICATIONS & MEDIA - .35%
  Evercom Inc.(2) (4)"+"*                              6,363         54,085
  MCI Inc.                                             5,067         73,117
                                                               ------------
    Total Common Stocks
       (cost $224,719)                                              127,202
                                                               ------------

                                                   PRINCIPAL          VALUE
                                                ---------------------------
U.S. TREASURY OBLIGATIONS - 11.03%
U.S. TREASURY NOTES & BONDS - 11.03%
  5.875% due 11/15/05                           $  1,650,000   $  1,728,053
  3.125% due 09/15/08                                500,000        490,645
  5.500% due 05/15/09                                750,000        807,656
  5.000% due 02/15/11                                250,000        261,680
  5.000% due 08/15/11                                350,000        365,381
  4.000% due 11/15/12                                200,000        193,633
  3.625% due 05/15/13                                225,000        210,639
                                                               ------------
    Total U.S. Treasury Obligations
       (cost $4,009,229)                                          4,057,687
                                                               ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.36%
  FNMA 1.875% due 12/15/04                           500,000        500,698
                                                               ------------
    Total U.S. Government Agency Obligations
       (cost $500,902)                                              500,698
                                                               ------------
MORTGAGE-BACKED SECURITIES - 17.55%
  FHLMC 5.000% due 05/01/18                          195,511        196,143
  FNMA 5.000% due 11/01/09                           612,406        621,585
  FNMA 5.500% due 05/01/12                           245,487        254,863
  FNMA 6.000% due 06/01/16                           253,546        264,566
  FNMA 4.500% due 03/01/17                           874,299        857,883
  FNMA 5.500% due 08/01/18                         1,189,099      1,219,155
  FNMA 4.500% due 09/01/18                         2,776,930      2,719,701
  FNMA 6.500% due 02/01/29                           102,018        106,506
  FNMA 5.000% due 02/01/33                            79,056         76,558
  GNMA 6.500% due 10/15/28                           136,045        142,521
                                                               ------------
    Total Mortgage-Backed Securities
       (cost $6,470,027)                                          6,459,481
                                                               ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.77%
AGENCY SECTOR - 5.96%
  FHR 2439 SC
     (16.467% due 07/15/28)                           22,721         23,348
  FNR 2002-48 GF
     (6.500% due 10/25/31)                         2,083,000      2,171,852
                                                               ------------
                                                                  2,195,200
                                                               ------------
PRIVATE SECTOR - 9.81%
  AMSI 2003-6 AF4
     (4.329% due 08/25/33)                           100,000         95,630
  BAFC 2003-2 B3
     (6.365% due 06/25/32)                      $    219,448   $    221,023
  BOAA 2003-6 2B3
     (4.750% due 08/25/18)                           346,483        312,299
  BOAA 2003-8 3B3
     (4.750% due 10/25/18)                           146,510        132,389
  BOAMS 01-4 2B2
     (4.750% due 04/20/31)                           498,861        515,996
  BOAMS 2002-4 1A4
     (6.500% due 04/25/32)                            16,314         16,284
  BOAMS 2002-6 2B1
     (6.000% due 07/25/32)                           113,983        113,869
  BOAMS 2002-7 2B1
     (6.000% due 08/25/32)                           124,617        126,256
  BOAMS 2002-8 2B1
     (5.750% due 09/25/17)                           195,699        196,136
  CS First Boston
     (6.250% due 09/25/32)                           158,901        161,046
  CXHE 2001-B M2
     (7.360% due 07/25/32)                           150,000        154,980
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                           268,839        269,467
  MASTR 2003-9 2a12
     (5.500% due 10/25/33)                           107,849        109,106
  RALI 2001-QS15 M3
     (6.750% due 09/25/31)                           185,870        187,679
  RALI 2002-QS16 M2
     (5.750% due 10/25/17)                            92,578         93,548
  RALI 2002-QS16 M3
     (5.750% due 10/25/17)                            92,578         91,607
  RFMSI 1993-S45 M2
     (6.500% due 12/25/23)                           123,120        123,015
  SASC 2003-20 B2
     (5.378% due 07/25/33)                           303,221        287,250
  WAMMS 2001-MS14 5A9
     (6.500% due 12/25/31)                            54,378         54,494
  WF MBS 2002-8 2B3
     (6.000% due 05/25/17)                           337,972        349,497
                                                               ------------
                                                                  3,611,571
                                                               ------------
    Total Collateralized Mortgage Obligations
       (cost $5,926,441)                                          5,806,771
                                                               ------------
ASSET-BACKED SECURITIES - 1.83%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.83%
  Chase Commercial Mortgage Sec
     (6.600% due 12/19/07)                           627,885        672,530
                                                               ------------
    Total Asset-Backed Securities
       (cost $615,327)                                              672,530
                                                               ------------
CORPORATE BONDS AND NOTES - 46.24%
AIR TRANSPORTATION - 2.43%
  America West Airlines, AMBAC Insured
     (7.100% due 04/02/21)                           218,746        230,650
  Continental Airlines
     (7.820% due 10/15/13)                           150,950        116,627
  Continental Airlines Inc.
     (7.875% due 07/02/18)                           250,000        234,918
  Delta Airlines
     (7.299% due 09/18/06)                            50,000         31,878
  Jet Equipment (2)(5)*
     (7.630% due 08/15/12)                           201,406        129,188
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                          169,846        149,465
                                                               ------------
                                                                    892,726
                                                               ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                   PRINCIPAL          VALUE
                                                ---------------------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.24%
  Banco Mercantile Norte(2)
     (5.875% due 02/17/14)                      $    250,000   $    241,250
  Bank of Hawaii
     (6.875% due 03/01/09)                           250,000        274,399
  Captial One Bank
     (5.750% due 09/15/10)                           300,000        308,305
                                                               ------------
                                                                    823,954
                                                               ------------
CONSUMER CYCLICAL - 8.29%
  American Axle & Mfg Inc.
     (5.250% due 02/11/14)                           450,000        431,952
  DaimlerChrysler AG
     (6.500% due 11/15/13)                           250,000        256,310
  Ford Motor Company
     (7.450% due 07/16/31)                           250,000        238,305
  General Motors
     (8.250% due 07/15/23)                           300,000        314,175
  GMAC
     (5.850% due 01/14/09)                           250,000        253,330
  Hertz Corp.
     (7.625% due 06/01/12)                           250,000        263,896
  ICI Wilmington
     (5.625% due 12/01/13)                           250,000        244,372
  Lear Corp
     (8.110% due 05/15/09)                           450,000        512,572
  MDC Holdings Inc.
     (5.500% due 05/15/13)                           150,000        145,392
  Mirage Resorts Inc.
     (6.750% due 02/01/08)                            70,000         71,925
  Park-Ohio Industries
     (9.250% due 12/01/07)                            62,000         63,085
  Service Corp. International
     (7.700% due 04/15/09)                           125,000        128,125
  Tech Olympic USA Inc.
     (9.000% due 07/01/10)                           125,000        128,125
                                                               ------------
                                                                  3,051,564
                                                               ------------
CONSUMER NON-DURABLE - 7.53%
  Allied Waste North America(2)
     (5.750% due 02/15/11)                           125,000        118,438
  American Restaurant Group Inc.(5)
     (11.500% due 11/01/06)                          250,000        162,500
  Amerigas Partner
     (8.875% due 05/20/11)                            63,000         67,095
  Aztar Corp.
     (9.000% due 08/15/11)                           125,000        138,438
  Bunge Ltd Finance Corp.
     (7.800% due 10/15/12)                           300,000        341,666
  Cadmus Corp.(2)
     (8.375% due 06/15/14)                            63,000         63,000
  Dial Corp.
     (7.000% due 08/15/06)                           250,000        267,966
  Dole Food Inc.
     (8.875% due 03/15/11)                            63,000         66,623
  Fresh Food, Inc.
     (10.750% due 06/01/06)                          188,000        188,705
  Hexcel Corp.
     (9.750% due 01/15/09)                           125,000        131,094
  Hexcel Corp.
     (9.875% due 10/01/08)                            13,000         14,268
  Horizon Lines
     (9.000% due 11/01/12)                            18,000         18,000
  KB Home(2)
     (6.375% due 08/15/11)                            62,000         61,380
  Miller Brewing Co.(2)
     (5.500% due 08/15/13)                           300,000        301,046
  Pride International Inc.
     (9.375% due 05/01/07)                      $    150,000   $    153,000
  RH Donnelley Finance Corp.(2)
     (8.875% due 12/15/10)                            63,000         69,142
  RH Donnelley Finance Corp.(2)
     (10.875% due 12/15/12)                           63,000         73,080
  Sealed Air Corp. (2)
     (5.625% due 07/15/13)                           300,000        296,345
  Speedway Motorsports Inc.(2)
     (6.750% due 06/01/13)                           125,000        126,250
  Station Casinos
     (6.000% due 04/01/12)                            62,000         59,985
  Werner Holdings Co. Inc.
     (10.000% due 11/15/07)                           62,000         51,770
                                                               ------------
                                                                  2,769,791
                                                               ------------
ELECTRIC - 2.06%
  AES Corporation
     (9.375% due 09/15/10)                           125,000        133,281
  Dominion Resources Inc.
     (6.250% due 06/30/12)                           361,000        378,372
  First Energy Corp.
     (6.450% due 11/15/11)                           240,000        248,822
                                                               ------------
                                                                    760,475
                                                               ------------
ENERGY - 5.36%
  Calpine Corp.
     (10.500% due 05/15/06)                          125,000        112,500
  Canadian Oil Sands(2)
     (5.800% due 08/15/13)                           300,000        299,621
  Constellation Energy Group
     (7.000% due 04/01/12)                           250,000        272,242
  Ferrellgas Partners(2)
     (6.750% due 05/01/14)                            62,000         59,830
  Kaneb Pipeline
     (5.875% due 06/01/13)                           300,000        290,065
  Kern River Funding Corp.(2)
     (6.676% due 07/31/16)                            62,257         68,331
  Nevada Power Co.(2)
     (6.500% due 04/15/12)                            31,000         29,450
  Northwest Pipeline Corp.
     (8.125% due 03/01/10)                            63,000         67,882
  Pemex Master Trust
     (8.000% due 11/15/11)                           250,000        269,375
  Plains All American Pipline(2)
     (5.625% due 12/15/13)                           300,000        284,777
  Plains E&P Co.(2)
     (7.125% due 06/15/14)                            62,000         63,085
  Sierra Power (2)
     (6.250% due 04/15/12)                            31,000         29,140
  Williams Co.
     (7.125% due 09/01/11)                           125,000        126,875
                                                               ------------
                                                                  1,973,173
                                                               ------------
HEALTH CARE - 1.86%
  Beckman Coulter Inc.
     (6.875% due 11/15/11)                           300,000        334,221
  Genesis Healthcare Corp.(2)
     (8.000% due 10/15/13)                           125,000        127,500
  Iasis Healthcare Corp.(2)
     (8.750% due 06/15/14)                            62,000         63,395
  Medco Health Solutions
     (7.250% due 08/15/13)                           150,000        160,607
                                                               ------------
                                                                    685,723
                                                               ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                   PRINCIPAL          VALUE
                                                ---------------------------
INSURANCE - 3.13%
  American Financial Group
     (7.125% due 04/15/09)                      $    250,000   $    268,198
  Farmers Insurance(2)
     (8.500% due 08/01/04)                           240,000        240,794
  Nationwide Financial Services
     (5.625% due 02/13/15)                           375,000        379,084
  USF&G Capital
     (8.470% due 01/10/27)                           240,000        263,338
                                                               ------------
                                                                  1,151,414
                                                               ------------
MEDIA & CABLE - 3.51%
  Charter Inc,
     (4.750% due 06/01/06)                            63,000         58,118
  Charter(2)
     (8.000% due 04/30/12)                            63,000         60,953
  Comcast Corp.
     (5.850% due 01/15/10)                           100,000        104,347
  Dex Media West
     (9.875% due 08/15/13)                            62,000         68,045
  Emmis Operating Co.(2)
     (6.875% due 05/15/12)                            63,000         61,740
  Gray Television Inc.
     (9.250% due 12/15/11)                           125,000        137,031
  Liberty Media Corp.
     (5.700% due 05/15/13)                           250,000        246,280
  Rogers Cable Inc.
     (5.500% due 03/15/14)                           300,000        265,068
  Univision Comm Inc.
     (7.850% due 07/15/11)                           250,000        288,301
                                                               ------------
                                                                  1,289,883
                                                               ------------
MEDIA CONGLOMERATE - 2.35%
  AOL Time Warner Inc.
     (6.875% due 05/01/12)                           240,000        259,342
  News American Holdings Nts.
     (6.625% due 01/09/08)                           361,000        390,400
  Thomson Corp.
     (6.200% due 01/05/12)                           200,000        213,219
                                                               ------------
                                                                    862,961
                                                               ------------
METALS & MINING - .35%
  Falconbridge LTD
     (7.350% due 06/05/12)                           125,000        129,785
                                                               ------------
REAL ESTATE - .76%
  Health Care REIT
     (8.000% due 09/12/12)                           250,000        280,758
                                                               ------------
TECHNOLOGY - 1.26%
  Jabil Circuit Inc.
     (5.875% due 07/15/10)                           450,000        464,848
                                                               ------------
TELECOMMUNICATIONS - 5.11%
  America Movil(2)
     (5.500% due 03/01/14)                      $    250,000   $    230,297
  AT&T Corp.
     (8.750% due 11/15/31)                           300,000        292,834
  AT&T Wireless Services
     (7.875% due 03/01/11)                           125,000        142,183
  MCI Inc.
     (5.908% due 05/01/07)                           125,000        121,250
  Nextel Communications
     (7.375% due 08/01/15)                           125,000        126,250
  Qwest Communications International(2)
     (7.250% due 02/15/11)                           125,000        116,563
  Sprint Capital Corp.
     (7.625% due 01/30/11)                           250,000        276,372
  TCI Communications Inc.
     (8.750% due 08/01/15)                           240,000        289,121
  Telus Corp.
     (8.000% due 06/01/11)                           250,000        284,142
                                                               ------------
                                                                  1,879,012
                                                               ------------
    Total Corporate Bonds & Notes
       (cost $16,996,320)                                        17,016,067
                                                               ------------

                                                      SHARES          VALUE
                                                ---------------------------
SHORT-TERM INVESTMENTS - 4.87%
NORTHERN TRUST DIVERSIFIED
ASSETS FUND - 2.15%                                  791,414   $    791,414
                                                               ------------

                                                   PRINCIPAL          VALUE
                                                ---------------------------
U.S. TREASURY BILL - 2.72%
   (.945% due 07/01/04)                         $  1,000,000   $  1,000,000
                                                               ------------
    Total Short-Term Investments
       (cost $1,791,414)                                          1,791,414
                                                               ------------
TOTAL INVESTMENTS - 99.31%
   (cost $36,628,276)(1)                                         36,547,959
                                                               ------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 19.54%                                             7,189,937
                                                               ------------
OTHER ASSETS AND LIABILITIES - (18.85%)                          (6,936,712)
                                                               ------------
TOTAL NET ASSETS - 100.00%                                     $ 36,801,184
                                                               ============

*    Non-income producing
"+"  Illiquid
(1) For federal income tax purposes, cost is $36,628,276 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $802,111 and ($882,428), respectively, with a net appreciation / depreciation of $(80,317).
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. (3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,613,227, $7,189,937, and $557,387, respectively.
(4)  These are restricted private placement shares.
(5)  Security in default.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
S&P 500 INDEX PORTFOLIO                                  SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)

                                                       SHARES           VALUE
                                                -----------------------------
COMMON STOCKS - 99.79%
CONSUMER DISCRETIONARY - 10.91%
  AutoNation, Inc.*                                     6,769   $     115,750
  AutoZone Inc.*                                        2,229         178,543
  Bed Bath & Beyond Inc.*                               7,290         280,301
  Best Buy Co., Inc.                                    7,966         404,195
  Big Lots, Inc.*                                       2,876          41,587
  Black & Decker Corp.                                  1,914         118,917
  Boise Cascade                                         2,129          80,136
  Brunswick Corp.                                       2,252          91,882
  Carnival Corp.                                       15,505         728,735
  Centex Corp.                                          3,058         139,904
  Circuit City Group                                    5,159          66,809
  Clear Channel Communications                         15,156         560,014
  Comcast Corp.*                                       55,396       1,552,750
  Cooper Tire & Rubber                                  1,817          41,791
  Dana Corp.                                            3,659          71,716
  Darden Restaurants                                    4,058          83,392
  Delphi Corporation                                   13,801         147,395
  Dillard Inc.                                          2,049          45,693
  Dollar General                                        8,297         162,289
  Dow Jones & Co.                                       2,008          90,561
  Eastman Kodak                                         7,057         190,397
  eBay Inc.*                                           15,898       1,461,820
  Family Dollar Stores                                  4,244         129,102
  Federated Dept. Stores                                4,449         218,446
  Ford Motor                                           45,094         705,721
  Fortune Brands, Inc.                                  3,590         270,794
  Gannett Co.                                           6,674         566,288
  Gap (The)                                            22,046         534,616
  General Motors                                       13,797         642,801
  Genuine Parts                                         4,283         169,949
  Goodyear Tire & Rubber*                               4,319          39,260
  Harley-Davidson                                       7,456         461,825
  Harrah's Entertainment                                2,722         147,260
  Hasbro Inc.                                           4,294          81,586
  Hilton Hotels                                         9,336         174,210
  Home Depot                                           56,023       1,972,010
  International Game Technology                         8,522         328,949
  Interpublic Group*                                   10,210         140,183
  Johnson Controls                                      4,446         237,327
  Jones Apparel Group                                   3,110         122,783
  KB Home                                               1,140          78,238
  Knight-Ridder Inc.                                    1,966         141,552
  Kohl's Corp.*                                         8,367         353,757
  Leggett & Platt                                       4,729         126,312
  Limited Brands, Inc.                                 12,709         237,658
  Liz Claiborne, Inc.                                   2,687          96,678
  Lowe's Cos                                           19,352       1,016,948
  Marriott International                                5,693         283,967
  Mattel, Inc.                                         10,579         193,067
  May Dept. Stores                                      7,104         195,289
  Maytag Corp.                                          1,933          47,378
  McDonald's Corp.                                     31,245         812,370
  McGraw-Hill                                           4,717         361,181
  Meredith Corp.                                        1,234          67,821
  New York Times                                        3,666   $     163,907
  Newell Rubbermaid Co.                                 6,753         158,696
  NIKE Inc.                                             6,459         489,269
  Nordstrom                                             3,384         144,192
  Office Depot*                                         7,710         138,086
  Omnicom Group                                         4,676         354,862
  Penney (J.C.)                                         6,721         253,785
  Pulte Homes, Inc.                                     3,055         158,952
  RadioShack Corp                                       4,037         115,579
  Reebok International                                  1,449          52,135
  Sears, Roebuck & Co.                                  5,476         206,774
  Sherwin-Williams                                      3,588         149,081
  Snap-On Inc.                                          1,433          48,077
  Stanley Works                                         1,994          90,887
  Staples, Inc.                                        12,162         356,468
  Starbucks Corporation*                                9,697         421,626
  Starwood Hotels & Resorts                             4,972         222,994
  Target Corp.                                         22,436         952,857
  Tiffany & Co.                                         3,612         133,102
  Time Warner Inc.*                                   111,282       1,956,338
  TJX Companies Inc.                                   12,390         299,095
  Toys R Us, Inc.*                                      5,257          83,744
  Tribune Co.                                           7,686         350,020
  Univision Communications*                             7,941         253,556
  V.F. Corp.                                            2,660         129,542
  Viacom Inc*                                          43,060       1,538,103
  Visteon Corp.                                         3,217          37,542
  Walt Disney Co.                                      50,356       1,283,574
  Wendy's International                                 2,803          97,657
  Whirlpool Corp.                                       1,714         117,580
  Yum! Brands, Inc*                                     7,243         269,584
                                                                -------------
                                                                   28,637,567
                                                                -------------
CONSUMER STAPLES - 11.14%
  Alberto-Culver                                        2,171         108,854
  Albertson's                                           9,033         239,737
  Altria Group, Inc.                                   50,356       2,520,318
  Anheuser-Busch                                       20,051       1,082,754
  Archer-Daniels-Midland                               15,914         267,037
  Avon Products                                        11,646         537,346
  Brown-Forman Corp.                                    2,989         144,279
  Campbell Soup                                        10,102         271,542
  Clorox Co.                                            5,196         279,441
  Coca Cola Co.                                        60,381       3,048,033
  Coca-Cola Enterprises                                11,200         324,688
  Colgate-Palmolive                                    13,224         772,943
  ConAgra Foods, Inc.                                  13,218         357,943
  Coors (Adolph)                                          895          64,744
  Costco Wholesale Corporation                         11,268         462,777
  CVS Corp.                                             9,719         408,392
  General Mills                                         9,190         436,801
  Gillette Co.                                         24,911       1,056,226
  Heinz (H.J.)                                          8,661         339,511
  Hershey Foods                                         6,406         296,406
  Kellogg Co.                                          10,047         420,467
  Kimberly-Clark                                       12,418         818,098
  Kroger Co.*                                          18,337         333,733

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       SHARES           VALUE
                                                -----------------------------
CONSUMER STAPLES - 11.14% (CONTINUED)
  McCormick & Co.                                       3,416   $     116,144
  Pepsi Bottling Group                                  6,469         197,563
  PepsiCo Inc.                                         42,249       2,276,376
  Procter & Gamble                                     63,592       3,461,948
  RJ Reynolds Tobacco                                   2,085         140,925
  Safeway Inc.*                                        10,890         275,953
  Sara Lee Corp.                                       19,458         447,339
  Supervalu Inc.                                        3,301         101,044
  Sysco Corp.                                          15,930         571,409
  UST Inc.                                              4,081         146,916
  Walgreen Co.                                         25,230         913,578
  Wal-Mart Stores                                     106,526       5,620,312
  Winn-Dixie                                            3,490          25,128
  Wrigley (Wm) Jr.                                      5,534         348,919
                                                                -------------
                                                                   29,235,624
                                                                -------------
ENERGY - 6.51%
  Amerada Hess                                          2,211         175,089
  Anadarko Petroleum                                    6,175         361,855
  Apache Corp.                                          7,979         347,485
  Ashland Inc.                                          1,688          89,142
  Baker Hughes                                          8,245         310,424
  BJ Services*                                          3,896         178,593
  Burlington Resources                                  9,776         353,696
  ChevronTexaco Corp.                                  26,313       2,476,316
  ConocoPhillips                                       16,754       1,278,163
  Devon Energy Corp.                                    5,724         377,784
  El Paso Corp.                                        14,968         117,948
  EOG Resources                                         2,832         169,099
  Exxon Mobil Corp.                                   161,289       7,162,844
  Halliburton Co.                                      10,784         326,324
  Kerr-McGee                                            3,632         195,293
  Kinder Morgan                                         3,034         179,886
  Marathon Oil Corp.                                    7,637         288,984
  Nabors Industries Ltd.*                               3,608         163,154
  Noble Corporation*                                    3,293         124,772
  Occidental Petroleum                                  9,480         458,927
  Rowan Cos.*                                           2,562          62,333
  Schlumberger Ltd.                                    14,412         915,306
  Sunoco., Inc.                                         1,901         120,942
  Transocean Inc.*                                      7,872         227,816
  Unocal Corp.                                          6,376         242,288
  Valero Energy                                         3,125         230,500
  Williams Cos.                                        12,778         152,058
                                                                -------------
                                                                   17,087,021
                                                                -------------
FINANCIALS - 20.29%
  ACE Limited                                           6,871         290,506
  AFLAC Inc.                                           12,624         515,185
  Allstate Corp.                                       17,319         806,199
  Ambac Financial Group                                 2,629         193,075
  American Express                                     31,661       1,626,743
  American International Group                         64,182       4,574,893
  AmSouth Bancorporation                                8,643         220,137
  Aon Corp.                                             7,718         219,731
  Apartment Investment & Management                     2,319          72,190
  Banc One Corp.                                       27,512       1,403,112
  Bank of America Corp.                                50,257       4,252,748
  Bank of New York                                     19,038   $     561,240
  BB&T Corporation                                     13,441         496,914
  Bear Stearns Cos.                                     2,414         203,524
  Capital One Financial                                 5,685         388,740
  Charles Schwab                                       33,413         321,099
  Charter One Financial                                 5,478         242,073
  Chubb Corp.                                           4,621         315,060
  Cincinnati Financial                                  4,148         180,499
  Citigroup Inc.                                      126,722       5,892,573
  Comerica Inc.                                         4,316         236,862
  Countrywide Financial Corp.                           6,799         477,630
  E*Trade Financial Corp.*                              9,100         101,465
  Equity Office Properties                              9,841         267,675
  Equity Residential                                    6,785         201,718
  Fannie Mae                                           23,925       1,707,288
  Federated Investors Inc.                              2,676          81,190
  Fifth Third Bancorp                                  14,011         753,512
  First Horizon National                                3,089         140,457
  Franklin Resources                                    6,177         309,344
  Federal Home Loan Mortgage                           17,129       1,084,266
  Golden West Financial                                 3,740         397,749
  Goldman Sachs Group                                  11,896       1,120,127
  Hartford Financial Services Group                     7,172         493,003
  Huntington Bancshares                                 5,632         128,973
  Janus Capital Group                                   5,923          97,670
  Jefferson-Pilot                                       3,472         176,378
  J.P. Morgan Chase & Co.                              50,643       1,963,429
  KeyCorp                                              10,318         308,405
  Lehman Bros.                                          6,682         502,821
  Lincoln National                                      4,380         206,955
  Loews Corp.                                           4,565         273,717
  M&T Bank Corp.                                        2,954         257,884
  Marsh & McLennan                                     13,057         592,527
  Marshall & Ilsley Corp.                               5,575         217,927
  MBIA Inc.                                             3,547         202,605
  MBNA Corp.                                           31,455         811,224
  Mellon Bank Corp.                                    10,591         310,634
  Merrill Lynch                                        23,877       1,288,880
  MetLife Inc.                                         18,713         670,861
  MGIC Investment                                       2,423         183,809
  Moody's Corp                                          3,662         236,785
  Morgan Stanley                                       26,988       1,424,157
  National City Corp.                                  16,640         582,567
  North Fork Bancorporation                             3,731         141,965
  Northern Trust Corp.                                  5,424         229,327
  Plum Creek Timber Co.                                 4,503         146,708
  PNC Bank Corp.                                        6,823         362,165
  Principal Financial Group                             7,948         276,431
  Progressive Corp.                                     5,315         453,370
  ProLogis                                              4,429         145,803
  Providian Financial Corp.*                            7,142         104,773
  Prudential Financial                                 13,307         618,376
  Regions Financial Corp.                               5,467         199,819
  SAFECO Corp.                                          3,411         150,084
  Simon Property Group, Inc                             4,708         242,085
  SLM Corporation                                      11,092         448,671
  SouthTrust Corp.                                      8,166         316,922

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       SHARES           VALUE
                                                -----------------------------
FINANCIALS - 20.29% (CONTINUED)
  Soverign Bancorp                                      7,550   $     166,855
  St. Paul Travelers Cos.                              16,316         661,451
  State Street Corp.                                    8,225         403,354
  SunTrust Banks                                        6,930         450,381
  Synovus Financial                                     7,426         188,026
  T. Rowe Price Group                                   3,063         154,375
  Torchmark Corp.                                       2,785         149,833
  Union Planters Corporation                            4,640         138,318
  UnumProvident Corp.                                   7,291         115,927
  U.S. Bancorp                                         47,483       1,308,631
  Wachovia Corp.                                       32,578       1,449,721
  Washington Mutual                                    22,133         855,219
  Wells Fargo                                          41,648       2,383,515
  XL Capital                                            3,378         254,904
  Zions Bancorp                                         2,212         135,927
                                                                -------------
                                                                   53,239,671
                                                                -------------
HEALTH CARE - 13.35%
  Abbott Labs                                          38,483       1,568,567
  Aetna Inc.                                            3,757         319,345
  Allergan, Inc.                                        3,211         287,449
  AmerisourceBergen Corp.                               2,754         164,633
  Amgen Inc.*                                          31,736       1,731,834
  Anthem, Inc.*                                         3,403         304,773
  Applera Corp-Applied Biosystems Group                 5,115         111,250
  Bard (C.R.) Inc.                                      2,552         144,571
  Bausch & Lomb                                         1,291          84,004
  Baxter International Inc.                            15,029         518,651
  Becton, Dickinson                                     6,249         323,698
  Biogen Idec Inc*                                      8,064         510,048
  Biomet, Inc.                                          6,293         279,661
  Boston Scientific*                                   20,168         863,190
  Bristol-Myers Squibb                                 47,743       1,169,704
  Cardinal Health, Inc.                                10,654         746,313
  Caremark Rx*                                         11,100         365,634
  Chiron Corporation*                                   4,619         206,192
  CIGNA Corp.                                           3,459         238,014
  Lilly (Eli) & Co.                                    27,638       1,932,173
  Express Scripts, Inc.*                                1,932         153,072
  Forest Laboratories*                                  9,004         509,897
  Genzyme Corp.*                                        5,531         261,782
  Guidant Corp.                                         7,653         427,650
  HCA Inc.                                             12,197         507,273
  Health Management Assoc.                              5,904         132,368
  Hospira Inc.*                                         3,848         106,205
  Humana Inc.*                                          3,966          67,025
  IMS Health Inc.                                       5,895         138,179
  Johnson & Johnson                                    73,060       4,069,442
  King Pharmaceuticals*                                 5,937          67,979
  Manor Care Inc.                                       2,245          73,367
  McKesson Corp.                                        7,174         246,283
  Medco Health Solutions Inc.*                          6,656         249,600
  MedImmune, Inc.*                                      6,094         142,600
  Medtronic Inc.                                       29,829       1,453,269
  Merck & Co.                                          54,769       2,601,528
  Millipore Corp.*                                      1,201          67,700
  Mylan Laboratories                                    6,300         127,575
  Pfizer, Inc.                                        187,814   $   6,438,264
  Quest Diagnostics                                     2,558         217,302
  Schering-Plough                                      36,183         668,662
  St Jude Medical*                                      4,247         321,286
  Stryker Corp.                                         9,818         539,990
  Tenet Healthcare Corp.*                              11,438         153,384
  Thermo Electron*                                      4,008         123,206
  United Health Group Inc.                             15,401         958,712
  Waters Corporation*                                   2,989         142,814
  Watson Pharmaceuticals*                               2,657          71,473
  WellPoint Health Networks*                            3,741         419,029
  Wyeth                                                32,792       1,185,759
  Zimmer Holdings*                                      5,953         525,055
                                                                -------------
                                                                   35,037,434
                                                                -------------
INDUSTRIALS - 11.55%
  3M Company                                           19,321       1,739,083
  Allied Waste Industries*                              7,880         103,857
  American Power Conversion Corporation                 4,886          96,010
  American Standard*                                    5,376         216,707
  Apollo Group, Inc.*                                   4,338         383,002
  Avery Dennison Corp.                                  2,719         174,043
  Boeing Company                                       20,703       1,057,716
  Burlington Northern Santa Fe                          9,141         320,575
  Caterpillar Inc.                                      8,545         678,815
  Cendant Corporation                                  24,946         610,678
  Cintas Corporation                                    4,201         200,262
  Cooper Industries, Ltd.                               2,298         136,524
  Crane Company                                         1,462          45,892
  CSX Corp.                                             5,267         172,600
  Cummins Inc.                                          1,042          65,125
  Danaher Corp.                                         7,558         391,882
  Deere & Co.                                           5,906         414,247
  Delta Air Lines*                                      3,038          21,631
  Deluxe Corp.                                          1,404          61,074
  Donnelley (R.R.) & Sons                               5,272         174,081
  Dover Corp.                                           4,985         209,869
  Eaton Corp.                                           3,740         242,128
  Emerson Electric                                     10,359         658,314
  Equifax Inc.                                          3,422          84,695
  FedEx Corporation                                     7,342         599,768
  Fluor Corp.                                           2,019          96,246
  General Dynamics                                      4,868         483,392
  General Electric                                    259,045       8,393,058
  Gilead Sciences                                       5,200         348,400
  Goodrich Corporation                                  2,895          93,595
  Grainger (W.W.) Inc.                                  2,246         129,145
  Block H&R                                             4,389         209,268
  Honeywell International Inc.                         21,227         777,545
  Illinois Tool Works                                   7,583         727,134
  Ingersoll-Rand Co. Ltd.                               4,270         291,684
  ITT Industries, Inc.                                  2,270         188,410
  Lockheed Martin Corp.                                11,098         577,984
  Masco Corp.                                          11,398         355,390
  Monster Worldwide*                                    2,775          71,373
  Navistar International Corp.*                         1,691          65,543
  Norfolk Southern Corp.                                9,612         254,910

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       SHARES           VALUE
                                                -----------------------------
INDUSTRIALS - 11.55% (CONTINUED)
  Northrop Grumman Corp.                                9,012   $     483,944
  PACCAR Inc.                                           4,307         249,763
  Pall Corp.                                            3,078          80,613
  Parker-Hannifin                                       2,918         173,504
  Pitney-Bowes                                          5,750         254,438
  Power-One Inc.*                                       2,049          22,498
  Raytheon Co.                                         10,240         366,285
  Robert Half International                             4,215         125,481
  Rockwell Collins                                      4,356         145,142
  Rockwell Automation, Inc.                             4,591         172,208
  Ryder System                                          1,578          63,230
  Southwest Airlines                                   19,386         325,103
  Textron Inc.                                          3,347         198,644
  Thomas & Betts                                        1,439          39,184
  Tyco International                                   49,214       1,630,952
  Union Pacific                                         6,282         373,465
  United Parcel Service                                27,672       2,080,104
  United Technologies                                  12,682       1,160,149
  Waste Management Inc.                                14,344         439,644
                                                                -------------
                                                                   30,306,006
                                                                -------------
INFORMATION TECHNOLOGY - 17.06%
  ADC Telecommunications*                              19,807          56,252
  Adobe Systems                                         5,759         267,793
  Advanced Micro Devices*                               8,584         136,486
  Affiliated Computer*                                  3,325         176,026
  Agilent Technologies*                                11,702         342,635
  Altera Corporation*                                   9,358         207,935
  Analog Devices                                        9,039         425,555
  Andrew Corp.*                                         3,781          75,658
  Apple Computer*                                       8,924         290,386
  Applied Materials, Inc.*                             40,930         803,047
  Applied Micro Circuits*                               7,555          40,192
  Autodesk, Inc.                                        2,745         117,513
  Automatic Data Processing Inc.                       14,632         612,788
  Avaya Inc.*                                          10,266         162,100
  BMC Software*                                         5,573         103,101
  Broadcom Corporation*                                 7,454         348,624
  CIENA Corp.*                                         11,660          43,375
  Cisco Systems, Inc.*                                169,044       4,006,343
  Citrix Systems, Inc.*                                 4,041          82,275
  Computer Associates International                    14,256         400,023
  Computer Sciences Corp.*                              4,611         214,089
  Compuware Corporation*                                9,464          62,462
  Comverse Technology, Inc.*                            4,750          94,715
  Convergys Corp.*                                      3,907          60,168
  Corning Inc.*                                        32,751         427,728
  Dell Inc.*                                           63,032       2,257,806
  Electronic Arts Inc.*                                 7,330         399,852
  Electronic Data Systems                              11,827         226,487
  EMC Corp.*                                           59,143         674,230
  First Data                                           22,114         984,515
  Fiserv, Inc.*                                         4,769         185,466
  Gateway Inc.*                                         7,997          35,987
  Hewlett-Packard                                      75,073       1,584,040
  Intel Corporation                                   159,540       4,403,303
  International Business Machines                      41,804       3,685,023
  Intuit Inc.*                                          4,885         188,463
  Jabil Circuit*                                        4,915   $     123,760
  JDS Uniphase Corporation*                            35,314         133,840
  KLA-Tencor Corporation*                               4,793         236,678
  Lexmark International Inc*                            3,162         305,228
  Linear Technology Corporation                         7,690         303,524
  LSI Logic*                                            9,337          71,148
  Lucent Technologies*                                103,455         391,060
  Maxim Integrated Products, Inc.                       8,090         424,078
  Mercury Interactive Corporation*                      2,215         110,373
  Micron Technology*                                   15,036         230,201
  Microsoft Corporation                               265,509       7,582,937
  Molex Incorporated                                    4,686         150,327
  Motorola Inc.                                        57,318       1,046,054
  National Semiconductor*                               9,122         200,593
  NCR Corp.*                                            2,328         115,446
  Network Appliance, Inc.*                              8,495         182,897
  Novell Inc.*                                          9,198          77,171
  Novellus Systems, Inc.*                               3,751         117,931
  NVIDIA Corporation*                                   4,003          82,062
  Oracle Corporation*                                 128,639       1,534,663
  Parametric Technology*                                6,566          32,830
  Paychex, Inc.                                         9,281         314,440
  PeopleSoft, Inc.*                                     9,236         170,866
  PerkinElmer                                           3,123          62,585
  PMC-Sierra Inc.*                                      4,254          61,045
  QLogic Corporation*                                   2,326          61,848
  QUALCOMM Incorporated                                19,693       1,437,195
  Sabre Holding Corp.                                   3,532          97,872
  Sanmina-SCI Corporation*                             12,741         115,943
  Scientific-Atlanta                                    3,740         129,030
  Siebel Systems, Inc.*                                12,203         130,328
  Solectron*                                           23,606         152,731
  Sun Microsystems, Inc.*                              80,422         349,031
  SunGard Data Systems*                                 7,072         183,872
  Symantec Corporation*                                 7,579         331,809
  Symbol Technologies                                   5,674          83,635
  Tektronix Inc.                                        2,080          70,762
  Tellabs, Inc.*                                       10,278          89,830
  Teradyne Inc.*                                        4,710         106,917
  Texas Instruments                                    42,604       1,030,165
  Unisys Corp.*                                         8,137         112,942
  VERITAS Software Corporation*                        10,522         291,459
  Xerox Corp.*                                         19,487         282,562
  Xilinx, Inc.                                          8,425         280,637
  Yahoo! Inc.*                                         32,360       1,175,639
                                                                -------------
                                                                   44,758,385
                                                                -------------
MATERIALS - 2.93%
  Air Products & Chemicals                              5,591         293,248
  Alcoa Inc                                            21,302         703,605
  Allegheny Technologies Inc                            1,983          35,792
  Ball Corp.                                            1,387          99,933
  Bemis Company                                         2,615          73,874
  Dow Chemical                                         22,686         923,320
  Du Pont (E.I.)                                       24,536       1,089,889
  Eastman Chemical                                      1,904          88,022
  Ecolab Inc.                                           6,340         200,978
  Engelhard Corp.                                       3,090          99,838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       SHARES           VALUE
                                                -----------------------------
MATERIALS - 2.93% (CONTINUED)
  Freeport-McMoRan Copper & Gold                        4,802   $     159,186
  Georgia-Pacific Group                                 6,254         231,273
  Great Lakes Chemical                                  1,245          33,690
  Hercules, Inc.*                                       2,731          33,291
  International Paper                                  11,829         528,756
  International Flavors & Fragrances                    2,306          86,244
  Louisiana Pacific                                     2,607          61,656
  MeadWestvaco Corporation                              4,937         145,098
  Monsanto Co.                                          6,449         248,287
  Newmont Mining Corp.                                 10,635         412,213
  Nucor Corp.                                           1,927         147,917
  Pactiv Corp.*                                         3,871          96,543
  Phelps Dodge*                                         2,198         170,367
  PPG Industries                                        4,182         261,333
  Praxair, Inc.                                         8,004         319,440
  Rohm & Haas                                           5,479         227,817
  Sealed Air Corp.*                                     2,092         111,441
  Sigma-Aldrich Corporation                             1,707         101,754
  Temple-Inland                                         1,336          92,518
  United States Steel Corp.                             2,740          96,229
  Vulcan Materials                                      2,504         119,065
  Weyerhaeuser Corp.                                    5,408         341,353
  Worthington Ind.                                      2,117          43,462
                                                                -------------
                                                                    7,677,432
                                                                -------------
TELECOMMUNICATIONS SERVICES - 3.41%
  ALLTEL Corp.                                          7,680         388,762
  AT&T Corp.                                           19,448         284,525
  AT&T Wireless Services*                              66,804         956,633
  BellSouth                                            45,498       1,192,958
  Century Telephone                                     3,548         106,582
  Citizens Communications*                              6,994          84,627
  Nextel Communications, Inc.*                         27,059         721,393
  Qwest Communications International*                  43,611         156,563
  SBC Communications Inc.                              81,476       1,975,793
  Sprint Corp. FON                                     34,994         615,894
  Verizon Communications                               67,962       2,459,545
                                                                -------------
                                                                    8,943,275
                                                                -------------
UTILITIES - 2.64%
  AES Corp.*                                           15,342         152,346
  Allegheny Energy*                                     3,124          48,141
  Ameren Corporation                                    4,468         191,944
  American Electric Power                               9,724         311,168
  Calpine Corp.*                                       10,186          44,003
  CenterPoint Energy                                    7,539          86,699
  CINergy Corp.                                         4,384         166,592
  CMS Energy*                                           3,965   $      36,200
  Consolidated Edison                                   5,548         220,588
  Constellation Energy Group                            4,117         156,034
  Dominion Resources                                    7,985         503,694
  DTE Energy Co.                                        4,143         167,957
  Duke Energy                                          22,334         453,157
  Dynegy Inc.*                                          9,299          39,614
  Edison International                                  8,014         204,918
  Entergy Corp.                                         5,634         315,560
  Exelon Corp.                                         16,100         535,969
  FirstEnergy Corp.                                     8,117         303,657
  FPL Group                                             4,527         289,502
  Keyspan Energy                                        3,914         143,644
  NICOR Inc.                                            1,083          36,790
  NiSource Inc.                                         6,465         133,308
  Peoples Energy                                          905          38,146
  PG&E Corp.*                                          10,214         285,379
  Pinnacle West Capital                                 2,246          90,716
  PPL Corp.                                             4,364         200,308
  Progress Energy, Inc.                                 6,032         265,710
  Public Serv. Enterprise Inc.                          5,788         231,693
  Sempra Energy                                         5,569         191,741
  Southern Co.                                         18,025         525,429
  TECO Energy                                           4,625          55,454
  TXU Corp.                                             7,976         323,108
  Xcel Energy Inc                                       9,815         164,009
                                                                -------------
                                                                    6,913,178
                                                                -------------
    Total Common Stocks
       (cost $235,871,357)                                        261,835,593
                                                                -------------

                                                    PRINCIPAL           VALUE
                                                -----------------------------
SHORT-TERM INVESTMENTS(3) - .98%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - .83%                                $   2,183,496   $   2,183,496
                                                                -------------
U.S. TREASURY BILL - .15%
  (.870% due 12/31/31)                                400,000   $     398,930
                                                                -------------
    Total Short-Term Investments
       (cost $2,582,359)                                            2,582,426
                                                                -------------
TOTAL INVESTMENTS - 100.77%
   (cost $238,453,716)(1)                                         264,418,019
                                                                -------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 2.49%                                                6,532,177
                                                                -------------
OTHER ASSETS AND LIABILITIES - (3.26%)                             (8,565,558)
                                                                -------------
TOTAL NET ASSETS - 100.00%                                      $ 262,384,638
                                                                =============

*   Non-income producing
(1) For federal income tax purposes, cost is $238,831,706 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $38,885,490 and ($13,299,177), respectively, with a net appreciation / depreciation of $25,586,313.
(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,978,184, $6,532,177, and $1,606,198, respectively.
(3) Securities and other assets with an aggregate value of $570,200 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                                 UNREALIZED
                                                                APPRECIATION/
TYPE                                              CONTRACTS    (DEPRECIATION)
-----------------------------------------------------------------------------
S&P 500 Index (09/04)                                 2        $        4,188

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    SUMMIT MUTUAL FUNDS, INC. -- PINNACLE SERIES
S&P MIDCAP 400 INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)

                                                              SHARES             VALUE
                                                         ------------------------------
COMMON STOCKS - 89.16%
CONSUMER DISCRETIONARY - 16.86%
  Abercrombie & Fitch Co.                                      7,354    $       284,968
  American Eagle Outfitters*                                   5,424            156,808
  American Greetings*                                          5,200            120,536
  AnnTaylor Stores Corp.*                                      5,164            149,653
  Applebee's International                                     6,273            144,404
  Arvinmeritor Inc                                             5,213            102,018
  Bandag, Inc.                                                 1,466             65,281
  Barnes & Noble*                                              5,068            172,211
  Belo Corp.                                                   8,708            233,810
  Blyth Inc                                                    3,464            119,473
  Bob Evans Farms                                              2,659             72,803
  Borders Group                                                5,891            138,085
  Borg Warner Inc.                                             4,172            182,608
  Boyd Gaming Corp.                                            4,914            130,565
  Brinker International*                                       7,358            251,055
  CBRL Group                                                   3,765            116,150
  Caesars Entertainment, Inc.*                                23,076            346,140
  Callaway Golf Co.                                            5,748             65,182
  CarMax Inc.*                                                 7,891            172,576
  Catalina Marketing*                                          4,069             74,422
  Cheesecake Factory*                                          3,939            156,733
  Chico's FAS*                                                 6,628            299,320
  Claire's Stores                                              7,447            161,600
  Coach, Inc.*                                                14,144            639,167
  D.R. Horton                                                 17,634            500,806
  Dollar Tree Stores, Inc.*                                    8,756            240,177
  Emmis Communications*                                        4,164             87,361
  Entercom Communications*                                     3,909            145,806
  Furniture Brands International                               4,251            106,488
  Gentex Corporation                                           5,840            231,731
  GTECH Holdings Corp.                                         4,486            207,747
  Harman International Industries                              5,004            455,364
  Harte-Hanks, Inc.                                            6,652            162,375
  Hovnanian Enterprises Inc.*                                  4,570            158,625
  Inamed Corp.*                                                2,775            174,353
  International Speedway                                       4,050            196,992
  Krispy Kreme Doughnuts*                                      4,587             87,566
  Lear Corporation                                             5,145            303,504
  Lee Enterprises                                              3,395            162,994
  Lennar Corp                                                 11,793            527,383
  Mandalay Resort Group                                        4,939            339,013
  Media General                                                1,791            115,018
  Michaels Stores                                              5,099            280,445
  Modine Mfg.                                                  2,600             82,810
  Mohawk Industries*                                           5,060            371,050
  Moneygram International*                                     6,750            139,050
  99(Cents) Only Stores*                                       5,486             83,662
  O'Reilly Automotive*                                         4,132            186,766
  Outback Steakhouse                                           5,692            235,421
  Pacific Sunwear of California*                               6,000            117,420
  Patterson Dental Company*                                    5,186            396,677
  Payless ShoeSource*                                          5,181             77,249
  PETsMART, Inc.                                              10,861            352,439
  Pier 1 Imports                                               6,777            119,885
  Reader's Digest Association                                  7,537            120,517
  Regis Corp.                                                  3,323            148,173
  Rent-A-Center*                                               6,156            184,249
  Ross Stores, Inc.                                           11,565    $       309,479
  Ruby Tuesday, Inc.                                           4,950            135,878
  Ryland Group                                                 1,900            148,580
  SAKS Inc.*                                                  10,438            156,570
  Scholastic Corp.*                                            2,993             89,640
  Six Flags Inc.*                                              7,046             51,154
  Superior Industries                                          2,036             68,104
  Thor Industries                                              4,400            147,224
  Timberland Co*                                               2,664            172,068
  Toll Brothers*                                               5,557            235,172
  Tupperware Corp.                                             4,450             86,464
  Valassis Communication*                                      3,960            120,661
  Washington Post                                                726            675,187
  Westwood One, Inc.*                                          7,609            181,094
  Williams-Sonoma Inc.*                                        8,894            293,146
                                                                        ---------------
                                                                             14,325,105
                                                                        ---------------
CONSUMER STAPLES - 4.41%
  BJ's Wholesale Club*                                         5,309            132,725
  Church & Dwight                                              3,077            140,865
  Constellation Brands*                                        8,002            297,113
  Dean Foods*                                                 11,873            442,981
  Energizer Holdings Inc.*                                     6,171            277,695
  Hormel Foods Corp.                                          10,543            327,887
  Interstate Bakeries                                          3,410             36,999
  Lancaster Colony                                             2,720            113,261
  PepsiAmericas, Inc.                                         10,417            221,257
  Ruddick Corp.                                                3,526             79,159
  Smithfield Foods*                                            8,428            247,783
  Smucker (J.M.)                                               4,411            202,509
  Tootsie Roll                                                 4,041            131,333
  Tyson Foods                                                 26,662            558,569
  Universal Corp.                                              1,905             97,041
  Whole Foods Market, Inc.                                     4,557            434,966
                                                                        ---------------
                                                                              3,742,143
                                                                        ---------------
ENERGY - 6.37%
  Cooper Cameron Corp*                                         4,108            200,060
  ENSCO International                                         11,402            331,798
  FMC Technologies*                                            5,041            145,180
  Forest Oil*                                                  4,415            120,617
  Grant Prideco*                                               9,243            170,625
  Hanover Compressor*                                          5,603             66,676
  Helmerich & Payne                                            3,812             99,684
  Murphy Oil                                                   6,991            515,237
  National-Oilwell Inc.*                                       6,473            203,835
  Newfield Exploration*                                        4,250            236,895
  Noble Energy, Inc                                            4,317            220,167
  Overseas Shipholding Group                                   2,958            130,537
  Patterson-UTI Energy, Inc.                                   6,161            205,839
  Pioneer Natural Resources                                    8,982            315,089
  Plains Exploration & Production*                             5,650            103,678
  Pogo Producing                                               4,853            239,738
  Pride International*                                        10,325            176,661
  Smith International*                                         7,870            438,831
  Tidewater Inc.                                               4,610            137,378
  Varco International*                                         7,428            162,599
  Western Gas Resources                                        5,606            182,083
  XTO Energy Inc.                                             19,031            566,933
  Weatherford International Ltd.*                              9,900            445,302
                                                                        ---------------
                                                                              5,415,442
                                                                        ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              SHARES             VALUE
                                                         ------------------------------
FINANCIALS - 16.43%
  AMB Property Corp                                            6,222    $       215,468
  Allmerica Financial*                                         4,035            136,383
  American Financial Group                                     5,555            169,816
  AmeriCredit Corp.*                                          11,912            232,641
  AmerUs Group Co.                                             2,981            123,413
  Associated Banc-Corp                                         8,365            247,855
  Astoria Financial                                            6,042            221,016
  Bank of Hawaii Corp.                                         4,255            192,411
  Banknorth Group Inc                                         12,999            422,208
  W. R. Berkley Corp.                                          6,345            272,518
  Brown & Brown Inc.                                           5,226            225,241
  City National Corp.                                          3,725            244,733
  Colonial BancGroup                                           9,471            172,088
  Commerce Bancorp                                             5,773            317,573
  Compass Bancshares                                           9,265            398,395
  Cullen Frost Bankers                                         3,945            176,539
  Dime Bancorp Inc.                                            1,500                165
  Eaton Vance                                                  5,245            200,411
  A.G. Edwards                                                 5,988            203,772
  Everest Re Group                                             4,235            340,325
  Fidelity National Financial                                 13,032            486,615
  First American Corp.                                         6,757            174,939
  FirstMerit Corp.                                             6,420            169,295
  GATX Corp.                                                   3,741            101,755
  Gallagher (Arthur J.)                                        6,854            208,704
  Greater Bay Bancorp                                          3,985            115,167
  Greenpoint Financial Corp.                                  10,152            403,034
  HCC Insurance Holdings                                       4,856            162,239
  Hibernia Corp.                                              11,813            287,056
  Highwoods Properties                                         4,043             95,011
  Horace Mann Educators                                        3,254             56,880
  Hospitality Properties Trust                                 5,067            214,334
  Independence Community Bank                                  6,181            224,988
  IndyMac Bancorp                                              4,232            133,731
  Investors Financial Services                                 4,963            216,288
  Jefferies Group, Inc.                                        4,148            128,256
  LaBranche & Co.                                              4,552             38,328
  Legg Mason                                                   5,037            458,417
  Leucadia National Corp.                                      5,303            263,559
  Liberty Property Trust                                       6,359            255,695
  Mack-Cali Realty                                             4,435            183,520
  Mercantile Bankshares                                        6,057            283,589
  The MONY Group*                                              3,592            112,430
  National Commerce Financial                                 15,612            507,390
  New Plan Excel Realty Trust                                  7,437            173,728
  New York Community Bancorp                                  20,569            403,769
  Ohio Casualty*                                               4,635             93,303
  Old Republic International                                  13,804            327,431
  PMI Group                                                    7,224            314,388
  Protective Life Corp.                                        5,252            203,095
  Radian Group                                                 7,147            342,341
  Raymond James Financial                                      5,550            146,798
  Rayonier Inc.                                                3,718            165,265
  SEI Investments                                              8,020            232,901
  Silicon Valley Bancshares*                                   2,643            104,795
  StanCorp Financial Group                                     2,221            148,807
  TCF Financial                                                5,399            313,412
  United Dominion Realty Trust                                 9,667            191,213
  Unitrin, Inc.                                                5,142            219,049
  Waddell & Reed Financial Investment                          6,269            138,608
  Washington Federal Inc.                                      5,836    $       140,064
  Webster Financial Corp.                                      3,945            185,494
  Westamerica Bancorp                                          2,485            130,338
  Wilmington Trust Corp.                                       5,020            186,844
                                                                        ---------------
                                                                             13,955,834
                                                                        ---------------
HEALTH CARE - 8.87%
  Apogent Technologies*                                        6,882            220,224
  Apria Healthcare Group*                                      3,884            111,471
  Barr Pharmaceuticals, Inc.*                                  7,674            258,614
  Beckman Coulter Inc.                                         4,692            286,212
  Cephalon, Inc.*                                              4,233            228,582
  Charles River Labs*                                          3,482            170,165
  Community Health Systems*                                    7,496            200,668
  Covance Inc.*                                                4,718            182,020
  Coventry Health Care Inc.*                                   6,855            335,210
  Cytyc Corp.*                                                 8,345            211,713
  DENTSPLY International Inc.                                  6,017            313,486
  Edwards Lifesciences Corp.*                                  4,512            157,243
  First Health Group*                                          7,182            112,111
  Health Net, Inc.*                                            8,650            229,225
  Hillenbrand Industries                                       4,702            284,236
  IVAX Corp.*                                                 14,951            358,674
  LifePoint Hospitals*                                         2,868            106,747
  Lincare Holdings*                                            7,485            245,957
  Millennium Pharmaceuticals, Inc.*                           22,910            316,158
  Omnicare, Inc.                                               7,795            333,704
  Oxford Health Plans                                          6,162            339,156
  PacifiCare Health Systems Inc.*                              6,358            245,800
  Par Pharmaceutical Cos.*                                     2,592             91,264
  Perrigo Co.                                                  5,316            100,845
  Protein Design Labs*                                         7,133            136,454
  Renal Care Group*                                            5,250            173,933
  Henry Schein, Inc.*                                          3,321            209,688
  Sepracor Inc.*                                               6,455            341,470
  STERIS Corp.*                                                5,284            119,207
  Triad Hospitals*                                             5,732            213,402
  Universal Health Services                                    4,411            202,421
  Valeant Pharmaceuticals International                        6,324            126,480
  Varian Medical Systems*                                      5,175            410,636
  Vertex Pharmaceuticals*                                      5,911             64,075
  VISX Inc.*                                                   3,679             98,303
                                                                        ---------------
                                                                              7,535,554
                                                                        ---------------
INDUSTRIALS - 11.64%
  AGCO Corp.*                                                  6,642            135,298
  Alaska Air Group*                                            2,032             48,504
  Alexander & Baldwin                                          3,181            106,404
  Allete, Inc.                                                 6,619            220,412
  Alliant Techsystems*                                         3,000            190,020
  Ametek, Inc.                                                 5,081            157,003
  Banta Corp.                                                  1,944             86,332
  The Brink's Company                                          4,129            141,418
  C.H. Robinson Worldwide, Inc.                                6,428            294,660
  CNF Inc.                                                     3,784            157,263
  Career Education Corporation*                                7,619            347,122
  Carlisle Companies                                           2,348            146,163
  ChoicePoint Inc.*                                            6,652            303,730
  Copart Inc.*                                                 6,771            180,786
  Corinthian Colleges*                                         6,736            166,649
  DeVRY Inc.*                                                  5,330            146,149

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              SHARES              VALUE
                                                         ------------------------------
INDUSTRIALS - 11.64% (CONTINUED)
  Donaldson Co.                                                6,600    $       193,380
  Dun & Bradstreet*                                            5,531            298,176
  Dycom Industries*                                            3,674            102,872
  Education Management*                                        5,506            180,927
  Expeditors International of Washington, Inc.                 7,989            394,736
  Fastenal Company                                             5,777            328,307
  Federal Signal                                               3,658             68,075
  Flowserve Corporation*                                       4,211            105,022
  Graco Inc.                                                   5,254            163,137
  Granite Construction                                         3,162             57,643
  HNI Corporation                                              4,429            187,480
  Harsco Corp.                                                 3,108            146,076
  Hubbell Inc.                                                 4,545            212,297
  Hunt(J.B.) Transport Serv Inc.                               6,095            235,145
  ITT Educational Services*                                    3,447            131,055
  Jacobs Engineering Group*                                    4,219            166,144
  JetBlue Airways Corp.*                                       7,720            226,814
  Kelly Services                                               2,640             78,672
  Kennametal Inc.                                              2,743            125,629
  Korn/Ferry International*                                    2,863             55,456
  L-3 Communications Holdings                                  7,960            531,728
  Laureate Education Inc.*                                     3,316            126,804
  Manpower Inc.                                                6,602            335,184
  Miller (Herman)                                              5,560            160,906
  Nordson Corporation                                          2,577            111,764
  Pentair Inc.                                                 7,518            252,906
  Precision Castparts                                          4,908            268,419
  Quanta Services*                                             8,880             55,234
  Republic Services                                           11,702            338,656
  Rollins, Inc.                                                3,440             79,154
  SPX Corp.                                                    5,795            269,120
  Sequa Corp.*                                                   797             46,601
  Sotheby's Holdings*                                          4,703             75,060
  Stericycle Inc.*                                             3,199            165,516
  Swift Transportation*                                        6,364            114,234
  Tecumseh Products Co.                                        1,405             57,872
  Teleflex                                                     3,022            151,553
  Trinity Industries                                           3,527            112,123
  United Rentals*                                              5,865            104,925
  Werner Enterprises                                           6,070            128,077
  York International                                           3,050            125,264
                                                                        ---------------
                                                                              9,896,056
                                                                        ---------------
INFORMATION TECHNOLOGY - 14.35%
  Activision, Inc.*                                           10,119            160,892
  Acxiom Corp.                                                 6,451            160,178
  Adtran Inc.                                                  6,026            201,087
  Advanced Fibre Communications*                               6,613            133,582
  Advent Software, Inc.*                                       2,496             45,103
  Alliance Data Systems*                                       6,075            256,668
  Arrow Electronics*                                           8,591            230,411
  Ascential Software Corp.*                                    4,519             72,259
  Atmel Corp.*                                                35,922            212,658
  Avnet, Inc*                                                  9,116            206,933
  Avocent Corp*                                                3,570            131,162
  BISYS Group*                                                 8,997            126,498
  CDW Corporation                                              6,336            403,983
  CSG Systems International*                                   3,982             82,427
  Cabot Micro-Electronics*                                     1,884             57,669
  Cadence Design Systems*                                     20,026            292,980
  Ceridian Corp.*                                             11,366            255,735
  Certegy, Inc.                                                4,935    $       191,478
  Checkfree Corp*                                              6,060            181,800
  Cognizant Technology Solutions*                              9,720            246,985
  CommScope, Inc.*                                             4,511             96,761
  Credence Systems*                                            7,334            101,209
  Cree Inc.*                                                   5,648            131,485
  Cypress Semiconductor*                                       9,149            129,824
  DST Systems Inc.*                                            6,350            305,372
  Diebold, Inc.                                                5,525            292,107
  Fair, Isaac Corporation                                      5,497            183,490
  Fairchild Semiconductor*                                     8,964            146,741
  Gartner, Inc.*                                               9,843            130,124
  Harris Corp.                                                 5,066            257,100
  Henry (Jack) & Assoc.                                        6,778            136,238
  Imation Corp.                                                2,711            115,516
  Integrated Device Technology*                                7,975            110,374
  Integrated Circuit Systems Inc.*                             5,490            149,108
  Intl Rectifier*                                              4,904            203,124
  Intersil Corporation                                        10,574            229,033
  Keane Inc.*                                                  4,886             66,889
  KEMET Corp.*                                                 6,580             80,408
  LTX Corp.*                                                   4,519             48,850
  Lam Research Corporation*                                    9,935            266,258
  Lattice Semconductor*                                        8,597             60,265
  MPS Group, Inc.*                                             7,952             96,378
  Macrovision Corporation*                                     3,724             93,212
  Macromedia Inc.*                                             5,110            125,451
  McData Corp.*                                                8,780             47,236
  Mentor Graphics*                                             5,188             80,258
  Micrel Inc.*                                                 7,010             85,172
  Microchip Technology Incorporated                           15,782            497,764
  National Instruments                                         5,935            181,908
  Neiman-Marcus Group Inc.*                                    3,728            207,463
  Network Associates Inc.*                                    12,295            222,908
  Newport Corporation*                                         2,966             47,960
  Plantronics Inc.*                                            3,380            142,298
  Plexus Corp*                                                 3,236             43,686
  Polycom Inc.*                                                7,552            169,240
  Powerwave Technologies*                                      7,802             60,075
  Quantum Corp.*                                              13,649             42,312
  RSA Security Inc.*                                           4,581             93,773
  RF Micro Devices, Inc.*                                     14,110            105,825
  Retek Inc.*                                                  4,162             25,555
  Reynolds & Reynolds                                          5,101            117,986
  SanDisk Corporation*                                        12,071            261,820
  Semtech Corp*                                                5,627            132,460
  Silicon Laboratories Inc.*                                   3,785            175,435
  Storage Technology*                                          8,431            244,499
  Sybase Inc.*                                                 7,370            132,660
  Synopsys, Inc.*                                             11,820            336,043
  Tech Data Corp.*                                             4,321            169,081
  3Com Corp.*                                                 28,418            177,613
  Titan Corp.*                                                 6,197             80,437
  Transaction Systems*                                         2,907             62,588
  TriQuint Semiconductor*                                     10,225             55,829
  UTStarcom*                                                   8,600            260,150
  Varian Inc.*                                                 2,630            110,855
  Vishay Intertechnology*                                     12,207            226,806
  Wind River Systems*                                          6,409             75,370
  Zebra Technologies*                                          3,600            313,200
                                                                        ---------------
                                                                             12,192,070
                                                                        ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              SHARES              VALUE
                                                         ------------------------------
MATERIALS - 3.97%
  Airgas Inc.                                                  5,625    $       134,494
  Albemarle Corp.                                              3,130             99,065
  Arch Coal                                                    4,009            146,688
  Bowater Inc.                                                 4,217            175,385
  Cabot Corp.                                                  4,696            191,127
  Crompton Corporation                                         8,487             53,467
  Cytec Industries                                             2,970            134,987
  FMC Corp.*                                                   2,685            115,750
  Ferro Corp.                                                  3,142             83,828
  Glatfelter                                                   3,332             46,915
  IMC Global Inc.                                              8,756            117,330
  Longview Fibre*                                              3,892             57,329
  Lubrizol Corp.                                               3,925            143,734
  Lyondell Chemical Co.                                       13,461            234,087
  Martin Marietta                                              3,722            164,996
  Minerals Technologies                                        1,550             89,900
  Olin Corp.                                                   5,225             92,065
  Packaging Corp. of America                                   8,025            191,798
  Peabody Energy                                               4,628            259,122
  Potlatch Corp.                                               2,187             91,067
  RPM International Inc.                                       8,798            133,730
  Scotts Co*                                                   2,453            156,698
  Sensient Technologies                                        3,554             76,340
  Sonoco Products                                              7,382            188,241
  Valspar Corp                                                 3,852            194,102
                                                                        ---------------
                                                                              3,372,245
                                                                        ---------------
TELCOMMUNICATIONS SERVICES - .46%
  Cincinnati Bell Inc.*                                       18,581             82,500
  Telephone & Data Systems                                     4,370            311,144
                                                                        ---------------
                                                                                393,644
                                                                        ---------------
UTILITIES - 5.80%
  AGL Resources                                                4,894            142,170
  Airtan Holdings Inc.*                                        6,625             93,677
  Alliant Energy                                               8,430            219,854
  Aqua America, Inc.                                           7,054            141,432
  Aquila, Inc.*                                               14,885             52,991
  Black Hills                                                  2,447             77,081
  DPL Incorporated                                             9,629            186,995
  Duquesne Light Holdings, Inc.                                5,731            110,665
  Energy East                                                 11,115            269,539
  Equitable Resources                                          4,737            244,950
  Great Plains Energy Inc.                                     5,619            166,884
  Hawaiian Electric Industries                                 5,742            149,866
  IDACORP Inc. Holding Co.                                     2,908             78,516
  MDU Resources                                                8,626            207,283
  National Fuel Gas                                            6,187            154,675
  Northeast Utilities                                          9,642            187,730
  NSTAR                                                        4,034    $       193,148
  OGE Energy Corp.                                             6,615            168,484
  ONEOK Inc.                                                   7,727            169,917
  PNM Resources, Inc.                                          4,595             95,428
  Pepco Holdings, Inc.                                        13,045            238,464
  Puget Energy, Inc.                                           7,568            165,815
  Questar Corp.                                                6,323            244,321
  SCANA Corp .                                                 8,425            306,417
  Sierra Pacific*                                              8,915             68,735
  Vectren Corporation                                          5,755            144,393
  WGL Holdings, Inc.                                           3,697            106,178
  WPS Resources                                                2,753            127,602
  Westar Energy, Inc                                           6,296            125,353
  Wisconsin Energy                                             8,952            291,925
                                                                        ---------------
                                                                              4,930,488
                                                                        ---------------
    Total Common Stocks
       (cost $69,068,092)                                                    75,758,581
                                                                        ---------------

UNIT INVESTMENT TRUST(3) - .51%
  S&P MidCap 400 Depositary Receipts                           3,913            434,734
                                                                        ---------------
    Total Unit Investment Trust
       (cost $316,101)                                                          434,734
                                                                        ---------------

SHORT-TERM INVESTMENTS(3) - 9.10%
NORTHERN TRUST DIVERSIFIED
ASSETS PORTFOLIO - 4.70%                                   3,994,393    $     3,994,393
                                                                        ---------------

                                                           PRINCIPAL              VALUE
                                                         ------------------------------
U.S. TREASURY BILL - 4.40%
  (1.000% due 09/16/04)                                  $ 3,750,000    $     3,739,973
                                                                        ---------------
    Total Short-Term Investments
       (cost $7,733,733)                                                      7,734,366
                                                                        ---------------

TOTAL INVESTMENTS - 98.77%
   (cost $77,117,926)(1)                                                     83,927,681
                                                                        ---------------

NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 18.77%                                                  15,946,343
                                                                        ---------------

OTHER ASSETS AND LIABILITIES - (17.54%)                                     (14,900,010)
                                                                        ---------------
TOTAL NET ASSETS - 100.00%                                              $    84,974,014
                                                                        ===============

*   Non-income producing
(1) For federal income tax purposes, cost is $77,867,303 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $11,066,453 and ($5,006,076), respectively, with a net appreciation/depreciation of $6,060,377.
(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $16,814,845, $15,946,343, and $1,197,996, respectively.
(3) Securities and other assets with an aggregate value of $8,515,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                        UNREALIZED
                                                       APPRECIATION/
TYPE                                 CONTRACTS        (DEPRECIATION)
--------------------------------------------------------------------
S&P MidCap 400 Index (03/04)             27              $   186,050
S&P MidCap 400 Index Mini (03/04)         5              $     9,825

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BALANCED INDEX PORTFOLIO                                 SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)

                                                           SHARES          VALUE
                                                     ---------------------------
COMMON STOCKS - 59.80%
CONSUMER DISCRETIONARY - 6.55%
  AutoNation, Inc.*                                           512   $      8,755
  AutoZone Inc.*                                              166         13,297
  Bed Bath & Beyond Inc.*                                     571         21,955
  Best Buy Co., Inc.                                          618         31,357
  Big Lots, Inc.*                                             222          3,210
  Black & Decker Corp.                                        152          9,444
  Boise Cascade                                               124          4,667
  Brunswick Corp.                                             189          7,711
  Carnival Corp.                                            1,205         56,635
  Centex Corp.                                                237         10,843
  Circuit City Group                                          382          4,947
  Clear Channel Communications                              1,170         43,232
  Comcast Corp.*                                            4,289        120,221
  Cooper Tire & Rubber                                        143          3,289
  Dana Corp.                                                  285          5,586
  Darden Restaurants                                          312          6,412
  Delphi Corporation                                        1,071         11,438
  Dillard Inc.                                                161          3,590
  Walt Disney Co.                                           3,925        100,048
  Dollar General                                              631         12,342
  Dow Jones & Co.                                             157          7,081
  Eastman Kodak                                               549         14,812
  eBay Inc.*                                                1,140        104,823
  Family Dollar Stores                                        332         10,099
  Federated Dept. Stores                                      347         17,038
  Ford Motor                                                3,497         54,727
  Fortune Brands, Inc.                                        282         21,271
  Gannett Co.                                                 520         44,122
  Gap (The)                                                 1,714         41,565
  General Motors                                            1,079         50,271
  Genuine Parts                                               333         13,213
  Goodyear Tire & Rubber*                                     337          3,063
  Harley-Davidson                                             566         35,058
  Harrah's Entertainment                                      217         11,740
  Hasbro Inc.                                                 337          6,403
  Hilton Hotels                                               730         13,622
  Home Depot                                                4,265        150,128
  International Game Technology                               640         24,704
  Interpublic Group*                                          650          8,925
  Johnson Controls                                            355         18,950
  Jones Apparel Group                                         242          9,554
  KB Home                                                      91          6,245
  Knight-Ridder Inc.                                          152         10,944
  Kohl's Corp.*                                               650         27,482
  Leggett & Platt                                             367          9,803
  Limited Brands, Inc.                                        904         16,905
  Liz Claiborne, Inc.                                         219          7,880
  Lowe's Cos.                                               1,499         78,772
  Marriott International                                      434         21,648
  Mattel, Inc.                                                808         14,746
  May Dept. Stores                                            557         15,312
  Maytag Corp.                                                152          3,726
  McDonald's Corp.                                          2,411         62,686
  McGraw-Hill                                                 365         27,948
  Meredith Corp.                                               97   $      5,331
  New York Times                                              288         12,876
  Newell Rubbermaid Co.                                       524         12,314
  NIKE Inc.                                                   505         38,254
  Nordstrom                                                   273         11,633
  Office Depot*                                               598         10,710
  Omnicom Group                                               362         27,472
  Penney (J.C.)                                               538         20,315
  Pulte Homes, Inc.                                           178          9,261
  RadioShack Corp                                             312          8,933
  Reebok International                                        122          4,390
  Sears, Roebuck & Co.                                        425         16,048
  Sherwin-Williams                                            277         11,509
  Snap-On Inc.                                                113          3,791
  Stanley Works                                               157          7,156
  Staples, Inc.                                               948         27,786
  Starbucks Corporation*                                      754         32,784
  Starwood Hotels & Resorts                                   392         17,581
  TJX Companies Inc.                                          955         23,054
  Target Corp.                                              1,743         74,025
  Tiffany & Co.                                               280         10,318
  Time Warner Inc.*                                         8,686        152,700
  Toys R Us, Inc.*                                            409          6,515
  Tribune Co.                                                 623         28,371
  Union Planter Corp.*                                        364         10,851
  Univision Communications*                                   459         14,656
  V.F. Corp.                                                  210         10,227
  Viacom Inc.*                                              3,317        118,483
  Visteon Corp.                                               248          2,894
  Wendy's International                                       218          7,595
  Whirlpool Corp.                                             142          9,741
  Yum! Brands, Inc*                                           554         20,620
                                                                    ------------
                                                                       2,212,439
                                                                    ------------
CONSUMER STAPLES - 6.70%
  Alberto-Culver                                              180          9,025
  Albertson's                                                 707         18,764
  Altria Group, Inc.                                        3,914        195,896
  Anheuser-Busch                                            1,546         83,484
  Archer-Daniels-Midland                                    1,242         20,841
  Avon Products                                               901         41,572
  Brown-Forman Corp.                                          234         11,295
  CVS Corp.                                                   758         31,851
  Campbell Soup                                               786         21,128
  Clorox Co.                                                  407         21,888
  Coca Cola Co.                                             4,662        235,338
  Coca-Cola Enterprises                                       884         25,627
  Colgate-Palmolive                                         1,020         59,619
  ConAgra Foods, Inc.                                       1,011         27,378
  Coors (Adolph)                                               79          5,715
  Costco Wholesale Corporation                                875         35,936
  General Mills                                               726         34,507
  Gillette Co.                                              1,925         81,620
  Heinz (H.J.)                                                672         26,342
  Hershey Foods                                               497         22,996
  Kellogg Co.                                                 783         32,769
  Kimberly-Clark                                              962         63,377

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           SHARES          VALUE
                                                     ---------------------------
CONSUMER STAPLES - 6.70% (CONTINUED)
  Kroger Co.*                                               1,426   $     25,953
  McCormick & Co.                                             266          9,044
  Pepsi Bottling Group                                        495         15,117
  PepsiCo Inc.                                              3,266        175,972
  Procter & Gamble                                          4,913        267,464
  RJ Reynolds Tobacco                                         164         11,085
  Safeway Inc.*                                               856         21,691
  Sara Lee Corp.                                            1,509         34,692
  Supervalu Inc.                                              267          8,173
  Sysco Corp.                                               1,224         43,905
  UST Inc.                                                    316         11,376
  Wal-Mart Stores                                           8,211        433,212
  Walgreen Co.                                              1,955         70,791
  Winn-Dixie                                                  272          1,958
  Wrigley (Wm) Jr                                             429         27,048
                                                                    ------------
                                                                       2,264,449
                                                                    ------------
ENERGY - 3.89%
  Amerada Hess                                                181         14,333
  Anadarko Petroleum                                          480         28,128
  Apache Corp.                                                604         26,304
  Ashland Inc.                                                136          7,182
  BJ Services*                                                308         14,119
  Baker Hughes                                                636         23,945
  Burlington Resources                                        760         27,497
  ChevronTexaco Corp.                                       2,043        192,267
  ConocoPhillips                                            1,306         99,635
  Devon Energy Corp.                                          260         17,160
  EOG Resources                                               230         13,733
  El Paso Corp.                                             1,065          8,392
  Exxon Mobil Corp.                                        12,517        555,880
  Halliburton Co.                                             840         25,418
  Kerr-McGee                                                  194         10,431
  Kinder Morgan                                               217         12,866
  Marathon Oil Corp.                                          620         23,461
  Nabors Industries Ltd.*                                     285         12,888
  Noble Corporation*                                          258          9,776
  Occidental Petroleum                                        744         36,017
  Rowan Cos.*                                                 202          4,915
  Schlumberger Ltd.                                         1,122         71,258
  Sunoco., Inc.                                               146          9,289
  Transocean Inc.*                                            611         17,682
  Unocal Corp.                                                507         19,266
  Valero Energy                                               250         18,440
  Williams Cos.                                               993         11,817
                                                                    ------------
                                                                       1,312,099
                                                                    ------------
FINANCIALS - 12.14%
  ACE Limited                                                 539         22,789
  AFLAC Inc.                                                  974         39,749
  Allstate Corp.                                            1,345         62,610
  Ambac Financial Group                                       214         15,716
  American Express                                          2,445        125,624
  American International Group                              4,984        355,260
  AmSouth Bancorporation                                      676         17,218
  Aon Corp.                                                   552         15,715
  Apartment Investment & Management                           182          5,666
  BB&T Corporation                                            895         33,088
  Bank of America Corp.                                     3,902   $    330,187
  Bank of New York                                          1,480         43,630
  Banc one Corp.                                            2,147        109,497
  Bear Stearns Cos.                                           201         16,946
  Capital One Financial                                       422         28,856
  Charter One Financial                                       429         18,958
  Chubb Corp.                                                 362         24,681
  Cincinnati Financial                                        322         14,018
  Citigroup Inc.                                            9,872        459,048
  Comerica Inc.                                               337         18,495
  Countrywide Financial Corp.                                 489         34,352
  E*Trade Financial Corp.*                                    701          7,816
  Equity Office Properties                                    771         20,971
  Equity Residential                                          536         15,935
  Federal Home Loan Mortgage                                1,316         83,303
  Fannie Mae                                                1,854        132,301
  Federated Investors Inc.                                    200          6,068
  Fifth Third Bancorp                                       1,076         57,867
  First Horizon National                                      240         10,913
  Franklin Resources                                          479         23,988
  Golden West Financial                                       292         31,054
  Goldman Sachs Group                                         916         86,251
  Hartford Financial Services Group                           464         31,895
  Huntington Bancshares                                       440         10,076
  J.P. Morgan Chase & Co.                                   3,962        153,607
  Janus Capital Group                                         458          7,552
  Jefferson-Pilot                                             270         13,716
  KeyCorp                                                     787         23,523
  Lehman Bros.                                                522         39,281
  Lincoln National                                            344         16,254
  Loews Corp.                                                 357         21,406
  M&T Bank Corp.                                              227         19,817
  MBIA Inc.                                                   276         15,765
  MBNA Corp.                                                2,443         63,005
  MGIC Investment                                             190         14,413
  Marsh & McLennan                                          1,002         45,472
  Marshall & Ilsley Corp.                                     424         16,574
  Mellon Bank Corp.                                           817         23,963
  Merrill Lynch                                             1,828         98,675
  MetLife Inc.                                              1,446         51,839
  Moody's Corp                                                289         18,688
  Morgan Stanley                                            2,098        110,711
  National City Corp.                                       1,283         44,917
  North Fork Bancorporation                                   324         12,328
  Northern Trust Corp.                                        421         17,800
  PNC Bank Corp.                                              539         28,610
  Plum Creek Timber Co.                                       351         11,436
  T. Rowe Price Group                                         243         12,247
  Principal Financial Group                                   609         21,181
  Progressive Corp.                                           416         35,485
  ProLogis                                                    347         11,423
  Providian Financial Corp.*                                  556          8,157
  Prudential Financial                                      1,007         46,795
  Regions Financial Corporation                               422         15,424
  SLM Corporation                                             843         34,099
  SAFECO Corp.                                                275         12,100
  Sovereign Bancorp Inc.                                      575         12,705

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           SHARES          VALUE
                                                     ---------------------------
FINANCIALS - 12.14% (CONTINUED)
  St. Paul Travelers Cos.                                   1,257   $     50,959
  Charles Schwab                                            2,609         25,072
  Simon Property Group, Inc                                   370         19,025
  SouthTrust Corp.                                            631         24,489
  State Street Corp.                                          640         31,386
  SunTrust Banks                                              541         35,160
  Synovus Financial                                           580         14,686
  Torchmark Corp.                                             216         11,621
  U.S. Bancorp                                              3,624         99,877
  UnumProvident Corp.                                         519          8,252
  Wachovia Corp.                                            2,516        111,963
  Washington Mutual                                         1,659         64,104
  Wells Fargo                                               3,228        184,738
  XL Capital                                                  264         19,921
  Zions Bancorp                                               173         10,631
                                                                    ------------
                                                                       4,101,393
                                                                    ------------
HEALTH CARE - 8.05%
  Abbott Labs                                               2,980        121,465
  Aetna Inc.                                                  291         24,735
  Allergan, Inc.                                              251         22,470
  AmerisourceBergen Corp.                                     220         13,152
  Amgen Inc.*                                               2,430        132,605
  Anthem, Inc.*                                               265         23,733
  Applera Corp-Applied Biosystems Group                       387          8,416
  Bard (C.R.) Inc.                                            201         11,387
  Bausch & Lomb                                               103          6,702
  Baxter International Inc.                                 1,167         40,273
  Becton, Dickinson                                           484         25,071
  Biomet, Inc.                                                488         21,687
  Biogen Idec Inc*                                            649         41,049
  Boston Scientific*                                        1,590         68,052
  Bristol-Myers Squibb                                      3,716         91,042
  CIGNA Corp.                                                 274         18,854
  Cardinal Health, Inc.                                       821         57,511
  Caremark Rx*                                                872         28,724
  Chiron Corporation*                                         367         16,383
  Express Scripts, Inc.*                                      150         11,885
  Forest Laboratories*                                        707         40,037
  Genzyme Corp.*                                              440         20,825
  Guidant Corp.                                               598         33,416
  HCA Inc.                                                    935         38,887
  Health Management Assoc.                                    466         10,448
  Hospira Inc.*                                               299          8,252
  Humana Inc.*                                                309          5,222
  IMS Health Inc.                                             455         10,665
  Johnson & Johnson                                         5,671        315,875
  King Pharmaceuticals*                                       462          5,290
  Lilly (Eli) & Co.                                         2,155        150,655
  Manor Care Inc.                                             172          5,621
  McKesson Corp.                                              558         19,156
  Medco Health Solutions Inc.*                                518         19,425
  MedImmune, Inc.*                                            450         10,530
  Medtronic Inc.                                            2,316        112,836
  Merck & Co.                                               4,246        201,685
  Millipore Corp.*                                             99          5,581
  Mylan Laboratories                                          500         10,125
  Pfizer, Inc.                                             14,605   $    500,659
  Quest Diagnostics                                           200         16,990
  St Jude Medical*                                            341         25,797
  Schering-Plough                                           2,813         51,984
  Stryker Corp.                                               763         41,965
  Tenet Healthcare Corp.*                                     891         11,948
  Thermo Electron*                                            318          9,775
  United Health Group Inc.                                  1,174         73,082
  Waters Corporation*                                         233         11,133
  Watson Pharmaceuticals*                                     208          5,595
  WellPoint Health Networks*                                  268         30,019
  Wyeth                                                     2,547         92,100
  Zimmer Holdings*                                            428         37,750
                                                                    ------------
                                                                       2,718,524
                                                                    ------------
INDUSTRIALS - 6.92%
  3M Company                                                1,494        134,475
  Allied Waste Industries*                                    408          5,377
  American Power Conversion Corporation                       382          7,506
  American Standard*                                          414         16,688
  Apollo Group, Inc.*                                         340         30,019
  Avery Dennison Corp.                                        212         13,570
  Block H&R                                                   337         16,068
  Boeing Company                                            1,614         82,459
  Burlington Northern Santa Fe                                711         24,935
  CSX Corp.                                                   412         13,501
  Caterpillar Inc.                                            654         51,954
  Cendant Corporation                                       1,940         47,491
  Cintas Corporation                                          328         15,636
  Cooper Industries, Ltd.                                     179         10,634
  Crane Company                                               116          3,641
  Cummins Inc.                                                 89          5,563
  Danaher Corp.                                               588         30,488
  Deere & Co.                                                 476         33,387
  Delta Air Lines*                                            247          1,759
  Deluxe Corp.                                                 99          4,307
  Donnelley (R.R.) & Sons                                     410         13,538
  Dover Corp.                                                 388         16,335
  Eaton Corp.                                                 290         18,775
  Emerson Electric                                            806         51,221
  Equifax Inc.                                                263          6,509
  FedEx Corporation                                           570         46,563
  Fluor Corp.                                                 164          7,818
  General Dynamics                                            381         37,833
  General Electric                                         20,125        652,050
  Gilead Sciences Inc.                                        400         26,800
  Goodrich Corporation                                        219          7,080
  Grainger (W.W.) Inc.                                        174         10,005
  Honeywell International Inc.                              1,635         59,890
  ITT Industries, Inc.                                        178         14,774
  Illinois Tool Works                                         591         56,671
  Ingersoll-Rand Co. Ltd.                                     332         22,679
  Lockheed Martin Corp.                                       856         44,580
  Masco Corp.                                                 841         26,222
  Monster Worldwide*                                          206          5,298
  Navistar International Corp.*                               134          5,194
  Norfolk Southern Corp.                                      748         19,837

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           SHARES          VALUE
                                                     ---------------------------
INDUSTRIALS - 6.92% (CONTINUED)
  Northrop Grumman Corp.                                      584   $     31,361
  PACCAR Inc.                                                 338         19,601
  Pall Corp.                                                  239          6,259
  Parker-Hannifin                                             229         13,616
  Pitney-Bowes                                                444         19,647
  Power-One Inc.*                                             153          1,680
  Raytheon Co.                                                734         26,255
  Robert Half International                                   328          9,765
  Rockwell Automation, Inc.                                   356         13,354
  Rockwell Collins                                            340         11,329
  Ryder System                                                128          5,129
  Southwest Airlines                                        1,506         25,256
  Textron Inc.                                                265         15,728
  Thomas & Betts                                              114          3,104
  Tyco International                                        3,825        126,761
  Union Pacific                                               494         29,368
  United Parcel Service                                     2,149        161,540
  United Technologies                                         938         85,808
  Waste Management Inc.                                     1,112         34,083
                                                                    ------------
                                                                       2,338,774
                                                                    ------------
INFORMATION TECHNOLOGY - 10.19%
  ADC Telecommunications*                                   1,543          4,382
  Adobe Systems                                               455         21,158
  Advanced Micro Devices*                                     660         10,494
  Affiliated Computer*                                        261         13,817
  Agilent Technologies*                                       916         26,820
  Altera Corporation*                                         718         15,954
  Analog Devices                                              715         33,662
  Andrew Corp.*                                               174          3,482
  Apple Computer*                                             702         22,843
  Applied Materials, Inc.*                                  3,207         62,921
  Applied Micro Circuits*                                     595          3,165
  Autodesk, Inc.                                              217          9,290
  Automatic Data Processing Inc.                            1,131         47,366
  Avaya Inc.*                                                 685         10,816
  BMC Software*                                               428          7,918
  Broadcom Corporation*                                       497         23,245
  CIENA Corp.*                                                695          2,585
  Cisco Systems, Inc.*                                     12,982        307,673
  Citrix Systems, Inc.*                                       327          6,658
  Computer Associates International                         1,116         31,315
  Computer Sciences Corp.*                                    361         16,761
  Compuware Corporation*                                      735          4,851
  Comverse Technology, Inc.*                                  359          7,159
  Convergys Corp.*                                            276          4,252
  Corning Inc.*                                             2,317         30,260
  Dell Inc.*                                                4,833        173,118
  EMC Corp.*                                                4,565         52,041
  Electronic Arts Inc.*                                       578         31,530
  Electronic Data Systems                                     923         17,675
  First Data                                                1,520         67,670
  Fiserv, Inc.*                                               380         14,778
  Gateway Inc.*                                               646          2,907
  Hewlett-Packard                                           5,830        123,013
  Intel Corporation                                        12,391        341,992
  International Business Machines                           3,229        284,636
  Intuit Inc.*                                                368   $     14,197
  JDS Uniphase Corporation*                                 2,744         10,400
  Jabil Circuit*                                              387          9,745
  KLA-Tencor Corporation*                                     384         18,963
  LSI Logic*                                                  728          5,547
  Lexmark International Inc*                                  248         23,939
  Linear Technology Corporation                               592         23,366
  Lucent Technologies*                                      8,025         30,335
  Maxim Integrated Products, Inc.                             613         32,134
  Mercury Interactive Corporation*                            172          8,570
  Microsoft Corporation                                    20,608        588,564
  Micron Technology*                                        1,162         17,790
  Molex Incorporated                                          365         11,709
  Motorola Inc.                                             4,463         81,450
  NCR Corp.*                                                  190          9,422
  National Semiconductor*                                     687         15,107
  Network Appliance, Inc.*                                    657         14,145
  Novell Inc.*                                                711          5,965
  Novellus Systems, Inc.*                                     281          8,835
  NVIDIA Corporation*                                         300          6,150
  Oracle Corporation*                                       9,966        118,894
  PMC-Sierra Inc.*                                            331          4,750
  Parametric Technology*                                      512          2,560
  Paychex, Inc.                                               720         24,394
  PeopleSoft, Inc.*                                           595         11,008
  PerkinElmer                                                 212          4,248
  QLogic Corporation*                                         170          4,520
  QUALCOMM Incorporated                                     1,539        112,316
  Sabre Holding Corp.                                         266          7,371
  Sanmina-SCI Corporation*                                    995          9,055
  Scientific-Atlanta                                          294         10,143
  Siebel Systems, Inc.*                                       942         10,061
  Solectron*                                                1,680         10,870
  Sun Microsystems, Inc.*                                   6,338         27,507
  SunGard Data Systems*                                       553         14,378
  Symantec Corporation*                                       600         26,268
  Symbol Technologies                                         450          6,633
  Tektronix Inc.                                              163          5,545
  Tellabs, Inc.*                                              793          6,931
  Teradyne Inc.*                                              373          8,467
  Texas Instruments                                         3,308         79,987
  Unisys Corp.*                                               635          8,814
  VERITAS Software Corporation*                               827         22,908
  Xilinx, Inc.                                                668         22,251
  Xerox Corp.*                                              1,437         20,837
  Yahoo! Inc.*                                              2,404         87,337
                                                                    ------------
                                                                       3,442,593
                                                                    ------------
MATERIALS - 1.77%
  Air Products & Chemical                                     435         22,816
  Alcoa Inc                                                 1,658         54,764
  Allegheny Technologies Inc                                  164          2,960
  Ball Corp.                                                  110          7,926
  Bemis Company                                               207          5,848
  Dow Chemical                                              1,781         72,487
  Du Pont (E.I.)                                            1,912         84,931
  Eastman Chemical                                            150          6,935

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           SHARES          VALUE
                                                     ---------------------------
MATERIALS - 1.77% (CONTINUED)
  Ecolab Inc.                                                 491   $     15,565
  Engelhard Corp.                                             238          7,690
  Freeport-McMoRan Copper & Gold                              330         10,940
  Georgia-Pacific Group                                       493         18,231
  Great Lakes Chemical                                         99          2,679
  Hercules, Inc.*                                             212          2,584
  International Flavors & Fragrances                          181          6,769
  International Paper                                         926         41,392
  Louisiana Pacific                                           209          4,943
  MeadWestvaco Corporation                                    385         11,315
  Monsanto Co.                                                481         18,519
  Newmont Mining Corp.                                        837         32,442
  Nucor Corp.                                                 152         11,668
  PPG Industries                                              328         20,497
  Pactiv Corp.*                                               295          7,356
  Phelps Dodge*                                               170         13,176
  Praxair, Inc.                                               620         24,744
  Rohm & Haas                                                 428         17,796
  Sealed Air Corp.*                                           163          8,683
  Sigma-Aldrich Corporation                                   134          7,988
  Temple-Inland                                               113          7,825
  United States Steel Corp.                                   190          6,673
  Vulcan Materials                                            197          9,366
  Weyerhaeuser Corp.                                          449         28,341
  Worthington Ind.                                            168          3,449
                                                                    ------------
                                                                         599,298
                                                                    ------------
TELECOMMUNICATIONS SERVICES- 2.05%
  AT&T Corp.                                                1,511         22,105
  AT&T Wireless Services*                                   5,202         74,493
  ALLTEL Corp.                                                590         29,866
  BellSouth                                                 3,512         92,085
  Century Telephone                                           267          8,021
  Citizens Communications*                                    552          6,678
  Nextel Communications, Inc.*                              1,986         52,947
  Qwest Communications International*                       3,403         12,217
  SBC Communications Inc.                                   6,330        153,503
  Sprint Corp. FON                                          2,715         47,784
  Verizon Communications                                    5,286        191,300
                                                                    ------------
                                                                         690,999
                                                                    ------------
UTILITIES - 1.54%
  AES Corp.*                                                1,163         11,549
  Allegheny Energy*                                           233          3,591
  Ameren Corporation                                          296         12,716
  American Electric Power                                     740         23,680
  CMS Energy*                                                 260          2,374
  Calpine Corp.*                                              757          3,270
  CenterPoint Energy                                          586          6,739
  CINergy Corp.                                               343         13,034
  Consolidated Edison                                         441         17,534
  Constellation Energy Group                                  323         12,242
  DTE Energy Co.                                              320         12,973
  Dominion Resources                                          513         32,360
  Duke Energy                                               1,692         34,332
  Dynegy Inc.*                                                689          2,935
  Edison International                                        623         15,930
  Entergy Corp.                                               441         24,700
  Exelon Corp.                                              1,260   $     41,945
  FPL Group                                                   353         22,574
  FirstEnergy Corp.                                           629         23,531
  Keyspan Energy                                              304         11,157
  NICOR Inc.                                                   86          2,921
  NiSource Inc.                                               447          9,217
  PG&E Corp.*                                                 797         22,268
  PPL Corp.                                                   311         14,275
  Peoples Energy                                               76          3,203
  Pinnacle West Capital                                       183          7,391
  Progress Energy, Inc.                                       450         19,823
  Public Serv. Enterprise Inc.                                451         18,054
  Sempra Energy                                               441         15,184
  Southern Co.                                              1,404         40,927
  TECO Energy                                                 300          3,597
  TXU Corp.                                                   569         23,050
  Xcel Energy Inc                                             727         12,148
                                                                    ------------
                                                                         521,224
                                                                    ------------
    Total Common Stocks
      (cost $20,618,966)                                              20,201,792
                                                                    ------------
UNIT INVESTMENT TRUST - .32%
  S&P 500 Depositary Receipts                                 961        110,063
                                                                    ------------
    Total Unit Investment Trust
      (cost $110,409)                                                    110,063
                                                                    ------------

                                                        PRINCIPAL          VALUE
                                                     ---------------------------
U.S. TREASURY OBLIGATIONS - 13.05%
U.S. TREASURY NOTES - 13.05%
  5.875% due 11/15/04                                $    300,000   $    304,734
  6.500% due 05/15/05                                     400,000        415,312
  5.750% due 11/15/05                                   1,075,000      1,124,005
  7.000% due 07/15/06                                     250,000        270,869
  6.125% due 08/15/07                                     100,000        108,488
  5.500% due 02/15/08                                     200,000        214,164
  4.750% due 11/15/08                                     200,000        208,875
  6.000% due 08/15/09                                      50,000         54,943
  5.750% due 08/15/10                                     180,000        196,256
  4.375% due 08/15/12                                     275,000        273,722
  6.250% due 08/15/23                                     250,000        276,836
  6.125% due 11/15/27                                     500,000        547,910
  5.250% due 11/15/28                                     200,000        195,945
  6.125% due 08/15/29                                     195,000        214,500
                                                                    ------------
    Total U.S. Treasury Obligations
      (cost $4,482,084)                                                4,406,559
                                                                    ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 5.17%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 5.17%
  3.500% due 09/15/07                                   1,750,000      1,745,021
                                                                    ------------
    Total U.S. Government Agency Obligations
      (cost $1,800,848)                                                1,745,021
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        PRINCIPAL          VALUE
                                                     ---------------------------
MORTGAGE-BACKED SECURITIES - 10.97%
  FNCL (7.000% due 07/01/29)                         $    667,984   $    707,156
  FNCL (6.500% due 08/01/32)                              252,071        262,655
  FNCL (6.000% due 08/01/33)                              444,148        453,958
  FNCL (5.500% due 07/01/33)                              444,997        444,154
  FNCL (5.500% due 11/01/33)                              715,348        713,992
  FGCI (5.000% due 05/01/18)                              938,455        941,487
  FGCI (4.500% due 09/01/18)                              185,129        181,313
                                                                    ------------
    Total Mortgage-Backed Securities
      (cost $3,761,258)                                                3,704,715
                                                                    ------------
CORPORATE BONDS - 8.85%
BANK, BANK HOLDING COMPANIES&
OTHER BANK SERVICES - 1.51%
  Key Bank (5.000% due 07/17/07)                          315,000        327,859
  UPC (4.375% due 12/01/10)                               190,000        184,036
                                                                    ------------
                                                                         511,895
                                                                    ------------
CAPITAL GOODS - 1.29%
  Burlington Resources (6.500% due 12/01/11)              150,000        163,863
  Honeywell International (7.500% due 03/01/10)           125,000        142,986
  Masco Corp. ( 5.875% due 07/15/12)                      125,000        129,826
                                                                    ------------
                                                                         436,675
                                                                    ------------
CONSUMER CYCLICALS -1.73%
  Amgen (6.500% due 12/01/07)                             150,000        163,560
  Ford Motor Credit Corp. (6.375% due 02/01/29)           500,000        422,556
                                                                    ------------
                                                                         586,116
                                                                    ------------
CONSUMER NON-DURABLE - .71%
  Campbell Soup Co. (5.875% due 10/01/08)                 225,000        239,111
                                                                    ------------
ENERGY - .43%
  Colonial Pipeline Co. (7.750% due 11/01/10)(2)          125,000        144,236
                                                                    ------------
MANUFACTURING - 2.24%
  Champion International Corp.(7.200% due 11/01/26)       450,000        502,292
  Weyerhauser Co. (5.250% due 12/15/09)                   250,000        254,728
                                                                    ------------
                                                                         757,020
                                                                    ------------
TELECOMMUNICATION - .94%
  Public Services Inc. (6.625% due 02/15/11)         $    150,000   $    164,297
  TIAA Global Market (4.125% due 11/15/07)(2)             150,000        151,693
                                                                    ------------
                                                                         315,990
                                                                    ------------
    Total Corporate Bonds (cost $3,029,662)                            2,991,043
                                                                    ------------

                                                           SHARES          VALUE
                                                     ---------------------------
SHORT-TERM INVESTMENTS(4) - 5.77%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 5.47%                                       1,848,762   $  1,848,762
                                                                    ------------

                                                        PRINCIPAL          VALUE
                                                     ---------------------------
U.S. TREASURY BILL - 0.30%
  (.870% due 03/18/04)                               $    100,000   $     99,733
                                                                    ------------
    Total Short-Term Investments
      (cost $1,948,492)                                                1,948,495
                                                                    ------------
TOTAL INVESTMENTS - 103.93%
  (cost $35,751,719)(1)                                               35,107,688
                                                                    ------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 13.29%                                                  4,488,568
                                                                    ------------
OTHER ASSETS AND LIABILITIES - (17.22%)                               (5,815,539)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 33,780,717
                                                                    ============

*   Non-income producing

(1) For federal income tax purposes, cost is $35,790,879 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $1,606,048 and ($2,289,239), respectively, with a net appreciation / depreciation of ($683,191).

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $6,549,503, $4,488,568, and $2,170,479, respectively.

(4) Securities and other assets with an aggregate value of $456,030 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                    UNREALIZED
                                                   APPRECIATION/
TYPE                                  CONTRACTS   (DEPRECIATION)
----------------------------------------------------------------
S&P 500 Index (09/04)                    1           $  1,888
S&P 500 Index Mini (09/04)               1           $  2,242

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
NASDAQ-100 INDEX PORTFOLIO                               SCHEDULE OF INVESTMENTS

JUNE 30, 2004 (UNAUDITED)

                                                            SHARES           VALUE
                                                     -----------------------------
COMMON STOCKS - 88.71%
BASIC INDUSTRIES - .29%
  Sigma-Aldrich Corporation                                  1,254   $      74,751
                                                                     -------------
COMMUNICATIONS - 26.11%
  Amazon.com, Inc.*                                          5,002         272,109
  Check Point Software Technologies Ltd.*                    4,588         123,830
  Cisco Systems, Inc.*                                      45,145       1,069,937
  Comcast Corp.*                                            17,891         501,485
  Comverse Technology, Inc.*                                 3,761          74,994
  eBay Inc.*                                                 9,185         844,561
  EchoStar Communications Corporation*                       4,785         147,139
  InterActiveCorp*                                          13,914         419,368
  JDS Uniphase Corporation*                                 30,679         116,273
  Juniper Networks, Inc.*                                    6,770         166,339
  Lamar Advertising Company*                                 1,569          68,016
  Level 3 Communications, Inc.*                             12,594          44,709
  Nextel Communications, Inc.*                              25,802         687,881
  PanAmSat Corporation*                                      3,799          88,213
  QUALCOMM Incorporated                                     18,378       1,341,226
  Symantec Corporation*                                      6,068         265,657
  Tellabs, Inc.*                                             4,478          39,138
  VeriSign, Inc.*                                            4,290          85,371
  Yahoo! Inc.*                                              11,916         432,908
                                                                     -------------
                                                                         6,789,154
                                                                     -------------
CONSUMER CYCLICAL - 7.47%
  Bed Bath & Beyond Inc.*                                    7,499         288,337
  CDW Corporation                                            1,630         103,929
  Cintas Corporation                                         3,860         184,006
  Costco Wholesale Corporation                               4,541         186,499
  Dollar Tree Stores, Inc.*                                  2,086          57,219
  Fastenal Company                                           1,365          77,573
  PACCAR Inc.                                                3,694         214,215
  PETsMART, Inc.                                             2,665          86,479
  Ross Stores, Inc.                                          2,808          75,142
  Ryanair Holdings plc*                                      1,144          37,500
  Staples, Inc.                                              6,265         183,627
  Starbucks Corporation*                                    10,308         448,192
                                                                     -------------
                                                                         1,942,718
                                                                     -------------
CONSUMER NON-CYCLICAL - 14.55%
  Amgen Inc.*                                               11,324         617,950
  Apollo Group, Inc.*                                        3,360         296,654
  Biomet, Inc.                                               6,483         288,105
  Biogen Idec Inc*                                           6,881         435,223
  Career Education Corporation*                              1,919          87,430
  Cephalon, Inc.*                                              959          51,786
  Chiron Corporation*                                        4,944         220,700
  DENTSPLY International Inc.                                1,431          74,555
  Express Scripts, Inc.*                                     1,321         104,663
  First Health Group*                                        1,846          28,816
  Genzyme Corp.*                                             5,293         250,518
  Gilead Sciences, Inc.*                                     3,755         251,585
  Invitrogen Corporation*                                      903          65,007
  Lincare Holdings*                                          1,785          58,655
  MedImmune, Inc.*                                           4,990         116,766
  Millennium Pharmaceuticals, Inc.*                          6,224   $      85,891
  Patterson Dental Company*                                  1,233          94,312
  Paychex, Inc.                                              6,386         216,358
  Henry Schein, Inc.*                                          764          48,239
  Teva Pharmaceutical Industries Limited                     4,213         283,493
  Whole Foods Market, Inc.                                   1,109         105,854
                                                                     -------------
                                                                         3,782,560
                                                                     -------------
ENERGY - .20%
  Patterson-UTI Energy, Inc.                                 1,574          52,587
                                                                     -------------
INDUSTRIAL - 3.03%
  American Power Conversion Corporation                      3,760          73,884
  C.H. Robinson Worldwide, Inc.                              1,572          72,060
  Expeditors International of Washington, Inc.               1,942          95,954
  Flextronics International Ltd.*                           10,784         172,005
  Garmin Ltd.                                                1,887          69,894
  Gentex Corporation                                         1,504          59,679
  Molex Incorporated                                         1,858          59,605
  Sanmina-SCI Corporation*                                  10,407          94,704
  Smurfit-Stone Container Corporation*                       4,567          91,112
                                                                     -------------
                                                                           788,897
                                                                     -------------
TECHNOLOGY - 37.06%
  ATI Technologies Inc.*                                     4,523          85,304
  Adobe Systems                                              4,383         203,810
  Altera Corporation*                                       10,036         223,000
  Apple Computer*                                            9,912         322,535
  Applied Materials, Inc.*                                  16,674         327,144
  BEA Systems, Inc.*                                         7,043          57,893
  Broadcom Corporation*                                      4,242         198,398
  Citrix Systems, Inc.*                                      3,671          74,742
  Compuware Corporation*                                     4,468          29,489
  Dell Inc.*                                                17,461         625,453
  Electronic Arts Inc.*                                      5,656         308,535
  Fiserv, Inc.*                                              4,563         177,455
  Intel Corporation                                         42,896       1,183,930
  Intersil Corporation                                       2,641          57,204
  Intuit Inc.*                                               4,710         181,712
  KLA-Tencor Corporation*                                    4,572         225,765
  Lam Research Corporation*                                  2,539          68,045
  Linear Technology Corporation                              7,863         310,353
  Marvell Technology Group, Ltd.*                            4,558         121,699
  Maxim Integrated Products, Inc.                            8,474         444,207
  Mercury Interactive Corporation*                           1,805          89,943
  Microsoft Corporation                                     70,104       2,002,170
  Microchip Technology Incorporated                          3,248         102,442
  Network Appliance, Inc.*                                   6,801         146,426
  Novellus Systems, Inc.*                                    2,925          91,962
  NVIDIA Corporation*                                        3,302          67,691
  Oracle Corporation*                                       41,040         489,607
  PeopleSoft, Inc.*                                          9,976         184,556
  Pixar*                                                     1,047          72,777
  QLogic Corporation*                                        1,815          48,261
  Research in Motion Limited*                                3,422         234,202
  SanDisk Corporation*                                       2,748          59,604
  Siebel Systems, Inc.*                                     10,938         116,818
  Sun Microsystems, Inc.*                                   26,761         116,143

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            SHARES           VALUE
                                                     -----------------------------
TECHNOLOGY - 37.06% (CONTINUED)
  Synopsys, Inc.*                                            2,705   $      76,903
  VERITAS Software Corporation*                              8,012         221,932
  Xilinx, Inc.                                               8,552         284,866
                                                                     -------------
                                                                         9,632,976
                                                                     -------------
    Total Common Stocks
       (cost $23,240,447)                                               23,063,643
                                                                     -------------
UNIT INVESTMENT TRUST - 1.22%
  Nasdaq 100 Shares                                          8,374         316,370
                                                                     -------------
    Total Unit Investment Trust
       (cost $197,984)                                                     316,370
                                                                     -------------
SHORT-TERM INVESTMENTS(3) - 10.08%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 4.52%                                        1,174,874       1,174,874
                                                                     -------------

                                                         PRINCIPAL           VALUE
                                                     -----------------------------
U.S. TREASURY BILL - 5.56%
(1.000% due 09/16/04)                                $   1,450,000   $   1,446,123
                                                                     -------------
    Total Short-Term Investments
       (cost $2,620,842)                                                 2,620,997
                                                                     -------------
TOTAL INVESTMENTS - 100.01%
   (cost $26,059,273)(1)                                                26,001,010
                                                                     -------------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 5.66%                                               1,470,981
                                                                     -------------
OTHER ASSETS AND LIABILITIES - (5.67%)                                  (1,473,942)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $  25,998,049
                                                                     =============

*   Non-income producing

(1) For federal income tax purposes, cost is $26,872,024 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $3,688,371 and ($4,559,385), respectively, with a net appreciation/depreciation of ($871,014).

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $1,547,143, $1,470,981, and $112,263, respectively.

(3) Securities and other assets with an aggregate value of $2,555,280 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                     UNREALIZED
                                                    APPRECIATION/
TYPE                                    CONTRACTS  (DEPRECIATION)
-----------------------------------------------------------------
Nasdaq-100 Index (09/04)                    14     $       58,850
Nasdaq-100 Index Mini (09/04)                3     $       15,400

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

JUNE 30, 2004
(UNAUDITED)

                                                                       SHARES
VALUE
                                                               --------------------------
-----
COMMON STOCKS - 93.48%
CAPITAL GOODS - 11.58%
  A.O. Smith Corp.                                                        889   $
28,261
  A.S.V. Inc*                                                             407
12,743
  AAR Corp.*                                                            1,684
19,112
  Actuant Corp.*                                                        1,238
48,270
  ADE Corp.*                                                              494
10,675
  Advanced Energy Industries Inc.*                                      1,106
17,386
  Aftermarket Technology Corp.*                                           611
10,082
  AirTran Holdings Inc.*                                                4,413
62,400
  Alaska Air Group Inc.*                                                1,400
33,418
  Alexander & Baldwin Inc.                                              2,220
74,259
  America West Holdings Corp*                                           1,834
16,653
  American Superconductor Corp.*                                        1,274
16,664
  Applied Films Corp.*                                                    770
22,345
  Applied Industrial Technologies Inc.                                    894
26,927
  Applied Signal Technology                                               513
17,981
  Arctic Cat Inc.                                                         719
19,794
  Arkansas Best Corp.                                                   1,150
37,858
  Arris Group Inc.*                                                     4,542
26,979
  Artesyn Technologies Inc.*                                            1,795
16,155
  Arvinmeritor Inc                                                      3,623
70,902
  Astec Industries Inc.*                                                  718
13,520
  Asyst Technologies Inc.*                                              2,453
25,364
  Atlantic Coast Airlines Holdings Inc.*                                2,368
13,592
  ATMI Inc.*                                                            1,630
44,515
  Audiovox Corporation*                                                   899
15,175
  August Technology Corp.*                                                927
11,625
  Aviall Inc.*                                                          1,233
23,439
  Axcelis Technologies Inc.*                                            5,192
64,588
  Baldor Electric Co.                                                   1,720
40,162
  Bandag Inc                                                              586
26,095
  BE Aerospace Inc.*                                                    1,933
14,652
  Beazer Homes USA Inc.                                                   715
71,722
  Belden Inc.                                                           1,348
28,888
  BHA Group Holdings Inc                                                  224
8,478
  Blount International Inc*                                               223
2,839
  Brooks Automation Inc.*                                               2,328
46,909
  C&D Technologies Inc.                                                 1,327
23,660
  Cable Design Technologies Corp.*                                      2,196
23,278
  Cascade Corp.                                                           556
17,375
  C-COR.net Corp.*                                                      2,246
23,111
  Central Freight Lines Inc*                                              448
3,584
  Champion Enterprises Inc.*                                            3,678
33,764
  Coachmen Industries Inc.                                                736
11,769
  Cognex Corp.                                                          2,085
80,231
  Cohu Inc.                                                             1,120
21,325
  Collins & Aikman Corp.*                                               2,000
11,180
  Continental Airlines*                                                 3,457
39,306
  Cooper Tire & Rubber Co                                               3,443
79,189
  Covenant Transport Inc.*                                                455
7,776
  Credence Systems Corp*                                                5,026
69,359
  CTS Corp.                                                             1,884
22,721
  Cuno Inc.*                                                              885
47,215
  Curtiss-Wright Corp.                                                  1,096
61,584
  Cymer Inc*                                                            1,920   $
71,885
  Darling International Inc*                                            3,334
14,003
  Ddi Corp*                                                             1,362
11,209
  Delta Air Lines*                                                      5,593
39,822
  Dionex Corp.*                                                           969
53,460
  Dominion Homes Inc.*                                                    208
4,805
  Ducommun Inc.*                                                          380
8,124
  DuPont Photomasks Inc.*                                                 765
15,552
  Duratek Inc*                                                            532
8,039
  EGL Inc.*                                                             1,867
49,662
  Electro Scientific Industries Inc.*                                   1,467
41,531
  Engineered Support Systems Inc.                                       1,163
68,047
  Enpro Industries Inc*                                                 1,083
24,887
  Entegris Inc.*                                                        2,276
26,333
  ESCO Technologies Inc.*                                                 676
36,071
  Esterline Technologies Corp.*                                         1,106
32,660
  ExpressJet Holdings Inc.*                                             1,956
23,746
  Faro Technologies Inc*                                                  552
14,170
  Federal Signal Corp.                                                  2,513
46,767
  FEI Co.*                                                              1,245
29,768
  Flanders Corporation*                                                   683
5,648
  Fleetwood Enterprises Inc.*                                           2,801
40,755
  Florida East Coast Industries Inc.                                    1,125
43,481
  Flowserve Corporation*                                                2,833
70,655
  Forward Air Corp.*                                                    1,123
42,000
  Franklin Electric Co. Inc.                                              839
31,681
  Frontier Airlines Inc.*                                               1,855
20,182
  FSI International Inc.*                                               1,560
12,184
  Gardner Denver Inc.*                                                  1,032
28,793
  General Binding Corp.*                                                  312
4,833
  General Cable Corp.*                                                  2,052
17,545
  Genesee & Wyoming Inc.*                                                 806
19,102
  Genlyte Group Inc.*                                                     634
39,866
  GoodYear Tire & Rubber Co*                                            7,949
72,256
  Gorman-Rupp Co.                                                         383
10,406
  Greenbrier Companies Inc*                                               296
5,639
  GulfMark Offshore Inc.*                                                 755
11,914
  Hayes Lemmerz International*                                          1,970
29,747
  Headwaters Inc.*                                                      1,753
45,455
  Heartland Express Inc.                                                1,580
43,229
  Heico Corp.                                                           1,017
18,560
  Helix Technology Corp.                                                1,364
29,094
  Hub Group Inc*                                                          304
10,366
  IDEX Corp.                                                            2,619
89,963
  Imagistics International Inc.*                                          870
30,798
  Intac International*                                                    411
5,051
  InterDigital Communications Corp.*                                    2,901
54,568
  Intevac, Inc.*                                                          874
7,752
  Ionics Inc.*                                                            961
27,148
  Itron Inc.*                                                           1,089
24,982
  JLG Industries Inc.                                                   2,282
31,697
  Joy Global Inc.                                                       2,655
79,491
  Kadant Inc.*                                                            747
17,278
  Kansas City Southern*                                                 3,272
50,716
  Keithley Instruments Inc.                                               657
14,553
  Kennametal Inc.                                                       1,905
87,249

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
CAPITAL GOODS - 11.58% (CONTINUED)
  Keystone Automotive Industries Inc.*                                    793   $
22,117
  Kimball International Inc                                             1,131
16,682
  Kirby Corp.*                                                          1,132
44,035
  Knight Transportation Inc.*                                           1,275
36,631
  Kulicke & Soffa Industries Inc.*                                      2,654
29,088
  Laidlaw International Inc*                                            5,421
70,256
  Landstar System Inc.*                                                 1,556
82,266
  Levitt Corporation*                                                     800
20,608
  Lincoln Electric Holdings Inc.                                        1,755
59,828
  Lindsay Manufacturing Co.                                               614
14,748
  Littelfuse Inc.*                                                      1,152
48,856
  LTX Corp.*                                                            3,180
34,376
  M/I Schottenstein Homes Inc.                                            633
25,700
  MagneTek Inc.*                                                        1,236
10,308
  Manitowoc Co.                                                         1,395
47,221
  Marine Products Corp.                                                   452
8,385
  Marten Transport Ltd*                                                   477
8,896
  MasTec Inc.*                                                          1,226
6,657
  Mattson Technology Inc.*                                              2,083
25,038
  Measurement Specialties Inc*                                            558
12,053
  Meritage Corp.*                                                         553
38,046
  Mesa Air Group Inc.*                                                  1,656
13,397
  Metrologic Instruments Inc*                                             548
10,927
  Middleby Corp                                                           233
12,726
  Milacron Inc.*                                                        2,001
8,004
  Mine Safety Appliances Co.*                                           1,126
37,946
  Mks Instruments Inc*                                                  1,693
38,634
  Modine Manurfacturing Co                                              1,240
39,494
  Monaco Coach Corp.                                                    1,363
38,396
  Moog Inc                                                              1,359
50,432
  Mtc Technologies Inc*                                                   378
9,760
  MTS Systems Corp                                                      1,106
25,936
  Mykrolis Corp.*                                                       2,155
37,540
  NACCO Industries Inc.                                                   245
23,275
  Noble International Ltd                                                 331
8,199
  Nordson Corporation                                                   1,386
60,111
  Northwest Airlines Corp*                                              3,905
43,424
  Offshore Logistics Inc.*                                              1,055
29,667
  Old Dominion Freight Line*                                              860
25,353
  Orbital Sciences Corp.*                                               2,542
35,105
  Orleans Homebuilders Inc*                                               127
2,447
  Overnite Corp                                                         1,463
43,012
  Overseas Shipholding Group Inc                                        1,405
62,003
  P.A.M. Transportation Services Inc.*                                    333
6,360
  Pacer International Inc*                                              1,443
26,696
  Palm Harbor Homes Inc.*                                                 496
8,794
  Paxar Corp.*                                                          1,805
35,234
  Photon Dynamics Inc.*                                                   869
30,476
  Photronics Inc.*                                                      1,698
32,160
  Pinnacle Airlines Corporatio*                                         1,013
11,447
  Powell Industries Inc.*                                                 355
6,063
  Power-One Inc.*                                                       3,335
36,618
  Powerwave Technologies Inc.*                                          5,484
42,227
  Presstek Inc.*                                                        1,342
14,104
  Quality Distribution Inc*                                               400
4,412
  Quixote Corp.                                                           392
7,860
  Rae Systems Inc*                                                      1,803   $
9,736
  RailAmerica Inc.*                                                     1,786
26,076
  Rayovac Corp.*                                                        1,799
50,552
  Regal-Beloit Corp.                                                    1,277
28,426
  Republic Airways Holdings Inc*                                          261
3,719
  Robbins & Myers Inc.*                                                   568
12,752
  Rofin-Sinar Technologies Inc*                                           779
19,779
  Rudolph Technologies Inc.*                                              671
12,205
  Sauer-Danfoss Inc.                                                      525
8,962
  Sba Communications Corp*                                              2,126
9,461
  SCS Transportation, Inc.*                                               776
20,479
  Seabulk International Inc*                                              303
2,500
  Semitool Inc.*                                                          850
9,622
  Skyline Corp.*                                                          356
14,471
  Skywest Inc                                                           3,032
52,787
  Sonic Solutions*                                                        911
19,359
  Spatialight Inc*                                                      1,226
7,417
  SpectraLink Corp.                                                       994
14,811
  Sports Resorts International Inc.*                                       73
277
  Standard Motor Products Inc.                                            656
9,663
  Standex International Corp.                                             637
17,326
  Stewart & Stevenson Services                                          1,500
26,880
  Stoneridge Inc.*                                                        812
13,804
  Strattec Security Corp.*                                                200
13,686
  Superior Industries                                                   1,166
39,003
  Swift Transportation*                                                 2,591
46,508
  Symmetricom Inc*                                                      2,344
20,862
  Taser International Inc*                                              1,258
54,509
  TBC Corp.*                                                            1,033
24,585
  Technical Olympic USA Inc.                                              480
10,694
  Technitrol Inc.*                                                      2,107
46,143
  Tecumseh Products Co.                                                   859
35,382
  Teledyne Technologies Inc.*                                           1,695
33,934
  Tennant Co.                                                             397
16,456
  Tenneco Automotive Inc.*                                              2,188
28,947
  Terayon Communication Systems Inc.*                                   3,488
8,162
  Terex Corp.*                                                          2,575
87,885
  Thomas & Betts Corp.                                                  3,068
83,542
  Thomas Industries Inc.                                                  758
25,166
  Thomas Nelson Inc.                                                      524
11,916
  Thor Industries Inc.                                                  1,870
62,570
  Tower Automotive Inc.*                                                3,031
11,033
  Transact Technologies, Inc.*                                            446
14,103
  TRC Cos. Inc.*                                                          475
7,923
  Triumph Group Inc.*                                                     828
26,438
  U S Xpress Enterprises Inc*                                             300
4,719
  Ultratech Stepper Inc.*                                               1,107
18,022
  United Industrial Corp.                                                 554
12,936
  USFreightways Corp.                                                   1,448
50,868
  Varian Semiconductor Equipment Associates Inc.*                       1,896
73,110
  Veeco Instruments Inc.*                                               1,349
34,818
  Vicor Corp.*                                                            998
18,233
  Viisage Technology Inc*                                               1,194
10,412
  Visteon Corp.                                                         6,760
78,889
  Wabash National Corp.*                                                1,415
38,983
  Wabtec                                                                2,074
37,415

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
CAPITAL GOODS - 11.58% (CONTINUED)
  Watts Industries Inc.                                                 1,252   $
33,741
  Werner Enterprises Inc.                                               2,504
52,834
  William Lyon Homes Inc.*                                                219
20,181
  Winnebago Industries Inc.                                             1,356
50,552
  Woodhead Industries Inc.                                                632
9,771
  Woodward Governor Co.                                                   507
36,560
  X-Rite Inc.                                                           1,083
15,747
  Zygo Corp.*                                                             933
10,440
                                                                                ---------
-----

6,700,808
                                                                                ---------
-----
CONSUMER CYCLICALS - 17.34%
  1-800 Contacts Inc.*                                                    380
5,637
  1-800-FLOWERS.COM Inc.*                                               1,157
9,418
  24/7 Real Media Inc*                                                  1,135
6,367
  4 Kids Entertainment Inc.*                                              722
17,270
  99(Cents) Only Stores*                                                2,557
38,994
  A.C. Moore Arts & Crafts Inc.*                                          717
19,725
  Aaron Rents Inc.                                                      1,320
43,745
  ABM Industries Inc.                                                   1,961
38,181
  Action Performance Cos.                                                 808
12,177
  Administaff Inc.*                                                     1,130
18,758
  Advanced Marketing Services Inc.                                        743
9,592
  Advisory Board Co.*                                                     924
32,894
  Advo Inc.                                                             1,584
52,145
  Aeropostale Inc.*                                                     2,895
77,904
  Alderwoods Group Inc.*                                                2,089
25,486
  Alliance Gaming Corp.*                                                2,686
46,092
  Alloy Inc.*                                                           1,719
10,572
  Ambassadors Group Inc.                                                  418
9,827
  AMC Entertainment Inc.*                                               1,633
25,099
  Amerco*                                                                 486
11,543
  American Greetings Corp*                                              3,314
76,819
  American Woodmark Corp.                                                 280
16,758
  Americas Car-Mart Inc*                                                  293
8,798
  Ameristar Casinos Inc.                                                  596
20,014
  Amn Healthcare Services Inc*                                            599
9,159
  Angelica Corp.                                                          466
11,701
  Applica Inc.*                                                         1,023
9,105
  Aquantive Inc.*                                                       2,479
24,493
  Arbitron Inc.*                                                        1,615
58,980
  Argosy Gaming Co.*                                                    1,361
51,174
  Asbury Automotive Group Inc.*                                           585
8,775
  Atari Inc*                                                              481
1,159
  Autobytel Inc*                                                        2,169
19,695
  Aztar Corp.*                                                          1,804
50,512
  Banta Corp                                                            1,300
57,733
  Bassett Furniture Industries Inc.                                       538
11,707
  Beasley Broadcast Group Inc.*                                           281
4,204
  bebe Stores Inc.*                                                       314
6,280
  Big 5 Sporting Goods Corp*                                            1,061
27,788
  Blair Corp.                                                             425
12,283
  Blue Nile Inc*                                                          196
7,372
  BLYTH Inc.                                                            1,675
57,771
  Bob Evans Farms Inc                                                   1,839
50,352
  Boca Resorts Inc.*                                                    1,135
22,496
  Bombay Co.*                                                           1,856
11,377
  Bon-Ton Stores                                                          270   $
3,957
  Bowne & Co.                                                           1,827
28,958
  Boyd Gaming Corp.                                                     1,824
48,464
  Bright Horizons Family Solutions Inc.*                                  689
36,937
  Brightpoint Inc*                                                      1,008
13,860
  Brookstone Inc.*                                                      1,047
20,992
  Brown Shoe Co. Inc.                                                     945
38,679
  Buckle Inc.                                                             396
11,187
  Buffalo Wild Wings Inc*                                                 297
8,212
  Burlington Coat Factory Warehouse Corp.                                 956
18,451
  Cache Inc.*                                                             333
4,499
  California Pizza Kitchen Inc.*                                          999
19,141
  Callaway Golf Co                                                      3,512
39,826
  Carmike Cinemas Inc.*                                                   400
15,780
  Carter'S Inc*                                                           344
10,014
  Casella Waste Systems Inc.*                                           1,026
13,492
  Casual Male Retail Group Inc*                                         1,468
10,716
  Catalina Marketing Corp*                                              2,723
49,804
  Cato Corp.                                                            1,018
22,854
  CBRL Group                                                            2,590
79,902
  CDI Corp.                                                               643
22,248
  Cec Entertainment Inc*                                                1,951
57,574
  Central European Distribution Corp*                                     640
16,582
  Central Garden & Pet Co.*                                               880
31,477
  Central Parking Corp.                                                   966
18,055
  Century Business Services Inc.*                                       3,300
14,387
  Charles River Associates Inc.*                                          531
16,434
  Charlotte Russe Holding Inc.*                                           606
12,956
  Charming Shoppes Inc.*                                                6,008
53,651
  Charter Communications*                                              14,064
55,130
  Chemed Corp                                                             633
30,701
  Cherokee Inc.                                                           354
8,882
  Chicago Pizza & Brewery Inc.*                                           561
8,533
  Children's Place Retail Stores Inc.*                                    884
20,792
  Christopher & Banks Corp                                              1,962
34,747
  Churchill Downs Inc.                                                    399
16,239
  CKE Restaurants Inc.*                                                 2,702
36,018
  Clark Inc*                                                              842
15,619
  Cmgi Inc*                                                            19,679
38,374
  CNET Networks Inc.*                                                   6,659
73,715
  Coinstar Inc.*                                                        1,113
24,453
  Coldwater Creek Inc.*                                                   764
20,223
  Cole National Corp.*                                                    705
16,462
  Conn'S Inc*                                                             362
5,705
  Consolidated Graphics Inc.*                                             589
25,945
  Cornell Cos. Inc.*                                                      695
9,452
  Corrections Corp. of America*                                         1,835
72,464
  Cosi Inc*                                                             1,074
6,412
  Cost Plus Inc.*                                                       1,141
37,025
  CoStar Group Inc.*                                                      838
38,489
  Courier Corp.                                                           337
14,066
  Cross Country Healthcare Inc*                                         1,199
21,762
  Crown Media Holdings Inc.*                                              759
6,467
  CSK Auto Corp.*                                                       2,429
41,633
  CSS Industries Inc.                                                     363
12,720
  Cumulus Media Inc*                                                    2,572
43,235

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
CONSUMER CYCLICALS - 17.34% (CONTINUED)
  Dave & Buster's Inc.*                                                   580   $
10,898
  Deb Shops Inc.                                                          222
5,341
  Deckers Outdoor Corp*                                                   468
13,801
  Del Laboratories Inc.*                                                  256
7,941
  DiamondCluster International Inc.*                                    1,375
11,949
  Dicks Sporting Goods Inc*                                             1,573
52,460
  Digital Theater Stystems Inc*                                           878
22,960
  Dollar Thrifty Automotive Group Inc.*                                 1,318
36,166
  DoubleClick Inc.*                                                     6,314
49,060
  Dover Downs Gaming & Entertainment Inc.                                 530
5,963
  Dover Motorsports Inc.                                                  815
3,260
  Dress Barn Inc.*                                                      1,071
18,336
  drugstore.com inc.*                                                   2,312
8,069
  EarthLink Inc.*                                                       7,233
74,862
  Electronics Boutique Holdings Corp.*                                    607
15,988
  Elizabeth Arden Inc.*                                                 1,051
22,113
  Emmis Communications Corp*                                            2,559
53,688
  Empire Resorts Inc*                                                     447
6,280
  Entravision Communications*                                           2,518
19,338
  Escalade Inc.                                                           410
9,475
  Ethan Allen Interiors                                                 1,721
61,801
  Exponent Inc*                                                           314
8,437
  Exult Inc.*                                                           2,630
14,149
  Findwhat.Com*                                                         1,015
23,487
  Finish Line Inc.*                                                       980
29,567
  First Advantage Corp*                                                   161
3,043
  Fisher Communications Inc.*                                             340
17,112
  Forrester Research Inc.*                                                713
13,297
  Fred's Inc.                                                           2,043
45,130
  FreeMarkets Inc.*                                                     1,962
12,792
  FTI Consulting Inc.*                                                  2,223
36,680
  Furniture Brands International                                        2,720
68,136
  G&K Services Inc.                                                       911
36,613
  Gamestop Corp*                                                          770
11,719
  Gander Mountain Co*                                                     299
6,862
  Gaylord Entertainment Co.*                                            1,592
49,973
  Genesco Inc.*                                                         1,138
26,891
  Geo Group Inc*                                                          433
8,833
  Gevity HR Inc                                                         1,237
32,397
  Global Imaging Systems Inc.*                                          1,145
41,976
  Goody's Family Clothing Inc.                                            983
10,194
  Gray Television, Inc.                                                 2,343
32,544
  Grey Global Group Inc.                                                   45
44,325
  Group 1 Automotive Inc.*                                              1,017
33,775
  GSI Commerce Inc.*                                                    1,010
9,726
  Guess? Inc.*                                                            778
12,526
  Guitar Center Inc.*                                                   1,271
56,521
  Gymboree Corp.*                                                       1,595
24,499
  Hancock Fabrics Inc.                                                    986
12,572
  Handleman Co.                                                         1,246
28,857
  Harris Interactive Inc.*                                              2,558
17,190
  Hartmax Corp                                                          1,194
7,522
  Haverty Furniture Cos. Inc.                                             969
16,938
  Heidrick & Struggles International Inc.*                                874
25,940
  Hibbett Sporting Goods Inc.*                                          1,222
33,422
  Hollinger International Inc.                                          2,997
50,320
  Hollywood Entertainment Corp.*                                        2,747   $
36,700
  Hooker Furniture Corp                                                   358
7,221
  Hot Topic Inc.*                                                       2,519
51,614
  Hudson Highland Group Inc*                                              520
15,943
  IHOP Corp.                                                            1,118
39,980
  Information Holdings Inc.*                                              619
16,942
  Infospace Inc*                                                        1,666
63,375
  InfoUSA Inc.*                                                         1,660
16,832
  Insight Communications Co. Inc.*                                      2,325
21,530
  Insight Enterprises Inc.*                                             2,526
44,862
  Insurance Auto Auctions Inc.*                                           451
7,667
  Inter Parfums Inc.                                                      264
5,504
  Internap Network Services*                                           12,347
14,940
  Ipass Inc*                                                            2,307
24,431
  Isle of Capri Casinos Inc.*                                             704
12,285
  Ivillage Inc.*                                                        1,389
8,820
  J. Jill Group Inc.*                                                     927
21,868
  Jack in the Box Inc.*                                                 1,906
56,608
  JAKKS Pacific Inc.*                                                   1,323
27,505
  Jarden Corp.*                                                         1,420
51,106
  Jo-Ann Stores Inc*                                                      985
28,959
  John H. Harland Co.*                                                  1,471
43,174
  Jos A Bank Clothiers Inc*                                               427
13,404
  Journal Communications Inc                                            1,054
19,847
  Journal Register Co.*                                                 2,190
43,800
  K2 Inc.*                                                              1,656
25,999
  Kellwood Co.                                                          1,418
61,754
  Kelly Services                                                          919
27,386
  Kenneth Cole Productions Inc.                                           435
14,907
  Kforce Inc.*                                                          1,333
12,584
  Kirklands Inc*                                                          578
6,896
  Korn/Ferry International*                                             1,633
31,631
  Krispy Kreme Doughnuts*                                               2,866
54,712
  Kroll Inc.*                                                           1,868
68,892
  K-Swiss Inc.                                                          1,351
27,304
  Labor Ready Inc.*                                                     2,161
33,496
  Lakes Entertainment Inc*                                                800
9,272
  Landry's Restaurants Inc.                                             1,124
33,596
  Lawson Products Inc.                                                    256
9,766
  La-Z-Boy Chair Co                                                     2,746
49,373
  Leapfrog Enterprises Inc*                                             1,434
28,522
  Learning Tree International Inc.*                                       460
6,675
  Lecg Corp*                                                              681
11,788
  Libbey Inc.                                                             713
19,793
  Liberty Corp.                                                           820
38,499
  Lifeline Systems Inc.*                                                  578
13,675
  Lifetime Hoan Corp                                                      373
8,501
  LIN TV Corp*                                                          1,402
29,722
  Linens 'N Things Inc.*                                                2,355
69,025
  Lithia Motors Inc.                                                      745
18,461
  Lkq Corp.*                                                              762
14,120
  LodgeNet Entertainment Corp.*                                           523
8,630
  Lone Star Steakhouse & Saloon Inc.                                      829
22,541
  LookSmart Ltd.*                                                       4,986
10,820
  Magna Entertainment Corp.*                                            1,968
11,611
  Mannatech Inc                                                           741
7,114

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
CONSUMER CYCLICALS - 17.34% (CONTINUED)
  Manning (Greg) Auctions Inc*                                            263   $
4,024
  Marchex Inc*                                                            214
2,388
  Marcus Corp.                                                          1,030
17,768
  MarineMax Inc.*                                                         608
17,437
  MarketWatch.Com Inc*                                                    545
6,393
  Martha Stewart Living Omnimedia Inc.*                                   608
5,472
  Matthews International Corp.                                          1,681
55,372
  Maximus Inc.*                                                           974
34,538
  Maxwell Shoe Co.*                                                       775
18,011
  Medical Staffing Networks Holdings Inc.*                                633
4,077
  MemberWorks Inc.*                                                       307
9,093
  Men's Wearhouse Inc.*                                                 1,650
43,544
  Midas Inc.*                                                             807
14,042
  Midway Games Inc.*                                                    1,952
22,487
  Monro Muffler Brake Inc.*                                               490
11,887
  Movado Group Inc.                                                       794
13,697
  Movie Gallery Inc.                                                    1,389
27,155
  MPS Group Inc*                                                        5,489
66,527
  MTR Gaming Group Inc.*                                                1,212
13,271
  Multimedia Games Inc.*                                                1,235
33,123
  National Presto Industries Inc.                                         245
10,101
  Nautilus Group Inc.                                                   1,495
29,167
  Navarre Corp*                                                         1,092
15,714
  Navigant Consulting Inc.*                                             2,397
51,392
  Navigant International Inc.*                                            734
13,058
  Neoforma Inc.*                                                          481
5,839
  NetRatings Inc.*                                                        641
10,442
  Nevada Gold & Casinos Inc*                                              390
5,246
  Nexstar Broadcasting Group*                                             526
5,775
  NIC Inc.*                                                             1,626
11,658
  Nu Skin Enterprises Inc.                                              2,744
69,478
  Oakley Inc.                                                           1,080
13,975
  O'Charley's Inc.*                                                     1,108
19,047
  Orbitz Inc*                                                             639
13,815
  Oshkosh B'Gosh Inc                                                      348
8,690
  Overstock.com Inc.*                                                     568
22,197
  Oxford Industries Inc.                                                  693
30,187
  P.F. Chang's China Bistro Inc.*                                       1,336
54,976
  Panera Bread Co.*                                                     1,482
53,174
  Pantry Inc*                                                             606
13,211
  Papa John's International Inc.*                                         607
17,931
  Party City Corp.*                                                       596
7,444
  Paxson Communications Corp.                                           2,368
7,696
  Payless Shoesource Inc.*                                              3,553
52,975
  PC Connection Inc.*                                                     376
2,474
  Pc Mall Inc*                                                            406
7,665
  PDI Inc.*                                                               440
13,345
  Pegasus Solutions Inc.*                                               1,214
15,940
  Penn National Gaming Inc.*                                            1,672
55,510
  Pep Boys-Manny Moe & Jack                                             3,015
76,430
  Perry Ellis International*                                              283
7,149
  Petmed Express Inc*                                                     489
3,921
  Phillips-Van Heusen Corp.                                             1,266
24,371
  Pinnacle Entertainment Inc.*                                          1,855
23,392
  PLATO Learning Inc.*                                                  1,200
11,892
  Playboy Enterprises Inc.*                                             1,020
11,842
  Playtex Products Inc.*                                                1,816   $
14,201
  Pre-Paid Legal Services Inc.*                                           546
13,011
  Priceline.Com Inc*                                                    1,246
33,555
  Prime Hospitality Corp.*                                              1,973
20,953
  PRIMEDIA Inc.*                                                        6,891
19,157
  Princeton Review Inc.*                                                  861
6,518
  ProQuest Co.*                                                         1,249
34,035
  Pulitzer Inc.                                                           437
21,369
  Quiksilver Inc.*                                                      2,908
69,239
  R.H. Donnelley Corp.*                                                 1,176
51,438
  Rare Hospitality International Inc.*                                  1,775
44,198
  RC2 Corp*                                                               742
26,341
  Reader's Digest Association                                           5,170
82,668
  Red Robin Gourmet Burgers*                                              625
17,106
  Regent Communications Inc.*                                           1,820
11,266
  Renaissance Learning Inc.                                               397
8,901
  Rent-Way Inc.*                                                        1,369
12,321
  Resources Connection Inc.*                                            1,208
47,245
  Restoration Hardware Inc.*                                            1,373
10,037
  Retail Ventures Inc*                                                    691
5,348
  Revlon Inc.*                                                          7,621
22,482
  Rewards Networks Inc.*                                                  834
7,506
  Rollins Inc.                                                          1,020
23,470
  Rush Enterprises Inc*                                                   305
3,935
  Russ Berrie & Co.                                                       418
8,122
  Russell Corp.                                                         1,493
26,814
  Ryan'S Restaurant Group Inc*                                          2,196
34,697
  Saga Communications Inc.*                                               853
15,567
  Salem Communications Corp.*                                             501
13,592
  Schawk Inc.                                                             474
6,622
  Scholastic Corp.*                                                     1,576
47,201
  School Specialty Inc.*                                                  992
36,020
  Scientific Games Corp.*                                               2,897
55,449
  SCP Pool Corp.                                                        1,857
83,565
  Select Comfort Corporation*                                           1,901
53,988
  Sharper Image Corp.*                                                    612
19,211
  Shoe Carnival Inc.*                                                     385
5,779
  Shopko Stores Inc.*                                                   1,533
21,677
  Shuffle Master Inc.*                                                  1,211
43,971
  Sinclair Broadcast Group Inc.                                         2,338
24,011
  SITEL Corp.*                                                          3,043
12,841
  Six Flags Inc.*                                                       4,859
35,276
  Skechers USA Inc.*                                                    1,036
13,468
  Sohu.Com Inc*                                                         1,153
22,922
  Sonic Automotive Inc                                                  1,446
32,029
  Sonic Corp.*                                                          3,100
70,525
  Source Interlink Cos Inc*                                             1,027
11,420
  SOURCECORP, Incorporated*                                               841
23,144
  Spanish Broadcasting System Inc.*                                     1,930
17,968
  Speedway Motorsports Inc.                                               773
25,849
  Spherion Corp.*                                                       3,153
31,971
  Sports Authority Inc*                                                 1,163
41,752
  Stage Stores Inc.*                                                      979
36,869
  Stamps.Com Inc*                                                         877
8,937
  Stanley Furniture Co.                                                   292
12,296
  StarTek Inc.                                                            568
20,334

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
CONSUMER CYCLICALS - 17.34% (CONTINUED)
  Steak N Shake Co.                                                     1,269   $
23,121
  Stein Mart Inc.*                                                      1,292
21,008
  Steinway Musical Instruments Inc.                                       351
12,317
  Steven Madden Ltd.*                                                     606
12,102
  Stewart Enterprises Inc.*                                             5,608
45,649
  Strayer Education Inc.                                                  727
81,111
  Stride Rite Corp.                                                     2,040
22,501
  Sturm Ruger & Co.                                                     1,106
13,394
  Systemax Inc*                                                           503
3,370
  Take-Two Interactive Software Inc.*                                   2,329
71,361
  Teletech Holdings Inc.*                                               1,965
17,233
  Tempur-Pedic International*                                             982
13,758
  Tetra Tech Inc.*                                                      2,919
47,638
  THQ Inc.*                                                             1,988
45,525
  TiVo Inc.*                                                            2,383
16,895
  Too Inc.*                                                             1,798
30,027
  Topps Co.                                                             1,851
17,955
  Toro Co.                                                              1,264
88,568
  Tractor Supply Co.*                                                   1,624
67,916
  Trans World Entertainment Corp.*                                      1,213
12,154
  Travelzoo*                                                               81
2,413
  Tuesday Morning Corp.*                                                1,344
38,976
  Tupperware Corp                                                       2,724
52,927
  UniFirst Corp.                                                          472
13,730
  United Auto Group Inc.                                                1,000
30,650
  United Natural Foods Inc.*                                            2,068
59,786
  United Online Inc.*                                                   2,780
48,956
  United Stationers Inc.*                                               1,768
70,225
  Universal Electronics Inc.*                                             704
12,341
  Universal Technical Institute*                                          738
29,498
  Usana Health Sciences Inc*                                              549
17,063
  Vail Resorts Inc.*                                                    1,025
19,639
  Valassis Communication*                                               2,721
82,909
  ValueClick Inc.*                                                      4,129
49,465
  ValueVision Media Inc.*                                                 938
12,213
  Vans Inc.*                                                              938
19,276
  Ventiv Health Inc*                                                      964
14,923
  Volt Information Sciences Inc.*                                         413
13,014
  Warnaco Group Inc (The)*                                              2,397
50,984
  Waste Connections Inc.*                                               2,279
67,595
  Water Pik Technologies Inc.*                                            518
8,578
  Watson Wyatt & Co. Holdings                                           1,682
44,825
  Wesco International Inc.*                                               936
17,222
  West Marine Inc.*                                                       701
18,822
  Weyco Group Inc                                                         142
4,869
  Wireless Facilities Inc.*                                             2,474
24,319
  WMS Industries Inc.*                                                  1,014
30,217
  Wolverine World Wide Inc.                                             2,076
54,495
  World Fuel Services Corp.                                               586
26,417
  World Wrestling Entertainment Inc.                                      697
8,887
  Yankee Candle Co. Inc.*                                               2,596
75,933
  Young Broadcasting Inc*                                                 845
11,112
  Zale Corp*                                                            2,770
75,510
                                                                                ---------
-----

10,026,983
                                                                                ---------
-----
CONSUMER STAPLES - 1.62%
  American Italian Pasta Co.                                              838   $
25,542
  Arden Group Inc                                                          73
6,542
  Boston Beer Co.*                                                        411
8,278
  Cal-Maine Foods Inc                                                     783
10,962
  Casey's General Stores Inc.                                           2,611
47,781
  Chiquita Brands International Inc.*                                   2,127
44,497
  Coca-Cola Bottling Co. Consolidated                                     207
11,983
  DIMON Inc.                                                            2,356
13,476
  Duane Reade Inc.*                                                     1,278
20,870
  Farmer Bros. Co.                                                        351
9,417
  Flowers Foods Inc.                                                    1,855
48,508
  Great Atlantic & Pacific Tea Co.*                                       863
6,611
  Hain Celestial Group Inc.*                                            1,342
24,290
  Hansen Natural Corp*                                                    314
7,954
  Ingles Markets Inc.                                                     533
5,954
  Interstate Bakeries Corp                                              2,370
25,715
  J&J Snack Foods Corp.*                                                  316
12,902
  J.M. Smucker Co.                                                          1
45
  John B. Sanfilippo & Son*                                               329
8,791
  Lance Inc.                                                            1,340
20,636
  Longs Drug Stores Corp                                                1,578
37,667
  M & F Worldwide Corp*                                                   531
7,275
  Maui Land & Pineapple Co. Inc.*                                         168
5,712
  Nash Finch Co                                                           642
16,069
  National Beverage Corp.*                                                376
3,734
  Nature's Sunshine Products Inc.                                         541
7,704
  Nutraceutical Intl Corp*                                                411
8,758
  Omega Protein Corp*                                                     311
3,017
  Pathmark Stores Inc.*                                                 1,570
11,963
  Peet's Coffee and Tea Inc.*                                             613
15,319
  Performance Food Group Co*                                            2,421
64,253
  Provide Commerce Inc*                                                   228
4,494
  Ralcorp Holdings Inc.*                                                1,526
53,715
  Riviana Foods Inc.                                                      320
8,374
  Robert Mondavi Corp.*                                                   511
18,917
  Ruddick Corp.                                                         1,725
38,726
  Sanderson Farms Inc.                                                    538
28,849
  Seaboard Corp.                                                           18
8,963
  Sensient Technologies Corp                                            2,443
52,476
  Smart & Final Inc.*                                                     652
7,837
  Standard Commercial Corp.                                               527
9,512
  Star Scientific Inc*                                                  1,339
5,302
  Universal Corp.                                                       1,313
66,884
  Vector Group Ltd.                                                     1,197
18,853
  Weis Markets Inc.                                                       586
20,539
  Wild Oats Markets Inc.*                                               1,584
22,287
  Winn-Dixie                                                            4,291
30,895
                                                                                ---------
-----

938,848
                                                                                ---------
-----
ENERGY - 4.28%
  Atlas America Inc*                                                      120
2,401
  Atwood Oceanics Inc.*                                                   567
23,672
  Berry Petroleum Co.                                                     945
27,792
  Brigham Exploration Co*                                               1,159
10,640
  Cabot Oil & Gas Corp.                                                 1,718
72,671
  Cal Dive International Inc.*                                          1,996
60,519

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
ENERGY - 4.28% (CONTINUED)
  Callon Petroleum Company*                                               537   $
7,658
  Calpine Corp.*                                                       21,728
93,865
  Capstone Turbine Corp.*                                               4,347
9,461
  Carbo Ceramics Inc.                                                     663
45,250
  Cheniere Energy Inc*                                                    986
19,296
  Cimarex Energy Co*                                                    2,161
65,327
  Clayton Williams Energy Inc*                                            231
5,521
  Comstock Resources Inc.*                                              1,811
35,242
  Crosstex Energy Inc                                                     124
4,972
  Delta Petroleum Corp*                                                   829
11,150
  Denbury Resources Inc.*                                               2,855
59,812
  Department 56 Inc.*                                                     691
10,641
  Dril-Quip Inc.*                                                         340
6,358
  Edge Petroleum Corp*                                                    676
11,492
  Encore Acquisition Co.*                                               1,170
32,643
  Energy Partners Ltd.*                                                 1,261
19,293
  Forest Oil Corp*                                                      2,398
65,514
  Frontier Oil Corp.                                                    1,386
29,369
  FuelCell Energy Inc.*                                                 2,205
25,755
  Fx Energy Inc*                                                        1,396
12,438
  Giant Industries Inc*                                                   555
12,210
  Glimcher Realty Trust*                                                1,854
41,010
  Global Industries Ltd.*                                               4,242
24,265
  Global Power Equipment Group Inc.*                                    1,766
14,164
  Grey Wolf Inc.*                                                       9,730
41,255
  Gulf Island Fabrication Inc.                                            418
9,041
  Hanover Compressor Co.*                                               4,012
47,743
  Harvest Natural Resources Inc.*                                       1,877
27,986
  Helmerich & Payne                                                     2,632
68,827
  Holly Corp.                                                             531
19,859
  Hornbeck Offshore Services*                                             317
4,143
  Houston Exploration Co.*                                                749
38,828
  Hydril Co.*                                                             832
26,208
  Input/Output Inc.*                                                    2,322
19,249
  Kcs Energy Inc*                                                       2,553
34,006
  Key Energy Services Inc.*                                             6,818
64,362
  KFX Inc*                                                              2,193
16,711
  Lufkin Industries Inc.                                                  353
11,289
  Magnum Hunter Resources Inc.*                                         3,624
37,617
  Matrix Service Co*                                                      895
8,189
  Mcmoran Exploration Co*                                                 691
10,766
  Meridian Resource Corp.*                                              2,736
18,988
  Mission Resources Corp*                                               2,119
12,078
  Newpark Resources Inc.*                                               4,377
27,137
  Oceaneering International Inc.*                                       1,303
44,628
  Oil States International Inc.*                                        1,517
23,210
  Parker Drilling Co.*                                                  4,924
18,810
  Penn Virginia Corp.                                                     952
34,377
  Petroleum Development Corp*                                             848
23,252
  Plains Exploration & Production Co*                                   4,021
73,785
  Plains Resources Inc.*                                                1,274
21,594
  Plug Power Inc.*                                                      2,529
18,917
  Prima Energy Corp.*                                                     486
19,231
  Quicksilver Resources Inc.*                                             771
51,711
  Range Resources Corp.                                                 3,528
51,509
  Remington Oil & Gas Corp.*                                            1,128
26,621
  Resource America Inc.                                                   776   $
18,314
  RPC Inc.                                                                498
7,863
  SEACOR SMIT Inc.*                                                       969
42,568
  Spinnaker Exploration Co.*                                            1,310
51,588
  St. Mary Land & Exploration Co.                                       1,491
53,154
  Stone Energy Corp.*                                                   1,203
54,953
  Superior Energy Services Inc.*                                        2,832
28,462
  Swift Energy Co.*                                                     1,447
31,921
  Syntroleum Corp.*                                                     1,466
9,705
  Tesoro Petroleum Corp.*                                               3,422
94,447
  Tetra Technologies Inc.*                                              1,165
31,280
  Todco*                                                                  630
9,746
  Transmontaigne Inc.*                                                  1,134
6,102
  Unit Corp.*                                                           1,970
61,957
  Universal Compression Holdings Inc.*                                    898
27,551
  Veritas DGC Inc.*                                                     1,776
41,114
  Vintage Petroleum Inc.                                                2,655
45,055
  W-H Energy Services Inc*                                              1,277
25,029
  Whiting Petroleum Corp*                                                 928
23,339
                                                                                ---------
-----

2,476,476
                                                                                ---------
-----
FINANCIAL - 20.88%
  1st Source Corp.                                                        615
15,363
  21st Century Insurance Group                                          1,156
14,958
  ABC Bancorp                                                             510
10,373
  Acadia Realty Trust                                                   1,280
17,587
  Accredited Home Lenders*                                                854
24,040
  Ace Cash Express Inc.*                                                  471
12,100
  Advanta Corp                                                          1,026
23,516
  Advent Software Inc*                                                  1,233
22,280
  Affiliated Managers Group*                                            1,272
64,071
  Affordable Residential Communities Inc.                               1,290
21,414
  Alabama National BanCorp                                                624
34,613
  Alexander's Inc.*                                                       100
16,774
  Alexandria Real Estate Equities Inc.                                  1,012
57,461
  Alfa Corp.                                                            1,724
24,136
  Amcore Financial Inc.                                                 1,310
39,510
  American Equity Invt Life*                                            1,060
10,547
  American Financial Realty                                             5,727
81,839
  American Home Mortgage Investment Corp                                1,813
47,011
  American Physicians Capital Inc.*                                       444
10,279
  Americanwest Bancorporation*                                            533
10,207
  Amerus Group Co                                                       2,054
85,036
  AMLI Residential Properties Trust                                     1,321
38,758
  Anchor Bancorp Wisconsin Inc.                                         1,028
27,180
  Anthracite Capital Inc.                                               2,641
31,639
  Anworth Mortgage Asset Corp.                                          2,331
27,691
  Apollo Investment Corp*                                               3,238
44,587
  Arbor Realty Trust Inc                                                  366
7,302
  Argonaut Group Inc.*                                                  1,222
22,521
  Arrow Financial Corp.                                                   439
13,368
  Ashford Hospitality Trust                                             1,046
8,734
  Asset Acceptance Capital*                                               410
6,970
  Asta Funding Inc                                                        485
8,439
  Baldwin & Lyons Inc                                                     418
11,219
  BancFirst Corp.                                                         167
9,978

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
FINANCIAL - 20.88% (CONTINUED)
  Bancorpsouth Inc.                                                     4,032   $
90,841
  Banctrust Financial Group Inc                                           446
7,814
  Bank Mutual Corporation                                               4,115
44,854
  Bank of Granite Corp.                                                   707
14,783
  Bank of the Ozarks Inc.                                                 556
12,955
  BankAtlantic Bancorp Inc.                                             2,222
40,996
  BankUnited Financial Corp*                                            1,389
35,836
  Banner Corp.                                                            528
15,344
  Bedford Property Investors Inc.                                         756
22,105
  Berkshire Hills Bancorp Inc.                                            278
10,314
  Bfc Financial Corporation*                                              361
4,260
  BISYS Group*                                                          6,286
88,381
  BKF Capital Group Inc.                                                  320
9,296
  Boston Private Financial Holdings Inc.                                1,426
33,026
  Brandywine Realty Trust                                               2,137
58,104
  Bristol West Holdings Inc                                               790
14,370
  Brookline Bancorp Inc.                                                3,082
45,213
  Bryn Mawr Bank Corp.                                                    368
8,372
  BSB Bancorp Inc.                                                        437
15,535
  Camden National Corp.                                                   404
13,360
  Capital Automotive REIT                                               1,625
47,661
  Capital City Bank Group Inc.                                            463
18,330
  Capital Corp Of The West                                                263
10,215
  Capital Crossing Bank*                                                  110
6,141
  Capital Lease Funding*                                                1,182
12,293
  Capital Southwest Corp                                                  143
11,301
  Capital Trust                                                           321
8,577
  Capstead Mortgage Corp.                                                 776
10,437
  Carramerica Realty Corp                                               2,838
85,793
  Carreker Corp.*                                                       1,056
10,581
  Cascade Bancorp                                                         869
16,059
  Cash America International Inc.                                       1,480
34,040
  Cathay Bancorp Inc.                                                   1,132
75,504
  CB Bancshares Inc.                                                      230
21,436
  CCC Information Services Group Inc.*                                    662
11,115
  Cedar Shopping Centers                                                  859
9,870
  Center Financial Corp                                                   503
7,620
  Central Coast Bancorp*                                                  468
8,563
  Central Pacific Financial Co                                            841
23,128
  Century Bancorp Inc                                                     182
5,986
  Ceres Group Inc.*                                                     1,575
9,671
  Charter Financial Corporation                                           207
7,038
  Charter Municipal Mortgage Acceptance Co.                             2,062
40,539
  Chemical Financial Corp.                                              1,250
46,113
  Chittenden Corp.                                                      1,922
67,558
  Circle Group Holdings*                                                1,049
5,402
  Citizens Banking Corp                                                 2,263
70,266
  Citizens First Bancorp Inc.                                             445
10,595
  Citizens Inc.*                                                        1,530
12,546
  City Bank                                                               403
12,904
  City Holding Co.                                                        873
27,569
  Clark/Bardes Inc.                                                       531
13,811
  Clifton Savings Bancorp Inc                                             718
8,480
  CNA Surety Corp.*                                                       813
8,902
  Coastal Financial Corp.                                                 609
9,105
  CoBiz Inc.                                                              673
9,308
  Colonial Properties Trust                                               989   $
38,106
  Columbia Bancorp                                                        303
8,854
  Columbia Banking System Inc.                                            733
16,273
  Commerce Group Inc.                                                   1,267
62,552
  Commercial Capital Bancorp*                                           1,897
32,951
  Commercial Federal Corp.                                              2,128
57,669
  Commercial Net Lease Realty Inc.                                      2,697
46,388
  Community Bank System Inc.                                            1,316
29,992
  Community Banks Inc.                                                    558
16,388
  Community First Bankshares Inc.                                       1,926
61,998
  Community Trust Bancorp Inc.                                            565
17,233
  CompuCredit Corp.*                                                      975
16,868
  Corillian Corp*                                                       1,694
8,538
  Cornerstone Realty Income Trust Inc.                                  2,619
22,969
  Corporate Office Properties Trust                                     1,774
44,084
  Correctional Properties Trust                                           573
16,760
  Corus Bankshares Inc.                                                   813
33,422
  Cousins Properties Inc                                                1,876
61,814
  Crawford & Co                                                           672
3,313
  Credit Acceptance Corp.*                                                557
8,394
  CVB Financial Corp.                                                   1,914
41,687
  Cybersource Corp*                                                     1,427
11,930
  Danielson Holding Corp*                                               2,383
16,467
  Delphi Financial Group Inc.                                           1,290
57,405
  Digital Insight Corp.*                                                1,832
37,977
  Dime Community Bancshares                                             1,615
28,230
  Direct General Corp                                                     827
26,679
  Donegal Group Inc                                                       145
2,906
  Donegal Group Inc Class A                                               182
3,656
  Downey Financial Corp                                                 1,023
54,475
  East West Bancorp Inc.                                                2,612
80,188
  EastGroup Properties Inc.                                             1,094
36,835
  Education Lending Group Inc*                                            653
11,591
  eFunds Corp.*                                                         2,499
43,733
  Electro Rent Corp.*                                                     941
9,852
  EMC Insurance Group Inc.                                                116
2,710
  Encore Capital Group Inc*                                               633
8,362
  Enstar Group Inc*                                                       166
8,844
  Entertainment Properties Trust                                        1,229
43,924
  Equity Inns Inc.                                                      2,373
22,045
  Equity One Inc.                                                       1,774
32,074
  eSpeed Inc.*                                                          1,258
22,204
  Essex Property Trust Inc.                                             1,195
81,678
  Euronet Worldwide Inc.*                                               1,175
27,178
  Exchange National Bancshares Inc                                          1
15
  FactSet Research Systems Inc.                                         1,063
50,248
  Farmers Capital Bank Corp.                                              316
11,297
  FBL Financial Group Inc.                                                650
18,369
  Federal Agricultural Mortgage Corp.*                                    440
10,529
  FelCor Lodging Trust Inc.*                                            2,576
31,170
  Fidelity Bankshares Inc.                                                688
24,390
  Financial Federal Corp.*                                                901
31,769
  Financial Institutions Inc.                                             420
10,374
  First Bancorp (North Carolina)                                          388
12,971
  First Bancorp Of Puerto Rico                                          1,796
73,187
  First Busey Corp.                                                       461
13,480

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
FINANCIAL - 20.88% (CONTINUED)
  First Cash Finl Svcs Inc*                                               613   $
13,045
  First Charter Corp.                                                   1,554
33,862
  First Citizens Bancshares Inc NC                                        317
38,674
  First Commonwealth Financial Corp. (Pennsylvania)                     3,632
47,107
  First Community Bancorp Inc.                                            679
26,101
  First Community Bancshares, Inc.                                        524
17,554
  First Federal Capital Corp.                                           1,041
28,971
  First Financial Bancorp                                               1,831
32,445
  First Financial Bankshares Inc.                                         714
29,938
  First Financial Corp                                                    706
22,521
  First Financial Holdings Inc.                                           657
18,928
  First Indiana Corp.                                                     617
11,754
  First Industrial Realty Trust Inc                                     2,153
79,403
  First Merchants Corp.                                                   968
25,120
  First Midwest Bancorp Inc                                             2,431
85,596
  First National Bankshares of Florida                                  2,498
47,332
  First Niagara Financial Group Inc.                                    4,395
52,740
  First Oak Brook Bancshares Inc.                                         350
10,605
  First Place Financial Corp.                                             619
11,495
  First Republic Bank                                                     679
29,251
  First Sentinel Bancorp Inc.                                           1,207
24,804
  First State Bancorp                                                     399
12,257
  FirstFed Financial Corp.*                                               886
36,858
  Flagstar Bancorp Inc.                                                 1,662
33,041
  Flushing Financial Corp.                                                883
15,585
  FNB Corp. (VA)                                                          379
10,923
  FNB Corp. (PA)                                                        2,417
49,307
  FPIC Insurance Group Inc.*                                              419
10,345
  Franklin Bank Corp/Houston*                                             555
8,780
  Frontier Financial Corporation                                          846
29,559
  Gabelli Asset Management Inc.                                           344
14,620
  Gables Residential Trust                                              1,528
51,921
  GATX Corp.                                                            2,574
70,013
  Gb&T Bancshares Inc                                                     316
7,540
  German American Bancorp                                                 483
8,114
  Getty Realty Corp.                                                      915
23,021
  Glacier Bancorp Inc.                                                  1,279
36,029
  Gladstone Capital Corp.                                                 452
9,108
  Glenborough Realty Trust Inc.                                         1,454
26,681
  Gold Banc Corp.                                                       2,093
32,442
  Government Properties Trust                                           1,008
10,534
  Great American Financial Resources Inc.                                 379
6,026
  Great Southern Bancorp Inc.                                             542
15,854
  Greater Bay Bancorp                                                   2,682
77,510
  Greenhill & Co Inc*                                                     262
5,478
  Hancock Holding Co.                                                   1,452
42,195
  Hanmi Financial Corp.                                                   448
13,216
  Harbor Florida Bancshares Inc.                                        1,086
29,876
  Harleysville Group Inc.                                                 675
12,724
  Harleysville National Corp.                                           1,302
33,331
  Harris & Harris Group Inc*                                              649
7,937
  Healthcare Realty Trust Inc.                                          2,248
84,255
  HealthExtras Inc.*                                                      867
14,366
  Heartland Financial USA Inc                                             480
8,808
  Heritage Property Investment Trust Inc.                               1,418
38,371
  Highland Hospitality Corp*                                            1,806
18,150
  Highwoods Properties Inc                                              2,801   $
65,824
  Hilb, Rogal & Hamilton Co.                                            1,608
57,373
  Home Properties of New York Inc.                                      1,709
66,617
  Homestore Inc.*                                                       4,973
19,842
  Horace Mann Educators Corp.                                           2,231
38,998
  Horizon Financial Corp                                                  544
10,826
  Hudson River Bancorp Inc.                                             1,585
27,056
  Humboldt Bancorp                                                        798
16,686
  Hypercom Corp.*                                                       2,662
22,494
  IBERIABANK Corp.                                                        327
19,352
  IMPAC Mortgage Holdings Inc.                                          3,273
73,708
  Independence Holding Co.                                                133
4,522
  Independent Bank Corp. (Massachusetts)                                  767
22,205
  Independent Bank Corp. (Michigan)                                       923
23,444
  Infinity Property & Casualty                                          1,079
35,607
  Innkeepers USA Trust                                                  1,707
17,599
  Integra Bank Corp.                                                      799
17,602
  Interactive Data Corporation*                                         1,920
33,446
  InterCept Inc.*                                                         865
14,169
  Interchange Financial Services Corp.                                    576
14,331
  International Bancshares Corp.                                           35
1,419
  Intersections Inc.*                                                     370
8,876
  Investment Technology Group*                                          2,289
29,276
  Investors Real Estate Trust*                                          2,148
22,296
  Ipayment Inc*                                                           548
22,468
  Irwin Financial Corp.                                                   914
24,130
  ITLA Capital Corp.*                                                     279
11,319
  Jones Lang LaSalle Inc.*                                              1,665
45,122
  K Fed Bancorp*                                                          297
3,787
  Kansas City Life Insurance Co.                                          192
8,081
  Keystone Property Trust Corp.                                         1,429
34,339
  Kilroy Realty Corp.                                                   1,483
50,570
  Knbt Bancorp Inc                                                      1,595
26,637
  Knight Trading Group Inc.*                                            6,059
60,711
  Koger Equity Inc.                                                     1,402
32,414
  Kramont Realty Trust                                                  1,256
20,096
  Kronos Inc.*                                                          1,622
66,826
  La Quinta Corp.*                                                      9,810
82,404
  LaBranche & Co.                                                       2,762
23,256
  Lakeland Bancorp Inc.                                                   687
11,088
  Lakeland Financial Corp.                                                304
10,184
  LandAmerica Financial Group Inc.                                        988
38,463
  LaSalle Hotel Properties                                              1,447
35,307
  Lexington Corporate Properties Trust                                  2,514
50,054
  LTC Properties Inc.                                                     770
12,782
  Luminent Mortgage Capital In                                          1,905
22,860
  Macatawa Bank Corp.                                                     460
12,645
  MAF Bancorp Inc.                                                      1,454
62,057
  Maguire Properties Inc                                                1,773
43,917
  Main Street Banks Inc.                                                  709
19,923
  MainSource Financial Group Inc.                                         486
9,866
  Manufactured Home Communities Inc.                                      973
32,294
  Marlin Business Services Inc*                                           310
4,659
  MB Financial Inc.                                                       941
34,638
  Mbt Financial Corp                                                      754
13,738
  MCG Capital Corp.                                                     1,660
25,531

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
FINANCIAL - 20.88% (CONTINUED)
  McGrath RentCorp                                                        503   $
18,586
  Mercantile Bank Corp                                                    375
13,669
  MeriStar Hospitality Corp.*                                           4,541
31,060
  Metris Cos. Inc.*                                                     1,685
14,643
  MFA Mortgage Investments, Inc.                                        3,971
35,342
  Mid-America Apartment Communities Inc.                                  930
35,238
  Midland Co.                                                             474
14,054
  Mid-State Bancshares                                                  1,232
28,964
  Midwest Banc Holdings Inc.                                              563
12,555
  Mission West Properties                                                 927
11,226
  Nara Bancorp Inc.                                                       960
16,445
  NASB Financial Inc.                                                     161
6,796
  National Financial Partners                                           1,743
61,476
  National Health Investors Inc.                                        1,193
32,438
  National Penn Bancshares Inc.                                         1,270
37,770
  National Processing Inc                                                 458
13,168
  National Western Life Ins Co*                                           114
17,505
  Nationwide Health Properties Inc.                                     3,472
65,621
  Navigators Group Inc.*                                                  447
12,914
  NBC Capital Corp.                                                       361
9,743
  NBT Bancorp Inc.                                                      1,718
38,380
  NCO Group Inc.*                                                       1,412
37,686
  NDCHealth Corp.                                                       1,881
43,639
  Nelnet Inc*                                                             423
7,508
  Net Bank Inc.                                                         2,420
26,451
  New Century Financial Corp.                                           1,483
69,434
  Newcastle Investment Corp                                             1,774
53,131
  Northwest Bancorp Inc.                                                  984
22,534
  NovaStar Financial Inc.                                               1,305
49,538
  NYMAGIC INC.                                                            172
4,541
  Oak Hill Financial Inc                                                  107
3,371
  OceanFirst Financial Corp.                                              488
11,688
  Ocwen Financial Corp.*                                                2,078
25,019
  Ohio Casualty Corp.*                                                  3,203
64,476
  Old National Bancorp                                                  3,466
86,061
  Old Second Bancorp Inc.                                                 350
18,463
  Omega Financial Corp.                                                   399
13,738
  Omega Healthcare Investors Inc.                                       2,420
24,297
  Oneida Financial Corp                                                     1
5
  Oriental Financial Group Inc.                                           885
23,957
  Origen Financial Inc*                                                   430
3,419
  Pacific Capital Bancorp                                               2,372
66,724
  Park National Corp                                                      715
91,313
  Parkway Properties Inc.                                                 574
25,514
  Partners Trust Financial Group Inc.                                     344
6,742
  Peapack-Gladstone Financial Corp.                                       347
11,146
  Penn-America Group Inc                                                  501
7,014
  Pennfed Financial Services Inc.                                         237
8,058
  Pennrock Financial Savings Corp.                                        400
12,080
  Pennsylvania Real Estate Investment Trust                             1,640
56,170
  Peoples Bancorp Inc.                                                    555
14,757
  Peoples Holding Co.                                                     428
14,792
  PFF Bancorp Inc.                                                        647
24,094
  Philadelphia Consolidated Holding Co.*                                  931
55,925
  Phoenix Companies Inc                                                 4,941
60,527
  Pico Holdings Inc.*                                                     417
7,973
  Piper Jaffray Companies Inc*                                          1,036   $
46,858
  PMA Capital Corp                                                      1,411
12,699
  Portal Software*                                                      1,684
6,113
  Portfolio Recovery Associate*                                           633
17,452
  Post Properties Inc.                                                  2,077
60,545
  Prentiss Properties Trust                                             2,323
77,867
  Presidential Life Corp.                                               1,112
20,038
  PRG-Schultz International Inc.*                                       2,142
11,717
  Price Legacy Corporation                                              1,145
21,137
  PrivateBancorp Inc.                                                     857
23,533
  ProAssurance Corp.*                                                   1,367
46,628
  Prosperity Bancshares Inc.                                              814
19,821
  Provident Bancorp Inc                                                 2,069
23,587
  Provident Bankshares Corp.                                            1,698
48,970
  Provident Financial Holdings                                            262
6,196
  Provident Financial Services                                          3,141
55,125
  PS Business Parks Inc.                                                  822
33,077
  Quaker City Bancorp Inc.                                                266
14,614
  R&G Financial Corp                                                    1,452
48,003
  RAIT Investment Trust                                                 1,213
29,900
  Ramco-Gershenson Properties Trust                                       745
18,051
  Realty Income Corp.*                                                  2,069
86,339
  Redwood Trust Inc.                                                      835
46,493
  Republic Bancorp Inc.                                                 3,343
46,468
  Republic Bancorp Ky                                                     425
8,581
  Riggs National Corp.                                                    830
17,530
  RLI Corp.                                                             1,170
42,705
  Royal Bancshares of Pennsylvania                                        224
5,555
  S&T Bancorp Inc.                                                      1,237
39,559
  S.Y. Bancorp Inc.                                                       617
14,444
  S1 Corp.*                                                             3,684
36,619
  Safety Insurance Group Inc                                              524
11,224
  Sanders Morris Harris Group Inc                                         623
9,189
  Sandy Spring Bancorp Inc.                                               758
26,341
  Santander Bancorp                                                       250
6,180
  Saul Centers Inc.                                                       583
18,720
  Saxon Capital Inc.*                                                   1,498
34,199
  Scbt Financial Corporation                                              403
12,150
  Seacoast Banking Corp. of Florida                                       604
12,642
  Seacoast Financial Services Corp.                                     1,578
54,599
  Second Bancorp Inc.                                                     426
13,330
  Security Bank Corp                                                      244
8,479
  Selective Insurance Group Inc.                                        1,448
57,746
  Senior Housing Properties Trust                                       2,801
47,029
  Signature Bank*                                                         292
6,938
  Silicon Valley Bancshares*                                            1,845
73,154
  Simmons First National Corp.                                            766
19,939
  Smithtown Bancorp Inc                                                   272
11,065
  Sotheby's Holdings Inc.*                                              2,385
38,065
  Southern Community Financial                                            777
8,112
  Southside Bancshares Inc                                                463
9,723
  Southwest Bancorp Inc.                                                  559
10,202
  Southwest Bancorp of Texas Inc.                                       1,792
79,063
  Sovran Self Storage Inc.                                                777
29,666
  State Auto Financial Corp.                                              703
21,596
  State Bancorp Inc.                                                      423
10,331

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
FINANCIAL - 20.88% (CONTINUED)
  State Financial Services Corp                                           300   $
8,898
  Sterling Bancorp                                                        703
19,417
  Sterling Bancshares Inc.                                              2,337
33,162
  Sterling Financial Corp. (Pennsylvania)                               1,122
29,206
  Sterling Financial Corp. (Washington)*                                1,180
37,607
  Stewart Information Services Corp.                                      889
30,022
  Stifel Financial Corp*                                                  283
7,698
  Suffolk Bancorp                                                         569
18,549
  Summit Properties Inc.                                                1,467
37,614
  Sun Bancorp Inc.*                                                       416
8,844
  Sun Communities Inc.                                                    842
31,701
  Susquehanna Bancshares Inc.                                           2,405
60,510
  SWS Group Inc.                                                          788
12,056
  Tanger Factory Outlet Centers Inc.                                      710
27,761
  Taubman Centers Inc.                                                  2,596
59,422
  Taylor Capital Group Inc                                                203
4,415
  Texas Capital Bancshares Inc*                                         1,113
18,476
  Texas Regional Bancshares Inc.                                        1,429
65,605
  The Bancorp Bank*                                                       359
6,358
  The First of Long Island Corporation                                    178
8,220
  The MONY Group*                                                       2,618
81,943
  Tierone Corp                                                          1,015
21,833
  Tns Inc.*                                                               232
5,058
  Tompkins Trustco Inc.                                                   378
17,955
  Town & Country Trust                                                    910
22,968
  Tradestation Group Inc*                                                 980
7,046
  Triad Guaranty Inc.*                                                    487
28,343
  TriCo Bancshares                                                        585
11,057
  TrustCo Bank Corp.                                                    3,886
50,907
  Trustmark Corp                                                        2,457
71,056
  U.S. Restaurant Properties Inc.                                       1,178
17,894
  U.S.B. Holding Co. Inc.                                                 573
13,133
  UICI*                                                                 1,971
46,930
  UMB Financial Corp.                                                     788
40,677
  Umpqua Holdings Corp.                                                 1,486
31,191
  Union Bankshares Corp.                                                  399
12,608
  United Bankshares Inc.                                                1,956
63,570
  United Community Banks Inc.                                           1,485
37,392
  United Community Financial Corp.                                      1,410
18,330
  United Fire & Casualty Co.                                              376
21,714
  United Panam Financial Corp*                                            241
4,109
  United Rentals Inc*                                                   2,252
40,288
  Universal American Financial Corp.*                                   1,381
15,163
  Universal Health Realty Income Trust                                    613
17,593
  Univest Corp Of Penn                                                    396
20,196
  Unizan Financial Corp.                                                1,136
29,650
  Urstadt Biddle                                                        1,098
16,261
  Usi Holdings Corp*                                                    1,841
29,088
  Value Line Inc.                                                          71
2,521
  Vesta Insurance Group Inc.                                            1,884
12,189
  Virginia Commerce Bancorp*                                              256
7,555
  Virginia Financial Group Inc.                                           374
12,847
  Washington Real Estate Investment Trust                               2,181
64,078
  Washington Trust Bancorp Inc.                                           691
17,945
  Waypoint Financial Corp.                                              1,563
43,123
  Wesbanco Inc.                                                           921
26,829
  West Bancorporation                                                     839   $
14,674
  West Coast Bancorp (Oregon)                                             785
16,830
  Westamerica Bancorp                                                   1,658
86,962
  Western Sierra Bancorp*                                                 334
10,344
  Westfield Financial Inc.                                                255
5,187
  Wilshire Financial Svcs Grp                                             690
6,410
  Wilshire St Bank - La Calif*                                            368
9,023
  Winston Hotels Inc.                                                   1,211
12,534
  Wintrust Financial Corp.                                              1,057
53,389
  World Acceptance Corp.*                                                 841
15,416
  WSFS Financial Corp.                                                    314
15,282
  Yardville National Bancorp                                              439
10,975
  Zenith National Insurance Corp.                                         556
27,022
                                                                                ---------
-----

12,080,380
                                                                                ---------
-----
HEALTH CARE - 12.00%
  Abaxis Inc*                                                             912
17,310
  Abgenix Inc.*                                                         4,244
49,740
  Abiomed Inc.*                                                           796
10,014
  Able Laboratories Inc*                                                  889
18,278
  Accelrys Inc*                                                         1,272
12,542
  Adolor Corp.*                                                         2,027
25,702
  Advanced Medical Optics*                                              1,540
65,558
  Advanced Neuromodulation Systems Inc.*                                1,049
34,407
  Advancis Pharmaceutical*                                                493
3,347
  Aksys Ltd.*                                                             420
2,449
  Alaris Medical Inc.*                                                    254
5,677
  Albany Molecular Research Inc.*                                       1,213
15,684
  Alexion Pharmaceuticals Inc.*                                         1,147
21,334
  Align Technology Inc.*                                                2,718
51,642
  Alkermes Inc.*                                                        4,682
63,675
  Alliance Imaging Inc.*                                                  656
2,998
  Allscripts Healthcare Solutions Inc.*                                 1,429
11,203
  Alpharma Inc.                                                         2,051
42,004
  Amedisys Inc*                                                           569
18,800
  America Service Group*                                                  370
12,858
  American Healthways Inc.*                                             1,510
40,196
  American Medical Security Group Inc.*                                   619
16,868
  American Medical Systems Holdings Inc.*                               1,318
44,416
  AmeriGroup Corp.*                                                     1,292
63,566
  Amsurg Inc.*                                                          1,579
39,680
  Analogic Corp.                                                          598
25,373
  Animas Corp*                                                            222
4,140
  Antigenics Inc.*                                                      1,325
11,342
  Apria Healthcare Group Inc.*                                          2,606
74,792
  Ariad Pharmaceuticals Inc.*                                           2,731
20,455
  Array BioPharma Inc.*                                                 1,247
9,914
  Arrow International Inc.                                              1,000
29,920
  ArthroCare Corp.*                                                     1,110
32,279
  Aspect Medical Systems Inc*                                             641
11,839
  AtheroGenics Inc.*                                                    1,933
36,785
  Atrix Laboratories Inc.*                                              1,143
39,182
  Avant Immunotherapeutics Inc*                                         3,880
10,321
  Axonyx Inc*                                                           2,676
14,022
  Barrier Therapeutics Inc*                                               342
4,795
  Bentley Pharmaceuticals Inc.*                                           802
11,019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
HEALTH CARE - 12.00% (CONTINUED)
  Beverly Enterprises Inc.*                                             5,601   $
48,169
  Biocryst Pharmaceuticals Inc*                                           854
5,893
  Bioenvision Inc*                                                      1,013
8,874
  Biolase Technology Inc*                                               1,123
15,116
  BioMarin Pharmaceutical Inc.*                                         3,362
20,172
  Bio-Rad Laboratories Inc.*                                              908
53,445
  Bio-Reference Laboratories Inc.*                                        402
5,330
  Biosite Inc.*                                                           676
30,366
  Bone Care International Inc.*                                           817
19,134
  Bradley Pharmaceuticals Inc*                                            706
19,697
  Bruker Biosciences Corp*                                              1,117
5,440
  Cancervax Corp*                                                         863
6,567
  Candela Corp*                                                         1,004
9,839
  Caraco Pharm Labs Inc*                                                  474
4,569
  Cardiac Science Inc.*                                                 3,587
8,788
  CardioDynamics International Corp.*                                   1,880
9,494
  Celera Genomics Group - Applera Corp.*                                3,810
43,853
  Cell Genesys Inc.*                                                    2,333
24,240
  Cell Therapeutics Inc.*                                               2,630
19,383
  Centene Corp*                                                         1,058
40,786
  Cepheid*                                                              2,178
25,134
  Cerner Corp*                                                          1,485
66,201
  Chattem Inc.*                                                           874
25,232
  Cima Labs Inc.*                                                         767
25,871
  Ciphergen Biosystems Inc.*                                            1,209
8,850
  Closure Medical Corp.*                                                  359
9,014
  Computer Programs and Systems Inc.                                      337
6,868
  Conceptus Inc.*                                                       1,332
14,985
  CONMED Corp.*                                                         1,552
42,525
  Connetics Corp.*                                                      1,641
33,148
  Corcept Therapeutics Inc*                                               235
1,814
  Corgentech Inc*                                                         322
5,191
  Corixa Corp.*                                                         2,908
13,580
  Corvel Corp.*                                                           331
9,384
  Cti Molecular Imaging Inc*                                            1,625
23,043
  Cubist Pharmaceuticals Inc.*                                          2,101
23,321
  CuraGen Corp.*                                                        2,249
13,516
  Curis Inc*                                                            2,164
9,565
  CV Therapeutics Inc.*                                                 1,644
27,553
  Cyberonics Inc.*                                                        905
30,191
  Cypress Bioscience Inc*                                               1,534
21,062
  Cytogen Corp*                                                           810
12,879
  Cytokinetics Inc*                                                       395
5,866
  Datascope Corp.                                                         609
24,171
  deCODE genetics Inc.*                                                 2,508
21,318
  Dendreon Corp*                                                        3,017
36,958
  Depomed Inc*                                                          1,101
5,450
  Diagnostic Products Corp                                              1,182
51,937
  Digene Corp.*                                                           733
26,776
  Discovery Laboratories Inc*                                           2,441
23,409
  Diversa Corp.*                                                        1,234
12,500
  dj Orthopedics Inc.*                                                    933
21,459
  Dov Pharmaceutical Inc*                                                 629
8,781
  Durect Corp.*                                                         1,585
5,532
  Dusa Pharmaceuticals Inc*                                               782
7,429
  Dyax Corp*                                                            1,367
16,062
  Dynavax Technologies Corp*                                              325   $
2,165
  Eclipsys Corp.*                                                       1,906
29,086
  Encore Medical Corp*                                                  1,606
10,118
  Encysive Pharmaceuticals Inc*                                         2,757
23,435
  Endocardial Solutions Inc.*                                           1,146
11,861
  Enzo Biochem Inc.*                                                    1,260
18,900
  Enzon Inc.*                                                           2,290
29,220
  EPIX Medical Inc.*                                                    1,190
25,109
  eResearch Technology Inc.*                                            2,322
65,016
  Exactech Inc*                                                           318
6,901
  Exelixis Inc.*                                                        3,289
33,186
  E-Z-Em Inc*                                                             344
6,323
  First Health Group Corp.*                                             4,783
74,663
  First Horizon Pharmaceutical Corp.*                                   1,371
25,912
  Genaera Corporation*                                                  2,738
11,500
  Genelabs Technologies*                                                4,597
10,619
  Genencor International Inc.*                                            390
6,384
  Genesis Healthcare Corp*                                              1,036
30,085
  Genta Inc.*                                                           3,167
7,918
  Gentiva Health Services Inc.*                                         1,320
21,463
  Geron Corp.*                                                          2,355
19,052
  Gtx Inc*                                                                283
2,946
  Guilford Pharmaceuticals Inc.*                                        1,773
8,422
  Haemonetics Corp.*                                                    1,019
30,213
  Hanger Orthopedic Group Inc.*                                         1,118
13,103
  Healthcare Services Group Inc.                                          776
11,873
  Hollis-Eden Pharmaceuticals*                                            718
8,652
  Hologic Inc.*                                                         1,065
24,761
  Hooper Holmes Inc.                                                    2,990
17,163
  Human Genome Sciences Inc.*                                           6,776
78,805
  ICU Medical Inc.*                                                       551
18,475
  IDX Systems Corp.*                                                    1,083
34,537
  I-Flow Corp*                                                            947
11,231
  ILEX Oncology Inc.*                                                   2,041
51,005
  Illumina Inc.*                                                        1,519
9,646
  Immucor Inc.*                                                         1,038
33,787
  Immunicon Corp*                                                         315
2,476
  Immunogen Inc.*                                                       1,912
11,682
  Immunomedics Inc.*                                                    2,173
10,583
  Impax Laboratories Inc.*                                              2,540
49,225
  Incyte Genomics Inc.*                                                 3,188
24,356
  Indevus Pharmaceuticals Inc.*                                         2,160
13,284
  Inkine Pharmaceuticals*                                               2,542
9,838
  Inspire Pharmaceuticals Inc*                                          1,669
27,906
  Integra LifeSciences Holdings Corp.*                                  1,059
37,351
  InterMune Inc.*                                                       1,499
23,115
  Intuitive Surgical Inc*                                               1,750
33,250
  Invacare Corp.                                                        1,355
60,596
  Inveresk Research Group Inc*                                          1,533
47,278
  Inverness Medical Innovations Inc.*                                     701
15,352
  ISIS Pharmaceuticals Inc.*                                            2,707
15,538
  Isolagen Inc*                                                         1,155
11,873
  Ista Pharmaceuticals, Inc*                                              385
4,023
  Ivax Diagnostics Inc*                                                   351
2,246
  K V Pharmaceutical Co*                                                1,865
43,063
  Kensey Nash Corp.*                                                      497
17,147

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
HEALTH CARE - 12.00% (CONTINUED)
  Keryx Biopharmaceuticals*                                             1,130   $
14,306
  Kindred Healthcare Inc.*                                              1,376
36,258
  KOS Pharmaceuticals Inc.*                                               623
20,540
  Kosan Biosciences Inc.*                                               1,103
8,714
  Kyphon Inc.*                                                          1,215
34,239
  LabOne Inc.*                                                            890
28,284
  Landauer Inc.                                                           465
20,767
  Lannett Co. Inc.*                                                       361
5,422
  Laserscope*                                                             944
26,007
  Lca-Vision Inc*                                                         537
15,643
  Lexicon Genetics Inc.*                                                3,308
25,935
  Lifecell Corporation*                                                 1,484
16,754
  Lifepoint Hospitals Inc*                                              1,996
74,291
  Ligand Pharmaceuticals Inc.*                                          3,858
67,052
  Luminex Corporation*                                                  1,401
14,094
  Magellan Health Services Inc*                                         1,406
47,031
  Marshall Edwards Inc*                                                   375
2,824
  Matria Healthcare Inc.*                                                 538
13,488
  Maxim Pharmaceuticals Inc*                                            1,479
14,272
  Maxygen Inc.*                                                         1,176
12,430
  Medarex Inc.*                                                         4,131
30,115
  MedCath Corp.*                                                          315
6,300
  Medical Action Ind Inc*                                                 426
7,838
  Medicines Co.*                                                        2,491
76,000
  MedSource Technologies Inc.*                                          1,116
7,924
  Mentor Corp MN                                                        2,286
78,387
  Merit Medical Systems Inc.*                                           1,224
19,498
  Micro Therapeutics Inc*                                                 612
2,589
  Microtek Medical Holdings In*                                         2,243
11,484
  Microvision Inc*                                                        973
8,173
  Molecular Devices Corp.*                                                658
11,699
  Molina Healthcare Inc*                                                  541
20,655
  Myogen, Inc.*                                                           729
5,657
  Myriad Genetics Inc.*                                                 1,418
21,157
  Nabi Biopharmaceuticals*                                              3,006
42,745
  Nanogen Inc*                                                          1,777
11,941
  National Healthcare Corp.                                               351
9,832
  Neighborcare Inc*                                                     1,962
61,469
  NeoPharm Inc.*                                                          899
9,287
  Neose Technologies Inc.*                                              1,079
8,988
  Neurogen Corp.*                                                       1,305
9,761
  Nitromed Inc*                                                           514
3,089
  Northfield Laboratories Inc*                                            993
14,160
  Noven Pharmaceuticals Inc.*                                           1,221
26,886
  NPS Pharmaceuticals Inc.*                                             1,944
40,824
  Nuvasive Inc*                                                           339
3,698
  Nuvelo Inc*                                                           1,479
14,228
  Ocular Sciences Inc.*                                                 1,016
38,608
  Odyssey HealthCare Inc.*                                              1,912
35,984
  Omnicell Inc.*                                                        1,136
16,597
  Onyx Pharmaceuticals Inc.*                                            1,810
76,672
  Option Care Inc.                                                        691
10,545
  OraSure Technologies Inc.*                                            2,073
20,170
  Orthodontic Centers Of America*                                       2,206
18,067
  Orthologic Corp.*                                                     1,803
15,632
  Orthovita Inc*                                                        2,119
10,892
  Oscient Pharmaceuticals Corp*                                         3,170   $
16,199
  Owens & Minor Inc.                                                    2,051
53,121
  Pain Therapeutics Inc.*                                               1,346
10,849
  Palatin Technologies Inc*                                             2,751
11,582
  Palomar Medical Technologies*                                           627
10,527
  Par Pharmaceuticals Cos Inc*                                          1,788
62,955
  PAREXEL International Corp.*                                          1,363
26,987
  Pediatrix Medical Group Inc.*                                         1,279
89,338
  Penwest Pharmaceuticals Co.*                                            867
11,106
  Peregrine Pharmaceuticals Inc.*                                       6,566
9,652
  Perrigo Co.                                                           3,296
62,525
  Per-Se Technologies Inc.*                                             1,184
17,215
  Pharmacyclics Inc*                                                    1,024
10,414
  Pharmion Corp*                                                          642
31,407
  Pharmos Corp.*                                                        4,593
18,877
  PolyMedica Corp.                                                      1,372
42,587
  Possis Medical Inc.*                                                    838
28,618
  Pozen Inc.*                                                           1,252
8,564
  Praecis Pharmaceuticals Inc.*                                         2,733
10,385
  Priority Healthcare Corp.*                                            1,494
34,287
  Progenics Pharmaceuticals Inc.*                                         614
10,340
  Province Healthcare Co.*                                              2,577
44,196
  ProxyMed Inc.*                                                          313
5,277
  PSS World Medical Inc.*                                               3,521
39,435
  Psychiatric Sloutions Inc*                                              518
12,914
  Quality Systems Inc*                                                    176
8,640
  Quidel Corp.*                                                         1,650
9,719
  Regeneration Technologies*                                            1,212
13,005
  Regeneron Pharmaceuticals Inc.*                                       1,982
20,870
  RehabCare Group Inc.*                                                   846
22,529
  Renovis Inc*                                                            311
2,849
  Res-Care Inc.*                                                          910
11,557
  Rigel Pharmaceuticals Inc*                                              522
7,418
  Salix Pharmaceuticals Ltd.*                                           1,253
41,286
  Santarus Inc.*                                                          362
5,340
  Sciclone Pharmaceuticals Inc*                                         2,328
11,896
  Seattle Genetics Inc.*                                                1,630
11,459
  Select Medical Corp                                                   4,806
64,497
  Serologicals Corp.*                                                   1,304
26,067
  Sfbc International Inc*                                                 651
20,396
  Sierra Health Services Inc.*                                          1,201
53,685
  Sola International Inc.*                                              1,669
28,757
  Sonic Innovations Inc.*                                                 962
5,464
  SonoSite Inc.*                                                          769
18,387
  Specialty Laboratories Inc.*                                            417
3,736
  STERIS Corp.*                                                         3,646
82,254
  Sunrise Assisted Living Inc.*                                           848
33,191
  SuperGen Inc.*                                                        2,313
14,919
  SurModics Inc.*                                                         741
18,258
  Sybron Dental Specialties Inc.*                                       2,013
60,088
  Symbion Inc*                                                            432
7,543
  Tanox Inc.*                                                           1,239
23,628
  Techne Corp.*                                                         2,146
93,244
  Telik Inc.*                                                           2,282
54,471
  Tercica Inc*                                                            297
2,429
  Thermogenesis Corp*                                                   2,330
11,021

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
HEALTH CARE - 12.00% (CONTINUED)
  Third Wave Technologies*                                              1,466   $
6,582
  Thoratec Corp.*                                                       2,636
28,284
  Transkaryotic Therapies Inc.*                                         1,530
22,889
  Trimeris Inc.*                                                          815
11,760
  TriPath Imaging Inc.*                                                 1,436
13,513
  United Surgical Partners International Inc.*                          1,468
57,942
  United Therapeutics Corp.*                                              987
25,317
  Urologix Inc.*                                                          734
11,333
  US Oncology Inc.*                                                     3,658
53,846
  Valeant Pharmaceuticals International                                 4,375
87,500
  Vaxgen Inc*                                                           1,231
17,431
  Ventana Medical Systems Inc.*                                           714
33,936
  Vertex Pharmaceuticals Inc*                                           4,115
44,607
  Viasys Healthcare Inc.*                                               1,608
33,623
  Vicuron Pharmaceuticals Inc.*                                         2,447
30,734
  Vion Pharmaceuticals Inc*                                             2,891
12,027
  Vistacare Inc*                                                          470
8,719
  VISX Inc.*                                                            2,544
67,976
  Vital Signs Inc.                                                        293
8,509
  West Pharmaceutical Services Inc.                                       774
32,740
  Wilson Greatbatch Technologies Inc.*                                  1,116
31,192
  Wright Medical Group Inc.*                                            1,387
49,377
  Young Innovations Inc.                                                  245
6,223
  Zila, Inc*                                                            2,368
11,627
  Zoll Medical Corp.*                                                     480
16,838
  ZymoGenetics Inc.*                                                    1,013
19,247
                                                                                ---------
-----

6,943,207
                                                                                ---------
-----
INDUSTRIAL - .37%
  GenCorp Inc.                                                          2,067
27,677
  Kaman Corp                                                            1,103
15,431
  Lancaster Colony                                                      1,412
58,796
  Raven Industries Inc                                                    404
14,354
  Sequa Corp.*                                                            326
19,061
  Trinity Industries Inc.                                               1,915
60,878
  Walter Industries Inc.                                                1,231
16,766
                                                                                ---------
-----

212,963
                                                                                ---------
-----
MATERIALS - 8.80%
  A. Schulman Inc.                                                      1,575
33,847
  AAON Inc.*                                                              455
9,186
  Aceto Corp                                                              833
14,661
  Acuity Brands Inc.                                                    2,224
60,048
  Airgas Inc.                                                           3,142
75,125
  AK Steel Holding Corp*                                                5,677
29,918
  Albany International Corp.                                            1,369
45,944
  Albemarle Corp                                                        1,663
52,634
  Alico Inc.                                                              187
7,508
  Allegheny Technologies Inc                                            4,245
76,622
  AMCOL International Corp.                                             1,125
21,319
  American Vanguard Corp                                                  261
8,804
  Ameron International Corp.                                              429
14,642
  Anchor Glass Container Corp.                                            514
6,954
  Apogee Enterprises Inc.                                               1,434
14,914
  Aptargroup Inc.                                                       1,909
83,404
  Arch Chemicals Inc.                                                   1,215
35,016
  Armor Holdings Inc.*                                                  1,491
50,694
  Avatar Holdings Inc.*                                                   240   $
9,984
  Barnes Group Inc.                                                       780
22,604
  Bluegreen Corp*                                                         849
11,716
  Brady Corp.                                                             950
43,795
  Brookfield Homes Corp                                                   779
20,402
  Brush Engineered Materials Inc.*                                        876
16,556
  Buckeye Technologies Inc.*                                            1,534
17,641
  Building Materials Holding Corp.                                        700
13,251
  Cabot Microelectronics Corp.*                                         1,296
39,671
  Calgon Carbon Corp.                                                   1,770
11,859
  Cambrex Corp.                                                         1,364
34,414
  Caraustar Industries Inc.*                                            1,485
20,953
  Carpenter Technology Corp.                                            1,191
40,554
  Century Aluminum Co.*                                                   928
23,005
  Ceradyne Inc*                                                           833
29,796
  Chesapeake Corp.                                                      1,019
27,187
  Circor International Inc.                                               801
16,332
  CLARCOR Inc.                                                          1,325
60,685
  Cleveland-Cliffs Inc.*                                                  559
31,522
  Coeur Dalene Mines Corp*                                             11,192
45,663
  Comfort Systems USA Inc.*                                             2,008
12,831
  Commercial Metals Co.                                                 1,516
49,194
  Compass Minerals Internation                                            788
15,271
  CompX International Inc.*                                               177
2,655
  Cons Tomoka Land Co                                                     294
11,101
  Corn Products International Inc.                                      1,904
88,631
  Crompton Corporation                                                  5,983
37,692
  Crown Holdings Inc.*                                                  8,625
85,990
  Cytec Industries Inc.                                                 2,031
92,309
  Delta & Pine Land Co.                                                 1,974
43,329
  Deltic Timber Corp.                                                     517
19,853
  DHB Industries Inc.*                                                  1,066
16,182
  Drew Industries Inc.*                                                   373
15,181
  Dycom Industries Inc.*                                                2,533
70,924
  Eagle Materials Inc                                                     983
69,813
  ElkCorp                                                               1,029
24,634
  EMCOR Group Inc.*                                                       790
34,744
  Encore Wire Corp.*                                                      552
15,219
  Energy Conversion Devices Inc.*                                       1,052
11,846
  Ennis Business Forms Inc.                                               856
16,692
  Exide Technologies*                                                   1,221
24,969
  Ferro Corp.                                                           2,188
58,376
  First Acceptance Corp*                                                1,068
7,476
  FMC Corp.*                                                            1,899
81,866
  Georgia Gulf Corp.                                                    1,488
53,360
  Gibraltar Steel Corp.                                                   818
26,847
  Glatfelter                                                            1,497
21,078
  GrafTech International Ltd.*                                          5,079
53,126
  Granite Construction Inc.                                             1,738
31,684
  Graphic Packaging Intl Corp*                                          3,482
30,119
  Great Lakes Chemical Corp.                                            2,650
71,708
  Greif Brothers Corp                                                     680
28,730
  Griffon Corp.*                                                        1,275
28,407
  H.B. Fuller Co.                                                       1,488
42,259
  Hecla Mining Co.*                                                     6,177
35,208
  Hercules Inc*                                                         5,743
70,007

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
MATERIALS - 8.80% (CONTINUED)
  Hexcel Corp.*                                                         1,090   $
12,622
  IMC Global Inc                                                        6,049
81,057
  IMCO Recycling Inc.*                                                    712
9,413
  Infrasource Services Inc*                                               450
5,517
  Insituform Technologies Inc.*                                         1,395
22,697
  Integrated Electrical Services Inc.*                                  1,717
13,822
  Interface Inc*                                                        2,311
20,175
  Jacuzzi Brands Inc*                                                   3,936
31,724
  Kaydon Corp.                                                          1,473
45,560
  Kronos Worldwide Inc                                                    158
5,410
  Layne Christensen Company*                                              515
8,523
  Lennox International Inc.                                             2,313
41,865
  LNR Property Corp.                                                      894
48,500
  Lone Star Technologies Inc.*                                          1,502
41,395
  Longview Fibre Co.*                                                   2,668
39,300
  LSI Industries Inc.                                                   1,031
11,857
  MacDermid Inc.                                                        1,410
47,729
  Maverick Tube Corp.*                                                  2,211
58,061
  Medis Technologies Ltd.*                                                679
11,013
  Metal Management Inc*                                                   920
18,225
  Metals Usa Inc*                                                       1,054
18,846
  Mgp Ingredients Inc                                                     206
7,970
  Millennium Chemicals Inc.*                                            3,393
58,767
  Minerals Technologies Inc.                                            1,073
62,234
  Mobile Mini Inc.*                                                       750
21,308
  Mueller Industries Inc.                                               1,827
65,407
  Myers Industries Inc.                                                 1,158
16,328
  NCI Building Systems Inc.*                                            1,017
33,103
  Newmarket Corp*                                                         717
15,394
  NL Industries Inc.                                                      412
5,974
  NN Inc.                                                                 873
11,096
  Nuco2 Inc*                                                              329
6,481
  Octel Corp.                                                             650
17,115
  Olin Corp.                                                            3,628
63,925
  Om Group Inc*                                                         1,481
48,888
  Omnova Solutions Inc.*                                                2,099
12,804
  Oregon Steel Mills Inc.*                                              1,386
20,430
  Penn Engineering & Manufacturing Corp.                                  561
12,028
  Perini Corp*                                                            336
3,585
  PolyOne Corp.*                                                        4,783
35,586
  Pope & Talbot Inc.                                                      823
16,271
  Potlatch Corp.                                                        1,539
64,084
  Quaker Chemical Corp.                                                   430
11,877
  Quanex Corp.                                                            858
41,785
  Quanta Services Inc.*                                                 3,762
23,400
  Reading International Inc*                                              753
6,551
  Reliance Steel & Aluminum Co.                                         1,472
59,351
  Rock-Tenn Co.                                                         1,526
25,866
  Rogers Corp.*                                                           865
60,464
  Royal Gold Inc.                                                         857
12,144
  RTI International Metals Inc.*                                        1,107
17,657
  Ryerson Tull Inc.                                                     1,228
19,501
  Schnitzer Steel Industries Inc.                                       1,024
34,775
  Schweitzer-Mauduit International Inc.                                   784
24,014
  Shaw Group Inc*                                                       3,302
33,449
  Silgan Holdings Inc.                                                    572
23,057
  Simpson Manufacturing Co.*                                              959   $
53,819
  Spartech Corp.                                                        1,310
33,981
  Standard Register Co.                                                   612
7,283
  Steel Dynamics Inc.*                                                  1,954
55,943
  Steel Technologies Inc                                                  524
11,570
  Stepan Co.*                                                             276
7,217
  Stillwater Mining Co.*                                                2,099
31,506
  Sunterra Corp*                                                          969
12,209
  Symyx Technologies Inc.*                                              1,469
35,432
  Tarragon Realty Investors*                                              349
5,148
  Tejon Ranch Co.*                                                        396
13,781
  Terra Industries Inc.*                                                2,038
11,474
  Texas Industries Inc.                                                 1,106
45,534
  Trammell Crow Co.*                                                    1,708
24,083
  Tredegar Corp.                                                        1,447
23,340
  Trex Co. Inc.*                                                          537
20,272
  Triarc Companies*                                                     1,864
18,957
  U.S. Concrete Inc.*                                                   1,104
7,783
  Ultralife Batteries Inc*                                                733
14,191
  Universal Forest Products Inc.                                          823
26,542
  URS Corp.*                                                            1,638
44,881
  USEC Inc.                                                             4,379
38,404
  USG Corp.*                                                            1,683
29,587
  Valence Technology Inc*                                               2,831
9,710
  Valhi Inc.                                                              530
6,026
  Valmont Industries Inc.                                                 751
17,198
  W.R. Grace & CO.*                                                     3,427
21,247
  Washington Group International Inc*                                   1,317
47,267
  Watsco Inc.                                                           1,163
32,645
  Wausau-Mosinee Paper Corp.                                            2,385
41,261
  WCI Communities*                                                      1,767
39,422
  WD-40 Co.                                                               891
26,677
  Wellman Inc.                                                          1,665
13,536
  Wheeling-Pittsburgh Corp*                                               313
6,529
  York International                                                    2,159
88,670
                                                                                ---------
-----

5,087,246
                                                                                ---------
-----
TECHNOLOGY - 12.78%
  Actel Corp.*                                                          1,344
24,864
  Activcard Corp*                                                       2,204
16,001
  Actuate Corp.*                                                        2,701
10,669
  Adaptec Inc*                                                          5,697
48,197
  Advanced Digital Information Corp.*                                   3,351
32,505
  Aeroflex Inc.*                                                        3,446
49,381
  Agile Software Corp.*                                                 2,724
23,835
  Agilysys Inc.                                                         1,500
20,685
  Airspan Networks*                                                     1,607
8,903
  Alliance Semiconductor Corp.*                                         1,065
6,337
  Altiris Inc.*                                                         1,085
29,957
  Amis Holdings Inc*                                                    1,630
27,580
  Anaren Microwave Inc.*                                                1,080
17,647
  Anixter International Inc.*                                           1,548
52,678
  Ansoft Corp*                                                            374
5,707
  answerthink Inc.*                                                     2,349
13,460
  Ansys Inc.*                                                             802
37,694
  Anteon International Corp.*                                           1,408
45,929

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
TECHNOLOGY - 12.78% (CONTINUED)
  Ariba Inc*                                                           14,324   $
28,362
  Artisan Components Inc.*                                              1,202
31,012
  Ascential Software Corp*                                              3,097
49,521
  Asiainfo Holdings Inc.*                                               1,843
9,731
  Aspect Communications Corp.*                                          2,123
30,147
  Aspen Technology Inc.*                                                2,156
15,653
  At Road Inc.*                                                         1,783
13,640
  Atheros Communications*                                                 485
5,111
  Authentidate Holding Corp*                                            1,510
16,503
  Avanex Corp.*                                                         4,160
16,183
  BEI Technologies Inc.                                                   579
16,391
  Bel Fuse Inc                                                            435
18,140
  Benchmark Electronics Inc.*                                           2,144
62,390
  Bioveris Corpration*                                                  1,072
8,918
  Black Box Corp.                                                         843
39,840
  Blue Coat Systems Inc*                                                  468
15,673
  Borland Software Corp.*                                               4,217
35,802
  Brocade Communications Systems*                                      13,547
81,011
  Caci International Inc.*                                              1,522
61,550
  California Micro Devices Cp*                                          1,101
12,695
  Captaris Inc*                                                         1,677
10,833
  Carrier Access Corp*                                                  1,045
12,456
  Catapult Communications Corp.*                                          292
6,716
  Checkpoint Systems Inc.*                                              1,962
35,179
  Cherokee International Corp*                                            371
4,233
  ChipPAC Inc.*                                                         3,151
19,757
  Chordiant Software Inc.*                                              3,743
17,068
  CIBER Inc.*                                                           2,663
21,890
  Cirrus Logic Inc.*                                                    4,406
26,480
  Clarus Corporation*                                                     691
7,995
  Coherent Inc.*                                                        1,576
47,044
  CommScope Inc.*                                                       2,812
60,317
  CompuCom Systems Inc.*                                                1,277
5,798
  Comtech Telecommunications*                                             742
16,740
  Concord Communications Inc.*                                            955
10,898
  Concur Technologies Inc*                                              1,366
14,616
  Corvis Corporation*                                                  20,327
28,660
  Covansys Corp.*                                                       1,048
10,825
  CRAY Inc.*                                                            4,475
29,625
  CSG Systems International Inc*                                        2,817
58,312
  Cubic Corp.                                                             816
17,079
  Cyberguard Corp*                                                        726
5,924
  Cyberoptics Corporation*                                                387
10,054
  Daktronics Inc.*                                                        752
18,762
  Dendrite International Inc.*                                          1,885
35,023
  Digi International, Inc.*                                             1,120
12,006
  Digimarc Corp.*                                                         807
10,773
  Digital River Inc.*                                                   1,664
54,296
  Digitalnet Holdings Inc*                                                320
6,506
  Digitas Inc.*                                                         2,803
30,917
  Diodes Inc*                                                             373
8,836
  Ditech Communications Corp*                                           1,485
34,660
  Dot Hill Systems Corp*                                                2,265
25,391
  Drexler Technology Corp.*                                               509
6,785
  DRS Technologies Inc.*                                                1,236
39,428
  DSP Group Inc.*                                                       1,523
41,487
  E.piphany Inc.*                                                       3,967   $
19,161
  Eagle Broadband Inc*                                                 10,002
9,902
  Echelon Corp.*                                                        1,461
16,348
  Ecollege.Com Inc*                                                       830
13,280
  EDO Corp.                                                               818
19,730
  Electronic Compo*                                                       154
5,538
  Electronics for Imaging Inc.*                                         2,798
79,071
  Embarcadero Technologies Inc.*                                        1,108
13,695
  EMS Technologies Inc.*                                                  579
11,250
  Emulex Corp*                                                          4,292
61,419
  Enterasys Networks Inc.*                                             10,971
23,149
  Entrust Inc.*                                                         3,320
14,940
  Epicor Software Corp*                                                 1,989
27,945
  EPIQ Systems Inc.*                                                      712
10,324
  Equinix Inc*                                                            507
17,208
  ESS Technology Inc.*                                                  1,750
18,743
  Exar Corp.*                                                           2,136
31,314
  Excel Technology Inc.*                                                  626
20,815
  Extreme Networks Inc.*                                                5,639
31,127
  F5 Networks Inc.*                                                     1,800
47,664
  FalconStor Software Inc.*                                             1,378
10,638
  FileNet Corp.*                                                        2,034
64,213
  Finisar Corp.*                                                        8,637
17,101
  Formfactor Inc*                                                       1,448
32,508
  Gartner, Inc.*                                                        3,578
47,301
  Gateway Inc*                                                         11,630
52,335
  Genesis Microchip Inc.*                                               1,676
23,078
  Group 1 Software Inc*                                                   650
14,918
  Harmonic Inc.*                                                        3,750
31,950
  Herley Industries Inc.*                                                 596
11,646
  Hutchinson Technology Inc.*                                           1,362
33,492
  Hyperion Solutions Corp.*                                             2,037
89,058
  Identix Inc.*                                                         4,607
34,414
  iGATE Corp.*                                                          1,088
4,330
  II-VI Inc.*                                                             586
17,967
  Imation Corp.                                                         1,852
78,914
  Inet Technologies Inc.*                                               1,217
15,176
  Infocrossing Inc*                                                       819
11,057
  InFocus Corp.*                                                        2,067
17,570
  Infonet Services Corp.*                                               3,263
5,710
  Informatica Corp.*                                                    4,478
34,167
  Innovative Solutions & Supp*                                            364
7,105
  Integrated Device Technology*                                         5,505
76,189
  Integrated Silicon Solution Inc.*                                     1,863
22,747
  Intergraph Corp.*                                                     1,907
49,315
  Intermagnetics General Corp.*                                           879
29,912
  Internet Capital Group Inc*                                           1,988
15,387
  Internet Security Systems Inc.*                                       2,123
32,567
  Inter-Tel Inc.                                                        1,074
26,818
  Intervideo Inc*                                                         447
5,783
  Intervoice Inc*                                                       1,876
21,518
  Interwoven Inc.*                                                      2,111
21,321
  Invision Technologies Inc.*                                             913
45,559
  Iomega Corp.*                                                         2,691
15,016
  Ixia*                                                                 1,380
13,579
  IXYS Corp.*                                                             981
7,730

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
TECHNOLOGY - 12.78% (CONTINUED)
  j2 Global Communications Inc.*                                          983   $
27,327
  JDA Software Group Inc.*                                              1,343
17,687
  Jupitermedia Corp*                                                      816
11,555
  Keane Inc*                                                            2,637
36,101
  KEMET Corp.*                                                          4,514
55,161
  Keynote Systems Inc.*                                                   803
11,041
  Kintera Inc*                                                            311
3,244
  Komag Inc*                                                            1,436
20,061
  Kopin Corp.*                                                          3,659
18,697
  Kvh Industries Inc*                                                     753
9,586
  Lattice Semiconductor Corp.*                                          5,908
41,415
  Lawson Software Inc.*                                                 2,903
20,553
  LeCroy Corp.*                                                           407
7,330
  Lexar Media Inc.*                                                     3,697
24,697
  Lionbridge Technologies Inc*                                          2,433
18,612
  Macrovision Corporation*                                              2,575
64,451
  Magma Design Automation Inc.*                                         1,286
24,730
  Manhattan Associates Inc.*                                            1,576
48,668
  ManTech International Corp.*                                            879
16,499
  Manugistics Group Inc.*                                               2,866
9,373
  MAPICS Inc.*                                                          1,242
13,117
  MapInfo Corp.*                                                        1,055
11,183
  Marimba*                                                              1,004
8,163
  MatrixOne Inc.*                                                       2,540
17,551
  Maxwell Tech Inc*                                                       572
7,379
  McData Corp.*                                                         6,135
33,006
  Mentor Graphics Corp.*                                                3,658
56,589
  Mercury Computer Systems Inc.*                                        1,108
27,478
  Merge Technologies Inc*                                                 573
8,383
  Merix Corp.*                                                            940
10,660
  Methode Electronics Inc                                               1,853
24,033
  Micrel Inc*                                                           3,573
43,412
  Micromuse Inc.*                                                       4,088
27,349
  Micros Systems Inc.*                                                    841
40,343
  Microsemi Corp.*                                                      3,105
44,122
  Microstrategy Inc*                                                      626
26,730
  Microtune Inc.*                                                       2,600
12,142
  Mindspeed Technologies Inc*                                           5,195
25,767
  MIPS Technologies Inc.*                                               2,139
13,091
  Mobility Electronics Inc*                                             1,290
10,862
  Monolithic System Technology Inc.*                                    1,219
9,179
  MRO Software Inc.*                                                    1,021
13,897
  MRV Communications Inc.*                                              5,515
15,111
  MSC.Software Corp.*                                                   1,429
12,790
  Net2Phone Inc.*                                                       1,863
8,439
  Netegrity Inc.*                                                       1,715
14,509
  Netgear Inc*                                                          1,130
12,137
  NetIQ Corp.*                                                          2,979
39,324
  NetScout Systems Inc.*                                                1,239
8,165
  Network Equipment Tech Inc*                                           1,252
10,216
  Newport Corporation*                                                  2,055
33,229
  Nms Communicaitons Corp*                                              2,428
17,919
  Novatel Wireless Inc*                                                   963
25,520
  OmniVision Technologies Inc.*                                         2,905
46,335
  ON Semiconductor Corp.*                                               6,284
31,546
  Open Solutions Inc*                                                     621
15,513
  Openwave Systems Inc.*                                                3,357   $
42,634
  Oplink Communications Inc.*                                           5,583
10,719
  OPNET Technologies Inc.*                                                615
8,057
  Opsware Inc*                                                          2,679
21,218
  Optical Communications Products Inc.*                                   959
2,340
  OSI Systems Inc.*                                                       687
13,692
  Overland Storage Inc.*                                                  714
9,489
  Packeteer Inc.*                                                       1,714
27,681
  Palmone Inc*                                                          2,183
75,903
  PalmSource Inc*                                                         764
13,095
  Paradyne Networks Inc.*                                               2,056
11,308
  Parametric Technology Corp.*                                         14,000
70,000
  Park Electrochemical Corp.                                              903
22,801
  PC-Tel Inc.*                                                          1,093
12,897
  PDF Solutions Inc.*                                                     762
6,454
  PEC Solutions Inc.*                                                     603
7,194
  Pegasystems Inc.*                                                       590
5,163
  Pericom Semiconductor Corp.*                                          1,157
12,391
  Perot Systems Corp*                                                   3,971
52,695
  Pinnacle Systems Inc.*                                                3,593
25,690
  Pixelworks Inc.*                                                      2,115
32,402
  Planar Systems Inc.*                                                    764
10,230
  Plexus Corp.*                                                         2,248
30,348
  PLX Technology Inc.*                                                  1,032
17,812
  Power Integrations Inc.*                                              1,440
35,856
  Progress Software Corp.*                                              1,643
35,604
  QAD Inc*                                                                669
7,097
  Quantum Corp.*                                                        9,410
29,170
  Quest Software Inc.*                                                  2,597
33,500
  Radisys Corp.*                                                          979
18,180
  Realnetworks Inc*                                                     5,875
40,185
  Redback Networks Inc*                                                 1,630
10,448
  Remec Inc.*                                                           3,213
20,306
  Retek Inc.*                                                           2,913
17,886
  RF Micro Devices, Inc.*                                               9,704
72,780
  RSA Security Inc.*                                                    3,225
66,016
  Safeguard Scientifics Inc.*                                           6,252
14,380
  Safenet Inc*                                                          1,241
34,351
  Sapient Corp.*                                                        4,113
24,719
  SBS Technologies Inc.*                                                  797
12,808
  ScanSoft Inc.*                                                        4,215
20,864
  ScanSource Inc.*                                                        655
38,920
  SeaChange International Inc.*                                         1,277
21,556
  Secure Computing Corp.*                                               1,858
21,646
  SeeBeyond Technology Corp.*                                           2,590
9,764
  SERENA Software Inc.*                                                 1,311
25,027
  Si International Inc*                                                   262
5,342
  Sigmatel Inc*                                                         1,284
37,313
  Silicon Graphics Inc.*                                               13,633
29,993
  Silicon Image Inc.*                                                   3,866
50,761
  Silicon Storage Technology Inc.*                                      4,240
43,672
  Siliconix Inc.*                                                         306
15,184
  SimpleTech Inc.*                                                      1,053
3,592
  Sipex Corp.*                                                          1,033
5,888
  Sirf Technology Holdings Inc*                                           572
7,476
  Skyworks Solutions Inc.*                                              7,817
68,242

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
TECHNOLOGY - 12.78% (CONTINUED)
  SonicWALL Inc.*                                                       3,105   $
26,703
  Sonus Networks Inc.*                                                 11,284
53,938
  SPSS Inc.*                                                              739
13,280
  SRA International Inc.*                                                 680
28,778
  SS&C Technologies Inc.                                                  709
13,258
  Staktek Holdings Inc*                                                   534
2,804
  Standard Microsystems Corp.*                                            961
22,411
  Stellent Inc*                                                         1,060
9,052
  Stratasys Inc*                                                          479
11,860
  Stratex Networks, Inc.*                                               4,396
12,968
  Suntron Corp.*                                                          127
733
  Supertex Inc.*                                                          466
7,614
  Supportsoft Inc*                                                      1,895
16,449
  Sycamore Networks Inc.*                                               9,116
38,561
  Sykes Enterprises Inc.*                                               1,306
9,873
  Synaptics Inc.*                                                       1,149
22,003
  Synnex Corp*                                                            342
5,369
  Syntel Inc.                                                             383
6,339
  Sypris Solutions Inc.                                                   353
6,774
  TALX Corp.                                                              712
17,394
  Tekelec*                                                              2,591
47,078
  Terremark Worldwide Inc*                                             15,677
13,325
  Tessera Technologies*                                                 1,258
22,669
  Tier Technologies Inc.*                                                 866
8,435
  Tippingpoint Technologies*                                              171
4,343
  Titan Corp*                                                           4,382
56,878
  Titanium Metals*                                                         68
6,293
  Transaction Systems Architects Inc.*                                  1,942
41,811
  Transmeta Corp.*                                                      7,778
17,034
  Trident Microsystems Inc*                                               979
10,975
  Trimble Navigation Ltd.*                                              2,646
73,532
  Tripath Tech*                                                         1,786
5,805
  Triquint Semiconductor Inc.*                                          7,108
38,810
  TriZetto Group Inc.*                                                  1,637
10,968
  TTM Technologies Inc.*                                                2,128
25,217
  Tumble Weed Communications*                                           2,490
10,607
  Tyler Technologies Inc.*                                              1,917
18,135
  Ulticom Inc.*                                                           540
6,318
  Ultimate Software Group Inc*                                            798
8,060
  Universal Display Corp.*                                              1,086
11,664
  UNOVA Inc.*                                                           2,504
50,706
  Varian Inc.*                                                          1,811
76,334
  Verint Systems Inc.*                                                    610
20,874
  Verity Inc.*                                                          1,555
21,008
  Verso Technologies Inc*                                               6,941
12,147
  ViaSat Inc.*                                                          1,088
27,146
  Vignette Corp.*                                                      15,079
25,031
  Vitesse Semiconductor Corp.*                                         11,336
55,320
  WatchGuard Technologies Inc.*                                         1,748
12,622
  WebEx Communications, Inc.*                                           1,573
34,228
  WebMethods Inc.*                                                      2,416
20,705
  Websense Inc.*                                                        1,198
44,602
  Westell Technologies Inc*                                             2,570
13,106
  Wiltel Communications Inc"+"*                                         1,170
12
  Wind River Systems Inc.*                                              3,708
43,602
  Witness Systems Inc.*                                                 1,072
13,029
  Wj Communications*                                                    1,653   $
5,852
  Xicor Inc.*                                                           1,536
23,240
  Xybernaut Corporation*                                                9,237
15,426
  Zhone Technologies Inc New*                                           2,362
9,200
  Zix Corporation*                                                      1,089
8,647
  Zoran Corp.*                                                          2,231
40,939
                                                                                ---------
-----

7,394,993
                                                                                ---------
-----
UTILITIES - 3.83%
  Airgate Pcs Inc*                                                        617
11,290
  Alamosa Holdings Inc.*                                                3,321
24,409
  Alaska Communications Systems Group Inc.*                               513
3,129
  American States Water Co.                                               796
18,499
  Aquila Inc*                                                          10,216
36,369
  Arch Wireless Inc*                                                      926
26,382
  Atmos Energy Corp.                                                    2,732
69,939
  Avista Corp.                                                          2,527
46,547
  Black Hills Corp                                                      1,693
53,330
  Boston Communications Group Inc.*                                       957
9,809
  California Water Service Group                                          829
22,839
  Cascade Natural Gas Corp.                                               586
12,933
  Centennial Communications Corp.*                                        619
4,426
  Central Vermont Public Service Corp.                                    632
12,950
  CH Energy Group Inc.                                                    823
38,220
  Cincinnati Bell Inc*                                                 12,797
56,819
  Cleco Corp.                                                           2,483
44,644
  CMS Energy*                                                           8,541
77,979
  Commonwealth Telephone Enterprises Inc.*                              1,126
50,411
  Connecticut Water Service Inc.                                          417
10,700
  CT Communications Inc.                                                  986
14,839
  D & E Communications Inc                                                679
9,113
  Dobson Communications Corp*                                           5,749
18,742
  Duquesne Light Holdings, Inc.                                         3,979
76,835
  El Paso Electric Co.*                                                 2,485
38,368
  Empire District Electric Co.                                          1,325
26,646
  Energen Corp.                                                         1,898
91,085
  EnergySouth Inc.                                                        236
9,445
  General Communication Inc*                                            2,372
18,835
  Golden Telecom Inc.                                                     739
20,795
  IDACORP Inc.                                                          1,994
53,838
  Intrado Inc.*                                                           902
14,514
  Itc Deltacom Inc*                                                       655
3,648
  Laclede Group Inc.                                                    1,082
29,658
  Mediacom Communications Corp.*                                        3,444
26,932
  Metrocall Holdings Inc*                                                 285
19,095
  MGE Energy, Inc.                                                        972
31,716
  Middlesex Water Co.                                                     553
10,717
  New Jersey Resources Corp.                                            1,439
59,834
  NICOR Inc.                                                            2,301
78,165
  North Pittsburgh Systems Inc.                                           784
15,719
  Northwest Natural Gas Co.                                             1,426
43,493
  NS Group Inc.                                                           957
15,733
  NUI Corp.                                                               834
12,177
  Otter Tail Corp.                                                      1,351
36,288
  Peoples Energy                                                        1,961
82,656
  Piedmont Natural Gas Co.                                              1,988
84,888

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       SHARES
VALUE
                                                               --------------------------
-----
UTILITIES - 3.83% (CONTINUED)
  PNM Resources Inc.                                                    3,155   $
65,529
  Price Communications Corp.*                                           2,094
30,907
  Primus Telecommunications Group*                                      3,866
19,639
  PTEK Holdings Inc.*                                                   2,678
30,877
  Shenandoah Telecommunications Co.                                       343
9,261
  Sierra Pacific Resources*                                             6,124
47,216
  SJW Corp.                                                               337
11,458
  South Jersey Industries Inc.                                            717
31,549
  Southern Union Co.*                                                   3,090
65,137
  Southwest Gas Corp.                                                   1,811
43,699
  Southwest Water Co.                                                     862
10,792
  Southwestern Energy Co.                                               1,884
54,014
  SureWest Communications                                                 761
24,049
  Talk America Holdings Inc.*                                           1,394
10,692
  Time Warner Telecom Inc.*                                             2,592
10,860
  Triton PCS Holdings Inc.*                                             1,993
8,689
  UbiquiTel Inc.*                                                       3,674
15,504
  UIL Holdings Corp.                                                      651
31,698
  UniSource Energy Corp.                                                1,783
44,308
  WGL Holdings, Inc.                                                    2,541
72,978
                                                                                ---------
-----

2,214,254
                                                                                ---------
-----
    Total Common Stocks
       (cost $49,130,560)
54,076,158
                                                                                ---------
-----
CORPORATE BONDS - .01%
MATERIALS - .01%
  Brookfield Homes Corp.
    (12.000% due 06/30/20)                                              3,000
3,098
                                                                                ---------
-----
    Total Corporate Bonds
       (cost $3,000)
3,098
                                                                                ---------
-----
UNIT INVESTMENT TRUST - 1.17%
  iShares Russell 2000 Index Fund*                                      5,755   $
679,032
                                                                                ---------
-----
    Total Unit Investment Trust
       (cost $471,652)
679,032
                                                                                ---------
-----
SHORT-TERM INVESTMENTS(3) - 8.21%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 7.18%                                                   4,152,759
4,152,759
                                                                                ---------
-----

                                                                    PRINCIPAL
VALUE
                                                               --------------------------
-----
U.S. TREASURY BILL - 1.03%
  (.870% due 03/18/04)                                         $      600,000   $
598,396
                                                                                ---------
-----
    Total Short-Term Investments
       (cost $4,751,054)
4,751,155
                                                                                ---------
-----
TOTAL INVESTMENTS - 102.87%
   (cost $54,356,266)(1)
59,509,443
                                                                                ---------
-----
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - .01%
3,849
                                                                                ---------
-----
OTHER ASSETS AND LIABILITIES - (2.88%)
(1,664,116)
                                                                                ---------
-----
TOTAL NET ASSETS - 100.00%                                                      $
57,849,176

==============

*    Non-income producing

"+"  Illiquid

(1) For federal income tax purposes, cost is $54,619,020 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $7,642,142 and ($2,751,718), respectively, with a net appreciation / depreciation of $4,890,424.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,184, $3,849, and $0, respectively.

(3) Securities and other assets with an aggregate value of $2,961,750 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2004:

                                                        UNREALIZED
                                                       APPRECIATION/
TYPE                                    CONTRACTS      (DEPRECIATION)
---------------------------------------------------------------------
Russell 2000 Index (09/04)                 10           $   134,000
Russell 2000 Index Mini (09/04)             5           $    17,650

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
EAFE INTERNATIONAL INDEX PORTFOLIO                       SCHEDULE OF INVESTMENTS


JUNE 30, 2004
(UNAUDITED)

                                                       SHARES           VALUE
                                                -----------------------------
COMMON STOCKS - 97.36%
AUSTRALIA - 4.43%
  Alumina Ltd                                           4,135   $      15,209
  Amcor Limited                                         3,200          15,537
  AMP Ltd                                               6,680          29,455
  Australia & New Zealand Bank Group                    6,647          84,642
  Australian Dollars*                                       8               6
  Australian Gas Light                                  1,700          14,365
  BHP Billiton Ltd                                     13,736         119,893
  BHP Steel Ltd                                         2,827          13,273
  Boral Limited                                         2,100           9,450
  Brambles Industries Limited                           3,558          14,871
  Coca-Cola Amatil Ltd                                  1,715           8,279
  Coles Myer Limited                                    3,993          23,893
  CSL Limited                                             700          10,874
  Commonwealth Bank of Australia                        4,640         105,306
  Fairfax-John Holdings Ltd                             3,300           8,574
  Foster's Brewing Group Limited                        7,446          24,482
  General Property Trust                                7,363          17,900
  Insurance Australia Group Ltd                         6,200          21,595
  Lend Lease Corporation Limited                        1,325           9,488
  Macquarie Bank Limited                                  800          18,881
  Macquarie Infrastructure Group                        7,100          16,321
  National Australia Bank                               5,537         115,095
  Newcrest Mining Limited*                              1,200          11,519
  News Corporation Limited                              4,994          44,111
  News Corporation Ltd.                                 9,871          80,795
  Orica Limited                                         1,000          10,519
  Origin Energy Limited                                 2,400           9,429
  QBE Insurance Group Ltd                               2,454          21,881
  Rinker Group Ltd                                      3,500          19,627
  Rio Tinto Limited                                     1,183          29,626
  Santos Limited                                        2,166          10,456
  Stockland Trust Group                                 4,648          16,772
  Sumcorp Metway Limited                                2,000          19,783
  TABCORP Holdings Limited                              1,479          14,671
  Telstra Corporation Limited                           7,912          27,723
  Wesfarmers Limited                                    1,321          27,054
  Westfield Holdings                                    1,600          17,164
  Westfield Trust                                       7,953          24,432
  Westpac Banking Corp                                  6,588          80,770
  WMC Limited                                           4,135          14,172
  Woodside Petroleum Limited                            1,700          19,741
  Woolworths Limited                                    3,770          29,938
                                                                -------------
                                                                    1,227,572
                                                                -------------
AUSTRIA - .17%
  Erste Bank*                                             100          15,707
  OMV AG                                                   77          14,990
  Telekom Austria AG                                    1,000          15,269
                                                                -------------
                                                                       45,966
                                                                -------------
BELGIUM - 1.02%
  Belgacom SA                                             600          18,264
  Delhaize-Le Lion                                        253          12,944
  Dexia                                                 2,336          38,766
  Electrabel                                              124   $      39,753
  Fortis                                                4,277          94,706
  Groupe Bruxelles Lambert                                235          15,025
  KBC Bancassurance Holding                               412          23,705
  Solvay SA                                               275          22,450
  UCB S.A.*                                               345          16,068
                                                                -------------
                                                                      281,681
                                                                -------------
DENMARK - .95%
  AP Moller                                                17         116,872
  Danisco A/S                                             200          10,312
  Danske Bank A/S                                       1,695          40,161
  ISS A/S                                                 200           9,887
  Novo-Nordisk A/S                                        984          50,656
  Novozymes A/S                                           200           9,019
  TDC A/S                                                 512          16,636
  Vestas Wind System*                                     600           8,815
                                                                -------------
                                                                      262,358
                                                                -------------
FINLAND - 1.31%
  Fortum Oyj                                            1,200          15,330
  Kone Oyj                                                100           6,044
  Nokia Oyj                                            17,634         254,449
  Sampo Oyj                                             1,000           9,709
  Stora Enso Oyj                                        2,331          31,622
  Tietoenator Oyj                                         300           9,107
  UMP-Kymmene Oyj                                       1,910          36,344
                                                                -------------
                                                                      362,605
                                                                -------------
FRANCE - 9.62%
  Accor SA                                                646          27,265
  Alcatel SA*                                           4,427          68,296
  Arcelor                                               1,474          24,748
  Atos Origin*                                            200          12,848
  Autoroutes Du Sud De La                                 300          11,913
  Aventis SA                                            2,485         187,600
  Axa                                                   4,834         106,451
  BNP Paribas                                           3,010         185,120
  Bouygues                                                705          23,605
  Cap Gemini SA*                                          455          18,262
  Carrefour Supermarche                                 2,078         100,825
  Casino Guichard Perrachon                                74           6,676
  Compagnie De Saint-Gobain                             1,119          55,778
  Credit Agricole SA*                                   2,400          58,399
  Dassault Systems SA                                     200           9,273
  Essilor International                                   320          20,887
  Euronext*                                               400          11,145
  Finmeccanica SPA                                     21,700          17,240
  France Telecom                                        4,109         107,083
  Groupe Danone                                           900          78,510
  Lafarge SA                                              620          55,292
  Lagardere S.C.A.                                        420          26,239
  L'Air liquide                                           724         119,675
  L'OREAL                                               1,155          92,253
  LVMH Moet Hennessy Louis Vuitton                        921          66,616
  Michelin (C.G.D.E.)                                     538          29,750
  Pernod-Ricard                                           167          21,354
  Peugeot SA                                              651          36,252

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       SHARES           VALUE
                                                -----------------------------
FRANCE - 9.62% (CONTINUED)
  Pinault-Printemps-Redoute                               257   $      26,406
  Publicis Groupe*                                        400          11,840
  Renault SA                                              690          52,552
  Sanofi-Synthelabo SA                                  1,333          84,496
  Schneider Electric SA                                   731          49,894
  Societe Generale                                      1,239         105,294
  Sodexho Alliance SA                                     364           9,592
  STMicroelectronics N.V.                               2,194          48,128
  Suez Lyonnaise des Eaux                               2,940          61,202
  Technip SA*                                              43           5,833
  Television Francaise                                    400          12,600
  The Thales Company                                      287          10,500
  Thomson Mulitmedia                                      900          17,750
  Total FinaElf SA                                      2,093         399,029
  Unibal Holding                                          200          20,683
  Valeo SA                                                227           9,459
  Vinci*                                                  285          28,711
  Vivendi Environment                                   1,000          28,214
  Vivendi Universal*                                    3,709         102,886
                                                                -------------
                                                                    2,664,424
                                                                -------------
GERMANY - 6.88%
  Adidas AG                                               200          23,895
  Allianz AG                                            1,125         121,817
  Altana AG                                               300          18,067
  BASF AG                                               2,012         107,830
  Bayer AG                                              2,396          69,088
  Bayer Hypo-Vereinsbank*                               2,100          37,430
  Commerzbank AG*                                       1,900          33,519
  Continental AG*                                         500          24,120
  DaimlerChrysler AG                                    3,124         146,331
  Depfa Bank*                                           1,300          18,822
  Deutsche Bank AG                                      1,937         152,358
  Deutsche Boerse AG                                      400          20,415
  Deutsche Lufthansa*                                     700           9,547
  Deutsche Post AG                                      1,632          35,184
  Deutsche Telekom                                      9,196         161,671
  E.ON AG                                               2,322         167,244
  Fresenius Medical Care AG                               100           7,409
  Greek Org of Football                                   600          11,329
  Heidelbergcement AG*                                    200           9,891
  Henkel KGAA                                             200          17,082
  Hypo Real Estate Holding*                               450          13,167
  Infineon Technologies*                                2,300          30,977
  Linde AG                                                300          16,509
  Man AG                                                  400          14,648
  Merck Kgaa                                              200          12,094
  Metro AG                                                500          23,725
  Muenchener Rueckversicherungs AG                        585          63,558
  Puma AG*                                                100          25,367
  RWE AG                                                1,400          65,918
  SAP AG                                                  732         122,011
  Schering AG                                             415          36,290
  Siemens AG                                            2,960         213,016
  ThyssenKrupp AG                                       1,100          18,803
  TUI AG*                                                 500           9,551
  Volkswagen AG                                           807          34,070
  Volkswagen AG - Preferred                               400   $      11,583
                                                                -------------
                                                                    1,904,336
                                                                -------------
GREECE - .27%
  Alpha Bank AE                                           820          20,851
  EFG Eurobank Ergasias                                   700          15,262
  Heelenic Telecommun*                                    900          11,694
  National Bank of Greece                                 858          18,665
  Public Power Corp                                       400           9,539
                                                                -------------
                                                                       76,011
                                                                -------------
HONG KONG - 1.39%
  Bank of East Asia                                     4,800          13,723
  Boc Hong Kong Holdings Ltd                           13,600          23,190
  Cheung Kong Holdings                                  5,522          40,708
  China Light & Power Holding                           6,646          36,384
  Esprit Holdings Limited                               2,600          11,634
  Hang Seng Bank                                        2,798          35,873
  Henderson Land Development                            2,700          11,631
  Hikkaido Electric Power Co*                             600          10,662
  Hong Kong & China Gas                                13,447          22,154
  Hong Kong Electric Holdings                           5,070          20,996
  Hutchison Whampoa                                     7,818          53,374
  Kobe Steel Ltd*                                       8,700          12,996
  Li & Fung Ltd.                                        5,900           8,623
  PCCW Ltd*                                            12,800           8,698
  Sun Hung Kai Properties Ltd                           4,823          39,574
  Swire Pacific Ltd.                                    3,416          22,117
  Wharf Holdings Ltd                                    4,500          12,923
                                                                -------------
                                                                      385,260
                                                                -------------
ITALY - 3.92%
  Alleanza Assicurazioni                                1,700          19,401
  Assicurazioni Generali                                3,547          95,674
  Aitostrade SpA*                                         600          11,789
  Banca Antonveneta SpA*                                  800          16,439
  Banca Intesa SpA                                     11,965          46,729
  Banca Intesa SpA-RNC                                  3,566          10,715
  Banca Monte Dei Paschi Siena                          4,000          12,799
  Banca Nazionale Lavoro*                               4,387          10,195
  Banche Popolari Unite*                                1,200          19,900
  Banco Popolar Di Verona                               1,400          24,051
  Banco Popolare Di Milano                              1,400           8,993
  Bank of Ireland*                                      3,600          48,092
  Capitalia SpA                                         5,218          16,316
  Enel SpA                                              8,893          71,302
  ENI-Ente Nazionale Idrocarburi SpA                    9,565         189,920
  Fiat SpA*                                             1,900          15,904
  Luxottica Group SpA                                     500           8,334
  Mediaset SpA                                          2,163          24,658
  Mediobanca SpA*                                       1,750          21,291
  Riunione Adriatica di Sicurta SpA                     1,100          19,954
  San Paolo-IMI SpA                                     3,427          41,278
  Snam Rete Gas*                                        3,200          13,743
  South African Breweries                               2,897          37,485
  Telecom Italia Media SpA                             21,247          46,918
  Telecom Italia SpA                                   30,230          93,971
  TIM SpA                                              13,956          79,125

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       SHARES           VALUE
                                                -----------------------------
ITALY - 3.92% (CONTINUED)
  Unicredito Italiano SpA                              16,159   $      79,819
                                                                -------------
                                                                    1,084,795
                                                                -------------
JAPAN - 23.33%
  77th Bank*
  Acom Co Ltd                                             300          19,493
  Advantest Corp.                                         300          20,098
  Aeon Co. Ltd.                                           900          36,127
  Aiful Corp                                              200          20,877
  Aisin Seiki Co. Ltd*                                    600          12,510
  Ajinomoto Co Inc                                      2,100          25,289
  Asahi Breweries Ltd.                                  1,400          15,435
  Asahi Glass Co Ltd                                    2,800          29,125
  Asahi Kasei Corp                                      4,500          23,301
  Bank of Fukuoka Ltd                                   2,000          11,859
  Bank of Yokohama Ltd                                  3,600          22,501
  Bridgestone Corp                                      2,400          45,090
  Canon Inc                                             3,100         163,360
  Casio Computer                                          700          10,598
  Central Japan Railway Co                                  9          76,626
  Chiba Bank Ltd                                        2,600          15,917
  Chubu Electric Power Co.                              2,400          50,699
  Chugai Pharmaceutical Co Ltd                          1,000          15,690
  Citizen Watch Co                                      1,000          11,328
  Credit Saison Co                                        500          15,030
  CSK Corporation                                         200           9,715
  Dai Nippon Printing Co. Ltd.                          2,400          38,338
  Daiichi Pharmaceutical Co Ltd                           900          16,043
  Daikin Industries                                       700          18,797
  Daito Trust Construction                                300          11,547
  Daiwa House                                           1,800          20,884
  Daiwa Securities Group Inc                            4,400          31,614
  Denso Corp                                            1,900          44,229
  East Japan Railway Company                               22         123,393
  Eisai Co Ltd                                            900          25,899
  Fanuc                                                   500          29,831
  Fast Retailing Co Ltd                                   200          16,185
  Fuji Photo Film Company Ltd                           1,700          53,283
  Fujikara Ltd                                          1,000          23,691
  Furukawa Electric Co Ltd                                100          10,988
  Fujitsu Limited*                                      6,200          43,695
  Hitachi Ltd                                          11,700          80,527
  Honda Motor Co Ltd                                    2,900         139,797
  Hoya Corporation                                        400          41,864
  Isetan Co Ltd*                                          600           8,639
  Itochu Corp                                           4,900          22,004
  Ito-Yokado Co Ltd                                     1,200          51,359
  Japan Tobacco Inc                                         6          46,630
  JFE Holdings Inc.                                     1,900          46,579
  Joyo Bank Ltd                                         2,500          11,112
  JSR Corp                                                700          13,151
  Kajima Corporation                                    3,300          12,249
  Kaneka Corp                                           1,000           9,467
  Kansai Electric Power Co                              2,600          47,394
  Kao Corp                                              2,000          48,206
  Kawasaki Kisen Kaisha Ltd                             1,700           8,585
  Keihin Electric Express Railway                       1,400           8,763
  Keio Electric Railway                                 2,000   $      11,419
  Keyence Corporation                                     100          22,811
  Kinki Nippon Railway Co Ltd                           5,600          21,299
  Kirin Brewery Co. Ltd.                                2,500          24,722
  Komatsu Ltd                                           3,500          21,202
  Konami Co Ltd                                         1,600          22,083
  Kubota Corp.                                          3,900          20,730
  Kuraray Co Ltd                                        1,300          10,639
  Kyocera Corp                                            600          50,919
  Kyowa Hakko Kogyo Co Ltd                              1,300           9,376
  Kyushu Electric Power                                 1,500          27,975
  Lawson Inc                                              200           8,248
  Marubeni Corp                                         4,700          11,544
  Marui Co                                              1,100          14,819
  Matsushita Electric Industrial Co Ltd                 8,100         114,988
  Matsushita Electric Works                             1,100           9,980
  Millea Holdings                                           7         103,927
  Mitsubishi Chemical Corp                              6,000          15,946
  Mitsubishi Corp                                       4,000          38,858
  Mitsubishi Electric Corp                              6,300          30,947
  Mitsubishi Estate Co Ltd                              3,600          44,672
  Mitsubishi Heavy Industries Ltd                      10,500          28,484
  Mitsubishi Tokyo Financial                               26         240,664
  Mitsui & Co Ltd                                       4,600          34,443
  Mitsui Fudosan Co Ltd                                 2,600          31,167
  Mitsui Osk Lines Ltd                                  3,300          17,360
  Mitsui Pertochemical                                  2,200          11,009
  Mitsui Sumitomo Insurance Co                          4,600          43,211
  Mitsui Trust Holdings Inc                             2,000          14,663
  Mizuho Financial Group Inc*                              26         117,949
  Murata Manufacturing Co. Ltd                            800          45,603
  NEC Corporation                                       5,900          41,527
  NEC Electronics Corp*                                   100           6,140
  Nidec Corporation                                       200          20,492
  Nikko Cordial Corp                                    5,100          24,725
  Nikon Corp                                            1,000          11,254
  Nintendo Co Ltd                                         400          46,373
  Nippon Express Co Ltd                                 2,900          17,010
  Nippon Mining Holdings Inc*                           2,200          10,867
  Nippon Oil Corp                                       4,700          29,592
  Nippon Steel Corp                                    22,500          47,221
  Nippon Telegraph & Telephone Corp.                       54         288,521
  Nippon Unipac Holding                                     3          15,699
  Nippon Yusen Kabushiki Kaisha                         3,400          15,673
  Nissan Motor Co Ltd                                   9,100         101,162
  Nitto Denko Corp                                        600          30,683
  Nok Corp*                                               300          11,135
  Nomura Holdings Inc.                                  6,900         102,126
  Nomura Reaserch Institute Ltd*                          100          10,658
  NTT Mobile Communications                                66         117,949
  Obayashi Corp                                         2,100          11,297
  OJI Paper Co Ltd                                      2,900          18,604
  Oki Electric Ind Co Ltd*                              2,400          13,021
  Olympus Corp                                            800          15,103
  Oracle Corp                                             800          18,733
  Oriental Land Co Ltd                                    200          13,142
  Orix Corp                                               300          34,367

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       SHARES           VALUE
                                                -----------------------------
JAPAN - 23.33% (CONTINUED)
  Osaka Gas Co Ltd                                      7,400   $      20,548
  Pioneer Corp                                            593          15,325
  Promise Co Ltd                                          300          20,015
  Resona Holding Inc*                                  16,700          29,692
  Ricoh Company Limited                                 2,500          53,155
  Rohm Company Limited                                    400          47,876
  Sankyo Co. Ltd.                                       1,400          30,344
  Sanyo Electric Co Ltd                                 5,500          22,631
  Secom                                                   800          33,945
  Seiko Epson Corp                                        400          14,553
  Sekisui Chemical                                      1,500          12,661
  Sekisui House Ltd                                     1,800          19,977
  Seven Eleven                                          1,400          45,677
  Sharp Corporation                                     3,500          55,909
  Shimizu Corporation                                   1,900           8,602
  Shin-Etsu Chemical Co Ltd                             1,300          46,465
  Shinsei Bank Ltd*                                     2,000          12,757
  Shionogi & Co Ltd                                     1,100          18,912
  Shiseido Co Ltd                                       1,200          15,122
  Shizuoka Bank Ltd.                                    2,200          19,436
  SMC Corporation                                         200          21,629
  Softbank Corp                                           800          35,192
  Sompo Japan Insurance                                 2,700          27,590
  Sony Corporation                                      3,400         128,067
  Stanley Electric Co Ltd                                 548           9,161
  Sumitomo Chemical Co Ltd.                             4,900          22,858
  Sumitomo Corp                                         2,900          21,049
  Sumitomo Electric Industries Ltd                      2,500          25,501
  Sumitomo Metal Industries                            13,200          15,606
  Sumitomo Metal Mining                                 1,900          12,398
  Sumitomo Mitsui Financial                                39         267,351
  Sumitomo Realty                                       1,400          17,346
  Sumitomo Trust and Banking                            4,000          28,483
  Taisei Corp                                           2,800          10,572
  Taisho Pharm Co                                         600          13,307
  Takashimaya Co Ltd                                    1,000          11,566
  Takeda Chemical Industries Ltd                        3,300         144,866
  Takefuji Corp                                           200          14,498
  T&D Holdings Inc                                        600          29,968
  TDK Corp                                                400          30,353
  Teijin Limited                                        2,900          10,844
  Terumo Corporation                                      600          15,039
  Tobu Railway Co Ltd                                   2,800          12,266
  Tohoku Electric Power                                 1,600          26,951
  Tokyo Electric Power                                  4,200          95,266
  Tokyo Electron Limited                                  600          33,653
  Tokyo Gas Co Ltd                                      9,300          32,984
  Tokyu Corporation                                     3,600          18,443
  Tonengeneral Sekiyu                                   1,100           9,426
  Toppan Printing Co. Ltd.                              2,100          23,768
  Toray Industries Inc                                  4,400          20,727
  Toshiba Corporation                                  10,600          42,647
  Tosten Corp                                             900          19,424
  Toto Ltd                                              1,100          11,573
  Toyo Seikan Kaisha                                      500           8,587
  Toyota Industries Corporation                           700          16,807
  Toyota Motor Corporation                             10,600         429,382
  Trend Micro                                             300   $      13,307
  UFJ Holdings Inc                                          4          17,669
  Wolters Kluwer                                          982          17,826
  Yamada Denki Corp                                       300          11,190
  Yamaha Corporation                                      600           9,843
  Yamaha Motor Co Ltd                                     600           9,342
  Yamanouchi Pharmaceutical Co Ltd                      1,100          36,998
  Yamato Transport Co Ltd                               1,500          24,483
  Yokogawa Electric                                       800          10,668
                                                                -------------
                                                                    6,460,218
                                                                -------------
NETHERLANDS - 5.19%
  ABN Amro Holding NV                                   5,735         125,455
  Aegon NV                                              4,990          60,164
  Akzo Nobel NV                                           965          35,492
  ASML Lithography Holding NV*                          1,762          29,819
  DSM NV                                                  300          14,720
  Heineken NV                                           1,066          35,031
  Inditex*                                                800          18,357
  ING Groep NV                                          6,426         151,673
  Interbrew                                               562          17,880
  Koninklijke Ahold NV*                                 5,730          44,966
  Koninklijke KPN NV                                    7,297          55,576
  Koninklijke Numico NV*                                  500          16,066
  Nordea Bank AB                                        8,030          57,830
  Philips Electronics NV                                4,834         130,153
  Reed Elsevier NV                                      2,544          35,718
  Rodamco Europe NV                                       200          12,081
  Royal Dutch Petroleum Company                         7,603         390,173
  TNT Post Group NV                                     1,107          25,294
  Unilever NV                                           2,127         145,176
  Vedior NV*                                              600           8,745
  Vnu-Ver Ned Uitgev Ver Bezit                            893          25,934
                                                                -------------
                                                                    1,436,303
                                                                -------------
NEW ZEALAND - .09%
  Telecom Corp                                          7,000          26,139
                                                                -------------
NORWAY - .42%
  DNB Nor ASA                                           2,360          16,104
  Norsk Hydro ASA                                         557          36,201
  Orkla ASA                                               733          18,347
  Statoil ASA                                           1,570          19,932
  Telenor ASA                                           3,000          20,861
  Yara International ASA*                                 557           4,500
                                                                -------------
                                                                      115,945
                                                                -------------
PORTUGAL - .28%
  Banco Comercial Portugues                             6,621          15,466
  Brisa-Auto Estradas de Portugal SA*                   1,300           9,379
  Electricidade de Portugal SA*                         6,603          18,477
  Portugal Telecom SGPS SA                              3,219          34,738
                                                                -------------
                                                                       78,060
                                                                -------------
SINGAPORE - .61%
  DBS Group Holdings Ltd                                4,009          33,516
  Keppel Corp.                                          2,000           8,186
  Oversea-Chinese Banking Corp                          3,554          24,966
  Singapore Airlines Ltd.*                              2,000          13,005

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       SHARES           VALUE
                                                -----------------------------
SINGAPORE - .61% (CONTINUED)
  Singapore Dollars*                                    4,253   $       2,469
  Singapore Press Holdings                              5,772          13,939
  Singapore Technologies Engineering Ltd*              22,844          29,841
  UTD Overseas Bank                                     4,294          33,406
  Venture Corporation Ltd                                 800           8,360
                                                                -------------
                                                                      167,688
                                                                -------------
SPAIN - 3.34%
  Abertis Infraestructuras SA                             875          15,245
  Acerinox SA                                             200          11,385
  ACS, Actividades Cons                                   900          15,166
  Altadis SA                                            1,004          31,027
  Banco Bilbao Vizcaya Argentaria SA                   11,799         157,621
  Banco Popular Espanol                                   600          33,886
  Banco Santander Central Hispano SA                   15,747         163,423
  Endesa SA                                             3,466          66,796
  Gas Natural SDG SA                                      607          14,541
  Grupo Ferrovial SA                                      200           8,327
  Iberdrola SA                                          2,790          58,894
  Repsol YPF SA                                         3,406          74,590
  Telefonica SA                                        17,293         255,630
  Union Electrica Fenosa SA                               829          17,681
                                                                -------------
                                                                      924,212
                                                                -------------
SWEDEN - 1.97%
  Assa Abloy AB                                         1,100          14,055
  Atlas Copco AB - Series A                               400          14,841
  Atlas Copco AB - Series B*                              300          10,255
  Electrolux AB                                         1,080          20,717
  Ericsson Lm-B Shares*                                53,918         158,899
  Hennes & Mauritz AB                                   1,790          46,218
  Sandvik AB                                              804          27,430
  Scania AB-B                                             300          10,195
  Securitas AB                                          1,100          13,726
  Skandia Forsakrings AB                                3,800          15,739
  Skandinaviska Enskilda Banken (SEB)                   1,700          24,599
  Skanska AB                                            1,400          12,313
  SKF AB                                                  300          11,012
  Svenska Cellulosa AB                                    713          27,070
  Svenska Handelsbanken                                 2,048          41,053
  Swedish Match AB                                      1,200          12,266
  Tele2 AB                                                325          14,237
  Telia AB                                              6,816          28,864
  Volvo AB Class A                                        400          13,408
  Volvo AB Class B                                        852          29,633
                                                                -------------
                                                                      546,530
                                                                -------------
SWITZERLAND - 6.96%
  ABB Ltd.*                                             6,700          36,646
  Adecco SA                                               500          24,912
  AGFA Aevaert NV                                         300           7,442
  CIBA Spezialitaten                                      300          21,607
  CIE Financ Richemont                                  1,961          51,201
  Clariant AG-Reg                                         800          11,690
  Credit Suisse Group                                   4,138         147,031
  Holcim Ltd B                                            700          38,063
  Nestle SA                                             1,468         391,498
  Nobel Biocare*                                          100          15,650
  Novartis                                              8,730   $     385,127
  Roche Holding AG                                      2,582         255,644
  Swiss Re                                              1,188          77,167
  Swisscom                                                122          40,329
  Syngenta AG                                             407          34,122
  The Swatch Group AG-B                                   100          13,015
  UBS AG                                                4,149         292,358
  Zurich Financial Services AG                            535          84,475
                                                                -------------
                                                                    1,927,977
                                                                -------------
UNITED KINGDOM - 25.21%
  3I Group Plc                                          2,212          24,570
  Alliance Unichem Plc                                    900          10,650
  Amvescap Plc                                          2,603          17,749
  Associated British                                    1,200           8,797
  AstraZeneca Plc                                       6,266         281,130
  Aviva Plc                                             8,239          85,017
  BAA Plc                                               3,914          39,288
  BAE Systems Plc                                      11,254          44,747
  Barclays Plc                                         24,002         204,471
  Barratt Developments Plc                                900           9,622
  BG Group Plc                                         12,918          79,593
  Billiton Plc                                          9,101          78,975
  BOC Group Plc                                         1,865          31,217
  Boots Co. Plc                                         2,938          36,657
  BP Amoco Plc                                         81,100         716,254
  BPB Plc                                               1,800          13,343
  Brambles Industries Plc                               2,633          10,171
  British Airways*                                      2,000           9,992
  British American Tobacco Plc                          5,754          89,166
  British Land Company Plc                              1,813          22,801
  British SKY Broadcasting Plc                          4,649          52,441
  BT Group Plc                                         31,766         114,351
  Bunzl Plc                                             1,700          14,174
  Cable & Wireless Plc                                  8,700          20,471
  Cadbury Schweppes Plc*                                7,517          64,855
  Capita Group Plc                                      2,405          13,891
  Carnival Plc                                            615          29,868
  Celltech Group Plc*                                   1,065          10,603
  Centrica Plc                                         15,677          63,826
  Cobham Plc                                              400          10,134
  Compass Group Plc                                     7,993          48,777
  Corus Group Plc*                                     14,600          10,458
  Daily Mail & Gen Trust A                              1,100          14,532
  Diageo Plc                                           11,287         152,187
  Dixons Group Plc                                      7,160          21,457
  Elan Corporation Plc*                                 1,400          34,526
  Electrocomponents Plc                                 1,619          10,482
  Emap Plc                                                900          12,078
  Enterprise Inns Plc                                   1,300          13,556
  European Aeronautic Defense                             900          25,053
  European Monetary*                                       90             109
  Exel Plc                                              1,105          15,370
  Friends Provident Plc                                 6,300          16,766
  General Electric Co                                       1              23
  George Wimpey Plc                                     1,400           9,369
  GKN Plc                                               2,733          12,416

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       SHARES           VALUE
                                                -----------------------------
UNITED KINGDOM - 25.21% (CONTINUED)
  GlaxoSmithKline Plc                                  21,816   $     441,527
  GUS Plc                                               3,665          56,196
  Hammerson Plc                                         1,000          12,631
  Hanson Plc                                            2,707          18,618
  Hays Plc                                              6,364          14,167
  HBOS Plc                                             14,060         174,023
  Hilton Group Plc                                      5,758          28,820
  HSBC Holdings Plc                                    40,181         597,519
  ICAP Plc*                                             1,700           8,386
  IMI Plc                                               1,300           8,758
  Imperial Chemical Industries Plc                      4,339          18,138
  Imperial Tobacco                                      2,707          58,321
  Inchcape*                                               300           9,537
  Intercontinental Hotel Group                          2,697          28,490
  ITV Plc                                              14,943          31,299
  Johnson Matthey Plc                                     780          13,035
  Kesa Electricals Plc                                  1,923          10,085
  Kingfisher Plc                                        8,526          44,262
  Land Securities Plc                                   1,674          35,185
  Legal & General Group Plc                            23,879          41,139
  Liberty International Plc                               900          12,421
  Lloyds TSB Group Plc                                 20,557         160,957
  Logicagmg Plc                                         2,734           9,073
  Man Group Plc                                         1,000          25,897
  Marconi Plc*                                            701           8,678
  Marks & Spencer Plc                                   8,342          54,878
  Mitchells & Butlers Plc                               1,880           9,494
  National Grid Transco Plc                            11,324          87,381
  National Power Plc                                    4,112          10,477
  Next Plc                                              1,000          25,806
  Pearson Plc                                           2,909          35,346
  Peninsular & Orient Steam Navigation                  2,712          10,820
  Persimmon Plc                                         1,000          11,461
  Provident Financial Plc                                 980          10,672
  Prudential Plc                                        7,363          63,359
  Punch Taverns Plc                                       900           8,308
  Rank Group Plc                                        2,200          11,969
  Rechitt Benckiser Plc                                 2,230          63,128
  Reed Elsevier Plc                                     4,667          45,365
  Rentokil Initial Plc                                  6,749          17,686
  Reuters Group Plc                                     5,238          35,194
  Rexam Plc                                             2,000          16,258
  Rio Tinto Plc Reg                                     3,904          93,880
  RMC Group Plc                                           935          10,292
  Rolls Royce Plc                                       5,500          25,110
  Rolls Royce Plc B"+"*                               365,000             794
  Royal Bank of Scotland Group Plc                     10,895         313,758
  Royal Sun Alliance Ins. Group                        10,600          15,859
  Sage Group Plc                                        4,700          15,896
  Sainsbury (J) Plc                                     5,720          29,538
  Scot & Newcastle                                      2,900          22,838
  Scottish & Southern Energy                            3,148          38,906
  Scottish Power Plc                                    6,793   $      49,122
  Severn Trent Plc                                      1,300          18,766
  Shell Transport & Trading Co                         35,476         260,238
  Signet Group Plc                                      6,300          13,082
  Slough Estates Plc                                    1,564          12,728
  Smith & Nephew Plc                                    3,395          36,541
  Smiths Group Plc                                      2,046          27,698
  Tate & Lyle                                           1,500           8,977
  Taylor Woodrow Plc                                    2,200          10,254
  Tesco Plc                                            27,968         135,042
  Thorn EMI                                             2,932          12,960
  Tomkins Plc                                           2,800          13,939
  Trinity Mirror Plc*                                   1,100          12,967
  Unilever Plc                                         10,151          99,592
  United Business Media Plc                             1,200          11,033
  United Utilities Plc                                  2,092          19,671
  Vodafone Group Plc                                  250,225         547,944
  Whitbread Plc                                         1,100          16,408
  William Hill Plc                                      1,500          15,070
  Wolseley Plc                                          2,140          33,182
  WPP Group Plc                                         4,091          41,547
  Yell Group Plc*                                       2,500          15,630
  Yorshire Water Plc                                    1,400          12,701
                                                                -------------
                                                                    6,982,710
                                                                -------------
    Total Common Stocks
       (cost $23,133,339)                                          26,960,790
                                                                -------------
UNIT INVESTMENT TRUST - 2.15%
  iShares MSCI EAFE Index Fund*                         4,161         595,023
                                                                -------------
    Total Unit Investment Trust
       (cost $509,329)                                                595,023
                                                                -------------
SHORT-TERM INVESTMENTS - 1.27%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 1.27%                                          352,757         352,757
                                                                -------------
    Total Short-Term Investments
       (cost $352,757)                                                352,757
                                                                -------------
TOTAL INVESTMENTS - 100.78%
   (cost $23,995,425)(1)                                           27,908,570
                                                                -------------
OTHER ASSETS AND LIABILITIES - (0.78%)                               (215,365)
                                                                -------------
TOTAL NET ASSETS - 100.00%                                      $  27,693,205
                                                                =============

*     Non-income producing

"+"   Illiquid

(1) For federal income tax purposes, cost is $24,591,391 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $3,942,590 and ($625,411), respectively, with a net appreciation / depreciation of $3,317,179.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
SCHEDULE OF INVESTMENTS                    LEHMAN AGGREGATE BOND INDEX PORTFOLIO

JUNE 30,2004
(UNAUDITED)

                                                         PRINCIPAL           VALUE
                                                     -----------------------------
U.S. TREASURY OBLIGATIONS - 24.44%
U.S. TREASURY NOTES & BONDS - 24.44%
  6.500% due 05/15/05                                $     700,000   $     726,797
  5.750% due 11/15/05                                      155,000         162,066
  4.625% due 05/15/06                                      350,000         362,401
  6.500% due 10/15/06                                      475,000         512,759
  2.250% due 02/15/07                                      450,000         441,229
  6.250% due 02/15/07                                      350,000         378,219
  6.125% due 08/15/07                                      500,000         542,442
  5.500% due 02/15/08                                      250,000         267,705
  5.625% due 05/15/08                                      300,000         322,922
  3.125% due 10/15/08                                      800,000         783,969
  5.500% due 05/15/09                                      200,000         215,375
  6.000% due 08/15/09                                      200,000         219,773
  5.750% due 08/15/10                                      300,000         327,094
  6.250% due 08/15/23                                      300,000         332,203
  6.125% due 11/15/27                                      100,000         109,582
  5.500% due 08/15/28                                      500,000         506,543
  5.250% due 11/15/28                                      290,000         284,121
  5.250% due 02/15/29                                      300,000         294,141
  6.125% due 08/15/29                                      200,000         220,000
                                                                     -------------
    Total U.S. Treasury Obligations
       (cost $7,162,387)                                                 7,009,341
                                                                     -------------
SOVEREIGN GOVERNMENT BONDS - 1.05%
  New Brunswick
     (6.750% due 08/15/13)                                 100,000         112,930
  Republic of Italy
     (2.500% due 07/15/08)                                 200,000         189,597
                                                                     -------------
    Total Sovereign Government Bonds
       (cost $193,450)                                                     302,527
                                                                     -------------
MORTGAGE-BACKED SECURITIES - 45.99%
  FHLMC 2.500% due 03/15/06                                500,000         497,670
  FHLMC 2.375% due 04/15/06                                500,000         495,647
  FHLMC 5.500% due 07/15/06                                800,000         837,185
  FHMLC 3.500% due 09/15/07                              1,300,000       1,296,302
  FHLMC 5.750% due 03/15/09                                200,000         213,339
  FHLMC 5.000% due 05/01/18                              2,033,319       2,039,888
  FHLMC 4.500% due 09/01/18                                740,515         725,254
  FNMA 5.000% due 11/01/17                                 342,792         344,354
  FNMA 5.500% due 08/01/18                                 808,587         829,025
  FNMA 6.500% due 04/01/23                                  95,616         101,105
  FNMA 6.500% due 08/01/32                               1,372,386       1,430,010
  FNMA 5.000% due 02/01/33                               1,188,220       1,150,675
  FNMA 5.500% due 07/01/33                               1,612,829       1,609,772
  FNMA 6.000% due 08/01/33                                 363,394         371,420
  FNMA 5.500% due 11/01/33                               1,251,858       1,249,485
                                                                     -------------
    Total Mortgage-Backed Securities
       (cost $13,468,077)                                               13,191,131
                                                                     -------------
ASSET-BACKED SECURITIES - 2.64%
PRIVATE SECTOR - 2.64%
  AMSI 2003-6 AF4
     (4.329% due 08/25/33)                           $     250,000   $     239,074
  BSCMS 2000-WF2 A1
     (7.110% due 10/15/32)                                 440,102         475,066
  Countrywide
     (6.815% due 01/25/29)                                  42,627          44,157
                                                                     -------------
    Total Asset-Backed Securities
       (cost $782,795)                                                     758,297
                                                                     -------------
CORPORATE BONDS AND NOTES - 24.24%
BANK, BANK HOLDING COMPANIES, &
  OTHER BANK SERVICES - 2.05%
  Citigroup Capital
     (7.750% due 12/01/36)                                 100,000         107,466
  Key Bank
     (5.000% due 07/17/07)                                 185,000         192,552
  Residential Asset Corp.
     (4.610% due 06/25/33)                                 298,000         286,544
                                                                     -------------
                                                                           586,562
                                                                     -------------
CAPITAL GOODS - 3.06%
  Eaton Corp.
     (5.750% due 07/15/12)                                 180,000         187,503
  Eli Lilly
     (2.900% due 03/15/08)                                 100,000          97,208
  General Electric Capital Corp
     (6.125% due 02/22/11)                                 100,000         107,094
  Honeywell International
     (7.500% due 03/01/10)                                 108,000         123,540
  Masco Corp
     (5.875% due 07/15/12)                                 180,000         186,948
  Pitney Bowes Inc.
     (4.625% due 10/01/12)                                 180,000         175,239
                                                                     -------------
                                                                           877,532
                                                                     -------------
CONSUMER NON-DURABLE - 3.25%
  Campbell Soup Co.
     (5.875% due 10/01/08)                                 230,000         244,424
  Cargill Inc.(2)
     (6.250% due 05/01/06)                                 230,000         242,873
  Cintas Corp.
     (5.125% due 06/01/07)                                  68,000          71,232
  Diageo Capital
     (3.375% due 03/20/08)                                 136,000         133,188
  E.W. Scripps Co
     (5.750% due 07/15/12)                                 180,000         187,383
  Pharmacia Corp.
     (5.875% due 12/01/08)                                  50,000          53,519
                                                                     -------------
                                                                           932,619
                                                                     -------------
ENERGY - 5.28%
  Colonial Pipeline Co.(2)
     (7.750% due 11/01/10)                                 175,000         201,930
  Colonial Pipeline Co.(2)
     (6.580% due 08/28/32)                                 100,000         104,145
  Conoco Funding Co.
     (6.350% due 10/15/11)                                  80,000          87,045
  Conoco Inc. Sr. Nts.
     (6.350% due 04/15/09)                                 143,000         155,393

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         PRINCIPAL           VALUE
                                                     -------------   -------------
ENERGY - 5.28% (CONTINUED)
  Devon Financing Corp.
     (6.875% due 09/30/11)                           $     180,000   $     195,958
  Exelon Generation Co.(2)
     (5.350% due 01/15/14)                                 230,000         223,042
  Keyspan Corp.
     (7.250% due 11/15/05)                                 330,000         349,814
  Public Service Inc.
     (6.625% due 02/15/11)                                 180,000         197,156
                                                                     -------------
                                                                         1,514,483
                                                                     -------------
FINANCE - 1.74%
  American General Finance
     (5.375% due 09/01/09)                                 210,000         215,953
  Camden Trust
     (5.875% due 11/30/12)                                 100,000         101,076
  TIAA Global Market(2)
     (4.125% due 11/15/07)                                 180,000         182,032
                                                                     -------------
                                                                           499,061
                                                                     -------------
HEALTH CARE - .68%
  Amgen Inc.
     (6.500% due 12/01/07)                                 180,000         196,272
                                                                     -------------
MEDIA & CABLE - .74%
  Comcast Corp.
     (5.850% due 01/15/10)                                 100,000         104,347
  Thomson Corp.
     (6.200% due 01/05/12)                                 100,000         106,610
                                                                     -------------
                                                                           210,957
                                                                     -------------
MANUFACTURING - 5.21%
  Alcoa Inc.
     (7.375% due 08/01/10)                                 100,000         113,527
  Champion International Corp.
     (7.200% due 11/01/26)                                 200,000         223,240
  Ford Motor Co.
     (6.375% due 02/01/29)                                 500,000         422,556
  Westvaco Corp.
     (7.950% due 02/15/31)                                 500,000         552,618
  Weyerhauser Co.
     (5.250% due 12/15/09)                                 180,000         183,404
                                                                     -------------
                                                                         1,495,345
                                                                     -------------
TELECOMMUNICATIONS - 1.60%
  GTE North Inc.
     (6.940% due 04/15/28)                           $      80,000   $      81,642
  Sprint Capital Corp.
     (6.000% due 01/15/07)                                 180,000         188,501
  Verizon Wireless
     (5.375% due 12/15/06)                                 180,000         187,657
                                                                     -------------
                                                                           457,800
                                                                     -------------
TRANSPORTATION - .63%
    CSX Corp.
     (4.875% due 11/01/09)                                 180,000         180,944
                                                                     -------------
    Total Corporate Bonds & Notes
       (cost $7,285,158)                                                 6,951,575
                                                                     -------------

                                                            SHARES           VALUE
                                                     -----------------------------
SHORT-TERM INVESTMENTS - 1.27%
NORTHERN TRUST DIVERSIFIED ASSETS                          365,373   $     365,373
                                                                     -------------
    Total Short-Term Investments
       (cost $365,373)                                                     365,373
                                                                     -------------
TOTAL INVESTMENTS - 99.63%
   (cost $29,257,240)(1)                                                28,578,244
                                                                     -------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 18.35%                                                    5,264,244
                                                                     -------------
OTHER ASSETS AND LIABILITIES - (17.98%)                                 (5,159,065)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $  28,683,423
                                                                     =============

*   Non-income producing.

(1) For federal income tax purposes, cost is $29,257,240 and gross unrealized appreciation and depreciation of securities as of June 30, 2004 was $7,733 and ($686,729), respectively, with a net appreciation / depreciation of ($678,996).

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $9,597,889, $5,264,244, and $4,488,258, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END
         MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

         (a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

         (b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11 EXHIBITS

         (a) Code of Ethics.  Not applicable to semiannual reports.

         (b) Certifications as required by Rule 30a-2(a) under the Act filed herewith.

         (c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                SUMMIT MUTUAL FUNDS, INC.

Date: August 26, 2004         /S/ Steven R. Sutermeister
      ---------------    By: -------------------------------
                                Steven R. Sutermeister,
                                President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /S/ Steven R. Sutermeister        By:  /S/ Thomas G. Knipper
    ----------------------------           --------------------------
Steven R. Sutermeister                     Thomas G. Knipper
President and Chief Executive Officer      Vice President, Controller
                                           and Chief Compliance Officer

Date: August 26, 2004                  Date: August 26, 2004
      ---------------                        ---------------